UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21295

JPMorgan Trust I

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: June 30

Date of reporting period: March 31, 2015

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Trust I

Schedule of Portfolio Investments as of March 31, 2015

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2015.

JPMorgan Access Balanced Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 15.0%
Consumer Discretionary — 2.5%
	Auto Components — 0.2%
6,700	Aisin Seiki Co., Ltd., (Japan)	242,911
1,095	Autoliv, Inc., (Sweden), SDR	129,381
9,300	BorgWarner, Inc.	562,464
3,800	Denso Corp., (Japan)	173,224
9,069	ElringKlinger AG, (Germany)	271,893
66,994	GKN plc, (United Kingdom)	355,361
3,000	Koito Manufacturing Co., Ltd., (Japan)	90,206
12,700	Sumitomo Rubber Industries Ltd., (Japan)	234,104

		2,059,544

	Automobiles — 0.3%
5,313	Bayerische Motoren Werke AG, (Germany)	661,655
3,530	Daimler AG, (Germany)	339,003
8,000	Honda Motor Co., Ltd., (Japan)	261,143
14,800	Mitsubishi Motors Corp., (Japan)	133,448
46,300	Nissan Motor Co., Ltd., (Japan)	470,897
8,600	Suzuki Motor Corp., (Japan)	258,294
9,800	Toyota Motor Corp., (Japan)	684,077

		2,808,517

	Distributors — 0.1%
5,900	Pool Corp.	411,584

	Diversified Consumer Services — 0.0% (g)
8,100	ServiceMaster Global Holdings, Inc. (a)	273,375

	Hotels, Restaurants & Leisure — 0.1%
24,555	Compass Group plc, (United Kingdom)	426,256
4,200	Wyndham Worldwide Corp.	379,974
108,400	Wynn Macau Ltd., (China)	234,266

		1,040,496

	Household Durables — 0.1%
5,176	Electrolux AB, (Sweden), Series B	147,870
14,600	Panasonic Corp., (Japan)	191,728
27,700	Persimmon plc, (United Kingdom) (a)	360,830
6,200	Sony Corp., (Japan) (a)	165,810
7,100	Tempur Sealy International, Inc. (a)	409,954

		1,276,192

	Internet & Catalog Retail — 0.0% (g)
133,200	Home Retail Group plc, (United Kingdom)	324,881

	Leisure Products — 0.0% (g)
2,300	Polaris Industries, Inc.	324,530

	Media — 0.6%
3,000	Charter Communications, Inc., Class A (a)	579,330
2,400	CyberAgent, Inc., (Japan)	137,466
9,754	Eutelsat Communications S.A., (France)	323,552
13,383	Informa plc, (United Kingdom)	111,719
23,446	Liberty Global plc, (United Kingdom), Class A (a)	1,206,766
625	Liberty Global plc, (United Kingdom), Series C (a)	31,131
13,700	Markit Ltd., (United Kingdom) (a)	368,530
24,991	SES S.A., (Luxembourg), FDR	885,936
19,953	Sky plc, (United Kingdom)	293,548
21,695	Walt Disney Co. (The)	2,275,589
34,162	WPP plc, (United Kingdom)	775,840

		6,989,407

	Multiline Retail — 0.3%
4,200	Lojas Renner S.A., (Brazil)	118,451
28,989	Marks & Spencer Group plc, (United Kingdom)	229,270
3,100	Ryohin Keikaku Co., Ltd., (Japan)	451,295
24,602	Target Corp.	2,019,086

		2,818,102

	Specialty Retail — 0.6%
8,694	Advance Auto Parts, Inc.	1,301,405
18,894	Home Depot, Inc. (The)	2,146,547
56,064	Kingfisher plc, (United Kingdom)	316,317
2,500	O’Reilly Automotive, Inc. (a)	540,600
4,000	Ross Stores, Inc.	421,440
13,100	Sally Beauty Holdings, Inc. (a)	450,247
4,500	Tractor Supply Co.	382,770
5,400	Williams-Sonoma, Inc.	430,434
15,146	World Duty Free SpA, (Italy) (a)	162,871

		6,152,631

	Textiles, Apparel & Luxury Goods — 0.2%
743,000	China Hongxing Sports Ltd., (China) (a) (i)	1
13,408	Cie Financiere Richemont S.A., (Switzerland)	1,077,345
10,800	Hanesbrands, Inc.	361,908
1,792	Kering, (France)	349,832
1,124	LVMH Moet Hennessy Louis Vuitton SE, (France)	197,805
10,200	Moncler SpA, (Italy)	170,997
59,100	Samsonite International S.A.	205,650
1,600	Swatch Group AG (The), (Switzerland)	134,101

		2,497,639

	Total Consumer Discretionary	26,976,898

Consumer Staples — 1.4%
	Beverages — 0.2%
3,800	Brown-Forman Corp., Class B	343,330
8,900	Diageo plc, (United Kingdom)	245,946
14,800	Kirin Holdings Co., Ltd., (Japan)	194,121
10,479	Pernod-Ricard S.A., (France)	1,239,055

		2,022,452

JPMorgan Access Balanced Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Food & Staples Retailing — 0.3%
11,997	Costco Wholesale Corp.	1,817,485
6,300	FamilyMart Co., Ltd., (Japan)	263,960
34,115	Sysco Corp.	1,287,159
76,807	Tesco plc, (United Kingdom)	274,167

		3,642,771

	Food Products — 0.4%
9,000	Ajinomoto Co., Inc., (Japan)	197,446
6,440	Danone S.A., (France)	434,107
2,400	Hershey Co. (The)	242,184
22,346	Nestle S.A., (Switzerland)	1,682,708
29,575	Unilever plc, (United Kingdom)	1,233,971
8,500	WhiteWave Foods Co. (The) (a)	376,890
79,000	Wilmar International Ltd., (Singapore)	187,545

		4,354,851

	Household Products — 0.4%
4,050	Church & Dwight Co., Inc.	345,951
15,697	Kimberly-Clark Corp.	1,681,306
20,674	Procter & Gamble Co. (The)	1,694,027
2,500	Reckitt Benckiser Group plc, (United Kingdom)	214,764

		3,936,048

	Personal Products — 0.1%
7,328	L’Oreal S.A., (France)	1,349,749

	Tobacco — 0.0% (g)
13,394	Imperial Tobacco Group plc, (United Kingdom)	587,545

	Total Consumer Staples	15,893,416

Energy — 0.8%
	Energy Equipment & Services — 0.0% (g)
3,800	Cameron International Corp. (a)	171,456
68,000	China Oilfield Services Ltd., (China), Class H	113,229
4,900	Oceaneering International, Inc.	264,257
5,299	WorleyParsons Ltd., (Australia)	38,350

		587,292

	Oil, Gas & Consumable Fuels — 0.8%
90,451	Beach Energy Ltd., (Australia)	69,609
11,075	BG Group plc, (United Kingdom)	136,194
21,610	Cenovus Energy, Inc., (Canada)	364,276
25,685	ConocoPhillips	1,599,148
4,900	Continental Resources, Inc. (a)	213,983
12,540	Enbridge, Inc., (Canada)	604,451
15,208	Eni S.p.A., (Italy)	263,222
12,900	EP Energy Corp., Class A (a)	135,192
19,026	Hess Corp.	1,291,295
17,670	Oil Search Ltd., (Australia)	96,411
25,236	Phillips 66	1,983,550
5,800	Range Resources Corp.	301,832
12,100	Royal Dutch Shell plc, (Netherlands), Class B, ADR	758,670
1,300	Seven Generations Energy Ltd., (Canada), Class A (a)	16,577
20,627	Statoil ASA, (Norway)	364,714
5,495	TOTAL S.A., (France)	273,140
52,600	Tullow Oil plc, (United Kingdom)	220,510

		8,692,774

	Total Energy	9,280,066

Financials — 2.8%
	Banks — 1.1%
21,050	Australia & New Zealand Banking Group Ltd., (Australia)	585,615
635,426	Bank of China Ltd., (China), Class H	367,324
16,000	Bank of Yokohama Ltd. (The), (Japan)	93,706
10,200	BankUnited, Inc.	333,948
12,539	Barclays plc, (United Kingdom), ADR	182,693
14,967	BNP Paribas S.A., (France)	910,683
86,600	CaixaBank S.A., (Spain)	410,697
12,072	Commerzbank AG, (Germany) (a)	165,884
11,763	Danske Bank A/S, (Denmark)	310,110
50,372	DBS Group Holdings Ltd., (Singapore)	746,909
37,684	DNB ASA, (Norway)	604,817
5,425	HDFC Bank Ltd., (India), ADR	319,478
22,951	HSBC Holdings plc, (United Kingdom)	195,575
40,395	ING Groep N.V., (Netherlands), CVA (a)	591,705
129,660	Intesa Sanpaolo S.p.A., (Italy)	440,066
963,653	Lloyds Banking Group plc, (United Kingdom) (a)	1,117,006
4,400	National Bank of Canada, (Canada)	160,638
18,765	Nordea Bank AB, (Sweden)	228,567
34,031	Royal Bank of Scotland Group plc, (United Kingdom) (a)	171,915
15,947	Standard Chartered plc, (United Kingdom)	258,289
4,600	Sumitomo Mitsui Financial Group, Inc., (Japan)	176,201
85,000	Sumitomo Mitsui Trust Holdings, Inc., (Japan)	353,096
53,722	SunTrust Banks, Inc.	2,207,437
13,164	Svenska Handelsbanken AB, (Sweden), Class A	592,861
12,022	Swedbank AB, (Sweden), Class A	287,010
20,200	United Overseas Bank Ltd., (Singapore)	338,596

		12,150,826

	Capital Markets — 0.6%
19,000	Apollo Global Management LLC, Class A	410,400
3,242	Close Brothers Group plc, (United Kingdom)	74,781

JPMorgan Access Balanced Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Capital Markets — continued
8,930	Credit Suisse Group AG, (Switzerland) (a)	240,252
4,083	Deutsche Bank AG, (Germany)	141,508
15,698	GAM Holding AG, (Switzerland) (a)	325,566
7,900	Invesco Ltd.	313,551
4,260	Julius Baer Group Ltd., (Switzerland) (a)	212,931
6,223	Macquarie Group Ltd., (Australia)	361,721
49,045	Morgan Stanley	1,750,416
16,400	Och-Ziff Capital Management Group LLC, Class A	207,296
26,610	T. Rowe Price Group, Inc.	2,154,878
17,268	UBS Group AG, (Switzerland) (a)	323,794

		6,517,094

	Consumer Finance — 0.0% (g)
8,300	Credit Saison Co., Ltd., (Japan)	149,343

	Diversified Financial Services — 0.1%
17,027	Challenger Ltd., (Australia)	92,430
4,793	London Stock Exchange Group plc, (United Kingdom)	174,322
4,800	McGraw Hill Financial, Inc.	496,320
16,400	Mitsubishi UFJ Lease & Finance Co., Ltd., (Japan)	81,045

		844,117

	Insurance — 0.9%
239,800	AIA Group Ltd., (Hong Kong)	1,505,581
1,609	Allianz SE, (Germany)	279,349
14,000	Assured Guaranty Ltd., (Bermuda)	369,460
31,102	Aviva plc, (United Kingdom)	248,906
27,532	AXA S.A., (France)	692,958
73,286	Direct Line Insurance Group plc, (United Kingdom)	345,836
2,023	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, (Germany)	434,707
24,500	Ping An Insurance Group Co. of China Ltd., (China), Class H	293,917
39,421	Prudential plc, (United Kingdom)	978,250
10,613	QBE Insurance Group Ltd., (Australia)	104,908
4,500	RenaissanceRe Holdings Ltd., (Bermuda)	448,785
20,337	Sampo OYJ, (Finland), Class A	1,025,765
11,000	Sony Financial Holdings, Inc., (Japan)	176,946
44,015	Storebrand ASA, (Norway) (a)	159,930
11,400	Sun Life Financial, Inc., (Canada)	351,302
10,100	Tokio Marine Holdings, Inc., (Japan)	381,243
14,402	Travelers Cos., Inc. (The)	1,557,288

		9,355,131

	Real Estate Investment Trusts (REITs) — 0.0% (g)
63,402	Scentre Group, (Australia)	180,115
876	Unibail-Rodamco SE, (France)	236,552

		416,667

	Real Estate Management & Development — 0.1%
25,644	Deutsche Wohnen AG, (Germany)	655,890
29,500	Kerry Properties Ltd., (Hong Kong)	102,402
4,000	Mitsui Fudosan Co., Ltd., (Japan)	117,472

		875,764

	Total Financials	30,308,942

Health Care — 2.0%
	Biotechnology — 0.4%
23,376	Celgene Corp. (a)	2,694,785
2,922	CSL Ltd., (Australia)	204,430
7,024	Genmab A/S, (Denmark) (a)	527,159
13,581	Grifols S.A., (Preference Shares), (Spain), Class B	452,930
2,500	United Therapeutics Corp. (a)	431,087

		4,310,391

	Health Care Equipment & Supplies — 0.2%
22,600	Boston Scientific Corp. (a)	401,150
16,709	Elekta AB, (Sweden), Class B	150,266
2,788	Essilor International S.A., (France)	320,104
10,085	GN Store Nord A/S, (Denmark)	225,168
826	Sonova Holding AG, (Switzerland)	114,610
11,300	Sysmex Corp., (Japan)	626,549

		1,837,847

	Health Care Providers & Services — 0.3%
13,400	DaVita HealthCare Partners, Inc. (a)	1,089,152
16,300	Envision Healthcare Holdings, Inc. (a)	625,105
13,956	Express Scripts Holding Co. (a)	1,210,962
8,502	Fresenius SE & Co. KGaA, (Germany)	506,859
3,500	Miraca Holdings, Inc., (Japan)	160,906
10,100	Premier, Inc., Class A (a)	379,558

		3,972,542

	Pharmaceuticals — 1.1%
27,700	Astellas Pharma, Inc., (Japan)	453,862
12,380	AstraZeneca plc, (United Kingdom)	849,496
11,272	Bayer AG, (Germany)	1,686,470
7,000	Catalent, Inc. (a)	218,050
5,000	Endo International plc, (Ireland) (a)	448,500
14,100	GlaxoSmithKline plc, (United Kingdom), ADR	650,715
18,630	Johnson & Johnson	1,874,178
19,272	Novartis AG, (Switzerland)	1,902,156
31,431	Novo Nordisk A/S, (Denmark), Class B	1,677,906
7,081	Roche Holding AG, (Switzerland)	1,945,803
7,800	Takeda Pharmaceutical Co., Ltd., (Japan)	389,360

		12,096,496

	Total Health Care	22,217,276

JPMorgan Access Balanced Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
Industrials — 2.3%
	Aerospace & Defense — 0.3%
8,200	Hexcel Corp.	421,644
3,400	L-3 Communications Holdings, Inc.	427,686
39,413	Meggitt plc, (United Kingdom)	320,375
4,600	Rockwell Collins, Inc.	444,130
27,637	Rolls-Royce Holdings plc, (United Kingdom) (a)	389,791
9,735	Safran S.A., (France)	680,199
1,125	TransDigm Group, Inc.	246,060
17,091	Zodiac Aerospace, (France)	565,483

		3,495,368

	Air Freight & Logistics — 0.2%
9,200	FedEx Corp.	1,522,140
24,064	Toll Holdings Ltd., (Australia)	161,904

		1,684,044

	Airlines — 0.1%
7,450	Ryanair Holdings plc, (Ireland), ADR	497,436

	Building Products — 0.1%
13,956	Assa Abloy AB, (Sweden), Class B	831,294

	Commercial Services & Supplies — 0.2%
52,800	AA plc, (United Kingdom) (a)	314,534
493,000	China Everbright International Ltd., (Hong Kong)	826,859
8,000	Copart, Inc. (a)	300,560
2,925	Stericycle, Inc. (a)	410,758

		1,852,711

	Construction & Engineering — 0.0% (g)
6,367	Bouygues S.A., (France)	249,942

	Electrical Equipment — 0.2%
12,863	ABB Ltd., (Switzerland) (a)	272,876
7,100	AMETEK, Inc.	373,034
2,200	Hubbell, Inc., Class B	241,164
5,710	Legrand S.A., (France)	309,298
43,000	Mitsubishi Electric Corp., (Japan)	510,474
4,328	Schneider Electric SE, (France)	336,799
6,600	Sensata Technologies Holding N.V., (Netherlands) (a)	379,170

		2,422,815

	Industrial Conglomerates — 0.2%
4,144	DCC plc, (Ireland)	246,842
45,000	Hutchison Whampoa Ltd., (Hong Kong)	623,739
9,500	Jardine Matheson Holdings Ltd., (Hong Kong)	598,025
11,144	Koninklijke Philips N.V., (Netherlands)	316,155
36,000	Sembcorp Industries Ltd., (Singapore)	110,517
7,220	Siemens AG, (Germany)	780,873

		2,676,151

	Machinery — 0.5%
5,000	FANUC Corp., (Japan)	1,091,569
4,400	Flowserve Corp.	248,556
24,000	IHI Corp., (Japan)	112,218
88,000	Kawasaki Heavy Industries Ltd., (Japan)	443,962
13,000	Kubota Corp., (Japan)	205,386
3,000	Pall Corp.	301,170
3,700	SMC Corp., (Japan)	1,101,726
14,772	Stanley Black & Decker, Inc.	1,408,658
9,400	THK Co., Ltd., (Japan)	238,861
4,550	WABCO Holdings, Inc. (a)	559,104

		5,711,210

	Marine — 0.0% (g)
152	AP Moeller - Maersk A/S, (Denmark), Class B	317,714
31,000	Nippon Yusen KK, (Japan)	89,179

		406,893

	Professional Services — 0.3%
3,910	DKSH Holding AG, (Switzerland)	318,674
6,800	Equifax, Inc.	632,400
2,600	IHS, Inc., Class A (a)	295,776
21,700	Nielsen N.V.	967,169
5,000	Recruit Holdings Co., Ltd., (Japan)	156,007
3,275	Towers Watson & Co., Class A	432,906
6,600	Verisk Analytics, Inc., Class A (a)	471,240

		3,274,172

	Road & Rail — 0.1%
7,200	Avis Budget Group, Inc. (a)	424,908
2,200	Central Japan Railway Co., (Japan)	397,583
5,100	Genesee & Wyoming, Inc., Class A (a)	491,844

		1,314,335

	Trading Companies & Distributors — 0.1%
7,700	Fastenal Co.	319,050
51,200	Marubeni Corp., (Japan)	296,013
20,400	Mitsubishi Corp., (Japan)	409,914
21,100	Sumitomo Corp., (Japan)	225,157

		1,250,134

	Total Industrials	25,666,505

Information Technology — 2.1%
	Communications Equipment — 0.2%
36,454	Alcatel-Lucent, (France) (a)	137,047
71,956	Juniper Networks, Inc.	1,624,767

		1,761,814

	Electronic Equipment, Instruments & Components — 0.4%
48,800	Hamamatsu Photonics KK, (Japan)	1,470,938
53,000	Hitachi Ltd., (Japan)	361,982
2,480	Keyence Corp., (Japan)	1,353,328
8,000	Keysight Technologies, Inc. (a)	297,200

JPMorgan Access Balanced Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Electronic Equipment, Instruments & Components — continued
7,400	Murata Manufacturing Co., Ltd., (Japan)	1,016,310

		4,499,758

	Internet Software & Services — 0.4%
1,803	Alibaba Group Holding Ltd., (China), ADR (a)	150,082
1,600	Baidu, Inc., (China), ADR (a)	333,440
1,500	CoStar Group, Inc. (a)	296,745
22,937	Facebook, Inc., Class A (a)	1,885,765
2,140	Google, Inc., Class A (a)	1,187,058
9,400	Kakaku.com, Inc., (Japan)	155,981
190	NAVER Corp., (South Korea)	114,628
10,900	Tencent Holdings Ltd., (China)	206,990

		4,330,689

	IT Services — 0.5%
4,400	Alliance Data Systems Corp. (a)	1,303,500
10,500	Amdocs Ltd.	571,200
23,677	Cognizant Technology Solutions Corp., Class A (a)	1,477,208
9,500	Gartner, Inc. (a)	796,575
4,500	Global Payments, Inc.	412,560
2,700	Infosys Ltd., (India), ADR	94,716
11,200	NeuStar, Inc., Class A (a)	275,744
11,300	Vantiv, Inc., Class A (a)	426,010

		5,357,513

	Semiconductors & Semiconductor Equipment — 0.3%
9,550	ASML Holding N.V., (Netherlands)	968,174
3,200	Avago Technologies Ltd., (Singapore)	406,336
4,900	Lam Research Corp.	344,151
3,400	NXP Semiconductors N.V., (Netherlands) (a)	341,224
102,000	Taiwan Semiconductor Manufacturing Co., Ltd., (Taiwan)	474,051
21,720	Taiwan Semiconductor Manufacturing Co., Ltd., (Taiwan), ADR	509,986
1,500	Tokyo Electron Ltd., (Japan)	104,046

		3,147,968

	Software — 0.2%
3,700	CommVault Systems, Inc. (a)	161,690
10,129	Gemalto N.V., (Netherlands)	807,062
5,300	Oracle Corp., (Japan)	228,079
11,000	Qlik Technologies, Inc. (a)	342,430
3,755	SAP SE, (Germany)	271,402
5,500	SolarWinds, Inc. (a)	281,820
6,600	Solera Holdings, Inc.	340,956
10,900	Trend Micro, Inc., (Japan)	359,160

		2,792,599

	Technology Hardware, Storage & Peripherals — 0.1%
4,700	Canon, Inc., (Japan)	166,292
157	Samsung Electronics Co., Ltd., (South Korea)	203,590
541	Samsung Electronics Co., Ltd., (South Korea), GDR	269,171
9,700	Wacom Co., Ltd., (Japan)	46,727

		685,780

	Total Information Technology	22,576,121

Materials — 0.5%
	Chemicals — 0.3%
1,630	Air Liquide S.A., (France)	209,845
2,150	Airgas, Inc.	228,136
36,000	Asahi Kasei Corp., (Japan)	343,787
3,207	BASF SE, (Germany)	317,479
4,360	CF Industries Holdings, Inc.	1,236,845
4,150	Ecolab, Inc.	474,677
6,968	Koninklijke DSM N.V., (Netherlands)	388,357
13,000	Tosoh Corp., (Japan)	65,481
6,104	Umicore S.A., (Belgium)	254,935

		3,519,542

	Containers & Packaging — 0.0% (g)
14,696	Amcor Ltd., (Australia)	156,585

	Metals & Mining — 0.2%
9,766	Acerinox S.A., (Spain)	164,267
3,200	Agnico-Eagle Mines Ltd., (Canada)	88,909
10,722	Antofagasta plc, (United Kingdom)	115,994
13,619	BHP Billiton Ltd., (Australia)	316,560
14,451	BHP Billiton plc, (Australia)	317,132
17,096	First Quantum Minerals Ltd., (Canada)	207,196
3,425	Rio Tinto Ltd., (United Kingdom)	148,405
10,035	Rio Tinto plc, (United Kingdom)	413,812

		1,772,275

	Total Materials	5,448,402

Telecommunication Services — 0.4%
	Diversified Telecommunication Services — 0.1%
9,200	Nippon Telegraph & Telephone Corp., (Japan)	567,925
80,000	Singapore Telecommunications Ltd., (Singapore)	255,283
446	Swisscom AG, (Switzerland)	258,631
39,752	Telefonica Deutschland Holding AG, (Germany) (a)	228,591
19,934	Telefonica S.A., (Spain)	283,651
25,390	Telstra Corp., Ltd., (Australia)	121,884

		1,715,965

	Wireless Telecommunication Services — 0.3%
9,600	America Movil S.A.B. de C.V., (Mexico), Class L, ADR	196,416

JPMorgan Access Balanced Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Wireless Telecommunication Services — continued
10,450	SBA Communications Corp., Class A (a)	1,223,695
14,700	SoftBank Corp., (Japan)	856,120
137,000	Vodafone Group plc, (United Kingdom)	448,309
13,081	Vodafone Group plc, (United Kingdom), ADR	427,487

		3,152,027

	Total Telecommunication Services	4,867,992

Utilities — 0.2%
	Electric Utilities — 0.0% (g)
16,634	SSE plc, (United Kingdom)	369,157

	Multi-Utilities — 0.2%
14,222	E.ON SE, (Germany)	211,466
14,780	GDF Suez, (France)	291,802
81,411	National Grid plc, (United Kingdom)	1,046,624

		1,549,892

	Total Utilities	1,919,049

	Total Common Stocks (Cost $138,966,801)	165,154,667

Exchange Traded Funds — 16.7%
	International Equity — 0.8%
143,100	iShares MSCI All Country Asia ex Japan Index ETF	9,158,400

	U.S. Equity — 15.9%
249,800	Energy Select Sector SPDR Fund,	19,379,484
246,500	iShares Core S&P Mid Cap ETF	37,463,070
569,200	SPDR S&P 500 ETF Trust	117,499,956

	Total U.S. Equity	174,342,510

	Total Exchange Traded Funds (Cost $166,989,997)	183,500,910

Exchange Traded Note — 1.1%
	Alternative Assets — 1.1%
439,237	iPath Dow Jones-UBS Commodity Index Total Return (a) (s) (Cost $16,686,101)	12,180,042

Alternative Investment — 3.6%
	Alternative Investment Fund — 3.6%
319,532	Marshall Wace UCITS Fund plc - MW Developed Europe TOPS Fund, Class F Shares (Ireland) (a) (Cost $36,000,000)	40,046,923

Investment Companies — 56.2%
	Alternative Assets — 2.8%
3,534,719	John Hancock Funds II - Absolute Return Currency Fund, Class R6 Shares	30,363,232

	Fixed Income — 27.7%
9,272,690	JPMorgan Core Bond Fund, Class R6 Shares (b)	110,252,290
11,932,419	JPMorgan Core Plus Bond Fund, Class R6 Shares (b)	100,351,640
7,842,958	JPMorgan High Yield Fund, Class R6 Shares (b)	60,155,489
2,185,658	JPMorgan Inflation Managed Bond Fund, Class R6 Shares (b)	22,599,699
1,138,614	JPMorgan Unconstrained Debt Fund (b)	11,556,931

	Total Fixed Income	304,916,049

	International Equity — 13.2%
754,630	Invesco Asia Pacific Growth Fund, Class Y Shares	24,321,727
3,574,976	JPMorgan Global Research Enhanced Index Fund, Select Class Shares (b)	66,923,542
850,277	Matthews Pacific Tiger Fund, Institutional Class Shares	24,283,919
1,187,447	Oakmark International Fund, Class I Shares	29,519,932

	Total International Equity	145,049,120

	Money Market — 5.0%
55,368,520	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.040% (b) (l) (s)	55,368,520
	U.S. Equity — 7.5%
2,730,193	JPMorgan U.S. Large Cap Core Plus Fund, Class R5 Shares (b)	82,042,291

	Total Investment Companies (Cost $588,703,083)	617,739,212

Preferred Stocks — 0.1%
Consumer Discretionary — 0.1%
	Automobiles — 0.1%
2,909	Volkswagen AG, (Preference Shares), (Germany)	771,474

Telecommunication Services — 0.0% (g)
	Diversified Telecommunication Services — 0.0% (g)
212,423	Telecom Italia S.p.A., (Italy)	199,745

	Total Preferred Stocks (Cost $824,014)	971,219

PRINCIPAL AMOUNT($)
Structured Notes — 7.3%
	Alternative Assets — 0.9%
13,700,000	Societe Generale S.A., Single Commodity Return Non-Principal Protected Notes, Series 2014-160, Linked to the Dow Jones Commodity Index-3 month Forward, 06/26/15 (a) (s)	10,265,512

JPMorgan Access Balanced Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Structured Notes — continued
	Fixed Income — 1.0%
12,000,000	Goldman Sachs Group, Inc., Autocallable Currency-Linked Notes, Linked to the Performance of the Indonesian Rupiah/U.S. Dollar Exchange Rate, maximum return of 24.5%, 11/03/15 (a)	11,226,014

	International Equity — 3.8%
11,000,000	Goldman Sachs Group, Inc., Delta-One Notes, Linked to the Performance of the TOPIX Index, 06/23/15 (a)	10,787,810
26,000,000	Societe Generale S.A., Single Equity Index Return Non-Principal Protected Notes, Series 2015-9, Linked to the Performance of the DAX Index, 07/23/15 (a)	30,844,040

	Total International Equity	41,631,850

	U.S. Equity — 1.6%
16,700,000	HSBC USA, Inc., Delta-One Notes, Linked to the KBW Bank Index, 04/30/15 (a)	17,682,027

	Total Structured Notes (Cost $79,400,000)	80,805,403

NUMBER OF RIGHTS
Rights — 0.0% (g)
Industrials — 0.0% (g)
	Commercial Services & Supplies — 0.0% (g)
4,950	AA plc, (United Kingdom), expiring 04/16/15 (a)	1,218

Telecommunication Services — 0.0% (g)
	Diversified Telecommunication Services — 0.0% (g)
19,934	Telefonica S.A., (Spain), expiring 04/17/15 (a)	3,215

	Total Rights (Cost –)	4,433

	Total Investments — 100.0% (Cost $1,027,569,996)	1,100,402,809
	Liabilities in Excess of Other Assets — 0.0% (g)	(498,577)

	NET ASSETS — 100.0%	$1,099,904,232

Percentages indicated are based on net assets.

PORTFOLIO COMPOSITION BY COUNTRY*
United States	84.0%
France	4.6
Ireland	3.8
Japan	1.8
United Kingdom	1.5
Others (each less than 1.0%)	4.3

*	Percentages indicated are based upton total investments as of March 31, 2015.

JPMorgan Access Balanced Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

NOTES TO CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
CVA	—	Dutch Certification
ETF	—	Exchange Traded Fund
FDR	—	Fiduciary Depositary Receipt
GDR	—	Global Depositary Receipt
MSCI	—	Morgan Stanley Capital International
SDR	—	Swedish Depositary Receipt
SPDR	—	Standard & Poor’s Depositary Receipts
UCITS	—	Undertakings for Collective Investment in Transferable Securities

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.1%.
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	—	The rate shown is the current yield as of March 31, 2015.
(s)	—	All or a portion of the position is held by the Subsidiary.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments is $82,968,203 and 7.5% respectively.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-411.

As of March 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$94,376,480
Aggregate gross unrealized depreciation	(21,543,667)

Net unrealized appreciation/depreciation	$72,832,813

Federal income tax cost of investments	$1,027,569,996

JPM Access Balanced Fund Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on March 11, 2013 and is currently a wholly-owned subsidiary of the Fund. Effective April 30, 2015, the Subsidiary has changed its name to Access Balanced Fund CS Ltd. The Subsidiary acts as an investment vehicle for the Fund in order to effect certain investments consistent with the Fund’s investment objective and policies as described in the Fund’s prospectus. As of March 31, 2015, net assets of the Fund were $1,099,904,232 of which $22,827,578, or approximately 2.1%, represented the Subsidiary’s net assets. The Consolidated Schedules of Portfolio Investments (“CSOIs”) include positions of the Fund and its Subsidiary. Subsequent references to the Fund within the Notes to CSOI includes positions of the Fund and the Subsidiary. All significant intercompany balances and transactions have been eliminated in consolidation.

JPMorgan Access Balanced Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

A. Valuation — The valuation of the investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments shall be valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Investments in open-end investment companies, including J.P Morgan Funds, (the “Underlying Funds”) are valued at each investment company’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Access Balanced Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

The following table represents each valuation input as presented on the Consolidated Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Consumer Discretionary	$15,447,410	$11,529,487	$1	$26,976,898
Consumer Staples	7,788,332	8,105,084	—	15,893,416
Energy	7,704,687	1,575,379	—	9,280,066
Financials	11,413,233	18,895,709	—	30,308,942
Health Care	10,173,508	12,043,768	—	22,217,276
Industrials	12,414,588	13,251,917	—	25,666,505
Information Technology	13,861,163	8,714,958	—	22,576,121
Materials	2,235,763	3,212,639	—	5,448,402
Telecommunication Services	1,847,598	3,020,394	—	4,867,992
Utilities	—	1,919,049	—	1,919,049

Total Common Stocks	82,886,282	82,268,384	1	165,154,667

Preferred Stocks
Consumer Discretionary	—	771,474	—	771,474
Telecommunication Services	—	199,745	—	199,745

Total Preferred Stocks	—	971,219	—	971,219

Exchange Traded Funds	183,500,910	—	—	183,500,910
Exchange Traded Note	12,180,042	—	—	12,180,042
Alternative Investment	—	40,046,923	—	40,046,923
Investment Companies	617,739,212	—	—	617,739,212
Structured Notes	—	80,805,403	—	80,805,403
Rights
Industrials	—	1,218	—	1,218
Telecommunication Services	3,215	—	—	3,215

Total Rights	3,215	1,218	—	4,433

Total Investments in Securities	$896,309,661	$204,093,147	$1	$1,100,402,809

There were no significant transfers between Levels 1 and 2 during the period ended March 31, 2015.

JPMorgan Access Growth Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 19.7%
	Consumer Discretionary — 3.3%
	Auto Components — 0.3%
6,600	Aisin Seiki Co., Ltd., (Japan)	239,285
1,142	Autoliv, Inc., (Sweden), SDR	134,935
12,100	BorgWarner, Inc.	731,808
4,000	Denso Corp., (Japan)	182,341
8,616	ElringKlinger AG, (Germany)	258,312
68,658	GKN plc, (United Kingdom)	364,188
3,000	Koito Manufacturing Co., Ltd., (Japan)	90,206
14,500	Sumitomo Rubber Industries Ltd., (Japan)	267,284

		2,268,359

	Automobiles — 0.3%
5,534	Bayerische Motoren Werke AG, (Germany)	689,178
3,742	Daimler AG, (Germany)	359,362
8,300	Honda Motor Co., Ltd., (Japan)	270,936
15,000	Mitsubishi Motors Corp., (Japan)	135,251
49,100	Nissan Motor Co., Ltd., (Japan)	499,374
9,000	Suzuki Motor Corp., (Japan)	270,308
10,200	Toyota Motor Corp., (Japan)	711,998

		2,936,407

	Distributors — 0.1%
7,800	Pool Corp.	544,128

	Diversified Consumer Services — 0.0% (g)
10,600	ServiceMaster Global Holdings, Inc. (a)	357,750

	Hotels, Restaurants & Leisure — 0.1%
25,859	Compass Group plc, (United Kingdom)	448,893
5,400	Wyndham Worldwide Corp.	488,538
114,400	Wynn Macau Ltd., (China)	247,232

		1,184,663

	Household Durables — 0.2%
5,487	Electrolux AB, (Sweden), Series B	156,755
16,200	Panasonic Corp., (Japan)	212,739
28,872	Persimmon plc, (United Kingdom) (a)	376,096
6,500	Sony Corp., (Japan) (a)	173,834
9,300	Tempur Sealy International, Inc. (a)	536,982

		1,456,406

	Internet & Catalog Retail — 0.0% (g)
118,400	Home Retail Group plc, (United Kingdom)	288,783

	Leisure Products — 0.1%
3,050	Polaris Industries, Inc.	430,355

	Media — 0.8%
3,900	Charter Communications, Inc., Class A (a)	753,129
2,500	CyberAgent, Inc., (Japan)	143,193
10,162	Eutelsat Communications S.A., (France)	337,086
14,768	Informa plc, (United Kingdom)	123,281
25,309	Liberty Global plc, (United Kingdom), Class A (a)	1,302,654
605	Liberty Global plc, (United Kingdom), Series C (a)	30,135
18,000	Markit Ltd., (United Kingdom) (a)	484,200
26,493	SES S.A., (Luxembourg), FDR	939,183
20,799	Sky plc, (United Kingdom)	305,995
24,946	Walt Disney Co. (The)	2,616,586
35,625	WPP plc, (United Kingdom)	809,066

		7,844,508

	Multiline Retail — 0.3%
4,300	Lojas Renner S.A., (Brazil)	121,271
32,689	Marks & Spencer Group plc, (United Kingdom)	258,533
3,300	Ryohin Keikaku Co., Ltd., (Japan)	480,410
28,288	Target Corp.	2,321,596

		3,181,810

	Specialty Retail — 0.8%
9,997	Advance Auto Parts, Inc.	1,496,451
21,725	Home Depot, Inc. (The)	2,468,177
58,387	Kingfisher plc, (United Kingdom)	329,424
3,250	O’Reilly Automotive, Inc. (a)	702,780
5,250	Ross Stores, Inc.	553,140
17,100	Sally Beauty Holdings, Inc. (a)	587,727
5,900	Tractor Supply Co.	501,854
7,100	Williams-Sonoma, Inc.	565,941
16,054	World Duty Free SpA, (Italy) (a)	172,635

		7,378,129

	Textiles, Apparel & Luxury Goods — 0.3%
755,000	China Hongxing Sports Ltd., (China) (a) (i)	1
14,078	Cie Financiere Richemont S.A., (Switzerland)	1,131,180
14,000	Hanesbrands, Inc.	469,140
1,937	Kering, (France)	378,139
1,190	LVMH Moet Hennessy Louis Vuitton SE, (France)	209,420
10,623	Moncler SpA, (Italy)	178,088
59,100	Samsonite International S.A.	205,650
1,695	Swatch Group AG (The), (Switzerland)	142,063

		2,713,681

	Total Consumer Discretionary	30,584,979

	Consumer Staples — 1.9%
	Beverages — 0.2%
5,000	Brown-Forman Corp., Class B	451,750
10,900	Diageo plc, (United Kingdom)	301,214
13,700	Kirin Holdings Co., Ltd., (Japan)	179,693
11,099	Pernod-Ricard S.A., (France)	1,312,365

		2,245,022

	Food & Staples Retailing — 0.4%
13,795	Costco Wholesale Corp.	2,089,873
6,500	FamilyMart Co., Ltd., (Japan)	272,340
39,227	Sysco Corp.	1,480,035

JPMorgan Access Growth Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Food & Staples Retailing — continued
83,990	Tesco plc, (United Kingdom)	299,807

		4,142,055

	Food Products — 0.5%
10,000	Ajinomoto Co., Inc., (Japan)	219,384
6,827	Danone S.A., (France)	460,193
3,100	Hershey Co. (The)	312,821
23,226	Nestle S.A., (Switzerland)	1,748,974
31,028	Unilever plc, (United Kingdom)	1,294,596
11,100	WhiteWave Foods Co. (The) (a)	492,174
79,000	Wilmar International Ltd., (Singapore)	187,545

		4,715,687

	Household Products — 0.5%
5,300	Church & Dwight Co., Inc.	452,726
18,049	Kimberly-Clark Corp.	1,933,228
24,074	Procter & Gamble Co. (The)	1,972,624
2,600	Reckitt Benckiser Group plc, (United Kingdom)	223,355

		4,581,933

	Personal Products — 0.2%
7,732	L’Oreal S.A., (France)	1,424,162

	Tobacco — 0.1%
14,194	Imperial Tobacco Group plc, (United Kingdom)	622,638

	Total Consumer Staples	17,731,497

	Energy — 1.1%
	Energy Equipment & Services — 0.1%
5,000	Cameron International Corp. (a)	225,600
68,000	China Oilfield Services Ltd., (China), Class H	113,229
6,500	Oceaneering International, Inc.	350,545
5,593	WorleyParsons Ltd., (Australia)	40,478

		729,852

	Oil, Gas & Consumable Fuels — 1.0%
94,830	Beach Energy Ltd., (Australia)	72,979
11,745	BG Group plc, (United Kingdom)	144,155
22,930	Cenovus Energy, Inc., (Canada)	386,527
29,534	ConocoPhillips	1,838,787
6,500	Continental Resources, Inc. (a)	283,855
13,295	Enbridge, Inc., (Canada)	640,843
15,210	Eni S.p.A., (Italy)	263,257
16,800	EP Energy Corp., Class A (a)	176,064
21,877	Hess Corp.	1,484,792
18,730	Oil Search Ltd., (Australia)	102,195
29,018	Phillips 66	2,280,815
7,600	Range Resources Corp.	395,504
12,400	Royal Dutch Shell plc, (Netherlands), Class B, ADR	777,480
1,200	Seven Generations Energy Ltd., (Canada), Class A (a)	15,301
21,502	Statoil ASA, (Norway)	380,186
5,840	TOTAL S.A., (France)	290,289
55,800	Tullow Oil plc, (United Kingdom)	233,925

		9,766,954

	Total Energy	10,496,806

	Financials — 3.5%
	Banks — 1.4%
22,004	Australia & New Zealand Banking Group Ltd., (Australia)	612,155
675,416	Bank of China Ltd., (China), Class H	390,442
16,000	Bank of Yokohama Ltd. (The), (Japan)	93,706
13,400	BankUnited, Inc.	438,716
12,946	Barclays plc, (United Kingdom), ADR	188,623
15,646	BNP Paribas S.A., (France)	951,997
85,925	CaixaBank S.A., (Spain)	407,495
12,584	Commerzbank AG, (Germany) (a)	172,919
12,259	Danske Bank A/S, (Denmark)	323,186
53,072	DBS Group Holdings Ltd., (Singapore)	786,944
39,260	DNB ASA, (Norway)	630,112
5,750	HDFC Bank Ltd., (India), ADR	338,617
25,752	HSBC Holdings plc, (United Kingdom)	219,444
43,273	ING Groep N.V., (Netherlands), CVA (a)	633,862
135,059	Intesa Sanpaolo S.p.A., (Italy)	458,391
1,019,076	Lloyds Banking Group plc, (United Kingdom) (a)	1,181,249
4,600	National Bank of Canada, (Canada)	167,940
19,656	Nordea Bank AB, (Sweden)	239,419
35,980	Royal Bank of Scotland Group plc, (United Kingdom) (a)	181,760
16,631	Standard Chartered plc, (United Kingdom)	269,368
4,900	Sumitomo Mitsui Financial Group, Inc., (Japan)	187,692
88,000	Sumitomo Mitsui Trust Holdings, Inc., (Japan)	365,559
61,773	SunTrust Banks, Inc.	2,538,253
13,924	Svenska Handelsbanken AB, (Sweden), Class A	627,089
12,632	Swedbank AB, (Sweden), Class A	301,573
21,100	United Overseas Bank Ltd., (Singapore)	353,682

		13,060,193

	Capital Markets — 0.8%
24,900	Apollo Global Management LLC, Class A	537,840
2,827	Close Brothers Group plc, (United Kingdom)	65,209
9,335	Credit Suisse Group AG, (Switzerland) (a)	251,148
3,897	Deutsche Bank AG, (Germany)	135,061
16,926	GAM Holding AG, (Switzerland) (a)	351,034
10,400	Invesco Ltd.	412,776
4,525	Julius Baer Group Ltd., (Switzerland) (a)	226,177
6,693	Macquarie Group Ltd., (Australia)	389,040
56,425	Morgan Stanley	2,013,808

JPMorgan Access Growth Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Capital Markets — continued
21,500	Och-Ziff Capital Management Group LLC, Class A	271,760
30,598	T. Rowe Price Group, Inc.	2,477,826
17,399	UBS Group AG, (Switzerland) (a)	326,251

		7,457,930

	Consumer Finance — 0.0% (g)
9,200	Credit Saison Co., Ltd., (Japan)	165,536

	Diversified Financial Services — 0.1%
18,435	Challenger Ltd., (Australia)	100,074
4,464	London Stock Exchange Group plc, (United Kingdom)	162,356
6,400	McGraw Hill Financial, Inc.	661,760
19,300	Mitsubishi UFJ Lease & Finance Co., Ltd., (Japan)	95,376

		1,019,566

	Insurance — 1.1%
254,000	AIA Group Ltd., (Hong Kong)	1,594,735
1,699	Allianz SE, (Germany)	294,975
18,400	Assured Guaranty Ltd., (Bermuda)	485,576
32,420	Aviva plc, (United Kingdom)	259,453
27,870	AXA S.A., (France)	701,465
76,991	Direct Line Insurance Group plc, (United Kingdom)	363,320
2,008	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, (Germany)	431,483
25,500	Ping An Insurance Group Co. of China Ltd., (China), Class H	305,914
41,599	Prudential plc, (United Kingdom)	1,032,298
10,182	QBE Insurance Group Ltd., (Australia)	100,647
5,800	RenaissanceRe Holdings Ltd., (Bermuda)	578,434
21,602	Sampo OYJ, (Finland), Class A	1,089,570
12,000	Sony Financial Holdings, Inc., (Japan)	193,032
46,403	Storebrand ASA, (Norway) (a)	168,607
11,500	Sun Life Financial, Inc., (Canada)	354,384
10,800	Tokio Marine Holdings, Inc., (Japan)	407,666
16,560	Travelers Cos., Inc. (The)	1,790,633

		10,152,192

	Real Estate Investment Trusts (REITs) — 0.0% (g)
58,671	Scentre Group, (Australia)	166,675
912	Unibail-Rodamco SE, (France)	246,273

		412,948

	Real Estate Management & Development — 0.1%
27,181	Deutsche Wohnen AG, (Germany)	695,202
32,000	Kerry Properties Ltd., (Hong Kong)	111,080
4,000	Mitsui Fudosan Co., Ltd., (Japan)	117,472

		923,754

	Total Financials	33,192,119

	Health Care — 2.6%
	Biotechnology — 0.5%
26,879	Celgene Corp. (a)	3,098,611
3,288	CSL Ltd., (Australia)	230,036
7,446	Genmab A/S, (Denmark) (a)	558,830
14,399	Grifols S.A., (Preference Shares), (Spain), Class B	480,210
3,300	United Therapeutics Corp. (a)	569,036

		4,936,723

	Health Care Equipment & Supplies — 0.2%
29,500	Boston Scientific Corp. (a)	523,625
16,427	Elekta AB, (Sweden), Class B	147,730
2,850	Essilor International S.A., (France)	327,223
10,504	GN Store Nord A/S, (Denmark)	234,523
862	Sonova Holding AG, (Switzerland)	119,605
12,000	Sysmex Corp., (Japan)	665,362

		2,018,068

	Health Care Providers & Services — 0.5%
17,500	DaVita HealthCare Partners, Inc. (a)	1,422,400
21,400	Envision Healthcare Holdings, Inc. (a)	820,690
16,055	Express Scripts Holding Co. (a)	1,393,092
8,862	Fresenius SE & Co. KGaA, (Germany)	528,321
3,200	Miraca Holdings, Inc., (Japan)	147,114
13,300	Premier, Inc., Class A (a)	499,814

		4,811,431

	Pharmaceuticals — 1.4%
27,400	Astellas Pharma, Inc., (Japan)	448,946
13,125	AstraZeneca plc, (United Kingdom)	900,617
11,782	Bayer AG, (Germany)	1,762,774
9,200	Catalent, Inc. (a)	286,580
6,600	Endo International plc, (Ireland) (a)	592,020
14,400	GlaxoSmithKline plc, (United Kingdom), ADR	664,560
21,421	Johnson & Johnson	2,154,953
19,954	Novartis AG, (Switzerland)	1,969,470
33,296	Novo Nordisk A/S, (Denmark), Class B	1,777,467
7,475	Roche Holding AG, (Switzerland)	2,054,071
8,100	Takeda Pharmaceutical Co., Ltd., (Japan)	404,335

		13,015,793

	Total Health Care	24,782,015

	Industrials — 3.1%
	Aerospace & Defense — 0.4%
10,650	Hexcel Corp.	547,623
4,400	L-3 Communications Holdings, Inc.	553,476
40,270	Meggitt plc, (United Kingdom)	327,341
6,000	Rockwell Collins, Inc.	579,300
29,821	Rolls-Royce Holdings plc, (United Kingdom) (a)	420,594
10,321	Safran S.A., (France)	721,145
1,475	TransDigm Group, Inc.	322,612
18,149	Zodiac Aerospace, (France)	600,488

		4,072,579

JPMorgan Access Growth Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Air Freight & Logistics — 0.2%
10,584	FedEx Corp.	1,751,123
25,084	Toll Holdings Ltd., (Australia)	168,767

		1,919,890

	Airlines — 0.1%
9,700	Ryanair Holdings plc, (Ireland), ADR	647,669

	Building Products — 0.1%
14,796	Assa Abloy AB, (Sweden), Class B	881,329

	Commercial Services & Supplies — 0.2%
56,100	AA plc, (United Kingdom) (a)	334,193
523,000	China Everbright International Ltd., (Hong Kong)	877,174
10,600	Copart, Inc. (a)	398,242
3,825	Stericycle, Inc. (a)	537,145

		2,146,754

	Construction & Engineering — 0.0% (g)
6,634	Bouygues S.A., (France)	260,423

	Electrical Equipment — 0.3%
13,197	ABB Ltd., (Switzerland) (a)	279,961
9,300	AMETEK, Inc.	488,622
2,900	Hubbell, Inc., Class B	317,898
5,953	Legrand S.A., (France)	322,461
45,000	Mitsubishi Electric Corp., (Japan)	534,217
4,491	Schneider Electric SE, (France)	349,484
8,600	Sensata Technologies Holding N.V., (Netherlands) (a)	494,070

		2,786,713

	Industrial Conglomerates — 0.3%
4,315	DCC plc, (Ireland)	257,028
47,000	Hutchison Whampoa Ltd., (Hong Kong)	651,460
10,100	Jardine Matheson Holdings Ltd., (Hong Kong)	635,795
11,637	Koninklijke Philips N.V., (Netherlands)	330,141
33,000	Sembcorp Industries Ltd., (Singapore)	101,307
7,534	Siemens AG, (Germany)	814,834

		2,790,565

	Machinery — 0.7%
5,300	FANUC Corp., (Japan)	1,157,063
5,700	Flowserve Corp.	321,993
26,000	IHI Corp., (Japan)	121,569
93,000	Kawasaki Heavy Industries Ltd., (Japan)	469,187
10,000	Kubota Corp., (Japan)	157,989
3,900	Pall Corp.	391,521
3,900	SMC Corp., (Japan)	1,161,279
16,985	Stanley Black & Decker, Inc.	1,619,690
10,200	THK Co., Ltd., (Japan)	259,190
5,950	WABCO Holdings, Inc. (a)	731,136

		6,390,617

	Marine — 0.0% (g)
152	AP Moeller - Maersk A/S, (Denmark), Class B	317,714
31,000	Nippon Yusen KK, (Japan)	89,179

		406,893

	Professional Services — 0.4%
3,776	DKSH Holding AG, (Switzerland)	307,753
8,900	Equifax, Inc.	827,700
3,400	IHS, Inc., Class A (a)	386,784
28,400	Nielsen N.V.	1,265,788
5,100	Recruit Holdings Co., Ltd., (Japan)	159,127
4,300	Towers Watson & Co., Class A	568,396
8,600	Verisk Analytics, Inc., Class A (a)	614,040

		4,129,588

	Road & Rail — 0.2%
9,400	Avis Budget Group, Inc. (a)	554,741
2,300	Central Japan Railway Co., (Japan)	415,655
6,600	Genesee & Wyoming, Inc., Class A (a)	636,504

		1,606,900

	Trading Companies & Distributors — 0.2%
10,100	Fastenal Co.	418,494
54,300	Marubeni Corp., (Japan)	313,935
21,500	Mitsubishi Corp., (Japan)	432,017
22,000	Sumitomo Corp., (Japan)	234,761

		1,399,207

	Total Industrials	29,439,127

	Information Technology — 2.8%
	Communications Equipment — 0.2%
38,916	Alcatel-Lucent, (France) (a)	146,303
82,738	Juniper Networks, Inc.	1,868,224

		2,014,527

	Electronic Equipment, Instruments & Components — 0.5%
51,600	Hamamatsu Photonics KK, (Japan)	1,555,336
56,000	Hitachi Ltd., (Japan)	382,472
2,640	Keyence Corp., (Japan)	1,440,640
10,500	Keysight Technologies, Inc. (a)	390,075
7,900	Murata Manufacturing Co., Ltd., (Japan)	1,084,980

		4,853,503

	Internet Software & Services — 0.5%
2,155	Alibaba Group Holding Ltd., (China), ADR (a)	179,382
1,650	Baidu, Inc., (China), ADR (a)	343,860
1,900	CoStar Group, Inc. (a)	375,877
26,374	Facebook, Inc., Class A (a)	2,168,339
2,461	Google, Inc., Class A (a)	1,365,117
10,000	Kakaku.com, Inc., (Japan)	165,937
189	NAVER Corp., (South Korea)	114,024
10,800	Tencent Holdings Ltd., (China)	205,091

		4,917,627

JPMorgan Access Growth Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	IT Services — 0.7%
5,750	Alliance Data Systems Corp. (a)	1,703,437
13,700	Amdocs Ltd.	745,280
27,225	Cognizant Technology Solutions Corp., Class A (a)	1,698,568
12,400	Gartner, Inc. (a)	1,039,740
5,800	Global Payments, Inc.	531,744
2,900	Infosys Ltd., (India), ADR	101,732
14,700	NeuStar, Inc., Class A (a)	361,914
14,800	Vantiv, Inc., Class A (a)	557,960

		6,740,375

	Semiconductors & Semiconductor Equipment — 0.4%
10,084	ASML Holding N.V., (Netherlands)	1,022,311
3,200	Avago Technologies Ltd., (Singapore)	406,336
6,450	Lam Research Corp.	453,016
4,400	NXP Semiconductors N.V., (Netherlands) (a)	441,584
104,000	Taiwan Semiconductor Manufacturing Co., Ltd., (Taiwan)	483,346
23,025	Taiwan Semiconductor Manufacturing Co., Ltd., (Taiwan), ADR	540,627
1,600	Tokyo Electron Ltd., (Japan)	110,982

		3,458,202

	Software — 0.4%
4,800	CommVault Systems, Inc. (a)	209,760
10,756	Gemalto N.V., (Netherlands)	857,020
5,600	Oracle Corp., (Japan)	240,989
14,400	Qlik Technologies, Inc. (a)	448,272
3,985	SAP SE, (Germany)	288,025
7,200	SolarWinds, Inc. (a)	368,928
8,600	Solera Holdings, Inc.	444,276
11,200	Trend Micro, Inc., (Japan)	369,046

		3,226,316

	Technology Hardware, Storage & Peripherals — 0.1%
5,000	Canon, Inc., (Japan)	176,907
151	Samsung Electronics Co., Ltd., (South Korea)	195,810
642	Samsung Electronics Co., Ltd., (South Korea), GDR	319,423
10,000	Wacom Co., Ltd., (Japan)	48,171

		740,311

	Total Information Technology	25,950,861

	Materials — 0.6%
	Chemicals — 0.4%
1,729	Air Liquide S.A., (France)	222,590
2,750	Airgas, Inc.	291,802
37,000	Asahi Kasei Corp., (Japan)	353,336
3,485	BASF SE, (Germany)	345,000
5,014	CF Industries Holdings, Inc.	1,422,372
5,400	Ecolab, Inc.	617,652
7,400	Koninklijke DSM N.V., (Netherlands)	412,435
11,000	Tosoh Corp., (Japan)	55,407
6,364	Umicore S.A., (Belgium)	265,794

		3,986,388

	Containers & Packaging — 0.0% (g)
15,577	Amcor Ltd., (Australia)	165,972

	Metals & Mining — 0.2%
10,170	Acerinox S.A., (Spain)	171,063
3,400	Agnico-Eagle Mines Ltd., (Canada)	94,466
9,929	Antofagasta plc, (United Kingdom)	107,415
15,875	BHP Billiton Ltd., (Australia)	368,999
15,055	BHP Billiton plc, (Australia)	330,387
18,120	First Quantum Minerals Ltd., (Canada)	219,606
3,614	Rio Tinto Ltd., (United Kingdom)	156,594
10,635	Rio Tinto plc, (United Kingdom)	438,554

		1,887,084

	Total Materials	6,039,444

	Telecommunication Services — 0.6%
	Diversified Telecommunication Services — 0.2%
9,500	Nippon Telegraph & Telephone Corp., (Japan)	586,445
96,000	Singapore Telecommunications Ltd., (Singapore)	306,340
490	Swisscom AG, (Switzerland)	284,146
41,449	Telefonica Deutschland Holding AG, (Germany) (a)	238,349
20,961	Telefonica S.A., (Spain)	298,265
27,758	Telstra Corp., Ltd., (Australia)	133,251

		1,846,796

	Wireless Telecommunication Services — 0.4%
9,900	America Movil S.A.B. de C.V., (Mexico), Class L, ADR	202,554
13,650	SBA Communications Corp., Class A (a)	1,598,415
15,800	SoftBank Corp., (Japan)	920,183
137,900	Vodafone Group plc, (United Kingdom)	451,254
13,100	Vodafone Group plc, (United Kingdom), ADR	428,108

		3,600,514

	Total Telecommunication Services	5,447,310

	Utilities — 0.2%
	Electric Utilities — 0.0% (g)
17,334	SSE plc, (United Kingdom)	384,692

	Multi-Utilities — 0.2%
15,931	E.ON SE, (Germany)	236,877
15,413	GDF Suez, (France)	304,299
85,868	National Grid plc, (United Kingdom)	1,103,924

		1,645,100

	Total Utilities	2,029,792

	Total Common Stocks (Cost $157,049,818)	185,693,950

JPMorgan Access Growth Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Exchange Traded Funds — 26.9%
	International Equity — 6.2%
283,400	iShares MSCI All Country Asia ex Japan Index ETF	18,137,600
620,800	iShares MSCI EAFE ETF	39,836,736

	Total International Equity	57,974,336

	U.S. Equity — 20.7%
291,000	Energy Select Sector SPDR Fund	22,575,780
260,800	iShares Core S&P Mid Cap ETF	39,636,384
645,100	SPDR S&P 500 ETF Trust	133,167,993

	Total U.S. Equity	195,380,157

	Total Exchange Traded Funds (Cost $234,182,211)	253,354,493

Exchange Traded Note — 1.0%
	Alternative Assets — 1.0%
337,778	iPath Dow Jones-UBS Commodity Index Total Return (a) (s) (Cost $12,802,186)	9,366,584

Alternative Investment — 3.5%
	Alternative Investment Fund — 3.5%
266,277	Marshall Wace UCITS Fund plc - MW Developed Europe TOPS Fund, Class F Shares (Ireland) (a) (Cost $30,000,000)	33,372,436

Investment Companies — 41.1%
	Alternative Assets — 2.8%
3,032,725	John Hancock Funds II - Absolute Return Currency Fund, Class R6 Shares	26,051,105

	Fixed Income — 7.7%
3,029,380	JPMorgan Core Bond Fund, Class R6 Shares (b)	36,019,330
4,371,575	JPMorgan Core Plus Bond Fund, Class R6 Shares (b)	36,764,948

	Total Fixed Income	72,784,278

	International Equity — 16.3%
739,788	Invesco Asia Pacific Growth Fund, Class Y Shares	23,843,358
4,631,905	JPMorgan Global Research Enhanced Index Fund, Select Class Shares (b)	86,709,265
923,812	Matthews Pacific Tiger Fund, Institutional Class Shares	26,384,080
678,541	Oakmark International Fund, Class I Shares	16,868,533

	Total International Equity	153,805,236

	Money Market — 4.3%
40,092,655	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.040% (b) (l) (s)	40,092,655

	U.S. Equity — 10.0%
3,148,264	JPMorgan U.S. Large Cap Core Plus Fund, Class R5 Shares (b)	94,605,338

	Total Investment Companies (Cost $354,971,769)	387,338,612

Preferred Stocks — 0.1%
	Consumer Discretionary — 0.1%
	Automobiles — 0.1%
3,034	Volkswagen AG, (Preference Shares), (Germany)	804,624

	Telecommunication Services — 0.0% (g)
	Diversified Telecommunication Services — 0.0% (g)
221,684	Telecom Italia S.p.A., (Italy)	208,453

	Total Preferred Stocks (Cost $849,940)	1,013,077

PRINCIPAL AMOUNT($)
Structured Notes — 7.7%
	Alternative Assets — 1.0%
13,000,000	Societe Generale S.A., Single Commodity Return Non-Principal Proctected Notes, Series 2014-160, Linked to the Dow Jones Commodity Index-3 month Forward, 06/26/15 (a) (s)	9,740,997

	International Equity — 4.8%
9,500,000	Goldman Sachs Group, Inc., Delta-One Notes, Linked to the Performance of the TOPIX Index, 06/23/15 (a)	9,316,745
30,000,000	Societe Generale S.A., Single Equity Index Return Non-Principal Protected Notes, Series 2015-9, Linked to the Performance of the DAX Index, 07/23/15 (a)	35,589,277

	Total International Equity	44,906,022

	U.S. Equity — 1.9%
16,800,000	HSBC USA, Inc., Delta-One Notes, Linked to the Performance of the KBW Bank Index, 04/30/15 (a)	17,787,907

	Total Structured Notes (Cost $69,300,000)	72,434,926

NUMBER OF RIGHTS
Rights — 0.0% (g)
	Industrials — 0.0% (g)
	Commercial Services & Supplies — 0.0% (g)
5,259	AA plc, (United Kingdom), expiring 04/16/15 (a)	1,294

	Telecommunication Services — 0.0% (g)
	Diversified Telecommunication Services — 0.0% (g)
20,961	Telefonica S.A., (Spain), expiring 04/17/15 (a)	3,381

	Total Rights (Cost –)	4,675

	Total Investments — 100.0% (Cost $859,155,924)	942,578,753
	Other Assets in Excess of Liabilities — 0.0% (g)	301,622

	NET ASSETS — 100.0%	$942,880,375

Percentages indicated are based on net assets.

JPMorgan Access Growth Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

PORTFOLIO COMPOSITION BY COUNTRY*
United States	81.1%
France	5.8
Ireland	3.7
Japan	2.2
United Kingdom	1.9
Others (each less than 1.0%)	5.3

*	Percentages indicated are based on total investments as of March 31, 2015.

NOTES TO CONSOLIDATED SCHEDULES OF PORTFOLIO INVESTMENTS:

ADR	— American Depositary Receipt
CVA	— Dutch Certification
EAFE	— Europe, Australasia, and Far East
ETF	— Exchange Traded Fund
FDR	— Fiduciary Depositary Receipt
GDR	— Global Depositary Receipt
MSCI	— Morgan Stanley Capital International

SDR	— Swedish Depositary Receipt
SPDR	— Standard & Poor’s Depositary Receipts
UCITS	— Undertakings for Collective Investment in Transferable Securities
(a)	— Non-income producing security.
(b)	— Investment in affiliate. Fund is registered under the Investment Company
Act of 1940, as amended, and advised by J.P. Morgan Investment
Management Inc.
(g)	— Amount rounds to less than 0.1%.
(i)	— Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	— The rate shown is the current yield as of March 31, 2015.
(s)	— All or a portion of the position is held by the Subsidiary.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments is $87,107,298 and 9.2% respectively.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

As of March 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$100,943,319
Aggregate gross unrealized depreciation	(17,520,490)

Net unrealized appreciation/depreciation	$83,422,829

Federal income tax cost of investments	$859,155,924

JPM Access Growth Fund Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on March 11, 2013 and is currently a wholly-owned subsidiary of the Fund. Effective April 30, 2015, the Subsidiary has changed its name to Access Growth Fund CS Ltd. The Subsidiary acts as an investment vehicle for the Fund in order to effect certain investments consistent with the Fund’s investment objective and policies as described in the Fund’s prospectus. As of March 31, 2015, net assets of the Fund were $942,880,375 of which $19,495,934, or approximately 2.1%, represented the Subsidiary’s net assets. The Consolidated Schedules of Portfolio Investments (“CSOIs”) include positions of the Fund and its Subsidiary. Subsequent references to the Fund within the Notes to CSOI includes positions of the Fund and the Subsidiary. All significant intercompany balances and transactions have been eliminated in consolidation.

JPMorgan Access Growth Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

A. Valuation — The valuation of the investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments shall be valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Investments in open-end investment companies, including J.P Morgan Funds, (the “Underlying Funds”) are valued at each investment company’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

JPMorgan Access Growth Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following tables represent each valuation input by sector as presented on the CSOIs:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Consumer Discretionary	$18,544,752	$12,040,226	$1	$30,584,979
Consumer Staples	9,185,231	8,546,266	—	17,731,497
Energy	8,856,113	1,640,693	—	10,496,806
Financials	13,422,482	19,769,637	—	33,192,119
Health Care	12,173,111	12,608,904	—	24,782,015
Industrials	15,610,362	13,828,765	—	29,439,127
Information Technology	16,744,048	9,206,813	—	25,950,861
Materials	2,645,898	3,393,546	—	6,039,444
Telecommunication Services	2,229,077	3,218,233	—	5,447,310
Utilities	—	2,029,792	—	2,029,792

Total Common Stocks	99,411,074	86,282,875	1	185,693,950

Preferred Stocks
Consumer Discretionary	—	804,624	—	804,624
Telecommunication Services	—	208,453	—	208,453

Total Preferred Stocks	—	1,013,077	—	1,013,077

Exchange Traded Funds	253,354,493	—	—	253,354,493
Exchange Traded Note	9,366,584	—	—	9,366,584
Alternative Investment	—	33,372,436	—	33,372,436
Investment Companies	387,338,612	—	—	387,338,612
Structured Notes	—	72,434,926	—	72,434,926
Rights
Industrials	—	1,294	—	1,294
Telecommunication Services	3,381	—	—	3,381

Total Rights	3,381	1,294	—	4,675

Total Investments in Securities	$749,474,144	$193,104,608	$1	$942,578,753

There were no significant transfers among any levels during the period ended March 31, 2015.

JPMorgan Disciplined Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 98.9%
Consumer Discretionary — 18.2%
	Auto Components — 1.0%
1,250	Magna International, Inc., (Canada)	67,070

	Automobiles — 1.1%
1,990	General Motors Co.	74,607

	Hotels, Restaurants & Leisure — 0.9%
40	Carnival Corp.	1,928
700	Royal Caribbean Cruises Ltd.	57,278

		59,206

	Household Durables — 0.0% (g)
1	NVR, Inc. (a)	1,301

	Internet & Catalog Retail — 0.1%
62	Expedia, Inc.	5,807

	Media — 8.4%
871	CBS Corp. (Non-Voting), Class B	52,833
2,708	Comcast Corp., Class A	152,930
1,522	DISH Network Corp., Class A (a)	106,659
1,323	Time Warner, Inc.	111,721
4,239	Twenty-First Century Fox, Inc., Class A	143,458
124	Walt Disney Co. (The)	13,038

		580,639

	Multiline Retail — 0.6%
645	Macy’s, Inc.	41,893

	Specialty Retail — 4.5%
115	Advance Auto Parts, Inc.	17,185
1,225	AutoNation, Inc. (a)	78,817
22	AutoZone, Inc. (a)	15,008
421	Best Buy Co., Inc.	15,913
254	Home Depot, Inc. (The)	28,891
2,112	Lowe’s Cos., Inc.	157,089

		312,903

	Textiles, Apparel & Luxury Goods — 1.6%
377	Ralph Lauren Corp.	49,523
782	V.F. Corp.	58,862

		108,385

	Total Consumer Discretionary	1,251,811

Consumer Staples — 5.2%
	Beverages — 3.6%
557	Coca-Cola Enterprises, Inc.	24,628
576	Constellation Brands, Inc., Class A (a)	66,902
134	Dr. Pepper Snapple Group, Inc.	10,485
922	Molson Coors Brewing Co., Class B	68,665
778	PepsiCo, Inc.	74,393

		245,073

	Food & Staples Retailing — 0.0% (g)
6	Costco Wholesale Corp.	894

	Food Products — 0.9%
177	Archer-Daniels-Midland Co.	8,390
102	Keurig Green Mountain, Inc.	11,430
1,112	Mondelez International, Inc., Class A	40,125

		59,945

	Household Products — 0.6%
547	Procter & Gamble Co. (The)	44,813

	Tobacco — 0.1%
123	Philip Morris International, Inc.	9,280

	Total Consumer Staples	360,005

Energy — 7.0%
	Energy Equipment & Services — 4.0%
1,588	Baker Hughes, Inc.	100,962
530	Cameron International Corp. (a)	23,914
593	Ensco plc, (United Kingdom), Class A	12,497
986	Halliburton Co.	43,261
1,010	Nabors Industries Ltd., (Bermuda)	13,789
404	National Oilwell Varco, Inc.	20,216
455	Noble Corp. plc, (United Kingdom)	6,497
237	Rowan Cos. plc, Class A	4,195
380	Schlumberger Ltd.	31,741
520	Transocean Ltd., (Switzerland)	7,622
789	Weatherford International plc, (Switzerland) (a)	9,707

		274,401

	Oil, Gas & Consumable Fuels — 3.0%
699	Chevron Corp.	73,383
369	CONSOL Energy, Inc.	10,297
87	EOG Resources, Inc.	7,940
167	EQT Corp.	13,815
431	Exxon Mobil Corp.	36,677
1,700	Marathon Oil Corp.	44,391
36	Marathon Petroleum Corp.	3,727
133	Phillips 66	10,422
76	Tesoro Corp.	6,966

		207,618

	Total Energy	482,019

JPMorgan Disciplined Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
Financials — 16.5%
	Banks — 4.2%
4,040	Bank of America Corp.	62,170
1,918	Citigroup, Inc.	98,808
150	Cullen/Frost Bankers, Inc.	10,341
67	Prosperity Bancshares, Inc.	3,495
2,057	Wells Fargo & Co.	111,915

		286,729

	Capital Markets — 5.5%
9	BlackRock, Inc.	3,439
683	Goldman Sachs Group, Inc. (The)	128,459
2,396	Invesco Ltd.	95,107
59	Legg Mason, Inc.	3,246
4,201	Morgan Stanley	149,934

		380,185

	Consumer Finance — 0.3%
667	Synchrony Financial (a)	20,240

	Diversified Financial Services — 1.5%
424	Berkshire Hathaway, Inc., Class B (a)	61,148
145	Intercontinental Exchange, Inc.	33,801
135	Voya Financial, Inc.	5,833

		100,782

	Insurance — 3.6%
468	ACE Ltd., (Switzerland)	52,168
443	American International Group, Inc.	24,294
410	Everest Re Group Ltd., (Bermuda)	71,410
151	Lincoln National Corp.	8,653
656	MetLife, Inc.	33,145
238	RenaissanceRe Holdings Ltd., (Bermuda)	23,756
994	XL Group plc, (Ireland)	36,594

		250,020

	Real Estate Investment Trusts (REITs) — 1.4%
198	American Tower Corp.	18,623
99	AvalonBay Communities, Inc.	17,303
269	Brixmor Property Group, Inc.	7,147
437	Host Hotels & Resorts, Inc.	8,823
212	LaSalle Hotel Properties	8,235
564	Prologis, Inc.	24,572
50	Regency Centers Corp.	3,416
62	Simon Property Group, Inc.	12,051

		100,170

	Total Financials	1,138,126

Health Care — 15.8%
	Biotechnology — 4.9%
284	Alexion Pharmaceuticals, Inc. (a)	49,252
376	Biogen, Inc. (a)	158,762
639	Celgene Corp. (a)	73,618
606	Gilead Sciences, Inc. (a)	59,457

		341,089

	Health Care Equipment & Supplies — 1.5%
110	Abbott Laboratories	5,101
5,539	Boston Scientific Corp. (a)	98,323

		103,424

	Health Care Providers & Services — 4.5%
985	Aetna, Inc.	104,942
620	Cigna Corp.	80,227
266	McKesson Corp.	60,079
540	UnitedHealth Group, Inc.	63,886

		309,134

	Pharmaceuticals — 4.9%
45	Actavis plc (a)	13,512
834	Bristol-Myers Squibb Co.	53,812
2,168	Johnson & Johnson	218,071
427	Merck & Co., Inc.	24,521
793	Pfizer, Inc.	27,571

		337,487

	Total Health Care	1,091,134

Industrials — 11.2%
	Aerospace & Defense — 2.1%
18	Curtiss-Wright Corp.	1,301
241	General Dynamics Corp.	32,698
430	Honeywell International, Inc.	44,826
556	United Technologies Corp.	65,149

		143,974

	Airlines — 1.6%
610	Delta Air Lines, Inc.	27,412
1,166	United Continental Holdings, Inc. (a)	78,413

		105,825

	Construction & Engineering — 0.9%
1,095	Fluor Corp.	62,587

	Machinery — 4.2%
478	Cummins, Inc.	66,284
1,073	PACCAR, Inc.	67,748
378	Pall Corp.	37,927
1,009	Parker-Hannifin Corp.	119,837

		291,796

JPMorgan Disciplined Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Road & Rail — 2.4%
540	CSX Corp.	17,879
1,376	Union Pacific Corp.	149,067

		166,946

	Total Industrials	771,128

Information Technology — 18.1%
	Communications Equipment — 0.1%
118	QUALCOMM, Inc.	8,163

	Electronic Equipment, Instruments & Components — 0.1%
114	TE Connectivity Ltd., (Switzerland)	8,179

	Internet Software & Services — 3.4%
1,462	Facebook, Inc., Class A (a)	120,157
114	Google, Inc., Class A (a)	63,008
92	Google, Inc., Class C (a)	50,411

		233,576

	IT Services — 1.2%
234	Accenture plc, (Ireland), Class A	21,961
981	Cognizant Technology Solutions Corp., Class A (a)	61,198

		83,159

	Semiconductors & Semiconductor Equipment — 5.7%
3,011	Applied Materials, Inc.	67,933
968	Avago Technologies Ltd., (Singapore)	122,891
1,089	Broadcom Corp., Class A	47,144
1,889	Lam Research Corp.	132,673
240	Skyworks Solutions, Inc.	23,619

		394,260

	Software — 2.4%
3,074	Microsoft Corp.	124,970
1,002	Oracle Corp.	43,231

		168,201

	Technology Hardware, Storage & Peripherals — 5.2%
2,504	Apple, Inc.	311,569
169	Hewlett-Packard Co.	5,272
424	Western Digital Corp.	38,570

		355,411

	Total Information Technology	1,250,949

	Materials — 3.2%
	Chemicals — 1.6%
406	E.I. du Pont de Nemours & Co.	28,987
1,718	Mosaic Co. (The)	79,117

		108,104

	Containers & Packaging — 1.0%
1,268	Crown Holdings, Inc. (a)	68,503

	Metals & Mining — 0.6%
2,604	Alcoa, Inc.	33,649
462	United States Steel Corp.	11,280

		44,929

	Total Materials	221,536

Telecommunication Services — 0.5%
	Diversified Telecommunication Services — 0.5%
718	Verizon Communications, Inc.	34,898

Utilities — 3.2%
	Electric Utilities — 0.5%
160	Exelon Corp.	5,381
106	NextEra Energy, Inc.	11,050
270	Pinnacle West Capital Corp.	17,221

		33,652

	Gas Utilities — 0.9%
931	AGL Resources, Inc.	46,214
574	Questar Corp.	13,693

		59,907

	Multi-Utilities — 1.8%
951	CenterPoint Energy, Inc.	19,414
160	CMS Energy Corp.	5,593
241	NiSource, Inc.	10,621
1,195	PG&E Corp.	63,397
713	Public Service Enterprise Group, Inc.	29,897

		128,922

	Total Utilities	222,481

	Total Common Stocks (Cost $6,131,789)	6,824,087

PRINCIPAL AMOUNT($)
Short-Term Investments — 3.8%
	U.S. Treasury Obligation — 0.2%
9,465	U.S. Treasury Bill, 0.054%, 05/28/15 (k) (n)	9,464

JPMorgan Disciplined Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

(Amounts in thousands, except number of Futures contracts)

SHARES	SECURITY DESCRIPTION	VALUE($)
	Investment Company — 3.6%
251,854	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.040% (b) (l)	251,854

	Total Short-Term Investments (Cost $261,318)	261,318

	Total Investments — 102.7% (Cost $6,393,107)	7,085,405
	Liabilities in Excess of Other Assets — (2.7)%	(183,647)

	NET ASSETS — 100.0%	$6,901,758

Percentages indicated are based on net assets.

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT MARCH 31, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
630	E-mini S&P 500	06/19/15	$64,915	$863

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.1%
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for future contracts.
(l)	—	The rate shown is the current yield as of March 31, 2015.
(n)	—	The rate shown is the effective yield at the date of purchase.

As of March 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$804,629
Aggregate gross unrealized depreciation	(112,331)

Net unrealized appreciation/depreciation	$692,298

Federal income tax cost of investments	$6,393,107

JPMorgan Disciplined Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•	Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$7,075,941	$9,464	$—	$7,085,405

Appreciation in Other Financial Instruments
Futures Contracts	$863	$—	$—	$863

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually on the SOI. Level 2 consists of a U.S. Treasury Bill that is held for futures collateral. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2015.

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 52.2%
Consumer Discretionary — 8.3%
	Auto Components — 0.5%
64	Apollo Tyres Ltd., (India)	171
2	Continental AG, (Germany)	419
18	Dana Holding Corp.	375
7	Delphi Automotive plc, (United Kingdom)	566
4	Halla Visteon Climate Control Corp., (South Korea)	136
7	Hankook Tire Co., Ltd., (South Korea)	293
3	Hyundai Mobis Co., Ltd., (South Korea)	666
15	Johnson Controls, Inc.	779
26	Kenda Rubber Industrial Co., Ltd., (Taiwan)	51
25	Magna International, Inc., (Canada)	1,326
1	Mando Corp., (South Korea)	205
18	Stoneridge, Inc. (a)	201
4	Tower International, Inc. (a)	106
6	Valeo S.A., (France)	859

		6,153

	Automobiles — 1.0%
530	Astra International Tbk PT, (Indonesia)	347
11	Daimler AG, (Germany)	1,031
550	Geely Automobile Holdings Ltd., (China)	282
141	General Motors Co.	5,269
70	Great Wall Motor Co., Ltd., (China), Class H	490
12	Harley-Davidson, Inc.	732
30	Honda Motor Co., Ltd., (Japan)	989
8	Kia Motors Corp., (South Korea)	332
33	Mazda Motor Corp., (Japan)	667
7	Renault S.A., (France)	611
10	Tata Motors Ltd., (India), ADR	435
3	Tesla Motors, Inc. (a)	644
27	Tofas Turk Otomobil Fabrikasi A.S., (Turkey)	161
21	Toyota Motor Corp., (Japan)	1,487

		13,477

	Distributors — 0.0% (g)
7	Genuine Parts Co.	609
5	VOXX International Corp. (a)	50

		659

	Diversified Consumer Services — 0.1%
16	Apollo Education Group, Inc. (a)	301
– (h)	Graham Holdings Co., Class B	441
9	H&R Block, Inc.	276
7	Houghton Mifflin Harcourt Co. (a)	154
86	Kroton Educacional S.A., (Brazil)	278
17	Regis Corp. (a)	273
6	Strayer Education, Inc. (a)	311

		2,034

	Hotels, Restaurants & Leisure — 0.7%
15	Accor S.A., (France)	782
– (h)	Bob Evans Farms, Inc.	9
6	Carnival Corp.	306
388	China Travel International Investment Hong Kong Ltd., (Hong Kong)	126
12	ClubCorp Holdings, Inc.	226
2	Dave & Buster’s Entertainment, Inc. (a)	50
– (h)	DineEquity, Inc.	27
3	Dunkin’ Brands Group, Inc.	158
35	Hilton Worldwide Holdings, Inc. (a)	1,038
12	InterContinental Hotels Group plc, (United Kingdom)	460
2	Interval Leisure Group, Inc.	56
1	Isle of Capri Casinos, Inc. (a)	8
1	Jack in the Box, Inc.	94
18	La Quinta Holdings, Inc. (a)	422
1	Red Robin Gourmet Burgers, Inc. (a)	128
9	Restaurant Brands International, Inc., (Canada)	338
1,875	REXLot Holdings Ltd., (Hong Kong)	140
23	Royal Caribbean Cruises Ltd.	1,845
2	Ruby Tuesday, Inc. (a)	12
210	Sands China Ltd., (Hong Kong)	868
11	Sonic Corp.	349
20	Starbucks Corp.	1,916
122	Wynn Macau Ltd., (China)	265

		9,623

	Household Durables — 0.5%
4	Coway Co., Ltd., (South Korea)	359
2	CSS Industries, Inc.	56
23	Electrolux AB, (Sweden), Series B	650
12	Harman International Industries, Inc.	1,586
7	Jarden Corp. (a)	373
2	Leggett & Platt, Inc.	113
5	Mohawk Industries, Inc. (a)	869
32	PulteGroup, Inc.	704
290	Skyworth Digital Holdings Ltd., (Hong Kong)	228
84	Steinhoff International Holdings Ltd., (South Africa)	524
24	Toll Brothers, Inc. (a)	941

		6,403

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Internet & Catalog Retail — 0.5%
8	Amazon.com, Inc. (a)	2,891
11	Expedia, Inc.	1,004
1	GS Home Shopping, Inc., (South Korea)	172
3	Netflix, Inc. (a)	1,046
1	Priceline Group, Inc. (The) (a)	1,380
17	Wayfair, Inc., Class A (a)	533

		7,026

	Leisure Products — 0.0% (g)
4	Nautilus, Inc. (a)	67

	Media — 2.1%
36	CBS Corp. (Non-Voting), Class B	2,189
9	Charter Communications, Inc., Class A (a)	1,714
66	Comcast Corp., Class A	3,718
11	CTC Media, Inc., (Russia)	44
22	Dentsu, Inc., (Japan)	937
57	DISH Network Corp., Class A (a)	4,013
13	Entercom Communications Corp., Class A (a)	157
13	Gannett Co., Inc.	483
15	Lee Enterprises, Inc. (a)	48
1	Media General, Inc. (a)	22
3	Naspers Ltd., (South Africa), Class N	536
2	Nexstar Broadcasting Group, Inc., Class A	126
6	Omnicom Group, Inc.	444
7	Publicis Groupe S.A., (France)	520
4	Radio One, Inc., Class D (a)	13
8	Sinclair Broadcast Group, Inc., Class A	254
12	Smiles S.A., (Brazil)	189
4	Time Warner Cable, Inc.	525
79	Time Warner, Inc.	6,704
18	Time, Inc.	395
115	Twenty-First Century Fox, Inc., Class A	3,898
19	Twenty-First Century Fox, Inc., Class B	615
44	UBM plc, (United Kingdom)	342
2	Walt Disney Co. (The)	224
45	WPP plc, (United Kingdom)	1,015

		29,125

	Multiline Retail — 0.3%
1	Big Lots, Inc.	67
3	Bon-Ton Stores, Inc. (The)	19
7	Dillard’s, Inc., Class A	1,003
21	Kohl’s Corp.	1,667
15	Macy’s, Inc.	961
3	Target Corp.	222

		3,939

	Specialty Retail — 1.9%
2	Advance Auto Parts, Inc.	274
1	ANN, Inc. (a)	32
19	AutoNation, Inc. (a)	1,228
3	AutoZone, Inc. (a)	2,094
9	Barnes & Noble, Inc. (a)	221
10	Bed Bath & Beyond, Inc. (a)	752
59	Best Buy Co., Inc.	2,243
6	Children’s Place, Inc. (The)	382
63	Dixons Carphone plc, (United Kingdom)	387
1	Express, Inc. (a)	17
5	Foot Locker, Inc.	328
20	GameStop Corp., Class A	747
15	Gap, Inc. (The)	646
1,326	GOME Electrical Appliances Holdings Ltd., (China)	191
2	Guess?, Inc.	40
22	hhgregg, Inc. (a)	136
32	Home Depot, Inc. (The)	3,643
101	Kingfisher plc, (United Kingdom)	570
91	Lowe’s Cos., Inc.	6,799
11	Mr Price Group Ltd., (South Africa)	237
7	Outerwall, Inc.	460
8	Tiffany & Co.	708
14	TJX Cos., Inc. (The)	969
8	Ulta Salon Cosmetics & Fragrance, Inc. (a)	1,264
23	Urban Outfitters, Inc. (a)	1,034

		25,402

	Textiles, Apparel & Luxury Goods — 0.7%
85	ANTA Sports Products Ltd., (China)	155
345	Belle International Holdings Ltd., (Hong Kong)	403
25	Burberry Group plc, (United Kingdom)	635
11	Cie Financiere Richemont S.A., (Switzerland)	910
38	Hanesbrands, Inc.	1,273
2	Hansae Co., Ltd., (South Korea)	86
– (h)	Hermes International, (France)	61
11	Iconix Brand Group, Inc. (a)	384
2	Kering, (France)	300
4	lululemon athletica, Inc., (Canada) (a)	282
5	LVMH Moet Hennessy Louis Vuitton SE, (France)	792
10	Michael Kors Holdings Ltd., (United Kingdom) (a)	628
104	Pou Chen Corp., (Taiwan)	145
3	PVH Corp.	285
8	Ralph Lauren Corp.	1,014

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Textiles, Apparel & Luxury Goods — continued
2	Unifi, Inc. (a)	81
12	V.F. Corp.	929
22	Wolverine World Wide, Inc.	721

		9,084

	Total Consumer Discretionary	112,992

Consumer Staples — 3.0%
	Beverages — 0.8%
9	Anheuser-Busch InBev N.V., (Belgium)	1,126
25	Coca-Cola Co. (The)	1,006
9	Coca-Cola Enterprises, Inc.	408
14	Constellation Brands, Inc., Class A (a)	1,670
12	Dr. Pepper Snapple Group, Inc.	912
19	Molson Coors Brewing Co., Class B	1,380
7	Monster Beverage Corp. (a)	906
22	PepsiCo, Inc.	2,136
4	Pernod-Ricard S.A., (France)	503
13	SABMiller plc, (United Kingdom)	689
5	Suntory Beverage & Food Ltd., (Japan)	214

		10,950

	Food & Staples Retailing — 0.5%
2	Costco Wholesale Corp.	303
21	CVS Health Corp.	2,152
47	Distribuidora Internacional de Alimentacion S.A., (Spain)	366
1	Ingles Markets, Inc., Class A	25
31	Kroger Co. (The)	2,361
39	Rite Aid Corp. (a)	338
17	Seven & i Holdings Co., Ltd., (Japan)	706
3	Smart & Final Stores, Inc. (a)	51
29	Sprouts Farmers Market, Inc. (a)	1,024
335	Sun Art Retail Group Ltd., (China)	292

		7,618

	Food Products — 0.8%
32	Archer-Daniels-Midland Co.	1,500
2	B&G Foods, Inc.	62
6	Bunge Ltd.	478
238	Chaoda Modern Agriculture Holdings Ltd., (Hong Kong) (a)	13
– (h)	CJ CheilJedang Corp., (South Korea)	143
3	Daesang Corp., (South Korea)	107
6	Hershey Co. (The)	575
6	Ingredion, Inc.	444
29	JBS S.A., (Brazil)	127
2	Keurig Green Mountain, Inc.	195
37	Mondelez International, Inc., Class A	1,346
41	Nestle S.A., (Switzerland)	3,062
18	NH Foods Ltd., (Japan)	415
23	Pilgrim’s Pride Corp.	519
3	Pinnacle Foods, Inc.	142
12	Post Holdings, Inc. (a)	553
1	Sanderson Farms, Inc.	104
1	Seneca Foods Corp., Class A (a)	17
459	Thai Union Frozen Products PCL, (Thailand) (a)	283
6	TreeHouse Foods, Inc. (a)	536
11	Unilever N.V., (United Kingdom), CVA	446

		11,067

	Household Products — 0.4%
7	Colgate-Palmolive Co.	470
4	Energizer Holdings, Inc.	580
39	Procter & Gamble Co. (The)	3,176
10	Reckitt Benckiser Group plc, (United Kingdom)	863
1	Spectrum Brands Holdings, Inc.	98

		5,187

	Personal Products — 0.1%
– (h)	AMOREPACIFIC Group, (South Korea)	324
21	Avon Products, Inc.	167
6	Herbalife Ltd. (a)	240
1	Inter Parfums, Inc.	16
– (h)	Medifast, Inc. (a)	11
2	USANA Health Sciences, Inc. (a)	175

		933

	Tobacco — 0.4%
32	British American Tobacco plc, (United Kingdom)	1,659
15	Imperial Tobacco Group plc, (United Kingdom)	649
43	Japan Tobacco, Inc., (Japan)	1,369
6	KT&G Corp., (South Korea)	447
8	Lorillard, Inc.	549
13	Philip Morris International, Inc.	996
1	Universal Corp.	70

		5,739

	Total Consumer Staples	41,494

Energy — 3.3%
	Energy Equipment & Services — 0.9%
43	Baker Hughes, Inc.	2,762
10	Basic Energy Services, Inc. (a)	70
20	Cameron International Corp. (a)	921
5	Dril-Quip, Inc. (a)	363
9	Ensco plc, (United Kingdom), Class A	194
3	Exterran Holdings, Inc.	108

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Energy Equipment & Services — continued
4	Gulf International Services QSC, (Qatar)	110
20	Halliburton Co.	891
15	Nabors Industries Ltd., (Bermuda)	211
24	National Oilwell Varco, Inc.	1,186
7	Noble Corp. plc, (United Kingdom)	104
8	Pioneer Energy Services Corp. (a)	41
4	Rowan Cos. plc, Class A	65
46	Schlumberger Ltd.	3,839
3	SEACOR Holdings, Inc. (a)	216
8	Technip S.A., (France)	480
8	Transocean Ltd., (Switzerland)	123
13	Weatherford International plc, (Switzerland) (a)	157

		11,841

	Oil, Gas & Consumable Fuels — 2.4%
1	Adams Resources & Energy, Inc.	35
2	Alon USA Energy, Inc.	40
8	Anadarko Petroleum Corp.	643
6	Antero Resources Corp. (a)	199
149	BG Group plc, (United Kingdom)	1,823
31	Bill Barrett Corp. (a)	254
13	Chevron Corp.	1,393
1	Cloud Peak Energy, Inc. (a)	9
656	CNOOC Ltd., (China)	926
2	Comstock Resources, Inc.	8
14	Concho Resources, Inc. (a)	1,678
14	ConocoPhillips	896
31	CONSOL Energy, Inc.	858
13	Denbury Resources, Inc.	92
11	Devon Energy Corp.	657
8	EOG Resources, Inc.	695
6	EQT Corp.	520
43	Exxon Mobil Corp.	3,673
20	Hindustan Petroleum Corp., Ltd., (India)	206
4	HollyFrontier Corp.	177
– (h)	Isramco, Inc. (a)	16
10	Kinder Morgan, Inc.	429
13	Lukoil OAO, (Russia), ADR	579
39	Marathon Oil Corp.	1,028
14	Marathon Petroleum Corp.	1,388
21	Oasis Petroleum, Inc. (a)	291
53	Occidental Petroleum Corp.	3,872
24	Oil & Natural Gas Corp., Ltd., (India)	117
63	Oil Search Ltd., (Australia)	346
19	PBF Energy, Inc., Class A	638
23	Phillips 66	1,774
1	Pioneer Natural Resources Co.	194
41	PTT PCL, (Thailand)	407
15	Range Resources Corp.	806
2	Renewable Energy Group, Inc. (a)	16
6	REX American Resources Corp. (a)	353
49	Royal Dutch Shell plc, (Netherlands), Class A	1,458
40	Southwestern Energy Co. (a)	930
31	Statoil ASA, (Norway)	548
2	Stone Energy Corp. (a)	31
11	Tatneft OAO, (Russia), ADR	324
5	Tesoro Corp.	434
21	Tullow Oil plc, (United Kingdom)	90
10	Tupras Turkiye Petrol Rafinerileri A.S., (Turkey)	242
11	VAALCO Energy, Inc. (a)	27
19	Valero Energy Corp.	1,202
1	Western Refining, Inc.	56
9	WPX Energy, Inc. (a)	101

		32,479

	Total Energy	44,320

Financials — 10.5%
	Banks — 3.9%
1	1st Source Corp.	47
37	Australia & New Zealand Banking Group Ltd., (Australia)	1,024
3	BancFirst Corp.	174
48	Banco do Brasil S.A., (Brazil)	344
6	BancorpSouth, Inc.	146
477	Bank Negara Indonesia Persero Tbk PT, (Indonesia)	263
302	Bank of America Corp.	4,650
78	Bank of Baroda, (India)	205
1,204	Bank of China Ltd., (China), Class H	696
1	Banner Corp.	68
253	Barclays plc, (United Kingdom)	913
2	BBCN Bancorp, Inc.	30
13	BNP Paribas S.A., (France)	792
14	BS Financial Group, Inc., (South Korea)	189
35	Canara Bank, (India)	207
6	Capital Bank Financial Corp., Class A (a)	179
2	Cathay General Bancorp	70
16	Central Pacific Financial Corp.	357
1	Chemical Financial Corp.	30
677	China CITIC Bank Corp., Ltd., (China), Class H	510

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Banks — continued
897	China Construction Bank Corp., (China), Class H	744
773	China Everbright Bank Co., Ltd., (China), Class H	426
251	China Merchants Bank Co., Ltd., (China), Class H	612
267	China Minsheng Banking Corp., Ltd., (China), Class H	326
92	Citigroup, Inc.	4,743
1	Citizens & Northern Corp.	13
22	Citizens Financial Group, Inc.	531
2	City Holding Co.	73
2	CoBiz Financial, Inc.	21
18	Commercial International Bank Egypt SAE, (Egypt), GDR	125
2	Cullen/Frost Bankers, Inc.	164
11	CVB Financial Corp.	169
16	Danske Bank A/S, (Denmark)	409
12	DGB Financial Group, Inc., (South Korea)	127
105	Dubai Islamic Bank PJSC, (United Arab Emirates)	176
19	East West Bancorp, Inc.	751
58	Fifth Third Bancorp	1,086
17	First Commonwealth Financial Corp.	152
– (h)	First Financial Bancorp	7
1	First Interstate BancSystem, Inc.	35
9	First Republic Bank	525
3	Flushing Financial Corp.	59
4	FNB Corp.	51
1	Guaranty Bancorp	18
10	HDFC Bank Ltd., (India), ADR	607
301	HSBC Holdings plc, (United Kingdom)	2,571
991	Industrial & Commercial Bank of China Ltd., (China), Class H	733
25	Industrial Bank of Korea, (South Korea)	302
125	ING Groep N.V., (Netherlands), CVA (a)	1,837
152	Intesa Sanpaolo S.p.A., (Italy)	515
51	Itau Unibanco Holding S.A. (Preference Shares), (Brazil), ADR	567
60	Kasikornbank PCL, (Thailand), NVDR	420
3	KeyCorp	44
612	Krung Thai Bank PCL, (Thailand)	428
5	M&T Bank Corp.	673
1	MainSource Financial Group, Inc.	20
206	Mitsubishi UFJ Financial Group, Inc., (Japan)	1,278
14	National Bank Holdings Corp., Class A	261
2	National Penn Bancshares, Inc.	19
7	OFG Bancorp, (Puerto Rico)	111
2	PacWest Bancorp	78
20	PNC Financial Services Group, Inc. (The)	1,837
1	Prosperity Bancshares, Inc.	55
70	Sberbank of Russia, (Russia), ADR	305
75	Siam Commercial Bank PCL (The), (Thailand)	409
1	Sierra Bancorp	12
7	Signature Bank (a)	890
2	Simmons First National Corp., Class A	80
– (h)	Southside Bancshares, Inc.	12
2	Southwest Bancorp, Inc.	36
49	Standard Chartered plc, (United Kingdom)	787
3	Suffolk Bancorp	78
44	Sumitomo Mitsui Financial Group, Inc., (Japan)	1,688
20	SunTrust Banks, Inc.	838
4	Susquehanna Bancshares, Inc.	49
3	SVB Financial Group (a)	328
6	TCF Financial Corp.	99
92	Turkiye Is Bankasi, (Turkey), Class C	208
23	U.S. Bancorp	991
1	UMB Financial Corp.	50
10	Union Bankshares Corp.	216
1	Webster Financial Corp.	21
219	Wells Fargo & Co.	11,889
3	West Bancorporation, Inc.	55
1	Westamerica Bancorporation	33
6	Wilshire Bancorp, Inc.	59

		53,726

	Capital Markets — 1.9%
8	Affiliated Managers Group, Inc. (a)	1,713
15	Ameriprise Financial, Inc.	1,956
1	Arlington Asset Investment Corp., Class A	35
5	BlackRock, Inc.	1,743
30	Charles Schwab Corp. (The)	899
13	Cowen Group, Inc., Class A (a)	66
29	Credit Suisse Group AG, (Switzerland) (a)	791
2	FBR & Co. (a)	40
1	Federated Investors, Inc., Class B	31
20	Goldman Sachs Group, Inc. (The)	3,784
67	Invesco Ltd.	2,643
14	Investment Technology Group, Inc. (a)	424
15	Lazard Ltd., (Bermuda), Class A	805
18	Legg Mason, Inc.	997
143	Morgan Stanley	5,114

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Capital Markets — continued
8	Northern Trust Corp.	522
13	T. Rowe Price Group, Inc.	1,053
32	TD Ameritrade Holding Corp.	1,197
105	UBS Group AG, (Switzerland) (a)	1,961

		25,774

	Consumer Finance — 0.3%
36	Ally Financial, Inc. (a)	757
21	Capital One Financial Corp.	1,680
– (h)	Credit Acceptance Corp. (a)	54
19	Discover Financial Services	1,076
3	Nelnet, Inc., Class A	125
11	Synchrony Financial (a)	322
3	World Acceptance Corp. (a)	184

		4,198

	Diversified Financial Services — 0.4%
7	Berkshire Hathaway, Inc., Class B (a)	966
235	Fubon Financial Holding Co., Ltd., (Taiwan)	421
6	Intercontinental Exchange, Inc.	1,322
1	Marlin Business Services Corp.	24
11	McGraw Hill Financial, Inc.	1,121
56	ORIX Corp., (Japan)	787
45	Power Finance Corp., Ltd., (India)	197
40	Rural Electrification Corp., Ltd., (India)	211
4	Voya Financial, Inc.	158

		5,207

	Insurance — 2.4%
38	ACE Ltd., (Switzerland)	4,241
1	Alleghany Corp. (a)	447
6	Allianz SE, (Germany)	1,058
10	Allied World Assurance Co. Holdings AG, (Switzerland)	420
4	Allstate Corp. (The)	263
– (h)	Ambac Financial Group, Inc. (a)	11
7	American Equity Investment Life Holding Co.	203
46	American International Group, Inc.	2,540
8	AmTrust Financial Services, Inc.	432
5	Aspen Insurance Holdings Ltd., (Bermuda)	217
20	Assicurazioni Generali S.p.A., (Italy)	397
67	Aviva plc, (United Kingdom)	537
61	AXA S.A., (France)	1,540
52	CNO Financial Group, Inc.	903
10	Everest Re Group Ltd., (Bermuda)	1,759
1	Global Indemnity plc, (Ireland) (a)	16
23	Hartford Financial Services Group, Inc. (The)	979
8	Lincoln National Corp.	443
41	Loews Corp.	1,662
45	Marsh & McLennan Cos., Inc.	2,498
23	MetLife, Inc.	1,175
1	Navigators Group, Inc. (The) (a)	105
21	Old Republic International Corp.	306
4	PartnerRe Ltd., (Bermuda)	457
35	Ping An Insurance Group Co. of China Ltd., (China), Class H	414
1	Primerica, Inc.	75
2	ProAssurance Corp.	98
12	Prudential Financial, Inc.	978
89	Prudential plc, (United Kingdom)	2,210
4	RenaissanceRe Holdings Ltd., (Bermuda)	380
18	Sompo Japan Nipponkoa Holdings, Inc., (Japan)	553
– (h)	Stewart Information Services Corp.	15
7	Swiss Re AG, (Switzerland)	634
13	Travelers Cos., Inc. (The)	1,395
21	Unum Group	715
4	W.R. Berkley Corp.	222
19	XL Group plc, (Ireland)	715
3	Zurich Insurance Group AG, (Switzerland) (a)	1,000

		32,013

	Real Estate Investment Trusts (REITs) — 0.9%
3	American Assets Trust, Inc.	117
19	American Capital Agency Corp.	405
22	American Homes 4 Rent, Class A	357
17	American Residential Properties, Inc. (a)	313
12	American Tower Corp. (m)	1,089
8	Annaly Capital Management, Inc. (m)	87
10	Anworth Mortgage Asset Corp. (m)	50
– (h)	Ashford Hospitality Prime, Inc.	5
1	Ashford Hospitality Trust, Inc.	11
1	Associated Estates Realty Corp. (m)	14
2	AvalonBay Communities, Inc. (m)	274
1	BioMed Realty Trust, Inc.	33
1	Boston Properties, Inc. (m)	172
27	Brixmor Property Group, Inc.	729
22	Capstead Mortgage Corp. (m)	254
3	CBL & Associates Properties, Inc. (m)	59
4	Chambers Street Properties	29
9	CoreSite Realty Corp.	431
1	Cousins Properties, Inc. (m)	8
42	CYS Investments, Inc.	370
1	DCT Industrial Trust, Inc.	49

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Real Estate Investment Trusts (REITs) — continued
3	DiamondRock Hospitality Co.	41
7	EastGroup Properties, Inc. (m)	404
2	EPR Properties (m)	105
1	Equity LifeStyle Properties, Inc. (m)	58
20	Excel Trust, Inc.	275
2	FelCor Lodging Trust, Inc. (m)	18
1	First Industrial Realty Trust, Inc. (m)	23
3	Franklin Street Properties Corp.	32
1	Gladstone Commercial Corp.	11
119	Goodman Group, (Australia)	573
2	Home Properties, Inc. (m)	113
3	Hospitality Properties Trust (m)	98
7	Host Hotels & Resorts, Inc. (m)	140
20	Kimco Realty Corp. (m)	524
3	LaSalle Hotel Properties	136
5	LTC Properties, Inc. (m)	214
1	National Retail Properties, Inc. (m)	45
3	Pennsylvania Real Estate Investment Trust (m)	67
2	Post Properties, Inc. (m)	88
5	Potlatch Corp. (m)	215
16	Prologis, Inc. (m)	711
1	PS Business Parks, Inc. (m)	44
1	RAIT Financial Trust (m)	10
5	Ramco-Gershenson Properties Trust (m)	99
17	Rayonier, Inc. (m)	447
1	Regency Centers Corp. (m)	54
9	RLJ Lodging Trust	279
1	Saul Centers, Inc. (m)	81
1	Simon Property Group, Inc. (m)	205
14	Strategic Hotels & Resorts, Inc. (a)	172
1	Taubman Centers, Inc. (m)	73
4	Vornado Realty Trust (m)	484
69	Westfield Corp., (Australia)	500
17	Weyerhaeuser Co. (m)	560

		11,755

	Real Estate Management & Development — 0.6%
4	Alexander & Baldwin, Inc.	162
11	Brookfield Asset Management, Inc., (Canada), Class A	590
52	CBRE Group, Inc., Class A (a)	2,001
326	China Overseas Land & Investment Ltd., (Hong Kong)	1,053
62	CK Hutchison Holdings Ltd., (Hong Kong)	1,267
39	Daiwa House Industry Co., Ltd., (Japan)	772
13	Forestar Group, Inc. (a)	201
116	Hang Lung Properties Ltd., (Hong Kong)	326
2	Jones Lang LaSalle, Inc.	375
44	Mitsui Fudosan Co., Ltd., (Japan)	1,292
128	Pruksa Real Estate PCL, (Thailand)	114
1,017	Quality Houses PCL, (Thailand)	118
1	St. Joe Co. (The) (a)	11
176	Supalai PCL, (Thailand)	116

		8,398

	Thrifts & Mortgage Finance — 0.1%
1	Astoria Financial Corp.	9
1	BankFinancial Corp.	7
2	Beneficial Bancorp, Inc. (a)	22
1	Capitol Federal Financial, Inc.	7
4	Charter Financial Corp.	41
18	Housing Development Finance Corp., Ltd, (India)	384
43	Hudson City Bancorp, Inc.	449
6	MGIC Investment Corp. (a)	62
6	NMI Holdings, Inc., Class A (a)	46
27	Northfield Bancorp, Inc.	399
2	OceanFirst Financial Corp.	33
2	Walker & Dunlop, Inc. (a)	39

		1,498

	Total Financials	142,569

Health Care — 7.5%
	Biotechnology — 1.8%
6	ACADIA Pharmaceuticals, Inc. (a)	181
2	Adamas Pharmaceuticals, Inc. (a)	36
– (h)	Agios Pharmaceuticals, Inc. (a)	21
11	Alexion Pharmaceuticals, Inc. (a)	1,874
2	Alnylam Pharmaceuticals, Inc. (a)	217
9	Amgen, Inc.	1,479
– (h)	Applied Genetic Technologies Corp. (a)	8
1	Ardelyx, Inc. (a)	18
5	Arrowhead Research Corp. (a)	34
2	Atara Biotherapeutics, Inc. (a)	94
– (h)	Auspex Pharmaceuticals, Inc. (a)	23
2	Avalanche Biotechnologies, Inc. (a)	82
4	Bellicum Pharmaceuticals, Inc. (a)	81
14	Biogen, Inc. (a)	5,881
2	Calithera Biosciences, Inc. (a)	34
2	Cara Therapeutics, Inc. (a)	17
36	Celgene Corp. (a)	4,130
4	ChemoCentryx, Inc. (a)	26
2	Chimerix, Inc. (a)	68
3	Coherus Biosciences, Inc. (a)	93
1	Dicerna Pharmaceuticals, Inc. (a)	24

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Biotechnology — continued
1	Eleven Biotherapeutics, Inc. (a)	11
1	FibroGen, Inc. (a)	42
52	Gilead Sciences, Inc. (a)	5,134
3	Immune Design Corp. (a)	71
5	Infinity Pharmaceuticals, Inc. (a)	67
5	Invitae Corp. (a)	89
– (h)	Karyopharm Therapeutics, Inc. (a)	12
6	Kite Pharma, Inc. (a)	354
2	MacroGenics, Inc. (a)	67
6	Merrimack Pharmaceuticals, Inc. (a)	68
3	Mirati Therapeutics, Inc. (a)	88
2	Naturalendo Tech Co., Ltd., (South Korea) (a)	116
4	Neurocrine Biosciences, Inc. (a)	151
3	Prothena Corp. plc, (Ireland) (a)	123
2	PTC Therapeutics, Inc. (a)	132
4	Regeneron Pharmaceuticals, Inc. (a)	1,731
– (h)	Sage Therapeutics, Inc. (a)	13
2	Spark Therapeutics, Inc. (a)	116
1	Synageva BioPharma Corp. (a)	107
4	Tokai Pharmaceuticals, Inc. (a)	40
7	Trius Therapeutics, Inc. (a) (i)	–	(h)
1	Ultragenyx Pharmaceutical, Inc. (a)	31
3	Versartis, Inc. (a)	46
16	Vertex Pharmaceuticals, Inc. (a)	1,908
5	Xencor, Inc. (a)	79
14	XOMA Corp. (a)	50
– (h)	Zafgen, Inc. (a)	19

		25,086

	Health Care Equipment & Supplies — 0.6%
18	Abbott Laboratories	829
10	Accuray, Inc. (a)	95
129	Boston Scientific Corp. (a)	2,288
3	CONMED Corp.	159
2	Cynosure, Inc., Class A (a)	58
5	Essilor International S.A., (France)	574
1	Inogen, Inc. (a)	30
20	Medtronic plc, (Ireland)	1,591
33	Novadaq Technologies, Inc., (Canada) (a)	532
3	NuVasive, Inc. (a)	140
40	Smith & Nephew plc, (United Kingdom)	674
8	Stryker Corp.	762
11	SurModics, Inc. (a)	290
6	Thoratec Corp. (a)	269
8	Wright Medical Group, Inc. (a)	196

		8,487

	Health Care Providers & Services — 1.9%
15	Acadia Healthcare Co., Inc. (a)	1,097
35	Aetna, Inc.	3,772
– (h)	Alliance HealthCare Services, Inc. (a)	5
11	Anthem, Inc.	1,683
5	Centene Corp. (a)	332
9	Cigna Corp.	1,199
23	Cross Country Healthcare, Inc. (a)	272
20	Envision Healthcare Holdings, Inc. (a)	777
8	Fresenius Medical Care AG & Co. KGaA, (Germany)	682
1	Genesis Healthcare, Inc. (a)	10
5	HCA Holdings, Inc. (a)	376
11	Health Net, Inc. (a)	653
1	HealthSouth Corp.	65
12	Humana, Inc.	2,150
304	Jintian Pharmaceutical Group Ltd., (China)	117
2	Landauer, Inc.	71
4	LifePoint Hospitals, Inc. (a)	309
21	McKesson Corp.	4,672
1	Molina Healthcare, Inc. (a)	93
6	National HealthCare Corp.	357
104	Netcare Ltd., (South Africa)	355
81	Sinopharm Group Co., Ltd., (China), Class H	329
3	Surgical Care Affiliates, Inc. (a)	104
1	Trupanion, Inc. (a)	6
58	UnitedHealth Group, Inc.	6,880

		26,366

	Health Care Technology — 0.1%
11	Castlight Health, Inc., Class B (a)	88
7	HMS Holdings Corp. (a)	110
2	Inovalon Holdings, Inc., Class A (a)	65
7	MedAssets, Inc. (a)	134
16	Merge Healthcare, Inc. (a)	71
5	Quality Systems, Inc.	78
19	Veeva Systems, Inc., Class A (a)	481

		1,027

	Life Sciences Tools & Services — 0.2%
2	Affymetrix, Inc. (a)	23
14	Fluidigm Corp. (a)	592
7	Illumina, Inc. (a)	1,363
2	PAREXEL International Corp. (a)	138

		2,116

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Pharmaceuticals — 2.9%
5	Actavis plc (a)	1,361
4	Amphastar Pharmaceuticals, Inc. (a)	53
39	Astellas Pharma, Inc., (Japan)	634
15	AstraZeneca plc, (United Kingdom)	1,006
15	Bayer AG, (Germany)	2,318
3	BioDelivery Sciences International, Inc. (a)	31
37	Bristol-Myers Squibb Co.	2,412
1	Egalet Corp. (a)	9
2	Flex Pharma, Inc. (a)	41
87	Johnson & Johnson	8,723
1	Lannett Co., Inc. (a)	54
– (h)	Mallinckrodt plc (a)	35
61	Merck & Co., Inc.	3,528
31	Nektar Therapeutics (a)	345
35	Novartis AG, (Switzerland)	3,491
9	Novo Nordisk A/S, (Denmark), Class B	471
2	Pacira Pharmaceuticals, Inc. (a)	171
2	Perrigo Co. plc, (Ireland)	273
171	Pfizer, Inc.	5,946
1	Phibro Animal Health Corp., Class A	48
4	Prestige Brands Holdings, Inc. (a)	166
1	Revance Therapeutics, Inc. (a)	23
11	Roche Holding AG, (Switzerland)	2,977
5	Sagent Pharmaceuticals, Inc. (a)	111
13	Sanofi, (France)	1,278
9	Shire plc, (Ireland)	730
11	Teva Pharmaceutical Industries Ltd., (Israel), ADR	658
11	Valeant Pharmaceuticals International, Inc. (a)	2,188
9	Wockhardt Ltd., (India)	269
– (h)	ZS Pharma, Inc. (a)	19

		39,369

	Total Health Care	102,451

Industrials — 5.7%
	Aerospace & Defense — 1.2%
14	AAR Corp.	417
11	Airbus Group N.V., (France)	686
1	Curtiss-Wright Corp.	94
44	Embraer S.A., (Brazil)	336
4	Engility Holdings, Inc.	109
8	General Dynamics Corp.	1,063
55	Honeywell International, Inc.	5,693
2	Huntington Ingalls Industries, Inc.	280
2	L-3 Communications Holdings, Inc.	191
70	Meggitt plc, (United Kingdom)	566
10	Northrop Grumman Corp.	1,626
1	Raytheon Co.	109
8	TASER International, Inc. (a)	182
5	Thales S.A., (France)	296
36	United Technologies Corp.	4,181

		15,829

	Air Freight & Logistics — 0.1%
1	Park-Ohio Holdings Corp.	37
204	Sinotrans Ltd., (China), Class H	117
25	Yamato Holdings Co., Ltd., (Japan)	581

		735

	Airlines — 0.8%
366	Air Arabia PJSC, (United Arab Emirates)	141
148	Air China Ltd., (China), Class H	151
10	Alaska Air Group, Inc.	644
266	China Southern Airlines Co., Ltd., (China), Class H	192
96	Delta Air Lines, Inc.	4,295
22	Japan Airlines Co., Ltd., (Japan)	669
13	Southwest Airlines Co.	585
100	Turk Hava Yollari AO, (Turkey) (a)	329
48	United Continental Holdings, Inc. (a)	3,257

		10,263

	Building Products — 0.4%
– (h)	Allegion plc, (Ireland)	—	(h)
20	Daikin Industries Ltd., (Japan)	1,330
43	Fortune Brands Home & Security, Inc.	2,059
6	Gibraltar Industries, Inc. (a)	105
1	LG Hausys Ltd., (South Korea)	135
24	Masco Corp.	630
61	Sintex Industries Ltd., (India)	119
110	Trakya Cam Sanayi A.S., (Turkey)	124
16	Trex Co., Inc. (a)	887

		5,389

	Commercial Services & Supplies — 0.1%
14	ACCO Brands Corp. (a)	117
11	Aggreko plc, (United Kingdom)	250
3	Deluxe Corp.	211
1	G&K Services, Inc., Class A	76
3	KEPCO Plant Service & Engineering Co., Ltd., (South Korea)	286
22	Pitney Bowes, Inc.	520
9	United Stationers, Inc.	374

		1,834

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Construction & Engineering — 0.3%
10	AECOM (a)	293
6	Argan, Inc.	222
60	China Singyes Solar Technologies Holdings Ltd., (Hong Kong) (a)	82
6	EMCOR Group, Inc.	294
35	Fluor Corp.	2,015
4	Hyundai Development Co-Engineering & Construction, (South Korea)	183
35	IRB Infrastructure Developers Ltd., (India)	138
11	Jacobs Engineering Group, Inc. (a)	514
80	Kajima Corp., (Japan)	371

		4,112

	Electrical Equipment — 0.4%
27	ABB Ltd., (Switzerland) (a)	567
12	Acuity Brands, Inc.	1,979
5	Eaton Corp. plc	346
3	LS Corp., (South Korea)	136
6	Nidec Corp., (Japan)	372
5	Polypore International, Inc. (a)	306
16	Schneider Electric SE, (France)	1,276
296	Shanghai Electric Group Co., Ltd., (China), Class H	196

		5,178

	Industrial Conglomerates — 0.3%
11	Bidvest Group Ltd. (The), (South Africa)	300
24	Carlisle Cos., Inc.	2,202
1	Danaher Corp.	42
54	Hutchison Whampoa Ltd., (Hong Kong)	749
87	KOC Holding A.S., (Turkey)	396
2	SK Holdings Co., Ltd., (South Korea)	351

		4,040

	Machinery — 1.2%
10	Allison Transmission Holdings, Inc.	307
1	Blount International, Inc.	17
9	Briggs & Stratton Corp.	191
8	Cummins, Inc.	1,054
33	DMG Mori Seiki Co., Ltd., (Japan)	509
12	Douglas Dynamics, Inc.	275
14	Dover Corp.	975
3	FANUC Corp., (Japan)	633
2	Hurco Cos., Inc.	51
1	Hyster-Yale Materials Handling, Inc.	48
3	IDEX Corp.	243
23	Illinois Tool Works, Inc.	2,205
7	Ingersoll-Rand plc	466
4	Kadant, Inc.	184
25	Komatsu Ltd., (Japan)	480
49	Kubota Corp., (Japan)	774
11	Makita Corp., (Japan)	580
42	PACCAR, Inc.	2,631
18	Pall Corp.	1,801
16	Parker-Hannifin Corp.	1,900
3	SMC Corp., (Japan)	744
2	SPX Corp.	187
– (h)	Watts Water Technologies, Inc., Class A	14
105	Weichai Power Co., Ltd., (China), Class H	405

		16,674

	Marine — 0.1%
4	Kirby Corp. (a)	263
9	Matson, Inc.	382
83	Mitsui OSK Lines Ltd., (Japan)	281
187	Wan Hai Lines Ltd., (Taiwan)	230

		1,156

	Professional Services — 0.1%
4	Barrett Business Services, Inc.	166
1	CRA International, Inc. (a)	22
8	Equifax, Inc.	716
3	VSE Corp.	217

		1,121

	Road & Rail — 0.5%
3	ArcBest Corp.	125
1	Celadon Group, Inc.	26
14	CSX Corp.	471
6	East Japan Railway Co., (Japan)	481
12	Old Dominion Freight Line, Inc. (a)	910
– (h)	PAM Transportation Services, Inc. (a)	9
3	Swift Transportation Co. (a)	90
41	Union Pacific Corp.	4,409
5	USA Truck, Inc. (a)	141

		6,662

	Trading Companies & Distributors — 0.2%
2	Applied Industrial Technologies, Inc.	96
39	HD Supply Holdings, Inc. (a)	1,228
11	Rush Enterprises, Inc., Class A (a)	307
4	W.W. Grainger, Inc.	825
15	Wolseley plc, (Switzerland)	874

		3,330

	Transportation Infrastructure — 0.0% (g)
14	Airports of Thailand PCL, (Thailand)	119
166	Shenzhen Expressway Co., Ltd., (China), Class H	130
95	Shenzhen International Holdings Ltd., (Hong Kong)	144

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Transportation Infrastructure — continued
19	TAV Havalimanlari Holding A.S., (Turkey) (a)	155
100	Zhejiang Expressway Co., Ltd., (China), Class H	132

		680

	Total Industrials	77,003

Information Technology — 9.4%
	Communications Equipment — 0.4%
1	Arista Networks, Inc. (a)	41
4	Aruba Networks, Inc. (a)	101
33	Brocade Communications Systems, Inc.	393
102	BYD Electronic International Co., Ltd., (China)	128
22	Ciena Corp. (a)	416
35	Cisco Systems, Inc.	958
26	Emulex Corp. (a)	205
28	Harmonic, Inc. (a)	210
8	InterDigital, Inc.	387
5	Palo Alto Networks, Inc. (a)	676
14	Polycom, Inc. (a)	187
19	QUALCOMM, Inc.	1,320
6	Ubiquiti Networks, Inc.	172

		5,194

	Electronic Equipment, Instruments & Components — 0.5%
35	AAC Technologies Holdings, Inc., (China)	216
17	Amphenol Corp., Class A	1,008
7	Arrow Electronics, Inc. (a)	398
6	Benchmark Electronics, Inc. (a)	155
3	Coherent, Inc. (a)	175
313	Compeq Manufacturing Co., Ltd., (Taiwan)	202
89	Hitachi Ltd., (Japan)	608
137	Hon Hai Precision Industry Co., Ltd., (Taiwan)	401
– (h)	Hon Hai Precision Industry Co., Ltd., (Taiwan), Reg. S, GDR	—	(h)
417	Innolux Corp., (Taiwan)	208
1	Insight Enterprises, Inc. (a)	27
2	Keyence Corp., (Japan)	873
5	KH Vatec Co., Ltd., (South Korea)	139
3	LG Innotek Co., Ltd., (South Korea)	271
8	Partron Co., Ltd., (South Korea)	101
199	Samart Corp. PCL, (Thailand)	183
4	Sanmina Corp. (a)	103
85	Sunny Optical Technology Group Co., Ltd., (China)	154
15	TE Connectivity Ltd., (Switzerland)	1,053
204	Truly International Holdings Ltd., (Hong Kong)	95
3	Vishay Intertechnology, Inc.	38
62	Zhen Ding Technology Holding Ltd., (Taiwan)	202

		6,610

	Internet Software & Services — 1.5%
1	Baidu, Inc., (China), ADR (a)	201
18	Bazaarvoice, Inc. (a)	102
10	Blucora, Inc. (a)	136
4	CoStar Group, Inc. (a)	864
21	Dealertrack Technologies, Inc. (a)	806
12	Demand Media, Inc. (a)	71
32	EarthLink Holdings Corp.	140
3	eBay, Inc. (a)	179
90	Facebook, Inc., Class A (a)	7,388
5	Google, Inc., Class A (a)	2,958
11	Google, Inc., Class C (a)	5,775
9	Intralinks Holdings, Inc. (a)	96
21	Marchex, Inc., Class B	85
5	Monster Worldwide, Inc. (a)	33
4	NetEase, Inc., (China), ADR	375
20	Tencent Holdings Ltd., (China)	378
41	Unwired Planet, Inc. (a)	23
9	VeriSign, Inc. (a)	583
2	WebMD Health Corp. (a)	85
16	Yahoo!, Inc. (a)	693

		20,971

	IT Services — 1.2%
19	Accenture plc, (Ireland), Class A	1,785
7	Alliance Data Systems Corp. (a)	1,982
5	Amdocs Ltd.	288
26	Cognizant Technology Solutions Corp., Class A (a)	1,613
1	EVERTEC, Inc., (Puerto Rico)	21
12	Fidelity National Information Services, Inc.	786
9	Gartner, Inc. (a)	785
27	HCL Technologies Ltd., (India)	417
2	Heartland Payment Systems, Inc.	82
36	Hexaware Technologies Ltd., (India)	182
6	Leidos Holdings, Inc.	256
8	ManTech International Corp., Class A	263
29	MasterCard, Inc., Class A	2,541
3	MoneyGram International, Inc. (a)	28
10	NeuStar, Inc., Class A (a)	249
5	Science Applications International Corp.	268

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	IT Services — continued
2	SK C&C Co., Ltd., (South Korea)	363
6	Unisys Corp. (a)	134
2	Vantiv, Inc., Class A (a)	59
22	VeriFone Systems, Inc. (a)	756
62	Visa, Inc., Class A	4,055

		16,913

	Semiconductors & Semiconductor Equipment — 2.1%
321	Advanced Semiconductor Engineering, Inc., (Taiwan)	435
9	Analog Devices, Inc.	567
50	Applied Materials, Inc.	1,120
73	ARM Holdings plc, (United Kingdom)	1,183
14	ASML Holding N.V., (Netherlands)	1,410
49	Avago Technologies Ltd., (Singapore)	6,202
48	Broadcom Corp., Class A	2,070
15	Brooks Automation, Inc.	171
3	DSP Group, Inc. (a)	31
21	Fairchild Semiconductor International, Inc. (a)	389
2	First Solar, Inc. (a)	127
4	Freescale Semiconductor Ltd. (a)	170
238	Inotera Memories, Inc., (Taiwan) (a)	316
9	Integrated Device Technology, Inc. (a)	184
42	KLA-Tencor Corp.	2,427
72	Lam Research Corp.	5,043
12	NVIDIA Corp.	259
17	NXP Semiconductors N.V., (Netherlands) (a)	1,740
2	OmniVision Technologies, Inc. (a)	41
– (h)	Photronics, Inc. (a)	1
9	PMC-Sierra, Inc. (a)	86
5	Qorvo, Inc. (a)	436
78	Radiant Opto-Electronics Corp., (Taiwan)	242
68	Realtek Semiconductor Corp., (Taiwan)	216
11	SK Hynix, Inc., (South Korea)	437
4	Skyworks Solutions, Inc.	376
48	Taiwan Semiconductor Manufacturing Co., Ltd., (Taiwan), ADR	1,130
17	Texas Instruments, Inc.	943
18	Ultra Clean Holdings, Inc. (a)	129
143	Vanguard International Semiconductor Corp., (Taiwan)	243
10	Wonik IPS Co., Ltd., (South Korea) (a)	102

		28,226

	Software — 1.8%
5	ACI Worldwide, Inc. (a)	116
18	Activision Blizzard, Inc.	416
31	Adobe Systems, Inc. (a)	2,310
13	Aspen Technology, Inc. (a)	514
17	AVG Technologies N.V., (Netherlands) (a)	377
1	Citrix Systems, Inc. (a)	45
1	Com2uSCorp, (South Korea) (a)	215
24	Electronic Arts, Inc. (a)	1,411
5	EnerNOC, Inc. (a)	58
2	Fair Isaac Corp.	202
13	Guidewire Software, Inc. (a)	691
3	Manhattan Associates, Inc. (a)	151
230	Microsoft Corp.	9,355
7	Mobileye N.V., (Israel) (a)	286
4	NetSuite, Inc. (a)	369
97	Oracle Corp.	4,180
11	Perfect World Co., Ltd., (China), ADR	207
1	Qualys, Inc. (a)	29
1	Rally Software Development Corp. (a)	15
7	Rovi Corp. (a)	124
26	SAP SE, (Germany)	1,861
8	ServiceNow, Inc. (a)	648
13	Take-Two Interactive Software, Inc. (a)	331
4	TeleCommunication Systems, Inc., Class A (a)	13
1	Varonis Systems, Inc. (a)	32
5	Workday, Inc., Class A (a)	459

		24,415

	Technology Hardware, Storage & Peripherals — 1.9%
152	Apple, Inc.	18,929
33	Asustek Computer, Inc., (Taiwan)	332
46	Catcher Technology Co., Ltd., (Taiwan)	481
58	Chicony Electronics Co., Ltd., (Taiwan)	162
39	Hewlett-Packard Co.	1,212
314	Lenovo Group Ltd., (China)	457
89	Lite-On Technology Corp., (Taiwan)	115
18	Nimble Storage, Inc. (a)	399
145	Pegatron Corp., (Taiwan)	391
2	Samsung Electronics Co., Ltd., (South Korea)	2,053
5	SanDisk Corp.	312
108	TCL Communication Technology Holdings Ltd., (China)	109
7	Western Digital Corp.	611

		25,563

	Total Information Technology	127,892

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
Materials — 2.2%
	Chemicals — 1.0%
7	Air Liquide S.A., (France)	945
6	Air Products & Chemicals, Inc.	870
13	Akzo Nobel N.V., (Netherlands)	969
6	Axiall Corp.	299
6	Dow Chemical Co. (The)	309
20	E.I. du Pont de Nemours & Co.	1,452
2	Linde AG, (Germany)	408
7	LyondellBasell Industries N.V., Class A	615
4	Minerals Technologies, Inc.	316
75	Mosaic Co. (The)	3,474
8	Nitto Denko Corp., (Japan)	507
3	OM Group, Inc.	92
7	PPG Industries, Inc.	1,488
5	Sherwin-Williams Co. (The)	1,416
7	Shin-Etsu Chemical Co., Ltd., (Japan)	444

		13,604

	Construction Materials — 0.2%
8	Eagle Materials, Inc.	680
7	Holcim Ltd., (Switzerland) (a)	491
4	Imerys S.A., (France)	309
8	Lafarge S.A., (France)	492
7	Martin Marietta Materials, Inc.	978

		2,950

	Containers & Packaging — 0.3%
10	Ball Corp.	699
33	Crown Holdings, Inc. (a)	1,794
24	Graphic Packaging Holding Co.	353
3	Myers Industries, Inc.	54
11	Rock-Tenn Co., Class A	733
16	Sealed Air Corp.	750

		4,383

	Metals & Mining — 0.5%
61	Alcoa, Inc.	787
1	Ampco-Pittsburgh Corp.	9
40	BHP Billiton Ltd., (Australia)	938
1	Commercial Metals Co.	15
208	Eregli Demir ve Celik Fabrikalari TAS, (Turkey)	323
156	Glencore plc, (Switzerland) (a)	658
1	Korea Zinc Co., Ltd., (South Korea)	321
24	MMC Norilsk Nickel OJSC, (Russia), ADR	432
112	Nippon Steel & Sumitomo Metal Corp., (Japan)	282
61	Norsk Hydro ASA, (Norway)	322
8	Rio Tinto Ltd., (United Kingdom)	332
33	Rio Tinto plc, (United Kingdom)	1,356
4	Seah Besteel Corp., (South Korea)	111
4	SunCoke Energy, Inc.	54
42	United States Steel Corp.	1,014
7	Worthington Industries, Inc.	176

		7,130

	Paper & Forest Products — 0.2%
1	Domtar Corp., (Canada)	53
10	International Paper Co.	572
14	KapStone Paper & Packaging Corp.	447
5	Resolute Forest Products, Inc., (Canada) (a)	91
24	Stora Enso OYJ, (Finland), Class R	249
22	UPM-Kymmene OYJ, (Finland)	430

		1,842

	Total Materials	29,909

Telecommunication Services — 0.9%
	Diversified Telecommunication Services — 0.6%
17	AT&T, Inc.	552
14	CenturyLink, Inc.	479
662	China Telecom Corp., Ltd., (China), Class H	423
186	China Unicom Hong Kong Ltd., (Hong Kong)	283
3	Consolidated Communications Holdings, Inc.	68
3	FairPoint Communications, Inc. (a)	55
33	Frontier Communications Corp.	234
12	magicJack VocalTec Ltd., (Israel) (a)	82
11	Nippon Telegraph & Telephone Corp., (Japan)	673
1,809	Telekomunikasi Indonesia Persero Tbk PT, (Indonesia)	399
31	Telkom S.A. SOC Ltd., (South Africa) (a)	202
77	Verizon Communications, Inc.	3,744
26	Vonage Holdings Corp. (a)	128

		7,322

	Wireless Telecommunication Services — 0.3%
30	China Mobile Ltd., (Hong Kong)	391
14	KDDI Corp., (Japan)	319
14	MegaFon OAO, (Russia), Reg. S, GDR	226
25	Mobile TeleSystems OJSC, (Russia), ADR	254
2	SBA Communications Corp., Class A (a)	244
2	SK Telecom Co., Ltd., (South Korea)	436
11	VimpelCom Ltd., (Netherlands), ADR	56
760	Vodafone Group plc, (United Kingdom)	2,488

		4,414

	Total Telecommunication Services	11,736

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
Utilities — 1.4%
	Electric Utilities — 0.7%
13	American Electric Power Co., Inc.	703
50	Cia Energetica de Minas Gerais, (Brazil), ADR	206
10	Duke Energy Corp.	791
22	Edison International	1,365
3	El Paso Electric Co.	115
118	Enel S.p.A., (Italy)	535
20	Energa S.A., (Poland)	130
7	Entergy Corp.	558
9	Eversource Energy	450
20	Exelon Corp.	670
10	Korea Electric Power Corp., (South Korea)	398
17	NextEra Energy, Inc.	1,806
39	PGE Polska Grupa Energetyczna S.A., (Poland)	215
4	Pinnacle West Capital Corp.	258
2	PNM Resources, Inc.	64
6	Portland General Electric Co.	218
31	Xcel Energy, Inc.	1,068

		9,550

	Gas Utilities — 0.2%
16	AGL Resources, Inc.	810
92	ENN Energy Holdings Ltd., (China)	565
2	Laclede Group, Inc. (The)	90
3	New Jersey Resources Corp.	88
2	Piedmont Natural Gas Co., Inc.	62
10	Questar Corp.	233
1	Southwest Gas Corp.	86
14	UGI Corp.	456

		2,390

	Independent Power & Renewable Electricity Producers — 0.1%
20	Atlantic Power Corp.	55
15	Calpine Corp. (a)	341
4	Dynegy, Inc. (a)	135
370	Huadian Power International Corp., Ltd., (China), Class H	309
288	Huaneng Power International, Inc., (China), Class H	342
4	Ormat Technologies, Inc.	143
7	Vivint Solar, Inc. (a)	90

		1,415

	Multi-Utilities — 0.4%
21	CenterPoint Energy, Inc.	427
65	Centrica plc, (United Kingdom)	242
12	CMS Energy Corp.	421
23	E.ON SE, (Germany)	341
32	National Grid plc, (United Kingdom)	413
8	NiSource, Inc.	371
6	NorthWestern Corp.	316
28	PG&E Corp.	1,474
20	Public Service Enterprise Group, Inc.	841
8	Sempra Energy	818
12	Suez Environnement Co., (France)	202

		5,866

	Water Utilities — 0.0% (g)
19	Pennon Group plc, (United Kingdom)	238

	Total Utilities	19,459

	Total Common Stocks (Cost $550,945)	709,825

Preferred Stocks — 0.2%
Consumer Discretionary — 0.1%
	Automobiles — 0.1%
5	Volkswagen AG, (Preference Shares), (Germany)	1,240

Consumer Staples — 0.1%
	Household Products — 0.1%
12	Henkel AG & Co. KGaA, (Germany)	1,425

Financials — 0.0% (g)
	Banks — 0.0% (g)
18	Banco do Estado do Rio Grande do Sul S.A., (Brazil), Class B	61

Industrials — 0.0% (g)
	Machinery — 0.0% (g)
6	Randon Participacoes S.A., (Brazil)	7

	Total Preferred Stocks (Cost $1,537)	2,733

PRINCIPAL AMOUNT($)
Asset-Backed Securities — 3.5%
	ACE Securities Corp. Home Equity Loan Trust,
273	Series 2004-HE3, Class M3, VAR, 1.254%, 11/25/34	244
185	Series 2005-HE7, Class A1B2, VAR, 0.474%, 11/25/35	175
141	Series 2005-SD1, Class M1, VAR, 0.924%, 11/25/50	141
185	Series 2006-SD1, Class A1B, VAR, 0.524%, 02/25/36	185

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
	Ally Auto Receivables Trust,
54	Series 2013-1, Class A3, 0.630%, 05/15/17	54
115	Series 2013-2, Class A3, 0.790%, 01/15/18	115
28	Series 2013-SN1, Class A3, 0.720%, 05/20/16	28
76	Series 2015-SN1, Class A3, 1.210%, 03/20/17	76
257	American Express Credit Account Master Trust, Series 2014-2, Class A, 1.260%, 01/15/20	258
	AmeriCredit Automobile Receivables Trust,
22	Series 2013-1, Class A3, 0.610%, 10/10/17	22
118	Series 2013-5, Class A3, 0.900%, 09/10/18	118
	Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates,
334	Series 2002-2, Class M3, VAR, 2.829%, 08/25/32	331
590	Series 2003-9, Class M2, VAR, 3.024%, 09/25/33	559
722	Series 2004-R1, Class M1, VAR, 0.969%, 02/25/34	652
338	Series 2004-R1, Class M6, VAR, 2.244%, 02/25/34	277
	Argent Securities, Inc. Asset-Backed Pass-Through Certificates,
1,019	Series 2003-W9, Class M2, VAR, 2.754%, 01/25/34	979
136	Series 2004-W3, Class A3, VAR, 0.994%, 02/25/34	122
210	Series 2004-W3, Class M3, VAR, 2.874%, 02/25/34	177
418	Series 2004-W4, Class A, VAR, 0.694%, 03/25/34	385
244	Series 2004-W6, Class M4, VAR, 3.024%, 05/25/34	209
89	Bayview Financial Mortgage Pass-Through Trust, Series 2006-A, Class 2A4, VAR, 0.478%, 02/28/41	88
	Bear Stearns Asset Backed Securities Trust,
621	Series 2003-SD2, Class 3A, VAR, 4.505%, 06/25/43	626
380	Series 2004-2, Class M1, VAR, 1.374%, 08/25/34	343
216	BMW Vehicle Lease Trust, Series 2014-1, Class A3, 0.730%, 02/21/17	216
115	BMW Vehicle Owner Trust, Series 2013-A, Class A3, 0.670%, 11/27/17	115
	CarMax Auto Owner Trust,
92	Series 2013-4, Class A3, 0.800%, 07/16/18	92
303	Series 2014-2, Class A3, 0.980%, 01/15/19	303
	CDC Mortgage Capital Trust,
532	Series 2003-HE1, Class M1, VAR, 1.524%, 08/25/33	504
17	Series 2003-HE3, Class M2, VAR, 2.799%, 11/25/33	15
412	Centex Home Equity Loan Trust, Series 2005-A, Class M1, VAR, 0.654%, 01/25/35	380
441	CHEC Loan Trust, Series 2004-2, Class M3, VAR, 1.424%, 04/25/34	354
	Citibank Credit Card Issuance Trust,
150	Series 2007-A8, Class A8, 5.650%, 09/20/19	166
200	Series 2014-A8, Class A8, 1.730%, 04/09/20	202
	CNH Equipment Trust,
49	Series 2012-D, Class A3, 0.650%, 04/16/18	49
75	Series 2013-A, Class A3, 0.690%, 06/15/18	75
65	Series 2013-C, Class A3, 1.020%, 08/15/18	65
214	Series 2013-D, Class A3, 0.770%, 10/15/18	214
193	Series 2014-A, Class A3, 0.840%, 05/15/19	193
300	Series 2014-B, Class A3, 0.910%, 05/15/19	300
	CPS Auto Receivables Trust,
67	Series 2013-D, Class A, 1.540%, 07/16/18 (e)	67
87	Series 2014-B, Class A, 1.110%, 11/15/18 (e)	87
	Credit Suisse First Boston Mortgage Securities Corp.,
34	Series 2002-HE4, Class AF, SUB, 5.510%, 08/25/32	37
19	Series 2004-CF2, Class 1A2, SUB, 5.150%, 01/25/43 (e)	19
	Credit-Based Asset Servicing and Securitization LLC,
341	Series 2003-CB5, Class M2, VAR, 2.649%, 11/25/33	326
408	Series 2004-CB5, Class M1, VAR, 1.089%, 01/25/34	380
279	Series 2004-CB6, Class M3, VAR, 2.274%, 07/25/35	262

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
19	Series 2005-CB4, Class AF4, SUB, 4.737%, 07/25/35	19
158	Series 2005-CB5, Class AF2, SUB, 4.241%, 08/25/35	159
	CWABS, Inc. Asset-Backed Certificates,
424	Series 2003-5, Class MF2, VAR, 5.591%, 11/25/33	375
458	Series 2003-BC1, Class A1, VAR, 0.974%, 03/25/33	421
909	Series 2003-BC6, Class M2, VAR, 1.899%, 10/25/33	833
1,175	Series 2004-1, Class M1, VAR, 0.924%, 03/25/34	1,120
568	Series 2004-5, Class M3, VAR, 1.899%, 07/25/34	523
261	Series 2004-6, Class 1A1, VAR, 0.714%, 12/25/34	247
500	Series 2004-6, Class M2, VAR, 1.149%, 10/25/34	466
445	Series 2004-BC1, Class M3, VAR, 2.274%, 10/25/33	370
785	Series 2004-SD2, Class M1, VAR, 0.794%, 06/25/33 (e)	757
1,014	Equity One Mortgage Pass-Through Trust, Series 2003-1, Class M1, VAR, 4.860%, 08/25/33	1,007
	Exeter Automobile Receivables Trust,
46	Series 2014-1A, Class A, 1.290%, 05/15/18 (e)	47
28	Series 2014-2A, Class A, 1.060%, 08/15/18 (e)	28
125	Series 2015-1A, Class A, 1.600%, 06/17/19 (e)	125
	Fifth Third Auto Trust,
128	Series 2013-1, Class A3, 0.880%, 10/16/17	128
93	Series 2013-A, Class A3, 0.610%, 09/15/17	93
	First Franklin Mortgage Loan Trust,
617	Series 2005-FF10, Class A4, VAR, 0.494%, 11/25/35	605
416	Series 2006-FF8, Class IIA3, VAR, 0.324%, 07/25/36	395
138	Flagship Credit Auto Trust, Series 2015-1, Class A, 1.630%, 06/15/20 (e)	138
	Ford Credit Auto Lease Trust,
67	Series 2013-B, Class A3, 0.760%, 09/15/16	67
139	Series 2014-B, Class A3, 0.890%, 09/15/17	139
	Ford Credit Auto Owner Trust,
48	Series 2013-B, Class A3, 0.570%, 10/15/17	48
85	Series 2013-C, Class A3, 0.820%, 12/15/17	85
154	Series 2013-D, Class A3, 0.670%, 04/15/18	154
178	Series 2014-B, Class A3, 0.900%, 10/15/18	178
79	Series 2015-A, Class A3, 1.280%, 09/15/19	79
	Fremont Home Loan Trust,
177	Series 2003-B, Class M2, VAR, 2.604%, 12/25/33	172
132	Series 2005-D, Class 2A3, VAR, 0.424%, 11/25/35	131
107	GM Financial Automobile Leasing Trust, Series 2015-1, Class A3, 1.530%, 09/20/18	107
	GSAMP Trust,
1,078	Series 2004-AR1, Class M1, VAR, 1.149%, 06/25/34	1,026
359	Series 2005-SEA2, Class A1, VAR, 0.524%, 01/25/45 (e)	352
179	HLSS Servicer Advance Receivables Backed Notes, Series 2013-T7, Class AT7, 1.981%, 11/15/46 (e)	177
	Home Equity Asset Trust,
131	Series 2003-1, Class M1, VAR, 1.674%, 06/25/33	125
94	Series 2004-6, Class M2, VAR, 1.074%, 12/25/34	80
510	Series 2005-7, Class 2A4, VAR, 0.554%, 01/25/36	507
366	Home Equity Mortgage Loan Asset-Backed Trust, Series 2004-B, Class M3, VAR, 1.374%, 11/25/34	340
	Honda Auto Receivables Owner Trust,
39	Series 2012-1, Class A4, 0.970%, 04/16/18	39
61	Series 2013-1, Class A3, 0.480%, 11/21/16	61
46	Series 2013-2, Class A3, 0.530%, 02/16/17	46
153	Series 2013-4, Class A3, 0.690%, 09/18/17	153
291	Series 2014-1, Class A3, 0.670%, 11/21/17	290
248	Series 2014-2, Class A3, 0.770%, 03/19/18	248
37	Huntington Auto Trust, Series 2012-2, Class A3, 0.510%, 04/17/17	37

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
	Hyundai Auto Receivables Trust,
128	Series 2013-A, Class A3, 0.560%, 07/17/17	128
91	Series 2013-B, Class A3, 0.710%, 09/15/17	91
112	Series 2014-A, Class A3, 0.790%, 07/16/18	112
253	Series 2014-B, Class A3, 0.900%, 12/17/18	253
80	John Deere Owner Trust, Series 2013-A, Class A3, 0.600%, 03/15/17	80
	Long Beach Mortgage Loan Trust,
713	Series 2001-2, Class M1, VAR, 1.014%, 07/25/31	658
187	Series 2003-4, Class M2, VAR, 2.799%, 08/25/33	180
328	Series 2004-1, Class M3, VAR, 1.224%, 02/25/34	314
	MASTR Asset-Backed Securities Trust,
263	Series 2002-OPT1, Class M3, VAR, 3.699%, 11/25/32	265
96	Series 2004-OPT1, Class M2, VAR, 1.824%, 02/25/34	79
8	Mercedes-Benz Auto Lease Trust, Series 2013-A, Class A3, 0.590%, 02/15/16	8
79	Mercedes-Benz Auto Receivables Trust, Series 2013-1, Class A3, 0.780%, 08/15/17	79
	Merrill Lynch Mortgage Investors Trust,
753	Series 2002-NC1, Class M1, VAR, 1.224%, 05/25/33	712
253	Series 2003-OPT1, Class M1, VAR, 1.149%, 07/25/34	231
585	Series 2005-FM1, Class M1, VAR, 0.654%, 05/25/36	530
775	Series 2005-NC1, Class M2, VAR, 1.254%, 10/25/35	684
	Morgan Stanley ABS Capital I, Inc. Trust,
1,000	Series 2004-HE6, Class M1, VAR, 0.999%, 08/25/34	931
360	Series 2004-NC2, Class M2, VAR, 1.974%, 12/25/33	326
535	Series 2005-HE1, Class M3, VAR, 0.954%, 12/25/34	441
219	Series 2005-HE1, Class M4, VAR, 1.254%, 12/25/34	176
599	Series 2005-WMC1, Class M2, VAR, 0.909%, 01/25/35	583
375	Morgan Stanley Dean Witter Capital I, Inc. Trust, Series 2002-AM3, Class M1, VAR, 1.599%, 02/25/33	338
	New Century Home Equity Loan Trust,
672	Series 2003-6, Class M1, VAR, 1.254%, 01/25/34	625
250	Series 2005-1, Class M1, VAR, 0.849%, 03/25/35	237
	Nissan Auto Lease Trust,
41	Series 2013-B, Class A3, 0.750%, 06/15/16	41
117	Series 2014-A, Class A3, 0.800%, 02/15/17	117
	Nissan Auto Receivables Owner Trust,
83	Series 2012-A, Class A4, 1.000%, 07/16/18	83
52	Series 2013-A, Class A3, 0.500%, 05/15/17	52
180	Series 2013-C, Class A3, 0.670%, 08/15/18	180
160	Series 2014-A, Class A3, 0.720%, 08/15/18	160
383	NovaStar Mortgage Funding Trust, Series 2003-2, Class M2, VAR, 2.949%, 09/25/33	350
	Option One Mortgage Acceptance Corp. Asset-Backed Certificates,
464	Series 2003-2, Class M1, VAR, 1.149%, 04/25/33	402
285	Series 2003-4, Class M1, VAR, 1.194%, 07/25/33	252
535	Series 2003-5, Class A3, VAR, 1.074%, 08/25/33	510
	Option One Mortgage Loan Trust,
84	Series 2003-1, Class M2, VAR, 3.099%, 02/25/33	78
1,006	Series 2004-2, Class M2, VAR, 1.749%, 05/25/34	798
104	Park Place Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-MCW1, Class M1, VAR, 1.111%, 10/25/34	103
	RAMP Trust,
90	Series 2004-RS4, Class AI6, VAR, 5.072%, 04/25/34	92
629	Series 2004-RS9, Class MII1, VAR, 1.149%, 09/25/34	592
	RASC Trust,
1,148	Series 2001-KS3, Class AII, VAR, 0.634%, 09/25/31	1,068
159	Series 2003-KS4, Class AI6, VAR, 3.870%, 05/25/33	162
558	Series 2005-KS2, Class M1, VAR, 0.819%, 03/25/35	508

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
	Renaissance Home Equity Loan Trust,
925	Series 2003-2, Class A, VAR, 1.054%, 08/25/33	869
1,853	Series 2003-2, Class M1, VAR, 1.411%, 08/25/33	1,701
899	Series 2003-3, Class A, VAR, 0.674%, 12/25/33	875
479	Series 2005-4, Class A3, SUB, 5.565%, 02/25/36	468
22	Santander Drive Auto Receivables Trust, Series 2013-1, Class A3, 0.620%, 06/15/17	22
	Saxon Asset Securities Trust,
147	Series 2000-2, Class MF2, VAR, 8.845%, 07/25/30	146
35	Series 2003-1, Class AF6, SUB, 4.795%, 06/25/33	35
507	Series 2003-2, Class M2, VAR, 2.799%, 06/25/33	436
718	Series 2003-3, Class M1, VAR, 1.149%, 12/25/33	675
246	Series 2004-2, Class MV2, VAR, 1.974%, 08/25/35	233
9	Soundview Home Loan Trust, Series 2006-WF1, Class A2, SUB, 5.645%, 10/25/36	9
597	Specialty Underwriting & Residential Finance Trust, Series 2003-BC4, Class M1, VAR, 1.074%, 11/25/34	553
	Structured Asset Investment Loan Trust,
270	Series 2003-BC3, Class M1, VAR, 1.599%, 04/25/33	264
1,095	Series 2003-BC11, Class M1, VAR, 1.149%, 10/25/33	1,057
1,382	Series 2004-6, Class M2, VAR, 2.124%, 07/25/34	1,254
226	Series 2004-7, Class M1, VAR, 1.224%, 08/25/34	214
448	Series 2004-7, Class M2, VAR, 1.299%, 08/25/34	391
421	Series 2004-8, Class M2, VAR, 1.104%, 09/25/34	373
190	Structured Asset Securities Corp. Trust, Series 2005-SC1, Class 1A1, VAR, 0.444%, 05/25/31 (e)	110
	Toyota Auto Receivables Owner Trust,
22	Series 2013-A, Class A3, 0.550%, 01/17/17	21
249	Series 2014-A, Class A3, 0.670%, 12/15/17	249
154	USAA Auto Owner Trust, Series 2014-1, Class A3, 0.580%, 12/15/17	154
89	Volkswagen Auto Lease Trust, Series 2015-A, Class A3, 1.250%, 12/20/17	89
	Volkswagen Auto Loan Enhanced Trust,
37	Series 2012-2, Class A3, 0.460%, 01/20/17	37
217	Series 2013-2, Class A3, 0.700%, 04/20/18	217
113	VOLT XXII LLC, Series 2015-NPL4, Class A1, SUB, 3.500%, 02/25/55 (e)	113
250	VOLT XXXIII LLC, Series 2015-NPL5, Class A1, SUB, 3.500%, 03/25/55 (e)	250
205	Wells Fargo Home Equity Asset-Backed Securities Trust, Series 2004-2, Class M8A, VAR, 3.174%, 10/25/34 (e)	194
52	World Omni Auto Receivables Trust, Series 2015-A, Class A3, 1.340%, 05/15/20	52

	Total Asset-Backed Securities (Cost $46,479)	47,752

Collateralized Mortgage Obligations — 6.4%
	Agency CMO — 5.1%
88	Federal Home Loan Bank, Series TQ-2015, Class A, 5.065%, 10/20/15	90
198	Federal Home Loan Mortgage Corp. - Government National Mortgage Association, Series 31, Class Z, 8.000%, 04/25/24	230
	Federal Home Loan Mortgage Corp. REMIC,
4	Series 50, Class I, 8.000%, 06/15/20	4
4	Series 1087, Class I, 8.500%, 06/15/21	4
3	Series 1136, Class H, 6.000%, 09/15/21	3
76	Series 1617, Class PM, 6.500%, 11/15/23	87
69	Series 1710, Class GH, 8.000%, 04/15/24	79
49	Series 1732, Class K, 6.500%, 05/15/24	56
66	Series 1843, Class Z, 7.000%, 04/15/26	73
76	Series 2033, Class K, 6.050%, 08/15/23	84
1,592	Series 2097, Class PD, 8.000%, 11/15/28	1,857
174	Series 2378, Class BD, 5.500%, 11/15/31	196
8	Series 2391, Class QR, 5.500%, 12/15/16	8
25	Series 2394, Class MC, 6.000%, 12/15/16	25
34	Series 2405, Class JF, 6.000%, 01/15/17	36
20	Series 2425, Class OB, 6.000%, 03/15/17	20
138	Series 2455, Class GK, 6.500%, 05/15/32	162
36	Series 2457, Class PE, 6.500%, 06/15/32	42
96	Series 2473, Class JZ, 6.500%, 07/15/32	111

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
6	Series 2503, Class TG, 5.500%, 09/15/17	6
7	Series 2508, Class AQ, 5.500%, 10/15/17	7
42	Series 2527, Class BP, 5.000%, 11/15/17	44
25	Series 2531, Class HN, 5.000%, 12/15/17	26
21	Series 2538, Class CB, 5.000%, 12/15/17	22
120	Series 2564, Class NK, 5.000%, 02/15/18	126
157	Series 2575, Class PE, 5.500%, 02/15/33	177
370	Series 2586, Class WG, 4.000%, 03/15/33	393
67	Series 2594, Class OL, 5.000%, 04/15/18	70
71	Series 2595, Class HO, 4.500%, 03/15/23	74
83	Series 2627, Class KM, 4.500%, 06/15/18	87
118	Series 2636, Class Z, 4.500%, 06/15/18	124
69	Series 2651, Class VZ, 4.500%, 07/15/18	72
670	Series 2682, Class LD, 4.500%, 10/15/33	733
158	Series 2685, Class DT, 5.000%, 10/15/23	172
54	Series 2686, Class GC, 5.000%, 10/15/23	59
220	Series 2699, Class TC, 4.000%, 11/15/18	230
182	Series 2715, Class NG, 4.500%, 12/15/18	191
16	Series 2727, Class PE, 4.500%, 07/15/32	16
88	Series 2744, Class TU, 5.500%, 05/15/32	91
81	Series 2756, Class NA, 5.000%, 02/15/24	87
13	Series 2760, Class PD, 5.000%, 12/15/32	13
75	Series 2764, Class OE, 4.500%, 03/15/19	79
200	Series 2764, Class UG, 5.000%, 03/15/34	227
57	Series 2773, Class CD, 4.500%, 04/15/24	61
6	Series 2780, Class JA, 4.500%, 04/15/19	6
6	Series 2780, Class JG, 4.500%, 04/15/19	6
108	Series 2783, Class AT, 4.000%, 04/15/19	112
35	Series 2809, Class UC, 4.000%, 06/15/19	37
101	Series 2852, Class NY, 5.000%, 09/15/33	103
264	Series 2864, Class NB, 5.500%, 07/15/33	281
138	Series 2877, Class AD, 4.000%, 10/15/19	145
238	Series 2901, Class KB, 5.000%, 12/15/34	264
148	Series 2910, Class BE, 4.500%, 12/15/19	155
531	Series 2912, Class EH, 5.500%, 01/15/35	611
33	Series 2922, Class GA, 5.500%, 05/15/34	35
157	Series 2950, Class KZ, 4.500%, 03/15/20	169
500	Series 2960, Class JH, 5.500%, 04/15/35	561
118	Series 2988, Class TY, 5.500%, 06/15/25	131
77	Series 2989, Class TG, 5.000%, 06/15/25	84
2	Series 3000, Class PB, 3.900%, 01/15/23	2
300	Series 3017, Class ML, 5.000%, 08/15/35	345
250	Series 3028, Class ME, 5.000%, 02/15/34	257
69	Series 3031, Class AG, 5.000%, 02/15/34	70
33	Series 3036, Class ND, 5.000%, 05/15/34	34
32	Series 3064, Class OG, 5.500%, 06/15/34	34
43	Series 3077, Class TO, PO, 04/15/35	40
55	Series 3078, Class PD, 5.500%, 07/15/34	56
16	Series 3098, Class PE, 5.000%, 06/15/34	16
203	Series 3102, Class CE, 5.500%, 01/15/26	226
85	Series 3116, Class PD, 5.000%, 10/15/34	87
58	Series 3121, Class JD, 5.500%, 03/15/26	65
110	Series 3151, Class UC, 5.500%, 08/15/35	117
19	Series 3200, Class PO, PO, 08/15/36	17
66	Series 3212, Class BK, 5.500%, 09/15/36	74
151	Series 3213, Class PE, 6.000%, 09/15/36	171
75	Series 3279, Class PE, 5.500%, 02/15/37	84
150	Series 3349, Class DP, 6.000%, 09/15/36	159
250	Series 3405, Class PE, 5.000%, 01/15/38	278
100	Series 3523, Class EX, 5.000%, 04/15/39	113
292	Series 3532, Class EB, 4.000%, 05/15/24	312

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
100	Series 3534, Class MB, 4.000%, 05/15/24	110
225	Series 3553, Class PG, 5.500%, 07/15/39	253
187	Series 3564, Class NB, 5.000%, 08/15/39	213
214	Series 3622, Class TA, 5.500%, 10/15/26	220
105	Series 3622, Class WA, 5.500%, 09/15/39	122
158	Series 3653, Class HJ, 5.000%, 04/15/40	176
289	Series 3662, Class PJ, 5.000%, 04/15/40	321
352	Series 3662, Class QB, 5.000%, 03/15/38	391
200	Series 3677, Class KB, 4.500%, 05/15/40	219
190	Series 3680, Class LC, 4.500%, 06/15/40	199
106	Series 3688, Class GT, VAR, 7.196%, 11/15/46	126
250	Series 3710, Class GB, 4.000%, 08/15/25	266
99	Series 3747, Class HI, IO, 4.500%, 07/15/37	7
615	Series 3747, Class HX, 4.500%, 11/15/39	685
250	Series 3748, Class D, 4.000%, 11/15/39	269
114	Series 3755, Class MU, 4.000%, 11/15/30	121
220	Series 3768, Class MB, 4.000%, 12/15/39	235
400	Series 3787, Class AY, 3.500%, 01/15/26	422
150	Series 3795, Class PD, 4.500%, 01/15/40	169
391	Series 3816, Class HA, 3.500%, 11/15/25	418
683	Series 3827, Class BM, 5.500%, 08/15/39	747
653	Series 3828, Class EM, 4.500%, 06/15/39	730
65	Series 3842, Class PH, 4.000%, 04/15/41	70
400	Series 3845, Class QY, 4.000%, 04/15/26	450
133	Series 3852, Class TP, IF, 5.500%, 05/15/41	147
350	Series 3859, Class JB, 5.000%, 05/15/41	385
300	Series 3874, Class DW, 3.500%, 06/15/21	323
703	Series 3893, Class PU, 4.000%, 07/15/41	762
329	Series 3898, Class KH, 3.500%, 06/15/26	351
97	Series 3902, Class MA, 4.500%, 07/15/39	104
110	Series 3910, Class CT, 4.000%, 12/15/39	120
350	Series 3911, Class B, 3.500%, 08/15/26	378
269	Series 3959, Class PB, 3.000%, 11/15/26	275
175	Series 3962, Class KD, 3.000%, 10/15/26	181
800	Series 3963, Class JB, 4.500%, 11/15/41	924
800	Series 3989, Class JW, 3.500%, 01/15/42	840
536	Series 4026, Class MQ, 4.000%, 04/15/42	574
400	Series 4048, Class CE, 4.000%, 05/15/42	453
320	Series 4068, Class PE, 3.000%, 06/15/42	322
120	Series 4119, Class KE, 1.750%, 10/15/32	115
391	Series 4203, Class BN, 3.000%, 04/15/33	402
539	Series 4217, Class F, VAR, 0.525%, 06/15/43	537
307	Series 4219, Class JA, 3.500%, 08/15/39	325
550	Series 4238, Class UY, 3.000%, 08/15/33	560
347	Series 4337, Class VJ, 3.500%, 06/15/27	372
	Federal Home Loan Mortgage Corp. STRIPS,
252	Series 279, Class F6, VAR, 0.625%, 09/15/42	253
428	Series 284, Class 300, 3.000%, 10/15/42	436
120	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities, Series T-54, Class 2A, 6.500%, 02/25/43	143
	Federal National Mortgage Association - ACES,
260	Series 2011-M2, Class A2, 3.645%, 04/25/21	280
400	Series 2011-M4, Class A2, 3.726%, 06/25/21	438
188	Series 2013-M7, Class A2, 2.280%, 12/27/22	189
412	Series 2013-M13, Class A2, VAR, 2.372%, 04/25/23	419
500	Series 2014-M1, Class A2, VAR, 3.369%, 07/25/23	533
355	Series 2014-M2, Class A2, VAR, 3.513%, 12/25/23	384
400	Series 2014-M3, Class A2, VAR, 3.476%, 01/25/24	434
550	Series 2014-M4, Class A2, VAR, 3.346%, 03/25/24	588
43	Series 2014-M5, Class FA, VAR, 0.483%, 01/25/17	43

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
72	Series 2014-M6, Class FA, VAR, 0.442%, 12/25/17	72
410	Series 2014-M9, Class A2, VAR, 3.103%, 07/25/24	432
800	Series 2014-M12, Class ASV2, VAR, 2.614%, 10/25/21	825
255	Series 2014-M13, Class A2, VAR, 3.021%, 08/25/24	264
556	Series 2015-M1, Class A2, 2.532%, 09/25/24	559
800	Series 2015-M3, Class A2, 2.723%, 10/25/24	814
	Federal National Mortgage Association REMIC,
4	Series 1990-7, Class B, 8.500%, 01/25/20	5
1	Series 1990-35, Class E, 9.500%, 04/25/20	2
4	Series 1990-76, Class G, 7.000%, 07/25/20	5
17	Series 1990-106, Class J, 8.500%, 09/25/20	18
2	Series 1991-73, Class A, 8.000%, 07/25/21	3
47	Series 1992-112, Class GB, 7.000%, 07/25/22	53
19	Series 1992-195, Class C, 7.500%, 10/25/22	21
76	Series 1998-37, Class VZ, 6.000%, 06/17/28	86
161	Series 1998-66, Class B, 6.500%, 12/25/28	175
70	Series 2002-16, Class XU, 5.500%, 04/25/17	71
23	Series 2002-19, Class PE, 6.000%, 04/25/17	24
63	Series 2002-24, Class AJ, 6.000%, 04/25/17	65
130	Series 2002-55, Class PG, 5.500%, 09/25/32	142
221	Series 2002-55, Class QE, 5.500%, 09/25/17	229
13	Series 2002-63, Class KC, 5.000%, 10/25/17	13
32	Series 2002-63, Class LB, 5.500%, 10/25/17	33
128	Series 2002-82, Class PE, 6.000%, 12/25/32	143
30	Series 2003-21, Class OU, 5.500%, 03/25/33	34
246	Series 2003-29, Class BY, 5.500%, 04/25/33	279
19	Series 2003-33, Class AC, 4.250%, 03/25/33	19
365	Series 2003-48, Class GH, 5.500%, 06/25/33	415
33	Series 2003-58, Class AD, 3.250%, 07/25/33	34
17	Series 2003-63, Class PE, 3.500%, 07/25/33	18
150	Series 2003-67, Class KE, 5.000%, 07/25/33	166
113	Series 2003-78, Class B, 5.000%, 08/25/23	123
155	Series 2003-81, Class LC, 4.500%, 09/25/18	162
113	Series 2003-83, Class PG, 5.000%, 06/25/23	119
57	Series 2003-110, Class WA, 4.000%, 08/25/33	59
14	Series 2003-122, Class TE, 5.000%, 12/25/22	14
709	Series 2003-131, Class CH, 5.500%, 01/25/34	796
218	Series 2004-36, Class PC, 5.500%, 02/25/34	230
100	Series 2004-92, Class TB, 5.500%, 12/25/34	116
103	Series 2005-5, Class CK, 5.000%, 01/25/35	111
47	Series 2005-18, Class EG, 5.000%, 03/25/25	51
12	Series 2005-23, Class TG, 5.000%, 04/25/35	13
83	Series 2005-29, Class WC, 4.750%, 04/25/35	91
238	Series 2005-38, Class TB, 6.000%, 11/25/34	257
108	Series 2005-58, Class EP, 5.500%, 07/25/35	119
112	Series 2005-68, Class BC, 5.250%, 06/25/35	121
665	Series 2005-70, Class KP, 5.000%, 06/25/35	736
551	Series 2005-104, Class UE, 5.500%, 12/25/35	634
54	Series 2006-45, Class NW, 5.500%, 01/25/35	55
78	Series 2007-13, Class H, 5.500%, 03/25/37	88
400	Series 2007-61, Class PE, 5.500%, 07/25/37	451
59	Series 2007-65, Class KI, IF, IO, 6.446%, 07/25/37	10

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
225	Series 2008-61, Class GB, 5.500%, 07/25/38	252
221	Series 2008-65, Class CD, 4.500%, 08/25/23	233
147	Series 2009-15, Class AC, 5.500%, 03/25/29	165
143	Series 2009-19, Class TD, 5.000%, 08/25/36	157
53	Series 2009-22, Class EG, 5.000%, 07/25/35	57
37	Series 2009-37, Class KI, IF, IO, 5.826%, 06/25/39	5
86	Series 2009-50, Class PT, VAR, 6.181%, 05/25/37	94
150	Series 2009-60, Class DE, 5.000%, 08/25/29	165
499	Series 2009-73, Class HJ, 6.000%, 09/25/39	568
37	Series 2009-86, Class IP, IO, 5.500%, 10/25/39	7
88	Series 2009-86, Class OT, PO, 10/25/37	81
143	Series 2009-112, Class ST, IF, IO, 6.076%, 01/25/40	21
800	Series 2010-9, Class MB, 5.000%, 05/25/32	826
756	Series 2010-9, Class ME, 5.000%, 02/25/40	881
299	Series 2010-9, Class PE, 4.500%, 10/25/39	320
81	Series 2010-35, Class SB, IF, IO, 6.246%, 04/25/40	13
600	Series 2010-38, Class KC, 4.500%, 04/25/40	668
400	Series 2010-45, Class BL, 4.500%, 05/25/40	448
245	Series 2010-64, Class DM, 5.000%, 06/25/40	269
46	Series 2010-64, Class EH, 5.000%, 10/25/35	46
696	Series 2010-85, Class NJ, 4.500%, 08/25/40	744
200	Series 2010-103, Class PJ, 4.500%, 09/25/40	230
128	Series 2010-111, Class AE, 5.500%, 04/25/38	138
979	Series 2010-123, Class BP, 4.500%, 11/25/40	1,072
643	Series 2010-141, Class DL, 4.000%, 12/25/40	712
150	Series 2011-22, Class MA, 6.500%, 04/25/38	168
350	Series 2011-33, Class GD, 3.500%, 04/25/31	378
148	Series 2011-40, Class KA, 3.500%, 03/25/26	157
450	Series 2011-41, Class KL, 4.000%, 05/25/41	488
686	Series 2011-50, Class LP, 4.000%, 06/25/41	746
400	Series 2011-51, Class B, 3.500%, 06/25/31	433
650	Series 2011-52, Class KB, 5.500%, 06/25/41	757
530	Series 2011-52, Class LB, 5.500%, 06/25/41	606
110	Series 2011-99, Class CV, 4.500%, 03/25/26	122
558	Series 2011-104, Class KY, 4.000%, 03/25/39	581
105	Series 2011-111, Class EA, 5.000%, 12/25/38	110
300	Series 2011-114, Class B, 3.500%, 11/25/41	324
704	Series 2011-130, Class KB, 4.000%, 12/25/41	774
335	Series 2012-20, Class TD, 4.500%, 02/25/42	361
285	Series 2012-50, Class HB, 4.000%, 03/25/42	304
274	Series 2012-83, Class TN, 5.000%, 08/25/42	305
150	Series 2012-137, Class CF, VAR, 0.474%, 08/25/41	149
421	Series 2012-147, Class WN, 4.500%, 01/25/33	465
377	Series 2013-83, Class CA, 3.500%, 10/25/37	403
377	Series 2013-94, Class CV, 3.500%, 07/25/33	397
250	Series 2013-101, Class E, 3.000%, 10/25/33	245
328	Series 2013-104, Class CY, 5.000%, 10/25/43	391
200	Series 2014-56, Class VH, 3.500%, 09/25/34	217
40	Series G92-35, Class E, 7.500%, 07/25/22	45
33	Federal National Mortgage Association STRIPS, Series 293, Class 1, PO, 2.332% 12/25/24 (n)	32

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
	Government National Mortgage Association,
90	Series 2002-22, Class CD, 6.500%, 05/17/31	104
118	Series 2003-62, Class BG, 5.000%, 07/20/33	128
358	Series 2003-65, Class AL, 5.500%, 08/20/33	416
205	Series 2003-66, Class HD, 5.500%, 08/20/33	228
580	Series 2004-16, Class AE, 5.500%, 02/20/34	659
145	Series 2004-16, Class EC, 5.500%, 02/20/34	177
743	Series 2004-37, Class PE, 5.500%, 05/20/34	857
413	Series 2005-3, Class QB, 5.000%, 01/16/35	471
283	Series 2005-11, Class PL, 5.000%, 02/20/35	316
104	Series 2005-13, Class AE, 5.000%, 09/20/34	113
176	Series 2005-13, Class BG, 5.000%, 02/20/35	201
314	Series 2005-48, Class CY, 5.000%, 06/20/35	351
311	Series 2005-54, Class JE, 5.000%, 07/20/35	354
46	Series 2005-92, Class CD, 5.000%, 01/20/32	46
100	Series 2006-1, Class LE, 5.500%, 06/20/35	116
459	Series 2006-7, Class ND, 5.500%, 08/20/35	534
14	Series 2006-38, Class SG, IF, IO, 6.474%, 09/20/33	—	(h)
260	Series 2006-50, Class JD, 5.000%, 09/20/36	313
305	Series 2006-69, Class MB, 5.500%, 12/20/36	333
91	Series 2007-26, Class SW, IF, IO, 6.024%, 05/20/37	12
125	Series 2007-33, Class LE, 5.500%, 06/20/37	146
130	Series 2007-35, Class NE, 6.000%, 06/16/37	158
209	Series 2007-79, Class BL, 5.750%, 08/20/37	239
161	Series 2008-20, Class HC, 5.750%, 06/16/37	178
61	Series 2008-23, Class YA, 5.250%, 03/20/38	67
113	Series 2008-26, Class JP, 5.250%, 03/20/38	129
334	Series 2008-33, Class PB, 5.500%, 04/20/38	378
688	Series 2008-47, Class P, 5.500%, 06/16/38	811
94	Series 2008-58, Class ZT, 6.500%, 07/20/38	121
46	Series 2008-62, Class SA, IF, IO, 5.974%, 07/20/38	7
267	Series 2008-63, Class PE, 5.500%, 07/20/38	303
96	Series 2008-68, Class PQ, 5.500%, 04/20/38	102
168	Series 2008-76, Class PD, 5.750%, 09/20/38	195
89	Series 2008-76, Class US, IF, IO, 5.724%, 09/20/38	11
266	Series 2008-89, Class JA, 5.750%, 08/20/38	287
138	Series 2008-95, Class DS, IF, IO, 7.124%, 12/20/38	22
301	Series 2009-42, Class CD, 5.000%, 06/20/39	339
438	Series 2009-47, Class LT, 5.000%, 06/20/39	502
88	Series 2009-72, Class SM, IF, IO, 6.076%, 08/16/39	14
225	Series 2009-106, Class ST, IF, IO, 5.824%, 02/20/38	36
61	Series 2010-14, Class QP, 6.000%, 12/20/39	64
39	Series 2010-61, Class EA, 5.000%, 09/20/31	40
167	Series 2010-157, Class OP, PO, 12/20/40	145
205	Series 2010-158, Class EP, 4.500%, 12/16/40	225
95	Series 2011-97, Class WA, VAR, 6.095%, 11/20/38	108
530	Vendee Mortgage Trust, Series 2003-2, Class Z, 5.000%, 05/15/33	611

		68,612

	Non-Agency CMO — 1.3%
	Alternative Loan Trust,
608	Series 2004-28CB, Class 3A1, 6.000%, 01/25/35	600
157	Series 2004-30CB, Class 3A1, 5.000%, 02/25/20	161
84	Series 2005-3CB, Class 1A4, 5.250%, 03/25/35	84
291	Series 2005-20CB, Class 4A1, 5.250%, 07/25/20	288

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
757	Series 2005-21CB, Class A17, 6.000%, 06/25/35	777
220	Series 2005-46CB, Class A1, 5.750%, 10/25/35	216
	Banc of America Alternative Loan Trust,
203	Series 2003-3, Class A5, 5.750%, 05/25/33	209
242	Series 2004-6, Class 4A1, 5.000%, 07/25/19	249
210	Series 2004-9, Class 4A1, 5.500%, 10/25/19	212
437	Series 2006-5, Class 3A1, 6.000%, 06/25/46	433
75	Banc of America Mortgage Trust, Series 2003-3, Class 1A7, 5.500%, 05/25/33	77
	Bear Stearns ALT-A Trust,
101	Series 2004-6, Class 1A, VAR, 0.814%, 07/25/34	96
283	Series 2005-7, Class 12A3, VAR, 0.854%, 08/25/35	259
	CHL Mortgage Pass-Through Trust,
187	Series 2005-21, Class A2, 5.500%, 10/25/35	188
187	Series 2006-21, Class A14, 6.000%, 02/25/37	178
584	Citigroup Mortgage Loan Trust, Series 2005-11, Class A2A, VAR, 2.510%, 10/25/35	579
30	Citigroup Mortgage Loan Trust, Inc., Series 2003-1, Class 3A4, 5.250%, 09/25/33	31
45	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-27, Class 5A4, 5.250%, 11/25/33	46
339	First Horizon Mortgage Pass-Through Trust, Series 2006-3, Class 1A13, 6.250%, 11/25/36	339
	GSR Mortgage Loan Trust,
40	Series 2004-6F, Class 2A4, 5.500%, 05/25/34	41
20	Series 2004-8F, Class 2A3, 6.000%, 09/25/34	21
	Impac CMB Trust,
511	Series 2004-5, Class 1A1, VAR, 0.894%, 10/25/34	491
978	Series 2004-9, Class 1A1, VAR, 0.934%, 01/25/35	888
701	Series 2005-5, Class A4, VAR, 0.934%, 08/25/35	572
1,101	IndyMac INDX Mortgage Loan Trust, Series 2004-AR12, Class A1, VAR, 0.954%, 12/25/34	924
	JP Morgan Mortgage Trust,
106	Series 2006-A2, Class 5A3, VAR, 2.430%, 11/25/33	107
57	Series 2007-A1, Class 5A5, VAR, 2.556%, 07/25/35	58
591	Lehman XS Trust, Series 2005-5N, Class 3A1A, VAR, 0.474%, 11/25/35	529
529	MASTR Adjustable Rate Mortgages Trust, Series 2004-3, Class 3A2, VAR, 2.139%, 04/25/34	505
	MASTR Alternative Loan Trust,
21	Series 2004-5, Class 5A1, 4.750%, 06/25/19	21
526	Series 2004-6, Class 7A1, 6.000%, 07/25/34	536
745	Series 2004-6, Class 8A1, 5.500%, 07/25/34	773
734	Series 2005-6, Class 1A2, 5.500%, 12/25/35	651
	MASTR Asset Securitization Trust,
5	Series 2003-11, Class 3A1, 4.500%, 12/25/18	5
32	Series 2003-11, Class 8A1, 5.500%, 12/25/33	34
	Merrill Lynch Mortgage Investors Trust,
44	Series 2003-F, Class A1, VAR, 0.814%, 10/25/28	43
51	Series 2004-B, Class A1, VAR, 0.674%, 05/25/29	50
351	Series 2005-A5, Class A9, VAR, 2.471%, 06/25/35	342
	Morgan Stanley Mortgage Loan Trust,
81	Series 2004-3, Class 4A, VAR, 5.685%, 04/25/34	85
177	Series 2004-4, Class 2A, VAR, 6.304%, 09/25/34	186
859	Opteum Mortgage Acceptance Corp. Asset Backed Pass-Through Certificates, Series 2005-3, Class APT, VAR, 0.464%, 07/25/35	837
26	PHH Mortgage Trust, Series 2008-CIM2, Class 5A1, 6.000%, 07/25/38	28
19	Prime Mortgage Trust, Series 2004-2, Class A2, 4.750%, 11/25/19	20
171	Provident Funding Mortgage Loan Trust, Series 2005-2, Class 2A1A, VAR, 2.396%, 10/25/35	170
	RALI Trust,
850	Series 2004-QA3, Class CB2, VAR, 3.470%, 08/25/34	869
11	Series 2004-QS3, Class CB, 5.000%, 03/25/19	12

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
	Residential Asset Securitization Trust,
134	Series 2004-A3, Class A1, 4.500%, 06/25/34	136
54	Series 2004-A6, Class A1, 5.000%, 08/25/19	55
954	Series 2005-A8CB, Class A11, 6.000%, 07/25/35	884
40	RFMSI Trust, Series 2007-S9, Class 2A1, 5.500%, 09/25/22	41
58	SACO I, Inc., Series 1997-2, Class 1A5, 7.000%, 08/25/36 (e)	59
	Sequoia Mortgage Trust,
106	Series 2004-11, Class A1, VAR, 0.476%, 12/20/34	102
753	Series 2007-3, Class 1A1, VAR, 0.376%, 07/20/36	700
78	Springleaf Mortgage Loan Trust, Series 2013-3A, Class A, VAR, 1.870%, 09/25/57 (e)	78
	Structured Asset Mortgage Investments II Trust,
44	Series 2003-AR4, Class A1, VAR, 0.874%, 01/19/34	42
200	Series 2005-AR2, Class 2A1, VAR, 0.404%, 05/25/45	176
17	Structured Asset Securities Corp., Series 2003-37A, Class 2A, VAR, 3.671%, 12/25/33	17
545	Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2004-3, Class 2A1, 4.500%, 03/25/19	554
75	Thornburg Mortgage Securities Trust, Series 2004-4, Class 3A, VAR, 1.936%, 12/25/44	75
	WaMu Mortgage Pass-Through Certificates Trust,
35	Series 2003-AR9, Class 1A6, VAR, 2.405%, 09/25/33	37
11	Series 2003-S6, Class 2A1, 5.000%, 07/25/18	11
202	Series 2005-AR10, Class 14A, VAR, 2.393%, 09/25/35	201
68	Wells Fargo Mortgage Loan Trust, Series 2012-RR1, Class A1, VAR, 2.847%, 08/27/37 (e)	67
	Wells Fargo Mortgage-Backed Securities Trust,
17	Series 2004-EE, Class 3A1, VAR, 2.497%, 12/25/34	17
677	Series 2004-N, Class A6, VAR, 2.594%, 08/25/34	676
171	Series 2004-P, Class 2A1, VAR, 2.613%, 09/25/34	172
155	Series 2004-V, Class 2A1, VAR, 2.632%, 10/25/34	157
147	Series 2006-AR2, Class 2A3, VAR, 2.615%, 03/25/36	145
46	Series 2006-AR10, Class 5A2, VAR, 2.629%, 07/25/36	45

		18,267

	Total Collateralized Mortgage Obligations (Cost $83,363)	86,879

Commercial Mortgage-Backed Securities — 0.5%
	Banc of America Commercial Mortgage Trust,
279	Series 2006-3, Class A4, VAR, 5.889%, 07/10/44	291
138	Series 2006-4, Class A4, 5.634%, 07/10/46	143
100	Series 2006-5, Class A4, 5.414%, 09/10/47	103
	Banc of America Merrill Lynch Commercial Mortgage, Inc.,
58	Series 2005-3, Class A4, 4.668%, 07/10/43	57
100	Series 2005-3, Class AM, 4.727%, 07/10/43	101
34	Series 2005-5, Class A4, VAR, 5.115%, 10/10/45	34
100	BB-UBS Trust, Series 2012-SHOW, Class A, 3.430%, 11/05/36 (e)	104
94	Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PW11, Class A4, VAR, 5.438%, 03/11/39	96
200	CD Commercial Mortgage Trust, Series 2005-CD1, Class E, VAR, 5.225%, 07/15/44	200
271	CD Mortgage Trust, Series 2007-CD5, Class B, VAR, 6.124%, 11/15/44	287
121	COBALT CMBS Commercial Mortgage Trust, Series 2006-C1, Class A4, 5.223%, 08/15/48	127
250	COMM Mortgage Trust, Series 2012-9W57, Class A, 2.365%, 02/10/29 (e)	255
	DBRR Trust,
28	Series 2013-EZ2, Class A, VAR, 0.853%, 02/25/45 (e)	29
96	Series 2013-EZ3, Class A, VAR, 1.636%, 12/18/49 (e)	96

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — continued
	Federal Home Loan Mortgage Corp., Multifamily Structured Pass-Through Certificates,
153	Series K029, Class A2, VAR, 3.320%, 02/25/23	164
800	Series K037, Class A2, 3.490%, 01/25/24	868
129	Series K038, Class A2, 3.389%, 03/25/24	139
600	Series KSMC, Class A2, 2.615%, 01/25/23	614
122	GS Mortgage Securities Corp. Trust, Series 2013-NYC5, Class A, 2.318%, 01/10/30 (e)	124
165	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2005-CB11, Class AJ, VAR, 5.637%, 08/12/37	165
	LB-UBS Commercial Mortgage Trust,
163	Series 2007-C2, Class A3, 5.430%, 02/15/40	174
250	Series 2007-C6, Class AJ, VAR, 6.121%, 07/15/40	260
100	Merrill Lynch Mortgage Trust, Series 2006-C1, Class A4, VAR, 5.659%, 05/12/39	103
3,393	ML-CFC Commercial Mortgage Trust, Series 2006-4, Class XC, IO, VAR, 0.633%, 12/12/49 (e)	31
250	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class A3, 3.669%, 02/15/47	266
	Morgan Stanley Capital I Trust,
156	Series 2006-HQ9, Class A4, VAR, 5.731%, 07/12/44	162
6,455	Series 2007-HQ11, Class X, IO, VAR, 0.214%, 02/12/44 (e)	22
5	TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A3, VAR, 5.532%, 08/15/39	5
114	UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class A4, 3.244%, 04/10/46	119
250	VNDO Mortgage Trust, Series 2013-PENN, Class A, 3.808%, 12/13/29 (e)	270
250	Wachovia Bank Commercial Mortgage Trust, Series 2006-C24, Class AJ, VAR, 5.658%, 03/15/45	254
	WFRBS Commercial Mortgage Trust,
500	Series 2011-C3, Class A4, 4.375%, 03/15/44 (e)	556
200	Series 2012-C6, Class A4, 3.440%, 04/15/45	213

	Total Commercial Mortgage-Backed Securities (Cost $6,273)	6,432

Corporate Bonds — 7.9%
Consumer Discretionary — 0.5%
	Auto Components — 0.0% (g)
	Johnson Controls, Inc.,
60	4.250%, 03/01/21	65
125	5.000%, 03/30/20	140

		205

	Automobiles — 0.1%
	Daimler Finance North America LLC,
235	1.650%, 03/02/18 (e)	236
170	1.875%, 01/11/18 (e)	172
150	2.375%, 08/01/18 (e)	154
102	8.500%, 01/18/31	162
30	Ford Motor Co., 4.750%, 01/15/43	33
	General Motors Co.,
65	5.200%, 04/01/45	70
25	6.250%, 10/02/43	31

		858

	Distributors — 0.0% (g)
200	Samsung Electronics America, Inc., 1.750%, 04/10/17 (e)	202

	Internet & Catalog Retail — 0.0% (g)
	Amazon.com, Inc.,
125	2.500%, 11/29/22	123
40	4.950%, 12/05/44	43

		166

	Media — 0.3%
	21st Century Fox America, Inc.,
120	5.400%, 10/01/43	146
250	6.750%, 01/09/38	335
	Comcast Corp.,
50	3.125%, 07/15/22	52
115	4.650%, 07/15/42	128
105	4.750%, 03/01/44	121
100	6.450%, 03/15/37	135
25	Cox Communications, Inc., 8.375%, 03/01/39 (e)	35
	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
40	4.450%, 04/01/24	43
135	5.150%, 03/15/42	141
150	6.000%, 08/15/40	170
	Discovery Communications LLC,
47	4.375%, 06/15/21	51
35	4.875%, 04/01/43	36
100	NBCUniversal Enterprise, Inc., 1.662%, 04/15/18 (e)	101

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Media — continued
	NBCUniversal Media LLC,
200	2.875%, 01/15/23	203
30	4.375%, 04/01/21	34
140	4.450%, 01/15/43	152
95	5.150%, 04/30/20	109
125	Omnicom Group, Inc., 3.650%, 11/01/24	129
200	Sky plc, (United Kingdom), 3.750%, 09/16/24 (e)	207
	Thomson Reuters Corp., (Canada),
88	4.500%, 05/23/43	90
150	5.850%, 04/15/40	182
	Time Warner Cable, Inc.,
165	5.500%, 09/01/41	190
125	7.300%, 07/01/38	168
150	Time Warner Entertainment Co. LP, 8.375%, 07/15/33	220
	Time Warner, Inc.,
170	4.650%, 06/01/44	183
250	4.750%, 03/29/21	279
150	6.500%, 11/15/36	195
250	7.625%, 04/15/31	350
	Viacom, Inc.,
33	3.250%, 03/15/23	32
17	3.875%, 12/15/21	18
225	4.250%, 09/01/23	238
175	4.375%, 03/15/43	163
90	Walt Disney Co. (The), 1.850%, 05/30/19	91

		4,727

	Multiline Retail — 0.1%
	Macy’s Retail Holdings, Inc.,
100	3.875%, 01/15/22	107
100	4.300%, 02/15/43	101
150	7.450%, 07/15/17	170
	Target Corp.,
290	3.500%, 07/01/24	308
150	6.350%, 11/01/32	199

		885

	Specialty Retail — 0.0% (g)
55	Advance Auto Parts, Inc., 4.500%, 12/01/23	59
37	Bed Bath & Beyond, Inc., 3.749%, 08/01/24	38
	Home Depot, Inc. (The),
94	2.000%, 06/15/19	96
245	3.750%, 02/15/24	267
150	Lowe’s Cos., Inc., 5.125%, 11/15/41	182

		642

	Total Consumer Discretionary	7,685

Consumer Staples — 0.5%
	Beverages — 0.1%
100	Anheuser-Busch Cos. LLC, 7.550%, 10/01/30	142
	Anheuser-Busch InBev Finance, Inc.,
35	2.625%, 01/17/23	35
100	3.700%, 02/01/24	106
95	4.625%, 02/01/44	105
	Anheuser-Busch InBev Worldwide, Inc.,
57	2.500%, 07/15/22	56
285	5.375%, 01/15/20	328
179	Coca-Cola Co. (The), 1.150%, 04/01/18	179
60	Diageo Capital plc, (United Kingdom), 2.625%, 04/29/23	60
130	PepsiCo, Inc., 4.250%, 10/22/44	139
200	SABMiller Holdings, Inc., 3.750%, 01/15/22 (e)	210

		1,360

	Food & Staples Retailing — 0.2%
	CVS Health Corp.,
380	2.750%, 12/01/22	382
150	4.000%, 12/05/23	162
	CVS Pass-Through Trust,
53	4.704%, 01/10/36 (e)	59
49	6.943%, 01/10/30	61
	Kroger Co. (The),
25	2.300%, 01/15/19	25
135	3.850%, 08/01/23	144
25	5.400%, 07/15/40	30
150	6.400%, 08/15/17	167
250	Series B, 7.700%, 06/01/29	349
	Walgreens Boots Alliance, Inc.,
25	2.700%, 11/18/19	26
40	3.300%, 11/18/21	41
130	3.800%, 11/18/24	134
25	4.800%, 11/18/44	27
	Wal-Mart Stores, Inc.,
150	2.550%, 04/11/23	151
100	3.300%, 04/22/24	106
365	4.000%, 04/11/43	387
20	4.300%, 04/22/44	22
135	5.250%, 09/01/35	167

		2,440

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Food Products — 0.1%
120	Archer-Daniels-Midland Co., SUB, 5.765%, 03/01/41	157
100	Bunge Ltd. Finance Corp., 8.500%, 06/15/19	123
100	Cargill, Inc., 3.300%, 03/01/22 (e)	104
	ConAgra Foods, Inc.,
145	3.200%, 01/25/23	143
36	4.650%, 01/25/43	36
130	JM Smucker Co. (The), 3.500%, 03/15/25 (e)	134
	Kellogg Co.,
66	3.250%, 05/21/18	69
100	Series B, 7.450%, 04/01/31	135
	Kraft Foods Group, Inc.,
45	3.500%, 06/06/22	47
60	5.000%, 06/04/42	66
100	6.875%, 01/26/39	133
150	Mead Johnson Nutrition Co., 5.900%, 11/01/39	184
305	Mondelez International, Inc., 4.000%, 02/01/24	330

		1,661

	Household Products — 0.0% (g)
	Kimberly-Clark Corp.,
100	2.400%, 06/01/23	98
100	6.625%, 08/01/37	142

		240

	Tobacco — 0.1%
	Altria Group, Inc.,
280	2.850%, 08/09/22	279
120	4.250%, 08/09/42	121
56	B.A.T. International Finance plc, (United Kingdom), 3.250%, 06/07/22 (e)	57
	Philip Morris International, Inc.,
150	4.125%, 03/04/43	154
120	4.375%, 11/15/41	127

		738

	Total Consumer Staples	6,439

Energy — 0.8%
	Energy Equipment & Services — 0.1%
70	Ensco plc, (United Kingdom), 4.700%, 03/15/21	71
	Halliburton Co.,
100	3.500%, 08/01/23	104
125	8.750%, 02/15/21	162
50	Nabors Industries, Inc., 4.625%, 09/15/21	48
	Noble Holding International Ltd., (Cayman Islands),
18	4.000%, 03/16/18	18
100	5.250%, 03/15/42	77
82	Schlumberger Investment S.A., (Luxembourg), 3.650%, 12/01/23	87
	Transocean, Inc., (Cayman Islands),
150	3.800%, 10/15/22	109
152	6.375%, 12/15/21	128
198	6.500%, 11/15/20	166

		970

	Oil, Gas & Consumable Fuels — 0.7%
50	Alberta Energy Co., Ltd., (Canada), 7.375%, 11/01/31	60
	Anadarko Petroleum Corp.,
205	3.450%, 07/15/24	205
85	6.375%, 09/15/17	95
150	ANR Pipeline Co., 9.625%, 11/01/21	203
55	Apache Corp., 4.750%, 04/15/43	58
	BP Capital Markets plc, (United Kingdom),
300	2.241%, 09/26/18	305
141	2.750%, 05/10/23	137
150	3.062%, 03/17/22	153
225	3.245%, 05/06/22	232
60	3.814%, 02/10/24	62
150	Canadian Natural Resources Ltd., (Canada), 6.250%, 03/15/38	176
36	Canadian Oil Sands Ltd., (Canada), 6.000%, 04/01/42 (e)	33
	Cenovus Energy, Inc., (Canada),
50	3.800%, 09/15/23	50
45	4.450%, 09/15/42	41
100	6.750%, 11/15/39	119
71	Chevron Corp., 3.191%, 06/24/23	74
200	CNOOC Nexen Finance ULC, (Canada), 4.250%, 04/30/24	212
100	ConocoPhillips, 6.500%, 02/01/39	135
	Devon Energy Corp.,
45	3.250%, 05/15/22	45
103	4.750%, 05/15/42	110
100	7.950%, 04/15/32	138
69	Enbridge, Inc., (Canada), 4.000%, 10/01/23	70
	Encana Corp., (Canada),
70	5.150%, 11/15/41	71
50	6.625%, 08/15/37	58
	Energy Transfer Partners LP,
70	3.600%, 02/01/23	69

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
100	4.050%, 03/15/25	101
	Enterprise Products Operating LLC,
75	3.750%, 02/15/25	77
143	3.900%, 02/15/24	150
105	4.050%, 02/15/22	112
60	4.850%, 08/15/42	64
100	4.850%, 03/15/44	108
150	5.200%, 09/01/20	169
95	Series A, VAR, 8.375%, 08/01/66	100
149	Exxon Mobil Corp., 3.567%, 03/06/45	155
200	Kerr-McGee Corp., 7.875%, 09/15/31	273
	Kinder Morgan Energy Partners LP,
65	3.500%, 09/01/23	64
85	3.950%, 09/01/22	86
50	5.000%, 08/15/42	48
90	5.000%, 03/01/43	88
45	5.400%, 09/01/44	47
145	Kinder Morgan Finance Co. LLC, 6.000%, 01/15/18 (e)	159
	Kinder Morgan, Inc.,
95	3.050%, 12/01/19	96
145	4.300%, 06/01/25	149
	Magellan Midstream Partners LP,
150	4.250%, 02/01/21	162
125	5.150%, 10/15/43	138
135	Marathon Oil Corp., 6.600%, 10/01/37	163
45	MPLX LP, 4.000%, 02/15/25	45
165	Noble Energy, Inc., 5.250%, 11/15/43	172
350	ONEOK Partners LP, 4.900%, 03/15/25	354
	Petrobras Global Finance B.V., (Netherlands),
42	4.375%, 05/20/23	36
118	6.250%, 03/17/24	110
	Petroleos Mexicanos, (Mexico),
117	4.500%, 01/23/26 (e)	119
29	4.875%, 01/18/24	31
155	Phillips 66, 4.875%, 11/15/44	166
	Plains All American Pipeline LP/PAA Finance Corp.,
20	3.650%, 06/01/22	21
132	3.850%, 10/15/23	136
190	5.750%, 01/15/20	216
	Spectra Energy Capital LLC,
89	3.300%, 03/15/23	84
100	8.000%, 10/01/19	121
	Spectra Energy Partners LP,
15	2.950%, 09/25/18	16
55	3.500%, 03/15/25	55
	Statoil ASA, (Norway),
63	2.900%, 11/08/20	66
150	3.950%, 05/15/43	154
	Suncor Energy, Inc., (Canada),
48	3.600%, 12/01/24	49
170	6.100%, 06/01/18	191
	Sunoco Logistics Partners Operations LP,
95	5.300%, 04/01/44	98
90	5.350%, 05/15/45	95
	Talisman Energy, Inc., (Canada),
115	5.850%, 02/01/37	118
75	6.250%, 02/01/38	81
105	Texas Gas Transmission LLC, 4.500%, 02/01/21 (e)	109
171	Total Capital Canada Ltd., (Canada), 2.750%, 07/15/23	170
	Total Capital International S.A., (France),
120	2.700%, 01/25/23	120
100	2.750%, 06/19/21	102
25	2.875%, 02/17/22	26
28	Total Capital S.A., (France), 4.125%, 01/28/21	31
145	TransCanada PipeLines Ltd., (Canada), 3.750%, 10/16/23	152
	Valero Energy Corp.,
80	3.650%, 03/15/25	82
45	4.900%, 03/15/45	46
70	Western Gas Partners LP, 4.000%, 07/01/22	71
	Williams Cos., Inc. (The),
75	3.700%, 01/15/23	69
20	5.750%, 06/24/44	19
	Williams Partners LP,
145	3.600%, 03/15/22	145
160	3.900%, 01/15/25	156
95	4.900%, 01/15/45	89
45	5.100%, 09/15/45	43
110	Williams Partners LP/ACMP Finance Corp., 4.875%, 05/15/23	111

		9,495

	Total Energy	10,465

Financials — 2.9%
	Banks — 1.1%
400	ABN AMRO Bank N.V., (Netherlands), 2.500%, 10/30/18 (e)	409
	Bank of America Corp.,
160	2.000%, 01/11/18	161

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Banks — continued
190	Series L, 2.600%, 01/15/19	193
225	3.300%, 01/11/23	228
50	Series 1, 3.750%, 07/12/16	52
280	3.875%, 03/22/17	293
115	4.000%, 04/01/24	122
63	4.100%, 07/24/23	67
150	4.250%, 10/22/26	155
50	5.000%, 01/21/44	57
100	5.420%, 03/15/17	107
130	5.625%, 07/01/20	150
80	Series L, 5.650%, 05/01/18	89
500	7.625%, 06/01/19	604
	Bank of Montreal, (Canada),
306	1.450%, 04/09/18	306
40	2.375%, 01/25/19	41
100	2.550%, 11/06/22	99
325	Bank of Nova Scotia (The), (Canada), 2.800%, 07/21/21	332
240	Bank of Tokyo-Mitsubishi UFJ Ltd. (The), (Japan), 2.350%, 09/08/19 (e)	242
	Banque Federative du Credit Mutuel S.A., (France),
200	1.700%, 01/20/17 (e)	201
210	2.750%, 01/22/19 (e)	217
	Barclays Bank plc, (United Kingdom),
227	3.750%, 05/15/24	239
210	6.050%, 12/04/17 (e)	231
265	Barclays plc, (United Kingdom), 2.000%, 03/16/18	266
83	BB&T Corp., 2.050%, 06/19/18	84
550	Capital One Bank USA N.A., 3.375%, 02/15/23	557
	Citigroup, Inc.,
340	1.550%, 08/14/17	340
335	1.750%, 05/01/18	334
175	2.500%, 09/26/18	179
182	3.750%, 06/16/24	190
110	4.300%, 11/20/26	114
65	4.950%, 11/07/43	75
107	6.675%, 09/13/43	143
200	8.500%, 05/22/19	249
200	VAR, 0.534%, 06/09/16	199
	Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A., (Netherlands),
35	2.125%, 10/13/15	35
120	4.500%, 01/11/21	135
200	Credit Agricole S.A., (France), VAR, 8.125%, 09/19/33 (e)	227
	Discover Bank,
250	2.000%, 02/21/18	250
250	4.200%, 08/08/23	265
200	DNB Boligkreditt A.S., (Norway), 2.100%, 10/14/15 (e)	202
	Fifth Third Bancorp,
40	2.300%, 03/01/19	40
115	8.250%, 03/01/38	173
	HSBC Bank plc, (United Kingdom),
205	4.125%, 08/12/20 (e)	223
300	4.750%, 01/19/21 (e)	337
800	HSBC Holdings plc, (United Kingdom), 4.250%, 03/14/24	839
200	Intesa Sanpaolo S.p.A., (Italy), 5.250%, 01/12/24	225
267	KeyCorp, 2.300%, 12/13/18	271
200	Lloyds Bank plc, (United Kingdom), 1.750%, 03/16/18	201
200	Lloyds Banking Group plc, (United Kingdom), 4.500%, 11/04/24	208
230	Mizuho Bank Ltd., (Japan), 2.400%, 03/26/20 (e)	231
	MUFG Americas Holdings Corp.,
85	2.250%, 02/10/20	85
95	3.000%, 02/10/25	94
250	PNC Bank N.A., 2.700%, 11/01/22	249
182	PNC Financial Services Group, Inc. (The), 3.900%, 04/29/24	191
	Royal Bank of Canada, (Canada),
119	2.000%, 10/01/18	122
200	2.200%, 07/27/18	204
33	Royal Bank of Scotland plc (The), (United Kingdom), 6.125%, 01/11/21	39
200	Skandinaviska Enskilda Banken AB, (Sweden), 1.750%, 03/19/18 (e)	201
200	Standard Chartered plc, (United Kingdom), 5.200%, 01/26/24 (e)	217
	SunTrust Banks, Inc.,
97	2.350%, 11/01/18	98
100	5.000%, 09/01/15	102
400	Swedbank AB, (Sweden), 2.125%, 09/29/17 (e)	406
	Toronto-Dominion Bank (The), (Canada),
120	1.400%, 04/30/18	120
44	1.625%, 03/13/18	44
	U.S. Bancorp,
200	2.200%, 04/25/19	204
67	4.125%, 05/24/21	74
250	U.S. Bank N.A., 2.800%, 01/27/25	250

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Banks — continued
200	Wachovia Corp., 5.750%, 02/01/18	224
	Wells Fargo & Co.,
295	2.125%, 04/22/19	299
285	2.150%, 01/15/19	289
75	3.000%, 02/19/25	75
170	Series M, 3.450%, 02/13/23	174
55	4.125%, 08/15/23	59
55	4.650%, 11/04/44	59
145	5.375%, 11/02/43	171

		15,237

	Capital Markets — 0.5%
150	Ameriprise Financial, Inc., 4.000%, 10/15/23	162
	Bank of New York Mellon Corp. (The),
92	2.100%, 01/15/19	93
100	Series 1, 2.950%, 06/18/15	101
100	4.150%, 02/01/21	110
100	BlackRock, Inc., 6.250%, 09/15/17	112
250	Credit Suisse, (Switzerland), 1.750%, 01/29/18	251
200	Credit Suisse AG, (Switzerland), 6.500%, 08/08/23 (e)	228
100	Credit Suisse USA, Inc., 7.125%, 07/15/32	141
	Deutsche Bank AG, (Germany),
165	1.875%, 02/13/18	165
85	3.250%, 01/11/16	87
	Goldman Sachs Group, Inc. (The),
170	2.375%, 01/22/18	173
70	2.550%, 10/23/19	71
358	2.625%, 01/31/19	366
220	2.900%, 07/19/18	227
284	3.500%, 01/23/25	289
150	3.625%, 01/22/23	155
121	3.850%, 07/08/24	127
185	4.000%, 03/03/24	196
160	4.800%, 07/08/44	178
100	7.500%, 02/15/19	119
	Jefferies Group LLC,
65	6.875%, 04/15/21	74
97	8.500%, 07/15/19	116
80	Macquarie Group Ltd., (Australia), 6.250%, 01/14/21 (e)	93
	Morgan Stanley,
65	1.750%, 02/25/16	65
165	2.125%, 04/25/18	167
65	2.500%, 01/24/19	66
70	2.650%, 01/27/20	71
82	3.750%, 02/25/23	86
215	Series F, 3.875%, 04/29/24	226
75	4.300%, 01/27/45	78
700	4.750%, 03/22/17	745
186	5.000%, 11/24/25	206
100	5.550%, 04/27/17	108
500	5.750%, 10/18/16	534
47	Nomura Holdings, Inc., (Japan), 6.700%, 03/04/20	56
	State Street Corp.,
36	3.100%, 05/15/23	36
55	3.300%, 12/16/24	57
154	3.700%, 11/20/23	166
69	TD Ameritrade Holding Corp., 2.950%, 04/01/22	70
	UBS AG, (Switzerland),
330	2.375%, 08/14/19	332
150	5.750%, 04/25/18	168

		6,871

	Consumer Finance — 0.4%
	American Express Co.,
195	1.550%, 05/22/18	195
100	3.625%, 12/05/24	103
250	7.000%, 03/19/18	289
	American Honda Finance Corp.,
310	2.250%, 08/15/19	315
150	7.625%, 10/01/18(e)	180
	Caterpillar Financial Services Corp.,
100	2.850%, 06/01/22	102
215	3.250%, 12/01/24	223
121	3.750%, 11/24/23	130
	Ford Motor Credit Co. LLC,
420	1.700%, 05/09/16	422
200	2.145%, 01/09/18	202
400	2.375%, 01/16/18	407
200	2.375%, 03/12/19	202
200	3.219%, 01/09/22	204
200	3.664%, 09/08/24	207
	General Motors Financial Co., Inc.,
65	2.750%, 05/15/16	66
20	3.250%, 05/15/18	20
	HSBC USA, Inc.,
125	2.350%, 03/05/20	126
405	2.375%, 11/13/19	408
	John Deere Capital Corp.,
181	1.050%, 10/11/16	182

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Consumer Finance — continued
106	5.750%, 09/10/18	121
97	Nissan Motor Acceptance Corp., 1.800%, 03/15/18 (e)	97
	Synchrony Financial,
85	2.700%, 02/03/20	85
215	3.750%, 08/15/21	223
80	4.250%, 08/15/24	84
	Toyota Motor Credit Corp.,
174	2.100%, 01/17/19	177
200	2.625%, 01/10/23	202

		4,972

	Diversified Financial Services — 0.2%
60	Berkshire Hathaway, Inc., 4.500%, 02/11/43	68
	CME Group, Inc.,
100	3.000%, 09/15/22	104
49	5.300%, 09/15/43	60
	General Electric Capital Corp.,
325	2.200%, 01/09/20	329
255	4.375%, 09/16/20	283
200	4.625%, 01/07/21	225
45	5.500%, 01/08/20	52
105	5.625%, 05/01/18	118
150	5.875%, 01/14/38	194
210	6.750%, 03/15/32	290
94	Intercontinental Exchange, Inc., 4.000%, 10/15/23	102
250	Murray Street Investment Trust I, SUB, 4.647%, 03/09/17	265
155	National Rural Utilities Cooperative Finance Corp., 2.850%, 01/27/25	156
290	Nationwide Building Society, (United Kingdom), 2.350%, 01/21/20 (e)	292
	Shell International Finance B.V., (Netherlands),
290	3.400%, 08/12/23	307
155	4.550%, 08/12/43	175
210	Voya Financial, Inc., 5.500%, 07/15/22	243

		3,263

	Insurance — 0.3%
88	ACE INA Holdings, Inc., 3.150%, 03/15/25	90
	Allstate Corp. (The),
61	3.150%, 06/15/23	63
120	5.550%, 05/09/35	153
	American International Group, Inc.,
225	3.375%, 08/15/20	237
70	3.875%, 01/15/35	70
24	4.125%, 02/15/24	26
110	4.500%, 07/16/44	118
232	4.875%, 06/01/22	264
175	6.400%, 12/15/20	212
	Aon Corp.,
53	3.125%, 05/27/16	54
28	6.250%, 09/30/40	37
115	Berkshire Hathaway Finance Corp., 4.300%, 05/15/43	125
	CNA Financial Corp.,
30	5.875%, 08/15/20	35
100	6.500%, 08/15/16	107
100	Liberty Mutual Group, Inc., 5.000%, 06/01/21 (e)	111
25	Lincoln National Corp., 4.850%, 06/24/21	28
90	Markel Corp., 3.625%, 03/30/23	93
118	Marsh & McLennan Cos., Inc., 2.350%, 03/06/20	119
105	MassMutual Global Funding II, 2.100%, 08/02/18 (e)	107
	MetLife, Inc.,
60	4.050%, 03/01/45	62
70	4.125%, 08/13/42	73
35	4.721%, 12/15/44	40
350	4.875%, 11/13/43	404
45	6.400%, 12/15/36	53
	Metropolitan Life Global Funding I,
200	1.300%, 04/10/17 (e)	201
100	3.125%, 01/11/16 (e)	102
	New York Life Global Funding,
165	1.950%, 02/11/20 (e)	165
130	2.100%, 01/02/19 (e)	132
146	2.150%, 06/18/19 (e)	147
50	Pacific Life Insurance Co., 9.250%, 06/15/39 (e)	80
300	Pricoa Global Funding I, 2.200%, 05/16/19 (e)	303
235	Principal Life Global Funding II, 2.200%, 04/08/20 (e)	235
100	Progressive Corp. (The), 4.350%, 04/25/44	111
	Prudential Financial, Inc.,
110	5.100%, 08/15/43	124
175	VAR, 5.200%, 03/15/44	178
90	Swiss Re Treasury U.S. Corp., 4.250%, 12/06/42 (e)	96
75	Travelers Property Casualty Corp., 7.750%, 04/15/26	103

		4,658

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Real Estate Investment Trusts (REITs) — 0.3%
	American Tower Corp.,
165	3.450%, 09/15/21	168
40	3.500%, 01/31/23	40
115	4.500%, 01/15/18	124
110	AvalonBay Communities, Inc., 3.625%, 10/01/20	116
	Boston Properties LP,
85	3.800%, 02/01/24	89
320	3.850%, 02/01/23	338
64	Camden Property Trust, 5.700%, 05/15/17	70
170	DDR Corp., 3.500%, 01/15/21	176
	Duke Realty LP,
159	3.875%, 02/15/21	168
30	6.750%, 03/15/20	35
60	Equity Commonwealth, 6.650%, 01/15/18	66
263	ERP Operating LP, 4.625%, 12/15/21	294
	HCP, Inc.,
244	2.625%, 02/01/20	244
30	3.150%, 08/01/22	30
50	3.875%, 08/15/24	51
65	4.200%, 03/01/24	68
58	4.250%, 11/15/23	61
	Health Care REIT, Inc.,
55	3.750%, 03/15/23	56
91	4.500%, 01/15/24	98
115	Kimco Realty Corp., 3.200%, 05/01/21	118
	Liberty Property LP,
45	3.375%, 06/15/23	45
55	4.400%, 02/15/24	59
113	Prologis LP, 4.250%, 08/15/23	121
135	Realty Income Corp., 4.125%, 10/15/26	143
	Simon Property Group LP,
17	5.650%, 02/01/20	20
100	6.125%, 05/30/18	114
110	UDR, Inc., 3.700%, 10/01/20	116
	Ventas Realty LP,
59	3.750%, 05/01/24	61
10	4.375%, 02/01/45	10
	Ventas Realty LP/Ventas Capital Corp.,
80	2.700%, 04/01/20	81
195	4.250%, 03/01/22	209
60	Weingarten Realty Investors, 4.450%, 01/15/24	64

		3,453

	Thrifts & Mortgage Finance — 0.1%
	Abbey National Treasury Services plc, (United Kingdom),
335	1.650%, 09/29/17	337
200	2.350%, 09/10/19	203
215	2.375%, 03/16/20	217
	BPCE S.A., (France),
250	4.000%, 04/15/24	267
260	VAR, 0.875%, 06/23/17	260

		1,284

	Total Financials	39,738

Health Care — 0.6%
	Biotechnology — 0.1%
	Amgen, Inc.,
120	3.625%, 05/22/24	126
150	3.875%, 11/15/21	161
150	4.100%, 06/15/21	163
40	4.950%, 10/01/41	45
65	5.650%, 06/15/42	80
	Celgene Corp.,
132	3.625%, 05/15/24	137
100	3.950%, 10/15/20	108
	Gilead Sciences, Inc.,
185	3.700%, 04/01/24	197
80	4.500%, 02/01/45	88
30	4.800%, 04/01/44	35

		1,140

	Health Care Equipment & Supplies — 0.1%
	Becton, Dickinson and Co.,
170	2.675%, 12/15/19	174
95	3.734%, 12/15/24	99
35	4.685%, 12/15/44	38
	Medtronic, Inc.,
450	3.150%, 03/15/22 (e)	467
40	4.625%, 03/15/44	45
50	4.625%, 03/15/45 (e)	57
	Zimmer Holdings, Inc.,
130	3.550%, 04/01/25	132
50	4.450%, 08/15/45	52

		1,064

	Health Care Providers & Services — 0.1%
	Aetna, Inc.,
100	3.500%, 11/15/24	104
123	4.750%, 03/15/44	144
	Anthem, Inc.,
60	2.300%, 07/15/18	61
50	4.625%, 05/15/42	54

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Health Care Providers & Services — continued
160	5.100%, 01/15/44	184
200	5.850%, 01/15/36	243
245	Cigna Corp., 4.000%, 02/15/22	267
	Express Scripts Holding Co.,
110	2.250%, 06/15/19	110
90	3.500%, 06/15/24	93
80	3.900%, 02/15/22	85
175	4.750%, 11/15/21	197
	McKesson Corp.,
72	2.700%, 12/15/22	71
40	2.850%, 03/15/23	40
60	4.883%, 03/15/44	69
100	Medco Health Solutions, Inc., 7.125%, 03/15/18	115
	UnitedHealth Group, Inc.,
30	2.750%, 02/15/23	30
200	2.875%, 03/15/23	205
105	3.950%, 10/15/42	108

		2,180

	Life Sciences Tools & Services — 0.0% (g)
92	Thermo Fisher Scientific, Inc., 4.150%, 02/01/24	100

	Pharmaceuticals — 0.3%
	AbbVie, Inc.,
105	1.750%, 11/06/17	105
140	2.900%, 11/06/22	139
	Actavis Funding SCS, (Luxembourg),
145	3.000%, 03/12/20	148
172	3.450%, 03/15/22	176
55	3.800%, 03/15/25	57
130	4.850%, 06/15/44	138
190	Actavis, Inc., 1.875%, 10/01/17	190
200	Bayer U.S. Finance LLC, 2.375%, 10/08/19 (e)	203
200	Bristol-Myers Squibb Co., 2.000%, 08/01/22	193
	Forest Laboratories, Inc.,
100	4.875%, 02/15/21 (e)	110
69	5.000%, 12/15/21 (e)	77
645	GlaxoSmithKline Capital plc, (United Kingdom), 2.850%, 05/08/22	655
104	GlaxoSmithKline Capital, Inc., 2.800%, 03/18/23	105
95	Johnson & Johnson, 3.375%, 12/05/23	102
	Merck & Co., Inc.,
100	2.750%, 02/10/25	100
263	2.800%, 05/18/23	269
80	3.700%, 02/10/45	81
	Mylan, Inc.,
265	2.600%, 06/24/18	270
100	7.875%, 07/15/20 (e)	106
132	Novartis Capital Corp., 3.400%, 05/06/24	141
200	Perrigo Finance plc, (Ireland), 3.500%, 12/15/21	207
65	Pfizer, Inc., 4.300%, 06/15/43	70
26	Teva Pharmaceutical Finance Co. B.V., (Netherlands), 2.950%, 12/18/22	26
130	Teva Pharmaceutical Finance IV LLC, 2.250%, 03/18/20	131
19	Zoetis, Inc., 1.875%, 02/01/18	19

		3,818

	Total Health Care	8,302

Industrials — 0.6%
	Aerospace & Defense — 0.1%
50	Boeing Co. (The), 6.625%, 02/15/38	72
	Honeywell International, Inc.,
139	3.350%, 12/01/23	147
100	4.250%, 03/01/21	112
	Lockheed Martin Corp.,
50	3.800%, 03/01/45	50
75	4.070%, 12/15/42	78
200	4.250%, 11/15/19	220
45	Northrop Grumman Corp., 3.850%, 04/15/45	44
90	Textron, Inc., 3.875%, 03/01/25	93
	United Technologies Corp.,
70	4.500%, 06/01/42	78
180	5.400%, 05/01/35	220

		1,114

	Airlines — 0.1%
33	Air Canada 2013-1 Class A Pass-Through Trust, (Canada), 4.125%, 05/15/25 (e)	35
140	Air Canada 2015-1 Class A Pass-Through Trust, (Canada), 3.600%, 03/15/27 (e)	140
17	American Airlines 2011-1 Class A Pass-Through Trust, Series A, 5.250%, 01/31/21	18
366	American Airlines 2013-2 Class A Pass-Through Trust, 4.950%, 01/15/23	401
83	Continental Airlines 2007-1 Class A Pass-Through Trust, Series 071A, 5.983%, 04/19/22	93
91	Delta Air Lines 2007-1 Class A Pass-Through Trust, Series 071A, 6.821%, 08/10/22	107

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Airlines — continued
14	Delta Air Lines 2010-2 Class A Pass-Through Trust, Series 2A, 4.950%, 05/23/19	15
12	Delta Air Lines 2011-1 Class A Pass-Through Trust, Series A, 5.300%, 04/15/19	13
39	Northwest Airlines 2007-1 Class A Pass-Through Trust, 7.027%, 11/01/19	45
63	U.S. Airways 2013-1 Class A Pass-Through Trust, 3.950%, 11/15/25	65

		932

	Commercial Services & Supplies — 0.0% (g)
100	Republic Services, Inc., 6.086%, 03/15/35	127
	Waste Management, Inc.,
37	4.600%, 03/01/21	41
100	4.750%, 06/30/20	112

		280

	Electrical Equipment — 0.0% (g)
160	Eaton Corp., 4.000%, 11/02/32	168

	Industrial Conglomerates — 0.1%
	Danaher Corp.,
61	3.900%, 06/23/21	67
100	5.400%, 03/01/19	114
	General Electric Co.,
400	2.700%, 10/09/22	407
175	3.375%, 03/11/24	185
35	4.125%, 10/09/42	37
120	4.500%, 03/11/44	135
	Koninklijke Philips N.V., (Netherlands),
120	3.750%, 03/15/22	125
40	5.750%, 03/11/18	45

		1,115

	Machinery — 0.0% (g)
200	Illinois Tool Works, Inc., 3.500%, 03/01/24	212

	Road & Rail — 0.2%
	Burlington Northern Santa Fe LLC,
100	3.050%, 09/01/22	103
605	4.100%, 06/01/21	665
60	4.150%, 04/01/45	62
120	4.900%, 04/01/44	137
40	5.050%, 03/01/41	47
25	5.750%, 05/01/40	31
200	Canadian National Railway Co., (Canada), 6.375%, 11/15/37	279
63	Canadian Pacific Railway Co., (Canada), 7.125%, 10/15/31	87
150	CSX Corp., 7.375%, 02/01/19	180
	ERAC USA Finance LLC,
40	2.800%, 11/01/18 (e)	41
350	3.850%, 11/15/24 (e)	365
35	4.500%, 08/16/21 (e)	38
	Norfolk Southern Corp.,
50	4.800%, 08/15/43	58
391	4.837%, 10/01/41	445
35	Penske Truck Leasing Co. LP/PTL Finance Corp., 2.500%, 06/15/19 (e)	35
	Ryder System, Inc.,
83	2.450%, 09/03/19	83
43	3.500%, 06/01/17	45
20	3.600%, 03/01/16	21
	Union Pacific Corp.,
150	3.750%, 03/15/24	164
300	4.750%, 12/15/43	350

		3,236

	Trading Companies & Distributors — 0.1%
190	Air Lease Corp., 3.375%, 01/15/19	194
75	GATX Corp., 3.250%, 03/30/25	74
272	International Lease Finance Corp., 3.875%, 04/15/18	276

		544

	Transportation Infrastructure — 0.0% (g)
	HPHT Finance 15 Ltd., (Cayman Islands),
200	2.250%, 03/17/18 (e)	201
200	2.875%, 03/17/20 (e)	202

		403

	Total Industrials	8,004

Information Technology — 0.3%
	Communications Equipment — 0.0% (g)
	Cisco Systems, Inc.,
272	2.900%, 03/04/21	286
165	5.500%, 01/15/40	204

		490

	Electronic Equipment, Instruments & Components — 0.0% (g)
	Arrow Electronics, Inc.,
100	4.500%, 03/01/23	105
150	6.000%, 04/01/20	171

		276

	Internet Software & Services — 0.0% (g)
	eBay, Inc.,
131	2.600%, 07/15/22	125

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Internet Software & Services — continued
31	2.875%, 08/01/21	31

		156

	IT Services — 0.1%
	International Business Machines Corp.,
350	3.375%, 08/01/23	365
100	3.625%, 02/12/24	106
130	7.000%, 10/30/25	175
	Xerox Corp.,
100	5.625%, 12/15/19	113
100	6.350%, 05/15/18	113

		872

	Semiconductors & Semiconductor Equipment — 0.0% (g)
	Texas Instruments, Inc.,
92	2.375%, 05/16/16	94
197	2.750%, 03/12/21	202

		296

	Software — 0.1%
	Microsoft Corp.,
125	2.375%, 02/12/22	126
100	2.375%, 05/01/23	100
75	3.500%, 11/15/42	72
133	3.625%, 12/15/23	145
160	3.750%, 05/01/43	162
105	3.750%, 02/12/45	105
	Oracle Corp.,
150	2.500%, 10/15/22	150
70	2.800%, 07/08/21	73
56	3.625%, 07/15/23	60
185	4.500%, 07/08/44	206
200	5.750%, 04/15/18	226

		1,425

	Technology Hardware, Storage & Peripherals — 0.1%
	Apple, Inc.,
125	2.150%, 02/09/22	124
126	2.850%, 05/06/21	131
230	3.450%, 02/09/45	218
95	3.850%, 05/04/43	97
182	EMC Corp., 3.375%, 06/01/23	189

		759

	Total Information Technology	4,274

Materials — 0.3%
	Chemicals — 0.1%
	Agrium, Inc., (Canada),
22	3.375%, 03/15/25	22
100	6.125%, 01/15/41	124
80	CF Industries, Inc., 4.950%, 06/01/43	85
	Dow Chemical Co. (The),
38	4.250%, 11/15/20	42
115	4.625%, 10/01/44	120
89	E.I. du Pont de Nemours & Co., 4.150%, 02/15/43	91
125	LYB International Finance B.V., (Netherlands), 4.875%, 03/15/44	134
200	LyondellBasell Industries N.V., (Netherlands), 5.000%, 04/15/19	221
	Monsanto Co.,
43	2.125%, 07/15/19	44
16	4.200%, 07/15/34	17
166	Mosaic Co. (The), 5.625%, 11/15/43	197
250	Potash Corp. of Saskatchewan, Inc., (Canada), 3.625%, 03/15/24	263
300	Praxair, Inc., 2.200%, 08/15/22	292
150	Union Carbide Corp., 7.750%, 10/01/96	203

		1,855

	Construction Materials — 0.0% (g)
44	CRH America, Inc., 6.000%, 09/30/16	47

	Metals & Mining — 0.2%
80	Allegheny Technologies, Inc., 6.375%, 08/15/23	86
130	ArcelorMittal, (Luxembourg), 5.250%, 02/25/17	135
50	Barrick Gold Corp., (Canada), 5.250%, 04/01/42	48
40	Barrick North America Finance LLC, 5.700%, 05/30/41	40
139	BHP Billiton Finance USA Ltd., (Australia), 5.000%, 09/30/43	159
	Freeport-McMoRan, Inc.,
80	3.875%, 03/15/23	74
505	4.550%, 11/14/24	485
12	5.450%, 03/15/43	11
	Glencore Finance Canada Ltd., (Canada),
86	4.250%, 10/25/22 (e)	88
60	5.550%, 10/25/42 (e)	63
75	Glencore Funding LLC, 4.625%, 04/29/24 (e)	78
	Nucor Corp.,
127	4.000%, 08/01/23	133
80	5.200%, 08/01/43	90
100	Rio Tinto Finance USA Ltd., (Australia), 4.125%, 05/20/21	108
200	Rio Tinto Finance USA plc, (United Kingdom), 2.875%, 08/21/22	199

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Metals & Mining — continued
85	Teck Resources Ltd., (Canada), 3.750%, 02/01/23	80
105	Vale S.A., (Brazil), 5.625%, 09/11/42	91

		1,968

	Total Materials	3,870

Telecommunication Services — 0.4%
	Diversified Telecommunication Services — 0.3%
	AT&T, Inc.,
150	2.375%, 11/27/18	152
800	3.000%, 02/15/22	803
410	4.300%, 12/15/42	392
155	4.800%, 06/15/44	159
	British Telecommunications plc, (United Kingdom),
250	1.250%, 02/14/17	250
100	9.625%, 12/15/30	165
100	Deutsche Telekom International Finance B.V., (Netherlands), 6.750%, 08/20/18	116
40	SES GLOBAL Americas Holdings GP, 2.500%, 03/25/19 (e)	40
102	Telefonica Emisiones S.A.U., (Spain), 5.134%, 04/27/20	115
	Verizon Communications, Inc.,
155	2.450%, 11/01/22	150
206	2.500%, 09/15/16	210
300	3.500%, 11/01/24	307
465	3.850%, 11/01/42	422
209	4.150%, 03/15/24	225
130	4.500%, 09/15/20	144
238	4.522%, 09/15/48 (e)	237
93	4.672%, 03/15/55 (e)	91
360	4.862%, 08/21/46	377
12	6.400%, 09/15/33	15

		4,370

	Wireless Telecommunication Services — 0.1%
	America Movil S.A.B. de C.V., (Mexico),
200	3.125%, 07/16/22	202
100	5.000%, 03/30/20	114
100	Crown Castle Towers LLC, 3.214%, 08/15/15 (e)	101
	Vodafone Group plc, (United Kingdom),
90	4.375%, 02/19/43	88
125	5.625%, 02/27/17	135
50	6.150%, 02/27/37	61

		701

	Total Telecommunication Services	5,071

Utilities — 1.0%
	Electric Utilities — 0.7%
	Alabama Power Co.,
61	Series 13-A, 3.550%, 12/01/23	65
75	3.750%, 03/01/45	77
200	3.850%, 12/01/42	207
50	4.150%, 08/15/44	54
100	Appalachian Power Co., 4.600%, 03/30/21	111
150	Arizona Public Service Co., 4.500%, 04/01/42	169
	Baltimore Gas & Electric Co.,
65	2.800%, 08/15/22	66
170	3.350%, 07/01/23	179
	DTE Electric Co.,
140	3.375%, 03/01/25	148
120	3.700%, 03/15/45	122
80	Duke Energy Carolinas LLC, 4.300%, 06/15/20	89
	Duke Energy Corp.,
312	3.050%, 08/15/22	321
30	3.750%, 04/15/24	32
130	5.050%, 09/15/19	147
	Duke Energy Progress, Inc.,
150	4.100%, 03/15/43	162
55	4.150%, 12/01/44	60
	Electricite de France S.A., (France),
80	2.150%, 01/22/19 (e)	81
105	4.875%, 01/22/44 (e)	119
100	Enel Finance International N.V., (Netherlands), 5.125%, 10/07/19 (e)	112
140	Entergy Arkansas, Inc., 3.750%, 02/15/21	150
170	Eversource Energy, Series H, 3.150%, 01/15/25	172
80	FirstEnergy Solutions Corp., 6.800%, 08/15/39	85
35	FirstEnergy Transmission LLC, 5.450%, 07/15/44 (e)	39
	Florida Power & Light Co.,
100	4.050%, 10/01/44	108
50	5.950%, 10/01/33	67
35	Great Plains Energy, Inc., 4.850%, 06/01/21	39
300	Indiana Michigan Power Co., 7.000%, 03/15/19	357
	ITC Holdings Corp.,
135	3.650%, 06/15/24	140
114	6.050%, 01/31/18 (e)	127
200	Kansas City Power & Light Co., 5.300%, 10/01/41	236

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Electric Utilities — continued
90	Kansas City, Gas & Electric Co., 4.300%, 07/15/44 (e)	101
80	Mississippi Power Co., Series 12-A, 4.250%, 03/15/42	83
	Nevada Power Co.,
34	5.450%, 05/15/41	43
50	6.500%, 08/01/18	58
253	NextEra Energy Capital Holdings, Inc., 2.700%, 09/15/19	259
90	Niagara Mohawk Power Corp., 3.508%, 10/01/24 (e)	95
95	Oklahoma Gas & Electric Co., 4.550%, 03/15/44	110
	Oncor Electric Delivery Co. LLC,
115	2.150%, 06/01/19	116
25	2.950%, 04/01/25 (e)	25
30	3.750%, 04/01/45 (e)	30
	Pacific Gas & Electric Co.,
75	3.250%, 06/15/23	78
195	3.400%, 08/15/24	203
80	3.850%, 11/15/23	85
35	4.300%, 03/15/45	38
80	4.750%, 02/15/44	92
100	6.050%, 03/01/34	131
245	PacifiCorp, 2.950%, 02/01/22	254
400	PECO Energy Co., 4.800%, 10/15/43	475
200	Pennsylvania Electric Co., 6.050%, 09/01/17	221
	PPL Capital Funding, Inc.,
60	4.200%, 06/15/22	66
75	4.700%, 06/01/43	83
180	Series A, VAR, 6.700%, 03/30/67	174
	PPL Electric Utilities Corp.,
104	4.125%, 06/15/44	115
42	4.750%, 07/15/43	49
15	PPL WEM Holdings plc, (United Kingdom), 5.375%, 05/01/21 (e)	17
	Progress Energy, Inc.,
130	3.150%, 04/01/22	134
117	4.400%, 01/15/21	129
150	Public Service Co. of Colorado, 2.500%, 03/15/23	151
30	Public Service Co. of New Hampshire, 3.500%, 11/01/23	32
41	Sierra Pacific Power Co., Series T, 3.375%, 08/15/23	43
31	South Carolina Electric & Gas Co., 4.500%, 06/01/64	34
	Southern California Edison Co.,
55	Series 14-B, 1.125%, 05/01/17	55
160	Series B, 2.400%, 02/01/22	160
80	Series C, 3.600%, 02/01/45	80
40	4.500%, 09/01/40	46
66	4.650%, 10/01/43	78
100	6.650%, 04/01/29	135
369	Southwestern Electric Power Co., Series J, 3.900%, 04/01/45	365
200	Southwestern Public Service Co., Series G, 8.750%, 12/01/18	249
265	Trans-Allegheny Interstate Line Co., 3.850%, 06/01/25 (e)	277
	Virginia Electric & Power Co.,
150	2.750%, 03/15/23	152
21	3.450%, 02/15/24	22
75	4.000%, 01/15/43	79
150	Wisconsin Electric Power Co., 1.700%, 06/15/18	151
95	Xcel Energy, Inc., 4.700%, 05/15/20	106

		9,320

	Gas Utilities — 0.0% (g)
86	CenterPoint Energy Resources Corp., 4.500%, 01/15/21	96
	DCP Midstream Operating LP,
50	2.700%, 04/01/19	45
73	3.875%, 03/15/23	66
	Dominion Gas Holdings LLC,
70	2.500%, 12/15/19	71
95	3.600%, 12/15/24	100

		378

	Independent Power & Renewable Electricity Producers — 0.1%
	Exelon Generation Co. LLC,
100	2.950%, 01/15/20	102
94	5.750%, 10/01/41	108
90	Oglethorpe Power Corp., 4.550%, 06/01/44	98
	PSEG Power LLC,
25	4.300%, 11/15/23	27
188	5.125%, 04/15/20	211
	Southern Power Co.,
55	5.150%, 09/15/41	64
35	5.250%, 07/15/43	41
70	Tri-State Generation & Transmission Association, Inc., 4.700%, 11/01/44 (e)	78

		729

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Multi-Utilities — 0.2%
	AGL Capital Corp.,
200	5.250%, 08/15/19	225
18	5.875%, 03/15/41	24
	Berkshire Hathaway Energy Co.,
75	3.500%, 02/01/25	78
95	4.500%, 02/01/45	104
90	5.150%, 11/15/43	107
100	5.750%, 04/01/18	112
	Consolidated Edison Co. of New York, Inc.,
120	3.300%, 12/01/24	126
85	4.625%, 12/01/54	95
80	Series 08-A, 5.850%, 04/01/18	91
100	Series 08-B, 6.750%, 04/01/38	142
	Dominion Resources, Inc.,
165	4.700%, 12/01/44	184
165	VAR, 5.750%, 10/01/54	176
61	DTE Energy Co., Series F, 3.850%, 12/01/23	65
	NiSource Finance Corp.,
150	4.800%, 02/15/44	169
5	5.650%, 02/01/45	6
55	5.800%, 02/01/42	70
120	6.125%, 03/01/22	144
100	NorthWestern Corp., 4.176%, 11/15/44	109
215	Puget Sound Energy, Inc., Series A, VAR, 6.974%, 06/01/67	219
	Sempra Energy,
80	2.400%, 03/15/20	81
205	2.875%, 10/01/22	205
120	3.550%, 06/15/24	125
144	4.050%, 12/01/23	156
100	9.800%, 02/15/19	129

		2,942

	Water Utilities — 0.0% (g)
	American Water Capital Corp.,
240	3.850%, 03/01/24	259
100	6.593%, 10/15/37	139

		398

	Total Utilities	13,767

	Total Corporate Bonds (Cost $102,599)	107,615

Foreign Government Securities — 0.1%
20	Republic of Peru, (Peru), 5.625%, 11/18/50 (m)	24
50	Republic of Poland, (Poland), 4.000%, 01/22/24 (m)	55
200	Republic of Turkey, (Turkey), 5.750%, 03/22/24 (m)	222
	United Mexican States, (Mexico),
86	4.000%, 10/02/23 (m)	91
143	5.550%, 01/21/45 (m)	167

	Total Foreign Government Securities (Cost $497)	559

SHARES
Investment Companies — 18.9% (b)
3,218	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	26,513
506	JPMorgan Emerging Markets Equity Fund, Class R6 Shares	11,605
1,511	JPMorgan Emerging Markets Local Currency Debt Fund, Class R6 Shares	12,631
7,030	JPMorgan High Yield Fund, Class R6 Shares	53,921
3,344	JPMorgan Intrepid International Fund, Institutional Class Shares	67,441
895	JPMorgan Mid Cap Equity Fund, Class R6 Shares	42,113
2,950	JPMorgan Realty Income Fund, Institutional Class Shares (m)	43,047

	Total Investment Companies (Cost $232,172)	257,271

PRINCIPAL AMOUNT($)
Mortgage Pass-Through Securities — 1.3%
43	Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family, 5.500%, 02/01/24	48
62	Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family, 6.500%, 11/01/22 - 03/01/26	71
	Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
283	4.500%, 05/01/41	310
182	5.500%, 02/01/39	207
208	6.000%, 08/01/36 - 12/01/36	239
4	7.000%, 02/01/26	3
9	7.500%, 05/01/26 - 08/01/27	11
4	8.000%, 04/01/25 - 05/01/25	5
6	8.500%, 07/01/26	7
– (h)	Federal Home Loan Mortgage Corp. Gold Pools, Other, 7.000%, 03/01/16	—	(h)
	Federal National Mortgage Association, 15 Year, Single Family,
12	4.500%, 05/01/19	12
15	5.000%, 10/01/19	16

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — continued
117	6.000%, 10/01/19 - 01/01/24	126
136	Federal National Mortgage Association, 20 Year, Single Family, 5.500%, 02/01/28	153
	Federal National Mortgage Association, 30 Year, Single Family,
223	6.000%, 12/01/32 - 04/01/35	258
258	6.500%, 02/01/26 - 10/01/38	298
137	7.000%, 03/01/26 - 11/01/38	157
7	7.500%, 11/01/26	7
28	8.000%, 11/01/22 - 06/01/24	31
6	8.500%, 11/01/18	5
13	9.000%, 08/01/24	15
	Federal National Mortgage Association, Other,
143	VAR, 0.521%, 01/01/23	143
228	VAR, 0.541%, 05/01/24	228
200	1.735%, 05/01/20	200
400	2.010%, 06/01/20	400
193	2.350%, 05/01/23	195
363	2.395%, 01/01/22	370
343	2.400%, 12/01/22 - 07/01/23	346
241	2.410%, 01/01/23	243
400	2.450%, 11/01/22	405
137	2.490%, 10/01/17	141
250	2.520%, 05/01/23	253
193	2.530%, 03/01/23	196
700	2.590%, 11/01/21	720
435	2.680%, 05/01/23	446
194	2.703%, 04/01/23	200
238	2.840%, 06/01/22	248
95	2.900%, 06/01/22	99
1,194	3.030%, 12/01/21- 04/01/30	1,215
147	3.050%, 10/01/20	156
98	3.110%, 10/01/21	105
600	3.320%, 05/01/24	638
200	3.370%, 11/01/20	215
700	3.380%, 01/01/18 - 12/01/23	748
299	3.450%, 11/01/23	321
200	3.480%, 12/01/20	216
603	3.500%, 05/01/43 - 06/01/43	639
482	3.540%, 10/01/20 - 11/01/21	521
147	3.590%, 10/01/20	159
500	3.690%, 11/01/23	549
139	3.700%, 12/01/20	151
946	3.743%, 06/01/18	1,009
392	3.760%, 08/01/23	431
186	3.805%, 05/01/22	203
234	3.810%, 01/01/19	252
400	3.860%, 11/01/23	446
342	4.000%, 07/01/42	373
400	4.040%, 10/01/20	442
285	4.330%, 04/01/21	320
234	4.369%, 02/01/20	260
286	4.640%, 01/01/21	324
175	4.770%, 06/01/19	195
	Government National Mortgage Association II, 30 Year, Single Family,
3	8.000%, 07/20/28	3
31	8.500%, 09/20/25	35
	Government National Mortgage Association, 30 Year, Single Family,
35	6.500%, 01/15/24 - 03/15/28	41
95	7.000%, 04/15/24 - 05/15/26	100
16	7.500%, 06/15/25 - 05/15/26	17
15	8.000%, 04/15/24 - 09/15/27	16
25	8.500%, 06/15/22 - 12/15/22	27
1	10.000%, 07/15/18	1

	Total Mortgage Pass-Through Securities (Cost $16,325)	16,940

Municipal Bonds — 0.0% (g) (t)
	New York — 0.0% (g)
35	New York State Dormitory Authority, State Personal Income Tax, Series D, Rev., 5.600%, 03/15/40	45
150	Port Authority of New York & New Jersey, Consolidated, Series 164, Rev., 5.647%, 11/01/40	192

		237

	Ohio — 0.0% (g)
210	American Municipal Power, Inc., Meldahl Hydroelectric Project, Series B, Rev., 7.499%, 02/15/50	311

	Total Municipal Bonds (Cost $395)	548

Preferred Securities — 0.2% (x)
Financials — 0.2%
	Banks — 0.1%
	Bank of America Corp.,
210	Series AA, VAR, 6.100%, 03/17/25	212
180	Series V, VAR, 5.125%, 06/17/19	177
290	Citigroup, Inc., Series O, VAR, 5.875%, 03/27/20	291
200	HSBC Holdings plc, (United Kingdom), VAR, 6.375%, 03/30/25	204
200	Lloyds Banking Group plc, (United Kingdom), VAR, 7.500%, 06/27/24	213

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Preferred Securities — continued
	Banks — continued
75	PNC Financial Services Group, Inc. (The), Series R, VAR, 4.850%, 06/01/23	73
	Wells Fargo & Co.,
140	Series K, VAR, 7.980%, 03/15/18	153
124	Series U, VAR, 5.875%, 06/15/25	131

		1,454

	Capital Markets — 0.1%
84	Bank of New York Mellon Corp. (The), Series D, VAR, 4.500%, 06/20/23	80
200	Credit Suisse Group AG, (Switzerland), VAR, 6.250%, 12/18/24 (e)	196
240	Goldman Sachs Group, Inc. (The), Series L, VAR, 5.700%, 05/10/19	247
	Morgan Stanley,
180	Series H, VAR, 5.450%, 07/15/19	181
150	Series J, VAR, 5.550%, 07/15/20	152

		856

	Diversified Financial Services — 0.0% (g)
300	General Electric Capital Corp., Series B, VAR, 6.250%, 12/15/22	338

	Insurance — 0.0% (g)
100	Swiss Re Capital I LP, (United Kingdom), VAR, 6.854%, 05/25/16 (e)	105

	Total Preferred Securities (Cost $2,731)	2,753

Supranational — 0.0% (g)
64	Corp. Andina de Fomento, 3.750%, 01/15/16 (Cost $64)	65

U.S. Government Agency Securities — 0.0% (g)
	Tennessee Valley Authority,
74	1.750%, 10/15/18 (m)	75
44	4.625%, 09/15/60 (m)	52
65	5.250%, 09/15/39 (m)	85

	Total U.S. Government Agency Securities (Cost $182)	212

U.S. Treasury Obligations — 5.2%
	U.S. Treasury Bonds,
15	3.000%, 11/15/44 (m)	17
60	3.375%, 05/15/44 (m)	70
3,000	5.375%, 02/15/31 (m)	4,263
2,000	6.000%, 02/15/26 (m)	2,786
3,000	U.S. Treasury Coupon STRIPS, 7.031%, 08/15/16 (m) (n)	2,983
	U.S. Treasury Notes,
6,000	0.250%, 05/15/16 (m)	5,995
5,575	0.375%, 01/31/16 (k) (m)	5,582
5,000	0.625%, 11/30/17 (m)	4,979
4,000	1.000%, 11/30/19 (m)	3,939
2,000	1.125%, 12/31/19 (m)	1,981
6,000	1.375%, 11/30/15 (m)	6,046
4,000	1.625%, 04/30/19 (m)	4,066
10,000	2.000%, 08/31/21 (m)	10,212
35	2.000%, 02/15/25	35
10,000	2.125%, 06/30/21 (m)	10,295
6,000	3.000%, 02/28/17 (m)	6,281
600	3.125%, 10/31/16 (m)	626

	Total U.S. Treasury Obligations (Cost $68,884)	70,156

NUMBER OF WARRANTS
Warrant — 0.0%
	Financials — 0.0%
	Consumer Finance — 0.0%
– (h)	Imperial Holdings, Inc., expiring 10/01/19 (Strike Price $10.75) (a) (i) (Cost $–)	—

PRINCIPAL AMOUNT($)
Short-Term Investments— 3.9%
	U.S. Treasury Obligations— 0.0% (g)
	U.S. Treasury Bills,
70	0.036%, 06/04/15 (k) (n)	70
80	0.068%, 05/28/15 (k) (m) (n)	80
50	0.072%, 08/27/15 (k) (n)	50

	Total U.S. Treasury Obligations	200

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

(Amounts in thousands, except number of Futures contracts)

SHARES	SECURITY DESCRIPTION	VALUE($)
	Investment Company — 3.9%
52,538	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.040% (b) (l) (m)	52,538

	Total Short-Term Investments (Cost $52,738)	52,738

	Total Investments — 100.3% (Cost $1,165,184)	1,362,478
	Liabilities in Excess of Other Assets — (0.3)% (c)	(3,849)

	NET ASSETS — 100.0%	$1,358,629

Percentages indicated are based on net assets.

PORTFOLIO COMPOSITION BY COUNTRY*
United States	84.6%
United Kingdom	2.5
Japan	1.9
Switzerland	1.8
France	1.1
Others (each less than 1.0%)	8.1

*	Percentages indicated are based on total investments as of March 31, 2015.

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT MARCH 31, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
136	TOPIX Index	06/11/15	$17,503	$227
200	10 Year Australian Government Bond	06/15/15	20,211	315
30	SPI 200 Index	06/18/15	3,362	25
399	Dow Jones Euro STOXX 50 Index	06/19/15	15,578	36
15	E-mini Russell 2000	06/19/15	1,873	32
27	E-mini S&P 500	06/19/15	2,782	23
286	U.S. Long Bond	06/19/15	46,868	502
15	2 Year U.S. Treasury Note	06/30/15	3,287	13
13	5 Year U.S. Treasury Note	06/30/15	1,563	9

	Short Futures Outstanding
(95)	S&P/Toronto 60 Index	06/18/15	(12,981)	(89)
(61)	10 Year U.S. Treasury Note	06/19/15	(7,863)	(91)
(24)	E-mini Russell 2000	06/19/15	(2,997)	(93)
(55)	E-mini S&P 500	06/19/15	(5,667)	84
(59)	FTSE 100 Index	06/19/15	(5,888)	(2)
(26)	U.S. Ultra Bond	06/19/15	(4,417)	(78)
(255)	2 Year U.S. Treasury Note	06/30/15	(55,885)	(136)
(184)	5 Year U.S. Treasury Note	06/30/15	(22,119)	(301)

				$476

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE		VALUE AT MARCH 31, 2015		NET UNREALIZED APPRECIATION (DEPRECIATION)
976	HKD
82	for GBP	HSBC Bank, N.A.	05/29/15	$121	#	$126	#	$5

1,434	SEK
113	for GBP	Barclays Bank plc	05/29/15	167	#	166	#	(1)

2,428	AUD	Australia and New Zealand Banking Group Limited	05/29/15	1,872		1,843		(29)

198	CHF	Royal Bank of Scotland	05/29/15	207		204		(3)

3,145	DKK	Union Bank of Switzerland AG	05/29/15	479		454		(25)

166	EUR	Citibank, N.A.	05/29/15	189		179		(10)
1,777	EUR	Credit Suisse International	05/29/15	2,017		1,913		(104)
514	EUR	Goldman Sachs International	05/29/15	567		553		(14)
334	EUR	Royal Bank of Canada	05/29/15	358		359		1

20,499	JPY	Citibank, N.A.	05/29/15	171		171		— (h)

7,943	SEK	Deutsche Bank AG	05/29/15	945		923		(22)

1,040	SGD	Barclays Bank plc	05/29/15	763		757		(6)

				$7,856		$7,648		$(208)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT MARCH 31, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
1,873	CHF	Deutsche Bank AG	05/29/15	$1,980	$1,932	$48

139	GBP	HSBC Bank, N.A.	05/29/15	207	206	1
202	GBP	Royal Bank of Canada	05/29/15	304	300	4
104	GBP	State Street Corp.	05/29/15	154	155	(1)
1,284	GBP	Union Bank of Switzerland AG	05/29/15	1,981	1,904	77
101	GBP	Westpac Banking Corp.	05/29/15	148	150	(2)

6,977	HKD	Barclays Bank plc	05/29/15	899	899	— (h)

34,701	JPY	BNP Paribas	05/29/15	291	290	1
14,981	JPY	Goldman Sachs International	05/29/15	124	125	(1)
41,958	JPY	HSBC Bank, N.A.	05/29/15	349	350	(1)
15,352	JPY	Union Bank of Switzerland AG	05/29/15	130	128	2

2,923	NOK	Union Bank of Switzerland AG	05/29/15	383	363	20

				$6,950	$6,802	$148

#

For cross-currency exchange contracts, the settlement value is the U.S. Dollar market value at March 31, 2015 of the currency being sold, and the value at March 31, 2015 is the U.S. Dollar market value of the currency being purchased.

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ACES	—	Alternative Credit Enhancement Securities
ADR	—	American Depositary Receipt
AUD	—	Australian Dollar
CHF	—	Swiss Franc
CMBS	—	Commercial Mortgage Backed Security
CMO	—	Collateralized Mortgage Obligation
CVA	—	Dutch Certification
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
GDR	—	Global Depositary Receipt
HKD	—	Hong Kong Dollar
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of March 31, 2015. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
JPY	—	Japanese Yen
NOK	—	Norwegian Krone
NVDR	—	Non Voting Depositary Receipt
PO	—	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
REIT	—	Real Estate Investment Trust
REMIC	—	Real Estate Mortgage Investment Conduit
Rev.	—	Revenue
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of March 31, 2015.
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of March 31, 2015.
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	—	Included in this amount is cash segregated as collateral for futures contracts.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.1%.
(h)	—	Amount rounds to less than one thousand (shares, number of warrants, or dollars).
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures, centrally cleared swaps or with brokers as initial margin for future contracts or centrally cleared swaps.
(l)	—	The rate shown is the current yield as of March 31, 2015.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(n)	—	The rate shown is the effective yield at the date of purchase.
(t)	—	The date shown represents the earliest of the prerefunded data, next put date or final maturity date.
(x)	—	Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rates for these securities are fixed for a period of time and may be structured to adjust thereafter. The dates shown, if applicable, reflects the next call date. The coupon rates shown are the rates in effect as of March 31, 2015.

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments as described in Note 2.A. of the Notes to Financial Statements is approximately $153,735,000 and 11.3% respectively.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1- 800-480-4111.

As of March 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$216,533
Aggregate gross unrealized depreciation	(19,239)

Net unrealized appreciation/depreciation	$197,294

Federal income tax cost of investments	$1,165,184

A. Valuation - The valuation of the investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Funds’ investments. Investments for which market quotations are not readily available are fair valued by approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments shall be valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each investment company’s NAV per share as of the report date.

Investments in open-end investment companies, including J.P. Morgan Funds (the “Underlying Funds”), are valued at each investment company’s net asset value per share (“NAV”) as of the report date.

Futures are generally valued on the basis of available market quotations. Other derivatives are valued utilizing market quotations from approved Pricing Services.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

See the tables on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value Level 3 securities held by the Fund at March 31, 2015.

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Consumer Discretionary	$91,154	$21,838	$—		$112,992
Consumer Staples	28,561	12,933	—		41,494
Energy	37,071	7,249	—		44,320
Financials	105,309	37,260	—		142,569
Health Care	86,430	16,021	—	(a)	102,451
Industrials	59,513	17,490	—		77,003
Information Technology	112,289	15,603	—		127,892
Materials	20,022	9,887	—		29,909
Telecommunication Services	5,896	5,840	—		11,736
Utilities	15,529	3,930	—		19,459

Total Common Stocks	561,774	148,051	—	(a)	709,825

Preferred Stocks
Consumer Discretionary	—	1,240	—		1,240
Consumer Staples	—	1,425	—		1,425
Financials	61	—	—		61
Industrials	7	—	—		7

Total Preferred Stocks	68	2,665	—		2,733

Debt Securities
Asset-Backed Securities	—	8,988	38,764		47,752
Collateralized Mortgage Obligations
Agency CMO	—	68,612	—		68,612
Non-Agency CMO	—	18,200	67		18,267

Total Collateralized Mortgage Obligations	—	86,812	67		86,879

Commercial Mortgage-Backed Securities	—	5,796	636		6,432
Corporate Bonds
Consumer Discretionary	—	7,685	—		7,685
Consumer Staples	—	6,439	—		6,439
Energy	—	10,465	—		10,465
Financials	—	39,738	—		39,738
Health Care	—	8,302	—		8,302
Industrials	—	7,212	792		8,004
Information Technology	—	4,274	—		4,274
Materials	—	3,870	—		3,870
Telecommunication Services	—	5,071	—		5,071
Utilities	—	13,767	—		13,767

Total Corporate Bonds	—	106,823	792		107,615

Foreign Government Securities	—	559	—		559
Mortgage Pass-Through Securities	—	16,940	—		16,940
Municipal Bonds	—	548	—		548

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Preferred Securities
Financials	$—	$2,753	$—		$2,753
Supranational	—	65	—		65
U.S. Government Agency Securities	—	212	—		212
U.S. Treasury Obligations	—	70,156	—		70,156
Warrant
Financials	—	—	—	(a)	— (a)
Short-Term Investments
Investment Company	52,538	—	—		52,538
U.S. Treasury Obligations	—	200	—		200

Total Short-Term Investments	52,538	200	—		52,738

Investment Companies	257,271	—	—		257,271

Total Investments in Securities	$871,651	$450,568	$40,259		$1,362,478

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$159	$—		$159
Futures Contracts	1,266	—	—		1,266

Total Appreciation in Other Financial Instruments	$1,266	$159	$—		$1,425

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(219)	$—		$(219)
Futures Contracts	(790)	—	—		(790)

Total Depreciation in Other Financial Instruments	$(790)	$(219)	$—		$(1,009)

(a)	Value is zero.

There were no transfers between Levels 1 and 2 during the period ended March 31, 2015.

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

	Balance as of June 30, 2014		Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)		Purchases[1]		Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2015
Investments in Securities
Asset-Backed Securities	$31,932		$—	$(132)	$124		$11,567		$(4,727)	$—	$—	$38,764
Collateralized Mortgage Obligations - Agency CMO	9		—	—	—		—		—	—	(9)	—
Collateralized Mortgage Obligations - Non-Agency CMO	—		—	(1)	—	(a)	—		(35)	103	—	67
Commercial Mortgage-Backed Securities	181		—	(3)	(21)		490		(11)	—	—	636
Common Stocks - Consumer Staples	—	(b)	—	— (a)	—		—		—	—	—	—
Common Stocks - Health Care	—	(b)	—	— (a)	—		—		—	—	—	—	(a)
Corporate Bonds - Industrials	826		—	4	—		—		(38)	—	—	792
Warrant - Financials	—		—	— (a)	—		—	(a)	—	—	—	—	(b)

Total	$32,948		$—	$(132)	$103		$12,057		$(4,811)	$103	$(9)	$40,259

(1)	Purchases include all purchases of securities and securities received in corporate actions.
(2)	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount rounds to less than $1,000.
(b)	Value is zero.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), respectively, which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at March 31, 2015, which were valued using significant unobservable inputs (Level 3), amounted to approximately $(98,000).

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

Diversified Fund

Quantitative Information about Level 3 Fair Value Measurements # (Amounts in thousands)

	Fair Value at March 31, 2015		Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$—	(a)	Mergers and Acquisitions	Discount for potential outcome	100% (N/A)

Common Stock	—	(a)
	38,233		Discounted Cash Flow	Constant Prepayment Rate	0% – 8.85% (3.58%)
				Constant Default Rate	3% – 11.00% (6.13%)
				Yield (Discount Rate of Cash Flows)	0.32% – 8.85% (1.67%)

Asset-Backed Securities	38,233
	487		Discounted Cash Flow	Constant Prepayment Rate	0 – 0% (0%)
				CPR after Yield Maintenance	0% (N/A)
				Yield (Discount Rate of Cash Flows)	5.23% – 6.12% (5.75%)

Commercial Mortgage-Backed Securities	487

Total	$38,720

#	The table above does not include certain Level 3 investments that are valued by brokers and pricing services. At March 31, 2015, the value of these investments was approximately $1,539,000. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.
(a)	Amounts rounds to less than $1,000.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

JPMorgan Dynamic Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 96.0%
Consumer Discretionary — 18.0%
	Hotels, Restaurants & Leisure — 3.2%
110	Starbucks Corp.	10,419

	Household Durables — 2.0%
49	Harman International Industries, Inc.	6,528

	Internet & Catalog Retail — 6.3%
33	Amazon.com, Inc. (a)	12,229
7	Priceline Group, Inc. (The) (a)	7,846

		20,075

	Specialty Retail — 3.9%
111	Home Depot, Inc. (The)	12,580

	Textiles, Apparel & Luxury Goods — 2.6%
126	Michael Kors Holdings Ltd., (United Kingdom) (a)	8,263

	Total Consumer Discretionary	57,865

Consumer Staples — 4.7%
	Food & Staples Retailing — 4.7%
148	CVS Health Corp.	15,260

Energy — 4.4%
	Energy Equipment & Services — 1.4%
55	Schlumberger Ltd.	4,619

	Oil, Gas & Consumable Fuels — 3.0%
58	Pioneer Natural Resources Co.	9,516

	Total Energy	14,135

Financials — 4.2%
	Capital Markets — 4.2%
360	TD Ameritrade Holding Corp.	13,407

Health Care — 17.7%
	Biotechnology — 17.7%
44	Alexion Pharmaceuticals, Inc. (a)	7,582
106	Celgene Corp. (a)	12,211
140	Gilead Sciences, Inc. (a)	13,724
30	Regeneron Pharmaceuticals, Inc. (a)	13,533
84	Vertex Pharmaceuticals, Inc. (a)	9,921

	Total Health Care	56,971

Industrials — 6.1%
	Aerospace & Defense — 2.9%
43	TransDigm Group, Inc.	9,456

	Road & Rail — 3.2%
100	Kansas City Southern	10,183

	Total Industrials	19,639

Information Technology — 37.6%
	Internet Software & Services — 16.0%
36	Baidu, Inc., (China), ADR (a)	7,596
199	Facebook, Inc., Class A (a)	16,336
34	Google, Inc., Class A (a)	18,921
34	LinkedIn Corp., Class A (a)	8,495

		51,348

	IT Services — 7.6%
28	Alliance Data Systems Corp. (a)	8,229
190	MasterCard, Inc., Class A	16,416

		24,645

	Semiconductors & Semiconductor Equipment — 7.2%
145	ARM Holdings plc, (United Kingdom), ADR	7,162
77	Avago Technologies Ltd., (Singapore)	9,784
142	Broadcom Corp., Class A	6,153

		23,099

	Software — 3.4%
163	salesforce.com, Inc. (a)	10,868

	Technology Hardware, Storage & Peripherals — 3.4%
87	Apple, Inc. (m)	10,819

	Total Information Technology	120,779

Materials — 3.3%
	Chemicals — 3.3%
71	Air Products & Chemicals, Inc. (m)	10,729

	Total Common Stocks (Cost $244,130)	308,785

Short-Term Investment — 4.6%
Investment Company — 4.6%
14,807	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.040%, (b) (l) (m) (Cost $14,807)	14,807

	Total Investments — 100.6% (Cost $258,937)	323,592
	Liabilities in Excess of Other Assets — (0.6)%	(1,988)

	NET ASSETS — 100.0%	$321,604

Percentages indicated are based on net assets.

JPMorgan Dynamic Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of March 31, 2015.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of March 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$66,764
Aggregate gross unrealized depreciation	(2,109)

Net unrealized appreciation/depreciation	$64,655

Federal income tax cost of investments	$258,937

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•       Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•       Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•       Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$323,592	$—	$—	$323,592

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2015.

JPMorgan Dynamic Small Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 98.9%
Consumer Discretionary — 13.4%
	Distributors — 0.8%
63	Pool Corp. (m)	4,413

	Diversified Consumer Services — 1.2%
269	2U, Inc. (a)	6,884

	Hotels, Restaurants & Leisure — 1.0%
181	Boyd Gaming Corp. (a) (m)	2,575
29	Vail Resorts, Inc.	3,041

		5,616

	Household Durables — 0.5%
186	TRI Pointe Homes, Inc. (a)	2,876

	Internet & Catalog Retail — 1.6%
74	HomeAway, Inc. (a)	2,241
209	Wayfair, Inc., Class A (a)	6,704

		8,945

	Multiline Retail — 0.5%
172	Tuesday Morning Corp. (a)	2,774

	Specialty Retail — 4.9%
221	Container Store Group, Inc. (The) (a)	4,209
81	Lithia Motors, Inc., Class A	8,095
124	Men’s Wearhouse, Inc. (The)	6,452
83	Penske Automotive Group, Inc. (m)	4,292
94	Vitamin Shoppe, Inc. (a)	3,863

		26,911

	Textiles, Apparel & Luxury Goods — 2.9%
158	Kate Spade & Co. (a) (m)	5,282
179	Vera Bradley, Inc. (a)	2,902
229	Wolverine World Wide, Inc.	7,675

		15,859

	Total Consumer Discretionary	74,278

Consumer Staples — 1.9%
	Food Products — 1.9%
146	Diamond Foods, Inc. (a)	4,751
302	Freshpet, Inc. (a)	5,867

	Total Consumer Staples	10,618

Energy — 3.1%
	Energy Equipment & Services — 1.2%
52	Dril-Quip, Inc. (a)	3,581
154	Forum Energy Technologies, Inc. (a)	3,015

		6,596

	Oil, Gas & Consumable Fuels — 1.9%
125	Delek U.S. Holdings, Inc.	4,964
136	Eclipse Resources Corp. (a)	764
358	Laredo Petroleum, Inc. (a)	4,664

		10,392

	Total Energy	16,988

Financials — 8.6%
	Banks — 2.5%
119	PrivateBancorp, Inc.	4,203
39	Signature Bank (a)	5,005
94	Texas Capital Bancshares, Inc. (a)	4,590

		13,798

	Capital Markets — 2.1%
191	Financial Engines, Inc.	7,996
369	PennantPark Investment Corp.	3,339

		11,335

	Diversified Financial Services — 0.4%
110	On Deck Capital, Inc. (a)	2,350

	Insurance — 0.7%
71	AmTrust Financial Services, Inc.	4,069

	Real Estate Investment Trusts (REITs) — 0.9%
40	EastGroup Properties, Inc. (m)	2,416
62	Highwoods Properties, Inc. (m)	2,817

		5,233

	Real Estate Management & Development — 0.6%
102	RE/MAX Holdings, Inc., Class A	3,381

	Thrifts & Mortgage Finance — 1.4%
83	BofI Holding, Inc. (a)	7,753

	Total Financials	47,919

Health Care — 27.5%
	Biotechnology — 12.7%
113	ACADIA Pharmaceuticals, Inc. (a)	3,681
81	Acceleron Pharma, Inc. (a)	3,064
65	Aegerion Pharmaceuticals, Inc. (a)	1,713
235	Arrowhead Research Corp. (a)	1,592
53	Avalanche Biotechnologies, Inc. (a)	2,135
59	Bellicum Pharmaceuticals, Inc. (a)	1,363
89	Chimerix, Inc. (a)	3,338
151	Coherus Biosciences, Inc. (a)	4,603
129	Exact Sciences Corp. (a)	2,833
202	Halozyme Therapeutics, Inc. (a)	2,889
200	Ignyta, Inc. (a)	1,990
213	Insmed, Inc. (a)	4,440
67	Intrexon Corp. (a)	3,018
81	Invitae Corp. (a)	1,354

JPMorgan Dynamic Small Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Biotechnology — continued
50	Isis Pharmaceuticals, Inc. (a)	3,183
217	Keryx Biopharmaceuticals, Inc. (a)	2,762
54	Kite Pharma, Inc. (a)	3,114
108	Portola Pharmaceuticals, Inc. (a)	4,085
22	Puma Biotechnology, Inc. (a)	5,236
37	Receptos, Inc. (a)	6,133
64	Sage Therapeutics, Inc. (a)	3,206
27	Synageva BioPharma Corp. (a)	2,665
99	Versartis, Inc. (a)	1,825

		70,222

	Health Care Equipment & Supplies — 6.7%
438	GenMark Diagnostics, Inc. (a)	5,687
168	Insulet Corp. (a)	5,603
201	K2M Group Holdings, Inc. (a)	4,430
46	Nevro Corp. (a)	2,225
455	Novadaq Technologies, Inc., (Canada) (a)	7,388
379	Syneron Medical Ltd., (Israel) (a)	4,692
1,729	Unilife Corp. (a)	6,935

		36,960

	Health Care Providers & Services — 3.8%
144	Acadia Healthcare Co., Inc. (a)	10,282
128	Surgical Care Affiliates, Inc. (a)	4,399
71	WellCare Health Plans, Inc. (a)	6,494

		21,175

	Health Care Technology — 1.1%
232	Veeva Systems, Inc., Class A (a)	5,928

	Life Sciences Tools & Services — 1.4%
189	Fluidigm Corp. (a)	7,969

	Pharmaceuticals — 1.8%
138	Horizon Pharma plc (a)	3,572
188	Nektar Therapeutics (a)	2,071
89	Revance Therapeutics, Inc. (a)	1,839
113	Sagent Pharmaceuticals, Inc. (a)	2,624

		10,106

	Total Health Care	152,360

Industrials — 16.7%
	Aerospace & Defense — 1.6%
59	HEICO Corp. (m)	3,615
99	Hexcel Corp.	5,085

		8,700

	Air Freight & Logistics — 1.0%
115	XPO Logistics, Inc. (a)	5,242

	Airlines — 0.8%
56	Spirit Airlines, Inc. (a)	4,347

	Building Products — 4.3%
107	Fortune Brands Home & Security, Inc.	5,085
14	Lennox International, Inc.	1,530
68	Masonite International Corp. (a)	4,541
92	Norcraft Cos., Inc. (a)	2,364
188	Trex Co., Inc. (a)	10,276

		23,796

	Construction Materials — 0.6%
58	Caesarstone Sdot-Yam Ltd., (Israel)	3,541

	Electrical Equipment — 1.6%
52	Acuity Brands, Inc.	8,736

	Industrial Conglomerates — 1.0%
62	Carlisle Cos., Inc. (m)	5,747

	Machinery — 1.6%
42	Graco, Inc. (m)	3,057
58	Middleby Corp. (The) (a)	5,947

		9,004

	Road & Rail — 1.1%
82	Old Dominion Freight Line, Inc. (a)	6,325

	Trading Companies & Distributors — 3.1%
110	H&E Equipment Services, Inc.	2,757
168	Rush Enterprises, Inc., Class A (a)	4,600
78	Watsco, Inc. (m)	9,778

		17,135

	Total Industrials	92,573

Information Technology — 25.4%
	Communications Equipment — 2.6%
112	Aruba Networks, Inc. (a)	2,746
245	Ciena Corp. (a) (m)	4,738
23	Palo Alto Networks, Inc. (a)	3,297
271	Ruckus Wireless, Inc. (a)	3,482

		14,263

	Electronic Equipment, Instruments & Components — 0.3%
23	FEI Co. (m)	1,730

	Internet Software & Services — 6.4%
129	Cornerstone OnDemand, Inc. (a)	3,733
37	CoStar Group, Inc. (a)	7,398
143	Dealertrack Technologies, Inc. (a)	5,496
96	Demandware, Inc. (a)	5,829

JPMorgan Dynamic Small Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Internet Software & Services — continued
113	Envestnet, Inc. (a)	6,313
137	Marketo, Inc. (a)	3,512
185	RetailMeNot, Inc. (a)	3,331

		35,612

	Semiconductors & Semiconductor Equipment — 7.0%
96	Cavium, Inc. (a)	6,788
345	Inphi Corp. (a)	6,146
169	M/A-COM Technology Solutions Holdings, Inc. (a)	6,312
117	MKS Instruments, Inc.	3,957
151	Monolithic Power Systems, Inc.	7,947
97	Qorvo, Inc. (a)	7,716

		38,866

	Software — 8.3%
114	Barracuda Networks, Inc. (a)	4,390
80	CommVault Systems, Inc. (a)	3,490
124	Fleetmatics Group plc, (Ireland) (a)	5,552
158	Fortinet, Inc. (a)	5,513
139	Guidewire Software, Inc. (a)	7,311
101	HubSpot, Inc. (a)	4,024
102	Imperva, Inc. (a)	4,350
109	Proofpoint, Inc. (a)	6,450
51	Tableau Software, Inc., Class A (a)	4,694

		45,774

	Technology Hardware, Storage & Peripherals — 0.8%
211	Nimble Storage, Inc. (a)	4,717

	Total Information Technology	140,962

Materials — 1.1%
	Construction Materials — 1.1%
73	Eagle Materials, Inc.	6,079

Telecommunication Services — 1.2%
	Wireless Telecommunication Services — 1.2%
311	Boingo Wireless, Inc. (a)	2,344
276	RingCentral, Inc., Class A (a)	4,237

	Total Telecommunication Services	6,581

	Total Common Stocks (Cost $379,725)	548,358

Short-Term Investment — 0.9%
	Investment Company — 0.9%
4,933	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.040% (b) (l) (m) (Cost $4,933)	4,933

	Total Investments — 99.8% (Cost $384,658)	553,291
	Other Assets in Excess of Liabilities — 0.2%	1,070

	NET ASSETS — 100.0%	$554,361

Percentages indicated are based on net assets.

JPMorgan Dynamic Small Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of March 31, 2015.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of March 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$188,667
Aggregate gross unrealized depreciation	(20,034)

Net unrealized appreciation/depreciation	$168,633

Federal income tax cost of investments	$384,658

JPMorgan Dynamic Small Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$553,291	$—	$—	$553,291

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2015.

JPMorgan Equity Focus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 96.0%
Consumer Discretionary — 18.5%
	Hotels, Restaurants & Leisure — 2.9%
25	Starbucks Corp.	2,345

	Internet & Catalog Retail — 6.8%
7	Amazon.com, Inc. (a)	2,631
3	Priceline Group, Inc. (The) (a)	2,974

		5,605

	Media — 2.9%
35	DISH Network Corp., Class A (a)	2,420

	Multiline Retail — 3.0%
32	Kohl’s Corp.	2,509

	Specialty Retail — 2.9%
62	Best Buy Co., Inc.	2,361

	Total Consumer Discretionary	15,240

Consumer Staples — 3.5%
	Beverages — 1.7%
18	Dr. Pepper Snapple Group, Inc.	1,394

	Household Products — 1.8%
18	Procter & Gamble Co. (The)	1,494

	Total Consumer Staples	2,888

Energy — 7.1%
	Oil, Gas & Consumable Fuels — 7.1%
40	CONSOL Energy, Inc.	1,114
20	Exxon Mobil Corp. (m)	1,728
19	Kinder Morgan, Inc.	819
13	Pioneer Natural Resources Co.	2,193

	Total Energy	5,854

Financials — 22.6%
	Banks — 4.1%
61	Wells Fargo & Co.	3,341

	Capital Markets — 3.3%
33	T. Rowe Price Group, Inc.	2,699

	Consumer Finance — 5.8%
114	Ally Financial, Inc. (a)	2,381
31	Capital One Financial Corp.	2,426

		4,807

	Insurance — 7.8%
61	American International Group, Inc. (m)	3,366
74	Loews Corp.	3,016

		6,382

	Real Estate Investment Trusts (REITs) — 1.6%
48	Rayonier, Inc. (m)	1,305

	Total Financials	18,534

Health Care — 14.8%
	Biotechnology — 13.1%
11	Alexion Pharmaceuticals, Inc. (a)	1,939
26	Celgene Corp. (a)	3,025
32	Gilead Sciences, Inc. (a)	3,175
6	Regeneron Pharmaceuticals, Inc. (a)	2,614

		10,753

	Pharmaceuticals — 1.7%
14	Johnson & Johnson	1,432

	Total Health Care	12,185

Industrials — 4.5%
	Machinery — 1.2%
14	Dover Corp.	999

	Road & Rail — 3.3%
26	Kansas City Southern	2,662

	Total Industrials	3,661

Information Technology — 19.4%
	Internet Software & Services — 10.3%
53	Facebook, Inc., Class A (a)	4,326
8	Google, Inc., Class C (a)	4,110

		8,436

	IT Services — 4.3%
41	MasterCard, Inc., Class A	3,578

	Semiconductors & Semiconductor Equipment — 2.2%
36	ARM Holdings plc, (United Kingdom), ADR	1,773

	Software — 2.6%
32	salesforce.com, Inc. (a)	2,159

	Total Information Technology	15,946

Materials — 4.1%
	Construction Materials — 2.0%
12	Martin Marietta Materials, Inc.	1,668

	Containers & Packaging — 2.1%
26	Rock-Tenn Co., Class A	1,678

	Total Materials	3,346

Utilities — 1.5%
	Electric Utilities — 1.5%
20	Edison International	1,222

	Total Common Stocks (Cost $70,796)	78,876

JPMorgan Equity Focus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 3.8%
	Investment Company — 3.8%
3,125	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.040% (b) (l) (m) (Cost $3,125)	3,125

	Total Investments — 99.8% (Cost $73,921)	82,001
	Other Assets in Excess of Liabilities — 0.2%	179

	NET ASSETS — 100.0%	$82,180

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of March 31, 2015.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of March 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$9,005
Aggregate gross unrealized depreciation	(925)

Net unrealized appreciation/depreciation	$8,080

Federal income tax cost of investments	$73,921

JPMorgan Equity Focus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$82,001	$—	$—	$82,001

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2015.

JPMorgan Growth and Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 97.3%
Consumer Discretionary — 13.0%
	Hotels, Restaurants & Leisure — 1.3%
47	Marriott International, Inc., Class A	3,735
31	Starwood Hotels & Resorts Worldwide, Inc.	2,547

		6,282

	Household Durables — 0.6%
23	Harman International Industries, Inc.	3,007

	Media — 4.8%
41	CBS Corp. (Non-Voting), Class B	2,456
63	Comcast Corp., Class A	3,580
111	DISH Network Corp., Class A (a)	7,756
69	Time Warner, Inc.	5,835
41	Walt Disney Co. (The)	4,300

		23,927

	Specialty Retail — 5.7%
8	AutoZone, Inc. (a)	5,328
204	Best Buy Co., Inc.	7,705
88	Gap, Inc. (The)	3,813
65	Home Depot, Inc. (The)	7,430
43	Tiffany & Co.	3,784

		28,060

	Textiles, Apparel & Luxury Goods — 0.6%
74	Coach, Inc.	3,049

	Total Consumer Discretionary	64,325

Consumer Staples — 7.4%
	Beverages — 2.3%
55	Dr. Pepper Snapple Group, Inc.	4,324
95	Molson Coors Brewing Co., Class B	7,051

		11,375

	Food & Staples Retailing — 2.0%
97	CVS Health Corp.	9,970

	Food Products — 1.3%
52	Campbell Soup Co.	2,434
45	Kraft Foods Group, Inc.	3,929

		6,363

	Household Products — 0.9%
55	Procter & Gamble Co. (The)	4,486

	Tobacco — 0.9%
82	Altria Group, Inc.	4,122

	Total Consumer Staples	36,316

Energy — 8.3%
	Energy Equipment & Services — 0.5%
56	Halliburton Co.	2,444

	Oil, Gas & Consumable Fuels — 7.8%
70	ConocoPhillips	4,363
42	Devon Energy Corp.	2,509
153	Exxon Mobil Corp.	13,046
128	Occidental Petroleum Corp.	9,308
75	Phillips 66	5,903
137	Southwestern Energy Co. (a)	3,172

		38,301

	Total Energy	40,745

Financials — 33.0%
	Banks — 11.8%
562	Bank of America Corp.	8,657
125	BB&T Corp.	4,862
140	Citigroup, Inc.	7,211
55	Cullen/Frost Bankers, Inc.	3,785
34	M&T Bank Corp.	4,331
54	PNC Financial Services Group, Inc. (The)	4,988
128	SunTrust Banks, Inc.	5,272
107	U.S. Bancorp	4,690
268	Wells Fargo & Co.	14,579

		58,375

	Capital Markets — 9.1%
22	Affiliated Managers Group, Inc. (a)	4,768
38	Ameriprise Financial, Inc.	5,024
17	BlackRock, Inc.	6,366
198	Charles Schwab Corp. (The)	6,024
20	Goldman Sachs Group, Inc. (The)	3,665
208	Invesco Ltd.	8,268
105	Morgan Stanley	3,733
88	T. Rowe Price Group, Inc.	7,086

		44,934

	Consumer Finance — 0.7%
41	Capital One Financial Corp.	3,192

	Diversified Financial Services — 2.5%
65	Berkshire Hathaway, Inc., Class B (a)	9,323
14	Intercontinental Exchange, Inc.	3,173

		12,496

	Insurance — 5.3%
38	Chubb Corp. (The)	3,872
247	Hartford Financial Services Group, Inc. (The)	10,317

JPMorgan Growth and Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Insurance — continued
110	Loews Corp.	4,504
92	Prudential Financial, Inc.	7,372

		26,065

	Real Estate Investment Trusts (REITs) — 3.6%
15	AvalonBay Communities, Inc. (m)	2,631
40	Regency Centers Corp. (m)	2,688
55	Ventas, Inc. (m)	3,980
53	Vornado Realty Trust (m)	5,891
84	Weyerhaeuser Co. (m)	2,778

		17,968

	Total Financials	163,030

Health Care — 10.5%
	Biotechnology — 0.4%
20	Gilead Sciences, Inc. (a)	1,933

	Health Care Equipment & Supplies — 0.7%
24	Becton, Dickinson and Co. (m)	3,446

	Health Care Providers & Services — 3.9%
65	Humana, Inc.	11,518
66	UnitedHealth Group, Inc.	7,807

		19,325

	Pharmaceuticals — 5.5%
85	Bristol-Myers Squibb Co.	5,502
86	Johnson & Johnson	8,652
140	Merck & Co., Inc.	8,028
145	Pfizer, Inc.	5,038

		27,220

	Total Health Care	51,924

Industrials — 9.6%
	Aerospace & Defense — 2.8%
75	Honeywell International, Inc. (m)	7,792
51	United Technologies Corp.	5,977

		13,769

	Airlines — 1.0%
73	United Continental Holdings, Inc. (a)	4,889

	Construction & Engineering — 1.0%
83	Fluor Corp.	4,744

	Electrical Equipment — 0.5%
44	Emerson Electric Co.	2,497

	Industrial Conglomerates — 2.3%
27	3M Co.	4,470
282	General Electric Co.	6,987

		11,457

	Machinery — 0.7%
56	PACCAR, Inc.	3,548

	Trading Companies & Distributors — 1.3%
13	W.W. Grainger, Inc.	3,018
26	Watsco, Inc.	3,319

		6,337

	Total Industrials	47,241

Information Technology — 8.5%
	Communications Equipment — 2.1%
183	Cisco Systems, Inc.	5,029
74	QUALCOMM, Inc.	5,117

		10,146

	Internet Software & Services — 0.8%
7	Google, Inc., Class C (a)	3,891

	Semiconductors & Semiconductor Equipment — 1.4%
189	Applied Materials, Inc.	4,261
49	KLA-Tencor Corp.	2,839

		7,100

	Software — 2.2%
271	Microsoft Corp.	11,026

	Technology Hardware, Storage & Peripherals — 2.0%
80	Apple, Inc. (m)	10,004

	Total Information Technology	42,167

Materials — 1.6%
	Chemicals — 1.1%
79	E.I. du Pont de Nemours & Co.	5,610

	Containers & Packaging — 0.5%
30	Packaging Corp. of America	2,346

	Total Materials	7,956

Telecommunication Services — 1.9%
	Diversified Telecommunication Services — 1.9%
195	Verizon Communications, Inc. (m)	9,494

Utilities — 3.5%
	Electric Utilities — 2.0%
74	Edison International	4,591
53	NextEra Energy, Inc.	5,515

		10,106

	Multi-Utilities — 1.5%
84	CMS Energy Corp.	2,932

JPMorgan Growth and Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Multi-Utilities — continued
39	Sempra Energy	4,274

		7,206

	Total Utilities	17,312

	Total Common Stocks (Cost $318,998)	480,510

Short-Term Investment — 1.7%
	Investment Company — 1.7%
8,572	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.040% (b) (l) (m) (Cost $8,572)	8,572

	Total Investments — 99.0% (Cost $327,570)	489,082
	Other Assets in Excess of Liabilities — 1.0%	5,080

	NET ASSETS — 100.0%	$494,162

Percentages indicated are based on net assets.

JPMorgan Growth and Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of March 31, 2015.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of March 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$164,387
Aggregate gross unrealized depreciation	(2,875)

Net unrealized appreciation/depreciation	$161,512

Federal income tax cost of investments	$327,570

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$489,082	$—	$—	$489,082

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2015.

JPMorgan Intrepid America Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 97.4%
Consumer Discretionary — 11.8%
	Auto Components — 0.8%
351	Delphi Automotive plc, (United Kingdom)	27,949

	Diversified Consumer Services — 1.4%
788	Apollo Education Group, Inc. (a)	14,912
22	Graham Holdings Co., Class B	22,777
426	H&R Block, Inc.	13,662

		51,351

	Hotels, Restaurants & Leisure — 0.5%
437	Restaurant Brands International, Inc., (Canada)	16,793

	Household Durables — 0.5%
350	Jarden Corp. (a)	18,524

	Media — 3.0%
176	Time Warner Cable, Inc.	26,394
965	Time Warner, Inc.	81,493

		107,887

	Multiline Retail — 1.8%
73	Big Lots, Inc.	3,489
214	Dillard’s, Inc., Class A	29,145
82	Kohl’s Corp.	6,448
233	Macy’s, Inc.	15,124
132	Target Corp.	10,833

		65,039

	Specialty Retail — 3.2%
513	Best Buy Co., Inc.	19,368
256	Foot Locker, Inc.	16,134
1,067	Lowe’s Cos., Inc.	79,344

		114,846

	Textiles, Apparel & Luxury Goods — 0.6%
656	Hanesbrands, Inc.	21,982

	Total Consumer Discretionary	424,371

Consumer Staples — 8.9%
	Beverages — 0.2%
118	Molson Coors Brewing Co., Class B	8,815

	Food & Staples Retailing — 2.7%
163	CVS Health Corp.	16,844
1,022	Kroger Co. (The)	78,362

		95,206

	Food Products — 3.8%
1,451	Archer-Daniels-Midland Co.	68,792
287	Bunge Ltd.	23,654
290	Ingredion, Inc.	22,583
903	Pilgrim’s Pride Corp.	20,387

		135,416

	Household Products — 0.9%
207	Energizer Holdings, Inc.	28,576
56	Spectrum Brands Holdings, Inc.	5,016

		33,592

	Personal Products — 0.5%
1,039	Avon Products, Inc.	8,302
253	Herbalife Ltd. (a)	10,818

		19,120

	Tobacco — 0.8%
419	Lorillard, Inc.	27,388

	Total Consumer Staples	319,537

Energy — 8.2%
	Energy Equipment & Services — 3.2%
359	Baker Hughes, Inc.	22,838
604	Cameron International Corp. (a)	27,271
254	Halliburton Co.	11,141
861	National Oilwell Varco, Inc.	43,017
110	Schlumberger Ltd.	9,153

		113,420

	Oil, Gas & Consumable Fuels — 5.0%
717	ConocoPhillips	44,640
627	Denbury Resources, Inc.	4,572
220	HollyFrontier Corp.	8,847
130	Marathon Oil Corp.	3,384
224	Marathon Petroleum Corp.	22,976
1,018	Oasis Petroleum, Inc. (a)	14,482
186	Tesoro Corp.	16,971
940	Valero Energy Corp.	59,803
460	WPX Energy, Inc. (a)	5,027

		180,702

	Total Energy	294,122

Financials — 14.1%
	Banks — 5.4%
310	Citigroup, Inc.	15,961
1,088	Fifth Third Bancorp	20,515
158	KeyCorp	2,230
409	PNC Financial Services Group, Inc. (The)	38,107
2,151	Wells Fargo & Co.	117,033

		193,846

JPMorgan Intrepid America Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Capital Markets — 0.8%
228	Ameriprise Financial, Inc.	29,845

	Consumer Finance — 1.5%
951	Discover Financial Services	53,572

	Diversified Financial Services — 0.1%
81	Voya Financial, Inc.	3,475

	Insurance — 3.6%
184	Allstate Corp. (The)	13,081
194	Aspen Insurance Holdings Ltd., (Bermuda)	9,153
663	CNO Financial Group, Inc.	11,417
157	Everest Re Group Ltd., (Bermuda)	27,300
267	Lincoln National Corp.	15,336
201	PartnerRe Ltd., (Bermuda)	22,969
64	Prudential Financial, Inc.	5,148
236	Travelers Cos., Inc. (The)	25,562

		129,966

	Real Estate Investment Trusts (REITs) — 2.0%
944	American Capital Agency Corp.	20,142
180	American Tower Corp.	16,909
418	Annaly Capital Management, Inc.	4,349
443	RLJ Lodging Trust	13,858
146	Vornado Realty Trust	16,397

		71,655

	Real Estate Management & Development — 0.7%
146	CBRE Group, Inc., Class A (a)	5,652
108	Jones Lang LaSalle, Inc.	18,369

		24,021

	Total Financials	506,380

Health Care — 15.5%
	Biotechnology — 3.6%
460	Amgen, Inc.	73,451
369	Gilead Sciences, Inc. (a)	36,229
180	Vertex Pharmaceuticals, Inc. (a)	21,176

		130,856

	Health Care Equipment & Supplies — 2.5%
1,017	Medtronic plc, (Ireland)	79,277
117	Stryker Corp.	10,756

		90,033

	Health Care Providers & Services — 6.1%
278	Aetna, Inc.	29,605
541	Anthem, Inc.	83,521
539	Health Net, Inc. (a)	32,598
213	LifePoint Hospitals, Inc. (a)	15,652
247	McKesson Corp.	55,826

		217,202

	Pharmaceuticals — 3.3%
259	Merck & Co., Inc.	14,887
2,947	Pfizer, Inc.	102,525

		117,412

	Total Health Care	555,503

Industrials — 10.4%
	Aerospace & Defense — 4.1%
47	Curtiss-Wright Corp.	3,483
197	General Dynamics Corp.	26,766
162	Honeywell International, Inc.	16,867
102	Huntington Ingalls Industries, Inc.	14,225
501	Northrop Grumman Corp.	80,593
46	Raytheon Co.	5,037

		146,971

	Airlines — 2.5%
166	Alaska Air Group, Inc.	10,992
1,137	Delta Air Lines, Inc.	51,106
656	Southwest Airlines Co.	29,039

		91,137

	Commercial Services & Supplies — 0.7%
1,115	Pitney Bowes, Inc.	26,002

	Construction & Engineering — 0.4%
468	AECOM (a)	14,408

	Industrial Conglomerates — 0.1%
24	Danaher Corp.	2,063

	Machinery — 2.6%
474	Allison Transmission Holdings, Inc.	15,124
158	IDEX Corp.	11,958
668	Illinois Tool Works, Inc.	64,889

		91,971

	Total Industrials	372,552

Information Technology — 20.3%
	Communications Equipment — 0.6%
1,605	Brocade Communications Systems, Inc.	19,042

	Internet Software & Services — 2.0%
156	eBay, Inc. (a)	9,015
431	VeriSign, Inc. (a)	28,831
775	Yahoo!, Inc. (a)	34,433

		72,279

JPMorgan Intrepid America Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	IT Services — 2.8%
263	Amdocs Ltd.	14,313
304	Leidos Holdings, Inc.	12,747
112	MasterCard, Inc., Class A	9,684
979	Visa, Inc., Class A	64,004

		100,748

	Semiconductors & Semiconductor Equipment — 2.1%
559	Broadcom Corp., Class A	24,185
337	KLA-Tencor Corp.	19,649
280	Lam Research Corp.	19,645
612	NVIDIA Corp.	12,804

		76,283

	Software — 6.5%
908	Activision Blizzard, Inc.	20,636
33	Citrix Systems, Inc. (a)	2,101
502	Electronic Arts, Inc. (a)	29,496
2,443	Microsoft Corp.	99,300
1,731	Oracle Corp.	74,680
337	Rovi Corp. (a)	6,142

		232,355

	Technology Hardware, Storage & Peripherals — 6.3%
1,429	Apple, Inc.	177,761
1,090	Hewlett-Packard Co.	33,958
242	SanDisk Corp.	15,383

		227,102

	Total Information Technology	727,809

Materials — 2.9%
	Chemicals — 1.0%
350	LyondellBasell Industries N.V., Class A	30,765
28	PPG Industries, Inc.	6,279

		37,044

	Containers & Packaging — 0.8%
637	Sealed Air Corp.	28,999

	Metals & Mining — 0.3%
401	United States Steel Corp.	9,784

	Paper & Forest Products — 0.8%
515	International Paper Co.	28,561

	Total Materials	104,388

Telecommunication Services — 2.4%
	Diversified Telecommunication Services — 2.4%
840	AT&T, Inc.	27,429
691	CenturyLink, Inc.	23,858
1,645	Frontier Communications Corp.	11,596
517	Verizon Communications, Inc.	25,132

	Total Telecommunication Services	88,015

Utilities — 2.9%
	Electric Utilities — 0.8%
361	Entergy Corp.	27,982

	Gas Utilities — 0.6%
699	UGI Corp.	22,770

	Independent Power & Renewable Electricity Producers — 0.7%
742	Calpine Corp. (a)	16,965
211	Dynegy, Inc. (a)	6,635

		23,600

	Multi-Utilities — 0.8%
669	Public Service Enterprise Group, Inc.	28,057

	Total Utilities	102,409

	Total Common Stocks (Cost $2,703,468)	3,495,086

Short-Term Investment — 4.1%
	Investment Company — 4.1%
147,226	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.040% (b) (l) (Cost $147,226)	147,226

	Total Investments — 101.5% (Cost $2,850,694)	3,642,312
	Liabilities in Excess of Other Assets — (1.5)% (c)	(52,925)

	NET ASSETS — 100.0%	$3,589,387

Percentages indicated are based on net assets.

JPMorgan Intrepid America Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

(Amounts in thousands, except number of Futures contracts)

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT MARCH 31, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
847	E-mini S&P 500	06/19/15	$87,275	$21

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

(a)	—	Non-income producing security.
(b) (c)	— —

Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

Included in this amount is cash segregated as collateral for futures contracts.

(l)	—	The rate shown is the current yield as of March 31, 2015.

As of March 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$845,562
Aggregate gross unrealized depreciation	(53,944)

Net unrealized appreciation/depreciation	$791,618

Federal income tax cost of investments	$2,850,694

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represent each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amount in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$3,642,312	$—	$—	$3,642,312
Appreciation in Other Financial Instruments
Futures Contracts	$21	$—	$—	$21

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2015.

JPMorgan Intrepid Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 96.1%
Consumer Discretionary — 18.0%
	Auto Components — 0.6%
72	Delphi Automotive plc, (United Kingdom)	5,749

	Diversified Consumer Services — 1.7%
230	Apollo Education Group, Inc. (a)	4,357
9	Graham Holdings Co., Class B	8,922
106	H&R Block, Inc.	3,409

		16,688

	Hotels, Restaurants & Leisure — 1.1%
5	Chipotle Mexican Grill, Inc. (a)	3,253
203	Restaurant Brands International, Inc., (Canada)	7,781

		11,034

	Household Durables — 0.3%
10	Harman International Industries, Inc.	1,323
9	Whirlpool Corp.	1,839

		3,162

	Internet & Catalog Retail — 0.3%
31	Expedia, Inc.	2,937

	Media — 4.8%
123	DIRECTV (a)	10,425
74	DISH Network Corp., Class A (a)	5,171
1,472	Sirius XM Holdings, Inc. (a)	5,621
60	Starz, Series A (a)	2,054
14	Time Warner Cable, Inc.	2,158
224	Time Warner, Inc.	18,940
48	Viacom, Inc., Class B	3,258

		47,627

	Multiline Retail — 2.0%
22	Big Lots, Inc.	1,034
61	Dillard’s, Inc., Class A	8,259
29	Kohl’s Corp.	2,300
124	Macy’s, Inc.	8,075

		19,668

	Specialty Retail — 5.7%
128	Foot Locker, Inc.	8,089
243	Home Depot, Inc. (The)	27,607
279	Lowe’s Cos., Inc.	20,718

		56,414

	Textiles, Apparel & Luxury Goods — 1.5%
68	Deckers Outdoor Corp. (a)	4,940
257	Hanesbrands, Inc.	8,619
29	Skechers U.S.A., Inc., Class A (a)	2,071

		15,630

	Total Consumer Discretionary	178,909

Consumer Staples — 9.3%
	Beverages — 2.1%
73	Coca-Cola Co. (The)	2,944
56	Monster Beverage Corp. (a)	7,792
106	PepsiCo, Inc.	10,145

		20,881

	Food & Staples Retailing — 1.9%
248	Kroger Co. (The)	19,035

	Food Products — 3.1%
383	Archer-Daniels-Midland Co.	18,173
92	Ingredion, Inc.	7,136
242	Pilgrim’s Pride Corp.	5,467

		30,776

	Household Products — 0.5%
37	Energizer Holdings, Inc.	5,121

	Personal Products — 0.5%
109	Herbalife Ltd. (a)	4,665

	Tobacco — 1.2%
181	Altria Group, Inc.	9,054
37	Lorillard, Inc.	2,398

		11,452

	Total Consumer Staples	91,930

Energy — 4.7%
	Energy Equipment & Services — 2.1%
93	Baker Hughes, Inc.	5,900
94	Cameron International Corp. (a)	4,223
197	National Oilwell Varco, Inc.	9,833
17	Schlumberger Ltd.	1,444

		21,400

	Oil, Gas & Consumable Fuels — 2.6%
116	Denbury Resources, Inc.	843
47	Devon Energy Corp.	2,853
36	Marathon Oil Corp.	935
14	Marathon Petroleum Corp.	1,464
211	Oasis Petroleum, Inc. (a)	2,999
65	Tesoro Corp.	5,906
155	Valero Energy Corp.	9,835

JPMorgan Intrepid Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Oil, Gas & Consumable Fuels — continued
85	WPX Energy, Inc. (a)	927

		25,762

	Total Energy	47,162

Financials — 3.4%
	Consumer Finance — 0.9%
156	Discover Financial Services	8,785

	Diversified Financial Services — 0.8%
78	Moody’s Corp.	8,086

	Insurance — 0.2%
13	Assurant, Inc.	811
30	Validus Holdings Ltd., (Bermuda)	1,271

		2,082

	Real Estate Investment Trusts (REITs) — 1.5%
160	American Tower Corp.	15,026

	Total Financials	33,979

Health Care — 14.7%
	Biotechnology — 7.8%
170	Amgen, Inc.	27,206
32	Celgene Corp. (a)	3,643
327	Gilead Sciences, Inc. (a)	32,039
27	United Therapeutics Corp. (a)	4,673
82	Vertex Pharmaceuticals, Inc. (a)	9,615

		77,176

	Health Care Equipment & Supplies — 0.9%
63	Edwards Lifesciences Corp. (a)	8,904

	Health Care Providers & Services — 5.5%
53	AmerisourceBergen Corp.	6,024
136	Anthem, Inc.	21,046
50	Cardinal Health, Inc.	4,541
80	Express Scripts Holding Co. (a)	6,933
133	Health Net, Inc. (a)	8,033
35	McKesson Corp.	7,872

		54,449

	Pharmaceuticals — 0.5%
60	AbbVie, Inc.	3,518
26	Bristol-Myers Squibb Co.	1,658

		5,176

	Total Health Care	145,705

Industrials — 11.0%
	Aerospace & Defense — 4.3%
37	Curtiss-Wright Corp.	2,754
118	General Dynamics Corp.	16,070
60	Huntington Ingalls Industries, Inc.	8,451
40	Northrop Grumman Corp.	6,406
39	TransDigm Group, Inc.	8,421

		42,102

	Airlines — 3.5%
77	Alaska Air Group, Inc.	5,122
383	Delta Air Lines, Inc.	17,224
267	Southwest Airlines Co.	11,833

		34,179

	Commercial Services & Supplies — 0.9%
49	Cintas Corp.	3,975
221	Pitney Bowes, Inc.	5,142

		9,117

	Construction & Engineering — 0.0% (g)
2	AECOM (a)	49

	Industrial Conglomerates — 0.2%
26	Danaher Corp.	2,182

	Machinery — 1.6%
236	Allison Transmission Holdings, Inc.	7,525
14	Caterpillar, Inc.	1,137
48	IDEX Corp.	3,640
40	Illinois Tool Works, Inc.	3,895

		16,197

	Trading Companies & Distributors — 0.5%
162	HD Supply Holdings, Inc. (a)	5,056

	Total Industrials	108,882

Information Technology — 29.1%
	Communications Equipment — 0.1%
20	QUALCOMM, Inc.	1,352

	Internet Software & Services — 4.3%
70	eBay, Inc. (a)	4,032
16	Facebook, Inc., Class A (a)	1,291
14	Google, Inc., Class A (a)	7,488
82	IAC/InterActiveCorp	5,539
130	VeriSign, Inc. (a)	8,720
358	Yahoo!, Inc. (a)	15,886

		42,956

	IT Services — 3.4%
79	Amdocs Ltd.	4,303
84	Leidos Holdings, Inc.	3,533
391	Visa, Inc., Class A	25,562

		33,398

JPMorgan Intrepid Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Semiconductors & Semiconductor Equipment — 2.8%
323	Broadcom Corp., Class A	13,984
93	Lam Research Corp.	6,525
364	NVIDIA Corp.	7,625

		28,134

	Software — 10.1%
346	Activision Blizzard, Inc.	7,872
76	Citrix Systems, Inc. (a)	4,880
156	Electronic Arts, Inc. (a)	9,187
51	Fortinet, Inc. (a)	1,768
885	Microsoft Corp.	35,965
724	Oracle Corp.	31,245
81	PTC, Inc. (a)	2,912
79	VMware, Inc., Class A (a)	6,446

		100,275

	Technology Hardware, Storage & Peripherals — 8.4%
633	Apple, Inc.	78,820
69	SanDisk Corp.	4,409

		83,229

	Total Information Technology	289,344

Materials — 3.8%
	Chemicals — 1.8%
153	LyondellBasell Industries N.V., Class A	13,398
20	PPG Industries, Inc.	4,462

		17,860

	Containers & Packaging — 1.2%
64	Crown Holdings, Inc. (a)	3,436
186	Sealed Air Corp.	8,492

		11,928

	Metals & Mining — 0.5%
198	United States Steel Corp.	4,841

	Paper & Forest Products — 0.3%
48	International Paper Co.	2,636

	Total Materials	37,265

Telecommunication Services — 1.7%
	Diversified Telecommunication Services — 1.7%
287	AT&T, Inc.	9,364
176	CenturyLink, Inc.	6,096
24	Level 3 Communications, Inc. (a)	1,265

	Total Telecommunication Services	16,725

Utilities — 0.4%
	Electric Utilities — 0.4%
54	Entergy Corp.	4,216

	Total Common Stocks (Cost $719,297)	954,117

Short-Term Investment — 3.9%
	Investment Company — 3.9%
38,222	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.040% (b) (l) (Cost $38,222)	38,222

	Total Investments — 100.0% (Cost $757,519)	992,339
	Other Assets in Excess of Liabilities — 0.0% (c) (g)	374

	NET ASSETS — 100.0%	$992,713

Percentages indicated are based on net assets.

JPMorgan Intrepid Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

(Amounts in thousands, except number of Futures contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT MARCH 31, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
367	E-mini S&P 500	06/19/15	$37,816	$294

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	—	Included in this amount is cash segregated as collateral for futures contracts.
(g)	—	Amount rounds to less than 0.1%.
(l)	—	The rate shown is the current yield as of March 31, 2015.

As of March 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$253,183
Aggregate gross unrealized depreciation	(18,363)

Net unrealized appreciation/depreciation	$234,820

Federal income tax cost of investments	$757,519

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represent each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amount in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$992,339	$—	$—	$992,339
Appreciation in Other Financial Instruments
Futures Contracts	$294	$—	$—	$294

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2015.

JPMorgan Intrepid Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — 98.3%
Consumer Discretionary — 13.5%
		Auto Components — 1.3%
4		Delphi Automotive plc, (United Kingdom)	305

		Hotels, Restaurants & Leisure — 1.7%
6		Hilton Worldwide Holdings, Inc. (a)	191
10		Wendy’s Co. (The)	106
1		Wynn Resorts Ltd.	82

			379

		Household Durables — 0.8%
1		Harman International Industries, Inc.	184

		Internet & Catalog Retail — 1.8%
–	(h)	Priceline Group, Inc. (The) (a)	209
2		TripAdvisor, Inc. (a)	204

			413

		Media — 2.8%
1		Comcast Corp., Class A	82
3		Starz, Series A (a)	89
6		Time Warner, Inc.	475

			646

		Multiline Retail — 0.7%
2		Kohl’s Corp.	149

		Specialty Retail — 3.7%
6		Best Buy Co., Inc.	224
4		Home Depot, Inc. (The)	443
2		Lowe’s Cos., Inc.	184

			851

		Textiles, Apparel & Luxury Goods — 0.7%
5		Hanesbrands, Inc.	171

		Total Consumer Discretionary	3,098

Consumer Staples — 10.4%
		Beverages — 2.4%
5		Coca-Cola Co. (The)	205
2		Molson Coors Brewing Co., Class B	145
2		PepsiCo, Inc.	205

			555

		Food & Staples Retailing — 2.2%
3		Walgreens Boots Alliance, Inc.	290
3		Wal-Mart Stores, Inc.	208

			498

		Food Products — 2.7%
2		Archer-Daniels-Midland Co. (m)	96
3		Ingredion, Inc.	212
5		Mondelez International, Inc., Class A	170
3		Tyson Foods, Inc., Class A	130

			608

		Household Products — 1.3%
2		Energizer Holdings, Inc.	297

		Tobacco — 1.8%
3		Lorillard, Inc.	227
3		Philip Morris International, Inc.	194

			421

		Total Consumer Staples	2,379

Energy — 6.9%
		Oil, Gas & Consumable Fuels — 6.9%
1		Anadarko Petroleum Corp.	83
2		Chevron Corp.	233
4		ConocoPhillips	257
3		Devon Energy Corp.	185
4		Exxon Mobil Corp.	361
2		Marathon Petroleum Corp.	169
1		Occidental Petroleum Corp.	86
3		Valero Energy Corp.	202

		Total Energy	1,576

Financials — 14.3%
		Banks — 6.6%
17		Bank of America Corp.	255
6		Citigroup, Inc.	313
5		Fifth Third Bancorp	92
11		KeyCorp	153
4		SunTrust Banks, Inc.	180
9		Wells Fargo & Co.	510

			1,503

		Capital Markets — 1.1%
1		Ameriprise Financial, Inc.	72
5		Morgan Stanley	177

			249

		Consumer Finance — 2.0%
3		Capital One Financial Corp.	240
4		Discover Financial Services	228

			468

		Insurance — 3.0%
2		American International Group, Inc. (m)	126
5		CNO Financial Group, Inc.	89
6		Hartford Financial Services Group, Inc. (The)	232

JPMorgan Intrepid Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
Insurance — continued
3		Prudential Financial, Inc.	231

			678

		Real Estate Investment Trusts (REITs) — 1.1%
1		AvalonBay Communities, Inc. (m)	122
7		NorthStar Realty Finance Corp. (m)	129

			251

		Real Estate Management & Development — 0.5%
3		CBRE Group, Inc., Class A (a)	119

		Total Financials	3,268

Health Care — 17.8%
		Biotechnology — 4.4%
2		Amgen, Inc.	260
2		Celgene Corp. (a)	178
5		Gilead Sciences, Inc. (a)	454
1		Vertex Pharmaceuticals, Inc. (a)	118

			1,010

		Health Care Equipment & Supplies — 4.2%
1		Becton, Dickinson and Co. (m)	156
15		Boston Scientific Corp. (a)	265
4		Medtronic plc, (Ireland)	325
2		Stryker Corp.	226

			972

		Health Care Providers & Services — 6.0%
2		Anthem, Inc.	324
3		Cardinal Health, Inc.	264
4		Cigna Corp.	459
1		Humana, Inc.	134
1		McKesson Corp.	190

			1,371

		Life Sciences Tools & Services — 0.6%
2		Quintiles Transnational Holdings, Inc. (a)	147

		Pharmaceuticals — 2.6%
2		Bristol-Myers Squibb Co.	142
2		Merck & Co., Inc.	96
10		Pfizer, Inc.	348

			586

		Total Health Care	4,086

Industrials — 8.7%
		Aerospace & Defense — 4.4%
2		General Dynamics Corp.	214
1		Honeywell International, Inc. (m)	83
1		Lockheed Martin Corp.	228
3		Northrop Grumman Corp.	479

			1,004

		Airlines — 1.6%
2		Delta Air Lines, Inc.	104
4		Southwest Airlines Co.	175
1		United Continental Holdings, Inc. (a)	82

			361

		Construction & Engineering — 1.1%
6		AECOM (a)	188
1		Fluor Corp.	60

			248

		Machinery — 1.6%
3		Allison Transmission Holdings, Inc.	92
1		Caterpillar, Inc.	76
3		Ingersoll-Rand plc	206

			374

		Total Industrials	1,987

Information Technology — 21.8%
		Communications Equipment — 3.0%
14		Cisco Systems, Inc.	395
1		Harris Corp.	81
3		QUALCOMM, Inc.	220

			696

		Internet Software & Services — 3.1%
–	(h)	Google, Inc., Class A (a)	190
–	(h)	Google, Inc., Class C (a)	215
7		Yahoo!, Inc. (a)	301

			706

		IT Services — 0.7%
2		MasterCard, Inc., Class A	158

		Semiconductors & Semiconductor Equipment — 2.3%
6		Broadcom Corp., Class A	242
3		KLA-Tencor Corp.	168
2		Lam Research Corp.	121

			531

		Software — 5.3%
19		Microsoft Corp.	766
6		Oracle Corp.	239
5		Rovi Corp. (a)	98
4		Symantec Corp.	98

			1,201

		Technology Hardware, Storage & Peripherals — 7.4%
10		Apple, Inc. (m)	1,265

JPMorgan Intrepid Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Technology Hardware, Storage & Peripherals — continued
11	Hewlett-Packard Co.	337
2	SanDisk Corp.	99

		1,701

	Total Information Technology	4,993

Materials — 1.4%
	Chemicals — 0.5%
2	Dow Chemical Co. (The)	113

	Containers & Packaging — 0.6%
3	Crown Holdings, Inc. (a)	146

	Metals & Mining — 0.3%
3	United States Steel Corp.	62

	Total Materials	321

Telecommunication Services — 2.2%
	Diversified Telecommunication Services — 2.2%
7	AT&T, Inc.	225
8	CenturyLink, Inc.	271

	Total Telecommunication Services	496

Utilities — 1.3%
	Gas Utilities — 0.7%
5	UGI Corp.	173

	Independent Power & Renewable Electricity Producers — 0.6%
10	AES Corp.	127

	Total Utilities	300

	Total Common Stocks (Cost $17,623)	22,504

Short-Term Investment — 1.8%
	Investment Company — 1.8%
416	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.040% (b) (l) (m) (Cost $416)	416

	Total Investments — 100.1% (Cost $18,039)	22,920
	Liabilities in Excess of Other Assets — (0.1)%	(25)

	NET ASSETS — 100.0%	$22,895

Percentages indicated are based on net assets.

JPMorgan Intrepid Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(h)	—	Amount rounds to less than one thousand (shares).
(l)	—	The rate shown is the current yield as of March 31, 2015.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of March 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,082
Aggregate gross unrealized depreciation	(201)

Net unrealized appreciation/depreciation	$4,881

Federal income tax cost of investments	$18,039

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represent each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amount in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$22,920	$—	$—	$22,920

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2015.

JPMorgan Intrepid Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 97.1%
Consumer Discretionary — 6.3%
	Automobiles — 1.0%
1,102	Ford Motor Co.	17,783

	Diversified Consumer Services — 0.6%
288	DeVry Education Group, Inc.	9,608

	Hotels, Restaurants & Leisure — 0.4%
101	Darden Restaurants, Inc.	6,997

	Household Durables — 0.6%
435	PulteGroup, Inc.	9,668

	Internet & Catalog Retail — 0.2%
38	Expedia, Inc.	3,605

	Media — 1.8%
103	Gannett Co., Inc.	3,813
341	Time Warner, Inc.	28,752

		32,565

	Multiline Retail — 1.6%
105	Dillard’s, Inc., Class A	14,265
220	Macy’s, Inc.	14,300

		28,565

	Specialty Retail — 0.1%
105	Staples, Inc.	1,705

	Total Consumer Discretionary	110,496

Consumer Staples — 7.1%
	Food & Staples Retailing — 2.9%
108	CVS Health Corp.	11,095
520	Kroger Co. (The)	39,833

		50,928

	Food Products — 2.3%
738	Archer-Daniels-Midland Co.	34,967
283	Pilgrim’s Pride Corp.	6,397

		41,364

	Household Products — 1.4%
102	Energizer Holdings, Inc.	14,095
46	Kimberly-Clark Corp.	4,884
73	Spectrum Brands Holdings, Inc.	6,547

		25,526

	Personal Products — 0.5%
187	Herbalife Ltd. (a)	7,992

	Total Consumer Staples	125,810

Energy — 10.8%
	Energy Equipment & Services — 2.7%
72	Baker Hughes, Inc.	4,590
318	Cameron International Corp. (a)	14,362
148	Ensco plc, (United Kingdom), Class A	3,110
121	Halliburton Co.	5,323
395	National Oilwell Varco, Inc.	19,731

		47,116

	Oil, Gas & Consumable Fuels — 8.1%
212	Chevron Corp.	22,261
403	ConocoPhillips	25,097
305	Denbury Resources, Inc.	2,222
143	Devon Energy Corp.	8,636
201	Exxon Mobil Corp.	17,060
95	Marathon Oil Corp.	2,467
139	Marathon Petroleum Corp.	14,263
495	Oasis Petroleum, Inc. (a)	7,043
664	Valero Energy Corp.	42,225
224	WPX Energy, Inc. (a)	2,443

		143,717

	Total Energy	190,833

Financials — 26.9%
	Banks — 10.5%
2,003	Bank of America Corp.	30,825
789	Citigroup, Inc.	40,664
618	Fifth Third Bancorp	11,657
826	KeyCorp	11,695
180	PNC Financial Services Group, Inc. (The)	16,762
48	Popular, Inc., (Puerto Rico) (a)	1,651
1,319	Wells Fargo & Co.	71,729

		184,983

	Capital Markets — 2.4%
111	Ameriprise Financial, Inc.	14,523
93	Goldman Sachs Group, Inc. (The)	17,416
112	Legg Mason, Inc.	6,182
132	Morgan Stanley	4,708

		42,829

	Consumer Finance — 1.7%
529	Discover Financial Services	29,792

	Diversified Financial Services — 0.2%
82	Voya Financial, Inc.	3,539

	Insurance — 7.7%
440	Allstate Corp. (The)	31,300
57	Aspen Insurance Holdings Ltd., (Bermuda)	2,687
102	Assurant, Inc.	6,264
256	Axis Capital Holdings Ltd., (Bermuda)	13,225
82	Everest Re Group Ltd., (Bermuda)	14,320

JPMorgan Intrepid Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Insurance — continued
353	Hartford Financial Services Group, Inc. (The)	14,767
138	Lincoln National Corp.	7,912
60	PartnerRe Ltd., (Bermuda)	6,803
264	Prudential Financial, Inc.	21,218
31	Travelers Cos., Inc. (The)	3,374
341	Validus Holdings Ltd., (Bermuda)	14,348

		136,218

	Real Estate Investment Trusts (REITs) — 4.0%
595	American Capital Agency Corp.	12,687
308	Annaly Capital Management, Inc.	3,200
698	Brandywine Realty Trust	11,146
204	Hospitality Properties Trust	6,740
690	NorthStar Realty Finance Corp.	12,495
392	Piedmont Office Realty Trust, Inc., Class A	7,301
448	RLJ Lodging Trust	14,017
36	Vornado Realty Trust	4,065

		71,651

	Real Estate Management & Development — 0.4%
194	CBRE Group, Inc., Class A (a)	7,510

	Total Financials	476,522

Health Care — 15.5%
	Biotechnology — 2.5%
11	Amgen, Inc.	1,727
277	Gilead Sciences, Inc. (a)	27,172
90	United Therapeutics Corp. (a)	15,502

		44,401

	Health Care Equipment & Supplies — 1.4%
327	Alere, Inc. (a)	15,990
53	Edwards Lifesciences Corp. (a)	7,536

		23,526

	Health Care Providers & Services — 7.8%
285	Aetna, Inc.	30,382
292	Anthem, Inc.	45,103
70	Cardinal Health, Inc.	6,274
313	Express Scripts Holding Co. (a)	27,177
264	Health Net, Inc. (a)	15,963
177	LifePoint Hospitals, Inc. (a)	13,030

		137,929

	Pharmaceuticals — 3.8%
1,945	Pfizer, Inc.	67,653

	Total Health Care	273,509

Industrials — 9.8%
	Aerospace & Defense — 4.4%
57	Curtiss-Wright Corp.	4,229
255	General Dynamics Corp.	34,543
243	Northrop Grumman Corp.	39,146

		77,918

	Airlines — 2.1%
93	Alaska Air Group, Inc.	6,174
382	Delta Air Lines, Inc.	17,157
325	Southwest Airlines Co.	14,402

		37,733

	Commercial Services & Supplies — 0.7%
545	Pitney Bowes, Inc.	12,707

	Construction & Engineering — 0.3%
159	AECOM (a)	4,907

	Machinery — 2.3%
42	IDEX Corp.	3,162
324	Illinois Tool Works, Inc.	31,435
52	Parker-Hannifin Corp.	6,188

		40,785

	Total Industrials	174,050

Information Technology — 9.3%
	Electronic Equipment, Instruments & Components — 0.1%
121	Vishay Intertechnology, Inc.	1,678

	IT Services — 0.8%
81	International Business Machines Corp.	13,017
46	Leidos Holdings, Inc.	1,909

		14,926

	Semiconductors & Semiconductor Equipment — 1.7%
141	Intel Corp.	4,409
130	Lam Research Corp.	9,158
602	Micron Technology, Inc. (a)	16,338

		29,905

	Software — 2.3%
640	Oracle Corp.	27,607
715	Rovi Corp. (a)	13,026

		40,633

	Technology Hardware, Storage & Peripherals — 4.4%
277	Apple, Inc.	34,517
1,078	Hewlett-Packard Co.	33,587

JPMorgan Intrepid Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Technology Hardware, Storage & Peripherals — continued
154	SanDisk Corp.	9,791

		77,895

	Total Information Technology	165,037

Materials — 3.4%
	Chemicals — 1.9%
380	LyondellBasell Industries N.V., Class A	33,347

	Metals & Mining — 0.6%
411	United States Steel Corp.	10,021

	Paper & Forest Products — 0.9%
86	Domtar Corp., (Canada)	3,966
217	International Paper Co.	12,013

		15,979

	Total Materials	59,347

Telecommunication Services — 2.1%
	Diversified Telecommunication Services — 2.1%
329	AT&T, Inc.	10,748
344	CenturyLink, Inc.	11,876
2,015	Frontier Communications Corp.	14,205

	Total Telecommunication Services	36,829

Utilities — 5.9%
	Electric Utilities — 3.2%
473	American Electric Power Co., Inc.	26,584
185	Entergy Corp.	14,328
155	NextEra Energy, Inc.	16,159

		57,071

	Gas Utilities — 0.8%
430	UGI Corp.	14,015

	Independent Power & Renewable Electricity Producers — 1.5%
898	AES Corp.	11,539
365	Calpine Corp. (a)	8,355
221	Dynegy, Inc. (a)	6,930

		26,824

	Multi-Utilities — 0.4%
168	Public Service Enterprise Group, Inc.	7,034

	Total Utilities	104,944

	Total Common Stocks (Cost $1,353,169)	1,717,377

Short-Term Investment — 2.4%
	Investment Company — 2.4%
42,837	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.040% (b) (l) (Cost $42,837)	42,837

	Total Investments — 99.5% (Cost $1,396,006)	1,760,214
	Other Assets in Excess of Liabilities — 0.5% (c)	9,291

	NET ASSETS — 100.0%	$1,769,505

Percentages indicated are based on net assets.

JPMorgan Intrepid Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

(Amounts in thousands, except number of Futures contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT MARCH 31, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
453	E-mini S&P 500	06/19/15	$46,677	$611

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	—	Included in this amount is cash segregated as collateral for futures contracts.
(l)	—	The rate shown is the current yield as of March 31, 2015.

As of March 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$394,579
Aggregate gross unrealized depreciation	(30,371)

Net unrealized appreciation/depreciation	$364,208

Federal income tax cost of investments	$1,396,006

The various inputs that are used in determining the valuation of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amount in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,760,214	$—	$—	$1,760,214

Appreciation in Other Financial Instruments
Futures Contracts	$611	$—	$—	$611

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2015.

JPMorgan Mid Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 96.1%
Consumer Discretionary — 19.0%
	Automobiles — 1.1%
289	Harley-Davidson, Inc.	17,562
91	Tesla Motors, Inc. (a)	17,084

		34,646

	Hotels, Restaurants & Leisure — 2.3%
664	Hilton Worldwide Holdings, Inc. (a)	19,665
85	Marriott International, Inc., Class A	6,865
381	Norwegian Cruise Line Holdings Ltd. (a)	20,561
71	Panera Bread Co., Class A (a)	11,328
176	Starwood Hotels & Resorts Worldwide, Inc.	14,673

		73,092

	Household Durables — 2.4%
378	Jarden Corp. (a)	19,991
221	Mohawk Industries, Inc. (a)	41,128
370	Toll Brothers, Inc. (a)	14,540

		75,659

	Internet & Catalog Retail — 1.8%
260	Expedia, Inc.	24,485
64	Netflix, Inc. (a)	26,460
100	TripAdvisor, Inc. (a)	8,342

		59,287

	Media — 1.6%
180	CBS Corp. (Non-Voting), Class B (m)	10,893
325	Clear Channel Outdoor Holdings, Inc., Class A	3,291
234	DISH Network Corp., Class A (a)	16,366
389	Gannett Co., Inc. (m)	14,435
289	Time, Inc.	6,495

		51,480

	Multiline Retail — 1.9%
350	Big Lots, Inc.	16,801
418	Kohl’s Corp.	32,675
153	Nordstrom, Inc.	12,298

		61,774

	Specialty Retail — 6.2%
115	Advance Auto Parts, Inc.	17,259
26	AutoZone, Inc. (a)	17,866
163	Bed Bath & Beyond, Inc. (a)	12,518
401	Best Buy Co., Inc.	15,148
368	GameStop Corp., Class A	13,981
481	Gap, Inc. (The)	20,825
296	GNC Holdings, Inc., Class A	14,505
192	Tiffany & Co.	16,931
143	Tractor Supply Co.	12,198
178	Ulta Salon Cosmetics & Fragrance, Inc. (a)	26,836
439	Urban Outfitters, Inc. (a)	20,046
156	Williams-Sonoma, Inc.	12,433

		200,546

	Textiles, Apparel & Luxury Goods — 1.7%
373	Gildan Activewear, Inc., (Canada)	11,025
244	Michael Kors Holdings Ltd., (United Kingdom) (a)	16,023
121	PVH Corp.	12,940
69	Ralph Lauren Corp.	9,041
96	V.F. Corp.	7,232

		56,261

	Total Consumer Discretionary	612,745

Consumer Staples — 4.5%
	Beverages — 1.7%
123	Constellation Brands, Inc., Class A (a)	14,310
173	Dr. Pepper Snapple Group, Inc.	13,582
199	Monster Beverage Corp. (a)	27,471

		55,363

	Food & Staples Retailing — 1.8%
289	Kroger Co. (The)	22,162
1,838	Rite Aid Corp. (a)	15,972
548	Sprouts Farmers Market, Inc. (a)	19,313

		57,447

	Food Products — 0.5%
139	Hershey Co. (The)	14,058

	Household Products — 0.5%
121	Energizer Holdings, Inc.	16,757

	Total Consumer Staples	143,625

Energy — 4.5%
	Energy Equipment & Services — 0.3%
130	Dril-Quip, Inc. (a)	8,918

	Oil, Gas & Consumable Fuels — 4.2%
104	Antero Resources Corp. (a)	3,673
243	Concho Resources, Inc. (a)	28,192
336	Energen Corp.	22,173
177	EQT Corp.	14,705
560	Laredo Petroleum, Inc. (a)	7,305
215	PBF Energy, Inc., Class A	7,300
267	Plains All American Pipeline LP	13,036
303	QEP Resources, Inc.	6,325
345	Range Resources Corp.	17,933

JPMorgan Mid Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Oil, Gas & Consumable Fuels — continued
680	Southwestern Energy Co. (a)	15,780

		136,422

	Total Energy	145,340

Financials — 19.9%
	Banks — 4.1%
396	Citizens Financial Group, Inc.	9,549
126	City National Corp.	11,213
392	East West Bancorp, Inc.	15,860
1,083	Fifth Third Bancorp	20,421
175	First Republic Bank	9,994
499	Huntington Bancshares, Inc.	5,511
136	M&T Bank Corp.	17,307
147	Signature Bank (a)	19,074
463	SunTrust Banks, Inc.	19,045
151	Zions Bancorporation	4,079

		132,053

	Capital Markets — 4.4%
139	Affiliated Managers Group, Inc. (a)	29,854
152	Ameriprise Financial, Inc.	19,936
381	Invesco Ltd.	15,131
333	Lazard Ltd., (Bermuda), Class A	17,518
169	Legg Mason, Inc.	9,348
140	Northern Trust Corp.	9,778
225	T. Rowe Price Group, Inc.	18,210
608	TD Ameritrade Holding Corp.	22,650

		142,425

	Consumer Finance — 0.4%
534	Ally Financial, Inc. (a)	11,198

	Diversified Financial Services — 1.1%
194	McGraw Hill Financial, Inc.	20,049
161	Moody’s Corp.	16,743

		36,792

	Insurance — 4.2%
21	Alleghany Corp. (a)	10,025
125	Chubb Corp. (The)	12,678
411	Hartford Financial Services Group, Inc. (The)	17,173
594	Loews Corp.	24,252
365	Marsh & McLennan Cos., Inc.	20,491
457	Old Republic International Corp.	6,826
254	Progressive Corp. (The)	6,914
399	Unum Group	13,455
155	W.R. Berkley Corp.	7,821
427	XL Group plc, (Ireland)	15,696

		135,331

	Real Estate Investment Trusts (REITs) — 4.3%
271	American Campus Communities, Inc. (m)	11,619
92	AvalonBay Communities, Inc. (m)	15,977
63	Boston Properties, Inc. (m)	8,874
416	Brixmor Property Group, Inc. (m)	11,038
496	General Growth Properties, Inc. (m)	14,661
646	Kimco Realty Corp. (m)	17,345
262	Outfront Media, Inc. (m)	7,829
314	Rayonier, Inc. (m)	8,462
175	Regency Centers Corp. (m)	11,900
159	Vornado Realty Trust (m)	17,852
358	Weyerhaeuser Co. (m)	11,878

		137,435

	Real Estate Management & Development — 1.2%
1,011	CBRE Group, Inc., Class A (a)	39,140

	Thrifts & Mortgage Finance — 0.2%
630	Hudson City Bancorp, Inc.	6,603

	Total Financials	640,977

Health Care — 11.4%
	Biotechnology — 1.4%
39	Intercept Pharmaceuticals, Inc. (a)	11,027
66	Receptos, Inc. (a)	10,916
186	Vertex Pharmaceuticals, Inc. (a)	21,919

		43,862

	Health Care Equipment & Supplies — 1.0%
21	Becton, Dickinson and Co. (m)	3,032
256	Insulet Corp. (a)	8,538
209	Sirona Dental Systems, Inc. (a)	18,808

		30,378

	Health Care Providers & Services — 5.8%
204	Acadia Healthcare Co., Inc. (a)	14,621
187	AmerisourceBergen Corp.	21,298
841	Brookdale Senior Living, Inc. (a)	31,771
232	Cigna Corp. (m)	30,025
551	Envision Healthcare Holdings, Inc. (a)	21,123
72	Henry Schein, Inc. (a)	10,033
261	Humana, Inc.	46,502
336	Premier, Inc., Class A (a)	12,634

		188,007

	Health Care Technology — 0.3%
122	Inovalon Holdings, Inc., Class A (a)	3,670

JPMorgan Mid Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Health Care Technology — continued
279	Veeva Systems, Inc., Class A (a)	7,123

		10,793

	Life Sciences Tools & Services — 1.1%
187	Illumina, Inc. (a)	34,730

	Pharmaceuticals — 1.8%
98	Jazz Pharmaceuticals plc, (Ireland) (a)	16,864
171	Mylan N.V. (a)	10,167
75	Perrigo Co. plc, (Ireland)	12,366
99	Valeant Pharmaceuticals International, Inc. (a)	19,604

		59,001

	Total Health Care	366,771

Industrials — 11.5%
	Airlines — 0.8%
552	Delta Air Lines, Inc.	24,795

	Building Products — 2.0%
293	A.O. Smith Corp.	19,265
698	Fortune Brands Home & Security, Inc.	33,143
112	Lennox International, Inc.	12,551

		64,959

	Commercial Services & Supplies — 0.5%
119	Stericycle, Inc. (a)	16,775

	Electrical Equipment — 2.5%
221	Acuity Brands, Inc.	37,164
270	AMETEK, Inc.	14,198
160	Hubbell, Inc., Class B	17,589
154	Regal-Beloit Corp.	12,317

		81,268

	Industrial Conglomerates — 1.3%
449	Carlisle Cos., Inc.	41,625

	Machinery — 2.2%
221	IDEX Corp.	16,776
147	Middleby Corp. (The) (a)	15,069
179	Pall Corp.	17,961
287	Rexnord Corp. (a)	7,651
99	Snap-on, Inc.	14,531

		71,988

	Professional Services — 0.5%
172	Equifax, Inc.	15,960

	Trading Companies & Distributors — 1.7%
733	HD Supply Holdings, Inc. (a)	22,833
207	MSC Industrial Direct Co., Inc., Class A	14,922
124	Watsco, Inc.	15,555

		53,310

	Total Industrials	370,680

Information Technology — 16.5%
	Communications Equipment — 1.7%
157	Arista Networks, Inc. (a)	11,059
371	Aruba Networks, Inc. (a)	9,088
606	Ciena Corp. (a)	11,706
315	CommScope Holding Co., Inc. (a)	8,978
101	Palo Alto Networks, Inc. (a)	14,681

		55,512

	Electronic Equipment, Instruments & Components — 2.2%
772	Amphenol Corp., Class A	45,494
405	Arrow Electronics, Inc. (a)	24,735

		70,229

	Internet Software & Services — 1.6%
103	CoStar Group, Inc. (a)	20,456
402	Dealertrack Technologies, Inc. (a)	15,485
311	Twitter, Inc. (a)	15,555

		51,496

	IT Services — 2.9%
101	Alliance Data Systems Corp. (a)	29,922
200	Gartner, Inc. (a)	16,795
372	Jack Henry & Associates, Inc.	25,996
558	VeriFone Systems, Inc. (a)	19,479

		92,192

	Semiconductors & Semiconductor Equipment — 4.1%
273	Analog Devices, Inc.	17,225
737	Applied Materials, Inc.	16,620
246	Avago Technologies Ltd., (Singapore)	31,288
110	KLA-Tencor Corp.	6,398
184	Lam Research Corp.	12,909
303	NXP Semiconductors N.V., (Netherlands) (a)	30,389
403	Xilinx, Inc.	17,052

		131,881

	Software — 4.0%
295	Autodesk, Inc. (a)	17,311
338	Electronic Arts, Inc. (a)	19,897
263	Guidewire Software, Inc. (a)	13,847
277	Mobileye N.V., (Israel) (a)	11,625
98	NetSuite, Inc. (a)	9,109
213	ServiceNow, Inc. (a)	16,812

JPMorgan Mid Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Software — continued
408	Synopsys, Inc. (a)	18,893
112	Tableau Software, Inc., Class A (a)	10,344
138	Workday, Inc., Class A (a)	11,682

		129,520

	Total Information Technology	530,830

Materials — 4.4%
	Chemicals — 2.7%
175	Airgas, Inc.	18,521
207	Albemarle Corp.	10,912
183	Sherwin-Williams Co. (The)	52,195
34	Sigma-Aldrich Corp.	4,726

		86,354

	Construction Materials — 0.5%
198	Eagle Materials, Inc.	16,553

	Containers & Packaging — 1.2%
177	Ball Corp.	12,492
164	Rock-Tenn Co., Class A	10,554
277	Silgan Holdings, Inc.	16,118

		39,164

	Total Materials	142,071

Utilities — 4.4%
	Electric Utilities — 1.4%
222	Edison International	13,847
401	Westar Energy, Inc.	15,539
414	Xcel Energy, Inc.	14,394

		43,780

	Gas Utilities — 0.9%
158	National Fuel Gas Co.	9,560
890	Questar Corp.	21,237

		30,797

	Multi-Utilities — 2.1%
772	CenterPoint Energy, Inc.	15,751
463	CMS Energy Corp. (m)	16,161
153	NiSource, Inc.	6,768
147	Sempra Energy	16,031
262	Wisconsin Energy Corp.	12,977

		67,688

	Total Utilities	142,265

	Total Common Stocks (Cost $2,233,255)	3,095,304

Short-Term Investment — 3.5%
	Investment Company — 3.5%
112,501	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.040% (b) (l) (m) (Cost $112,501)	112,501

	Total Investments — 99.6% (Cost $2,345,756)	3,207,805
	Other Assets in Excess of Liabilities — 0.4%	11,465

	NET ASSETS — 100.0%	$3,219,270

Percentages indicated are based on net assets.

JPMorgan Mid Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of March 31, 2015.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of March 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$910,673
Aggregate gross unrealized depreciation	(48,624)

Net unrealized appreciation/depreciation	$862,049

Federal income tax cost of investments	$2,345,756

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$3,207,805	$—	$—	$3,207,805

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2015.

JPMorgan Small Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 95.5%
Consumer Discretionary — 12.1%
	Auto Components — 1.5%
154	Cooper Tire & Rubber Co.	6,584
55	Stoneridge, Inc. (a)	618
187	Tower International, Inc. (a)	4,980

		12,182

	Distributors — 0.3%
31	Core-Mark Holding Co., Inc.	2,020
9	VOXX International Corp. (a)	82

		2,102

	Diversified Consumer Services — 0.3%
9	Capella Education Co.	590
124	LifeLock, Inc. (a)	1,744

		2,334

	Hotels, Restaurants & Leisure — 1.5%
75	Bloomin’ Brands, Inc.	1,822
15	Dave & Buster’s Entertainment, Inc. (a)	466
59	Jack in the Box, Inc.	5,659
174	Ruth’s Hospitality Group, Inc.	2,760
35	Sonic Corp.	1,113

		11,820

	Household Durables — 1.9%
92	Helen of Troy Ltd., (Bermuda) (a)	7,497
29	Jarden Corp. (a)	1,510
67	KB Home	1,042
14	Libbey, Inc.	543
21	Lifetime Brands, Inc.	313
10	NACCO Industries, Inc., Class A	503
136	Skullcandy, Inc. (a)	1,541
42	Universal Electronics, Inc. (a)	2,354

		15,303

	Internet & Catalog Retail — 0.2%
38	Lands’ End, Inc. (a)	1,371

	Leisure Products — 0.1%
66	Nautilus, Inc. (a)	1,005

	Media — 1.7%
237	E.W. Scripps Co. (The), Class A (a)	6,729
33	Entercom Communications Corp., Class A (a)	402
84	Journal Communications, Inc., Class A (a)	1,248
12	Live Nation Entertainment, Inc. (a)	303
17	New Media Investment Group, Inc.	395
45	Nexstar Broadcasting Group, Inc., Class A	2,558
77	Sinclair Broadcast Group, Inc., Class A	2,415

		14,050

	Specialty Retail — 3.7%
83	Barnes & Noble, Inc. (a)	1,971
104	Brown Shoe Co., Inc.	3,401
67	Cato Corp. (The), Class A	2,653
9	Children’s Place, Inc. (The)	578
45	Citi Trends, Inc. (a)	1,212
200	Express, Inc. (a)	3,311
62	Lithia Motors, Inc., Class A	6,154
1,015	Office Depot, Inc. (a)	9,334
13	Outerwall, Inc.	880
23	Systemax, Inc. (a)	276
25	Tilly’s, Inc., Class A (a)	385

		30,155

	Textiles, Apparel & Luxury Goods — 0.9%
29	G-III Apparel Group Ltd. (a)	3,222
121	Iconix Brand Group, Inc. (a)	4,077

		7,299

	Total Consumer Discretionary	97,621

Consumer Staples — 3.4%
	Food & Staples Retailing — 2.2%
49	Andersons, Inc. (The)	2,031
708	Rite Aid Corp. (a)	6,156
74	Smart & Final Stores, Inc. (a)	1,300
187	SpartanNash Co.	5,897
190	SUPERVALU, Inc. (a)	2,210

		17,594

	Food Products — 0.8%
137	Pilgrim’s Pride Corp.	3,093
51	Pinnacle Foods, Inc.	2,085
16	Sanderson Farms, Inc.	1,306

		6,484

	Personal Products — 0.4%
27	Revlon, Inc., Class A (a)	1,108
21	USANA Health Sciences, Inc. (a)	2,345

		3,453

	Total Consumer Staples	27,531

Energy — 3.7%
	Energy Equipment & Services — 0.9%
55	C&J Energy Services Ltd. (a)	612
55	Dawson Geophysical Co. (a)	236
60	Forum Energy Technologies, Inc. (a)	1,180

JPMorgan Small Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Energy Equipment & Services — continued
61	Helix Energy Solutions Group, Inc. (a)	916
67	Matrix Service Co. (a)	1,175
16	Pioneer Energy Services Corp. (a)	88
64	Superior Energy Services, Inc.	1,431
119	Tesco Corp.	1,347

		6,985

	Oil, Gas & Consumable Fuels — 2.8%
193	Abraxas Petroleum Corp. (a)	628
72	Callon Petroleum Co. (a)	538
69	Carrizo Oil & Gas, Inc. (a)	3,416
63	Delek U.S. Holdings, Inc.	2,504
30	Energy XXI Ltd.	108
154	Green Plains, Inc.	4,400
47	Jones Energy, Inc., Class A (a)	420
195	Pacific Ethanol, Inc. (a)	2,104
196	Renewable Energy Group, Inc. (a)	1,804
6	REX American Resources Corp. (a)	359
47	Stone Energy Corp. (a)	693
19	TransAtlantic Petroleum Ltd. (a)	99
169	VAALCO Energy, Inc. (a)	414
1,083	Warren Resources, Inc. (a)	964
67	Western Refining, Inc.	3,304
15	World Fuel Services Corp.	845

		22,600

	Total Energy	29,585

Financials — 22.6%
	Banks — 8.2%
18	Banco Latinoamericano de Comercio Exterior S.A., (Panama), Class E	577
67	BBCN Bancorp, Inc.	965
15	BNC Bancorp	275
7	Bridge Bancorp, Inc.	183
39	Cathay General Bancorp	1,112
13	Citizens & Northern Corp.	254
9	Community Trust Bancorp, Inc.	286
8	ConnectOne Bancorp, Inc.	156
92	Customers Bancorp, Inc. (a)	2,237
152	East West Bancorp, Inc.	6,141
40	Fidelity Southern Corp.	681
24	Financial Institutions, Inc.	550
306	First BanCorp, (Puerto Rico) (a)	1,897
12	First Business Financial Services, Inc.	506
113	First Commonwealth Financial Corp.	1,019
29	First Community Bancshares, Inc.	507
25	First Financial Bancorp	452
22	First Merchants Corp.	523
46	First NBC Bank Holding Co. (a)	1,504
169	FirstMerit Corp.	3,221
164	Hanmi Financial Corp.	3,477
67	Hilltop Holdings, Inc. (a)	1,301
655	Huntington Bancshares, Inc.	7,240
6	IBERIABANK Corp.	353
21	MainSource Financial Group, Inc.	410
5	National Bankshares, Inc.	137
15	NBT Bancorp, Inc.	378
121	PacWest Bancorp	5,678
49	Pinnacle Financial Partners, Inc.	2,156
197	Popular, Inc., (Puerto Rico) (a)	6,771
52	Preferred Bank	1,426
25	PrivateBancorp, Inc.	876
8	Prosperity Bancshares, Inc.	399
28	Sierra Bancorp	469
68	Southwest Bancorp, Inc.	1,217
57	State Bank Financial Corp.	1,189
11	Stonegate Bank	320
68	Susquehanna Bancshares, Inc.	938
7	SVB Financial Group (a)	940
81	TriCo Bancshares	1,947
74	TriState Capital Holdings, Inc. (a)	774
30	Triumph Bancorp, Inc. (a)	410
13	WesBanco, Inc.	437
21	West Bancorporation, Inc.	422
323	Wilshire Bancorp, Inc.	3,224
10	Yadkin Financial Corp. (a)	197

		66,132

	Capital Markets — 1.2%
17	Arlington Asset Investment Corp., Class A	414
305	BGC Partners, Inc., Class A	2,883
112	Cowen Group, Inc., Class A (a)	584
154	Investment Technology Group, Inc. (a)	4,668
29	Manning & Napier, Inc.	381
6	Oppenheimer Holdings, Inc., Class A	134
20	Piper Jaffray Cos. (a)	1,049

		10,113

	Consumer Finance — 0.9%
86	Cash America International, Inc.	1,997
47	Encore Capital Group, Inc. (a)	1,971
78	Enova International, Inc. (a)	1,542

JPMorgan Small Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Consumer Finance — continued
74	Green Dot Corp., Class A (a)	1,175
17	Nelnet, Inc., Class A	790

		7,475

	Insurance — 2.6%
198	American Equity Investment Life Holding Co.	5,756
37	Aspen Insurance Holdings Ltd., (Bermuda)	1,729
56	Atlas Financial Holdings, Inc. (a)	988
249	CNO Financial Group, Inc.	4,289
13	Crawford & Co., Class B	113
31	HCI Group, Inc.	1,408
9	Horace Mann Educators Corp.	301
138	Maiden Holdings Ltd., (Bermuda)	2,047
18	Selective Insurance Group, Inc.	526
59	Stewart Information Services Corp.	2,394
33	Symetra Financial Corp.	765
20	United Fire Group, Inc.	632
6	Validus Holdings Ltd., (Bermuda)	255

		21,203

	Real Estate Investment Trusts (REITs) — 8.9%
5	Agree Realty Corp.	168
22	American Campus Communities, Inc.	947
449	Anworth Mortgage Asset Corp.	2,287
21	Ashford Hospitality Prime, Inc.	347
493	Ashford Hospitality Trust, Inc.	4,741
346	Capstead Mortgage Corp.	4,070
142	Chambers Street Properties	1,122
45	Chatham Lodging Trust	1,318
39	Chesapeake Lodging Trust	1,316
58	CoreSite Realty Corp.	2,828
129	Cousins Properties, Inc.	1,365
36	DCT Industrial Trust, Inc.	1,262
48	DDR Corp.	888
81	DiamondRock Hospitality Co.	1,140
16	EastGroup Properties, Inc.	968
39	Education Realty Trust, Inc.	1,386
227	First Industrial Realty Trust, Inc.	4,854
16	Franklin Street Properties Corp.	206
99	GEO Group, Inc. (The)	4,348
27	Government Properties Income Trust	608
8	Home Properties, Inc.	540
29	Hudson Pacific Properties, Inc.	962
31	LaSalle Hotel Properties	1,205
20	LTC Properties, Inc.	911
6	Mid-America Apartment Communities, Inc.	466
16	Parkway Properties, Inc.	285
39	Pebblebrook Hotel Trust	1,812
84	Pennsylvania Real Estate Investment Trust	1,961
92	PennyMac Mortgage Investment Trust	1,957
107	Potlatch Corp.	4,264
20	PS Business Parks, Inc.	1,686
82	RAIT Financial Trust	563
14	Ramco-Gershenson Properties Trust	268
101	Redwood Trust, Inc.	1,807
193	Retail Opportunity Investments Corp.	3,523
105	RLJ Lodging Trust	3,278
45	Silver Bay Realty Trust Corp.	721
156	Strategic Hotels & Resorts, Inc. (a)	1,934
267	Summit Hotel Properties, Inc.	3,758
7	Sun Communities, Inc.	480
180	Sunstone Hotel Investors, Inc.	3,008
30	UMH Properties, Inc.	301
9	WP GLIMCHER, Inc.	144

		72,003

	Real Estate Management & Development — 0.2%
44	RE/MAX Holdings, Inc., Class A	1,448

	Thrifts & Mortgage Finance — 0.6%
12	BofI Holding, Inc. (a)	1,098
100	Flagstar Bancorp, Inc. (a)	1,447
30	HomeStreet, Inc. (a)	553
34	PennyMac Financial Services, Inc., Class A (a)	575
42	Walker & Dunlop, Inc. (a)	752
9	Washington Federal, Inc.	198

		4,623

	Total Financials	182,997

Health Care — 14.2%
	Biotechnology — 6.5%
19	Acceleron Pharma, Inc. (a)	719
129	Achillion Pharmaceuticals, Inc. (a)	1,273
4	Adamas Pharmaceuticals, Inc. (a)	72
2	Agios Pharmaceuticals, Inc. (a)	198
16	Alnylam Pharmaceuticals, Inc. (a)	1,702
56	Applied Genetic Technologies Corp. (a)	1,109
23	Ardelyx, Inc. (a)	302
164	ARIAD Pharmaceuticals, Inc. (a)	1,355

JPMorgan Small Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Biotechnology — continued
38	Atara Biotherapeutics, Inc. (a)	1,580
16	Auspex Pharmaceuticals, Inc. (a)	1,564
7	Avalanche Biotechnologies, Inc. (a)	280
60	Bellicum Pharmaceuticals, Inc. (a)	1,379
31	Bluebird Bio, Inc. (a)	3,744
33	Calithera Biosciences, Inc. (a)	544
27	Cara Therapeutics, Inc. (a)	266
82	Celladon Corp. (a)	1,549
120	Celldex Therapeutics, Inc. (a)	3,347
9	Clovis Oncology, Inc. (a)	653
36	Dicerna Pharmaceuticals, Inc. (a)	867
76	Eleven Biotherapeutics, Inc. (a)	676
23	FibroGen, Inc. (a)	712
13	Immune Design Corp. (a)	279
147	Infinity Pharmaceuticals, Inc. (a)	2,052
67	Insmed, Inc. (a)	1,385
2	Intercept Pharmaceuticals, Inc. (a)	479
80	Invitae Corp. (a)	1,332
19	Isis Pharmaceuticals, Inc. (a)	1,197
5	Karyopharm Therapeutics, Inc. (a)	150
75	Kindred Biosciences, Inc. (a)	536
58	Kite Pharma, Inc. (a)	3,340
46	MacroGenics, Inc. (a)	1,437
272	Oncothyreon, Inc. (a)	444
5	Ophthotech Corp. (a)	228
14	Puma Biotechnology, Inc. (a)	3,211
21	Receptos, Inc. (a)	3,496
5	Sage Therapeutics, Inc. (a)	231
27	Synageva BioPharma Corp. (a)	2,585
276	Threshold Pharmaceuticals, Inc. (a)	1,121
43	Tokai Pharmaceuticals, Inc. (a)	487
20	Ultragenyx Pharmaceutical, Inc. (a)	1,223
116	Vitae Pharmaceuticals, Inc. (a)	1,355
77	Xencor, Inc. (a)	1,183
10	Zafgen, Inc. (a)	380

		52,022

	Health Care Equipment & Supplies — 2.8%
106	Cynosure, Inc., Class A (a)	3,260
31	DexCom, Inc. (a)	1,914
139	Greatbatch, Inc. (a)	8,030
12	ICU Medical, Inc. (a)	1,071
79	Inogen, Inc. (a)	2,540
68	Insulet Corp. (a)	2,281
58	NuVasive, Inc. (a)	2,677
147	OraSure Technologies, Inc. (a)	962
1	Roka Bioscience, Inc. (a)	3

		22,738

	Health Care Providers & Services — 3.3%
67	Amsurg Corp. (a)	4,142
126	BioTelemetry, Inc. (a)	1,112
152	Civitas Solutions, Inc. (a)	3,172
362	Cross Country Healthcare, Inc. (a)	4,289
99	Genesis Healthcare, Inc. (a)	706
95	Molina Healthcare, Inc. (a)	6,372
50	Owens & Minor, Inc.	1,692
73	Surgical Care Affiliates, Inc. (a)	2,489
5	Trupanion, Inc. (a)	38
25	WellCare Health Plans, Inc. (a)	2,314

		26,326

	Health Care Technology — 0.4%
42	Inovalon Holdings, Inc., Class A (a)	1,260
499	Merge Healthcare, Inc. (a)	2,232

		3,492

	Life Sciences Tools & Services — 0.4%
82	Cambrex Corp. (a)	3,258

	Pharmaceuticals — 0.8%
58	Amphastar Pharmaceuticals, Inc. (a)	860
41	Flex Pharma, Inc. (a)	809
17	Furiex Pharmaceuticals, Inc. (a) (i)	168
4	Jazz Pharmaceuticals plc, (Ireland) (a)	708
27	Lannett Co., Inc. (a)	1,849
46	Medicines Co. (The) (a)	1,297
30	Revance Therapeutics, Inc. (a)	616
6	ZS Pharma, Inc. (a)	240

		6,547

	Total Health Care	114,383

Industrials — 14.4%
	Aerospace & Defense — 1.3%
80	AAR Corp.	2,465
52	Cubic Corp.	2,708
7	Curtiss-Wright Corp.	488
159	Engility Holdings, Inc.	4,779
3	Triumph Group, Inc.	167

		10,607

	Air Freight & Logistics — 0.2%
20	Atlas Air Worldwide Holdings, Inc. (a)	865

JPMorgan Small Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Air Freight & Logistics — continued
19	Park-Ohio Holdings Corp.	979

		1,844

	Airlines — 1.5%
68	Alaska Air Group, Inc.	4,487
331	Hawaiian Holdings, Inc. (a)	7,287

		11,774

	Building Products — 0.8%
108	American Woodmark Corp. (a)	5,905
46	Gibraltar Industries, Inc. (a)	755

		6,660

	Commercial Services & Supplies — 4.3%
167	ABM Industries, Inc.	5,308
709	ACCO Brands Corp. (a)	5,889
83	ARC Document Solutions, Inc. (a)	767
64	Brady Corp., Class A	1,802
13	CECO Environmental Corp.	133
429	Cenveo, Inc. (a)	917
127	Deluxe Corp.	8,771
13	Herman Miller, Inc.	361
201	Kimball International, Inc., Class B	2,107
59	Knoll, Inc.	1,380
39	Matthews International Corp., Class A	2,009
13	Quad/Graphics, Inc.	294
146	Steelcase, Inc., Class A	2,763
6	UniFirst Corp.	753
20	United Stationers, Inc.	832
19	Viad Corp.	526

		34,612

	Construction & Engineering — 0.9%
73	Argan, Inc.	2,651
55	EMCOR Group, Inc.	2,533
78	Tutor Perini Corp. (a)	1,815

		6,999

	Electrical Equipment — 0.5%
36	EnerSys	2,293
17	Regal-Beloit Corp.	1,319

		3,612

	Machinery — 2.5%
29	Barnes Group, Inc.	1,162
24	Columbus McKinnon Corp.	649
78	Federal Signal Corp.	1,227
58	Global Brass & Copper Holdings, Inc.	894
26	Greenbrier Cos., Inc. (The)	1,485
10	Hurco Cos., Inc.	336
19	Hyster-Yale Materials Handling, Inc.	1,407
37	Kadant, Inc.	1,925
27	LB Foster Co., Class A	1,268
515	Meritor, Inc. (a)	6,493
5	Standex International Corp.	394
48	TriMas Corp. (a)	1,466
91	Wabash National Corp. (a)	1,282
6	Watts Water Technologies, Inc., Class A	325

		20,313

	Marine — 0.6%
116	Matson, Inc.	4,895

	Professional Services — 0.7%
63	Barrett Business Services, Inc.	2,699
11	CRA International, Inc. (a)	330
18	Heidrick & Struggles International, Inc.	433
10	Kelly Services, Inc., Class A	169
38	RPX Corp. (a)	553
33	TrueBlue, Inc. (a)	791
11	VSE Corp.	933

		5,908

	Road & Rail — 1.1%
3	AMERCO	958
126	ArcBest Corp.	4,774
13	Avis Budget Group, Inc. (a)	738
11	Quality Distribution, Inc. (a)	114
76	Swift Transportation Co. (a)	1,975
13	Universal Truckload Services, Inc.	325

		8,884

	Trading Companies & Distributors — 0.0% (g)
42	General Finance Corp. (a)	341

	Total Industrials	116,449

Information Technology — 17.0%
	Communications Equipment — 0.7%
180	Aerohive Networks, Inc. (a)	802
79	Alliance Fiber Optic Products, Inc.	1,367
46	ARRIS Group, Inc. (a)	1,315
137	Extreme Networks, Inc. (a)	432
105	Polycom, Inc. (a)	1,407

		5,323

	Electronic Equipment, Instruments & Components — 2.6%
167	Benchmark Electronics, Inc. (a)	4,008

JPMorgan Small Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Electronic Equipment, Instruments & Components — continued
31	Fabrinet, (Thailand) (a)	583
153	Insight Enterprises, Inc. (a)	4,358
147	Kimball Electronics, Inc. (a)	2,081
12	Littelfuse, Inc.	1,232
56	Newport Corp. (a)	1,058
315	Sanmina Corp. (a)	7,610

		20,930

	Internet Software & Services — 1.8%
209	Blucora, Inc. (a)	2,859
123	Carbonite, Inc. (a)	1,755
73	Cornerstone OnDemand, Inc. (a)	2,115
28	Intralinks Holdings, Inc. (a)	288
15	Q2 Holdings, Inc. (a)	325
110	WebMD Health Corp. (a)	4,810
48	Yelp, Inc. (a)	2,287

		14,439

	IT Services — 3.1%
54	CACI International, Inc., Class A (a)	4,820
12	EVERTEC, Inc., (Puerto Rico)	260
348	Global Cash Access Holdings, Inc. (a)	2,651
34	Heartland Payment Systems, Inc.	1,588
147	Science Applications International Corp.	7,564
353	Unisys Corp. (a)	8,184

		25,067

	Semiconductors & Semiconductor Equipment — 4.5%
38	Alpha & Omega Semiconductor Ltd. (a)	340
122	Amkor Technology, Inc. (a)	1,078
500	Audience, Inc. (a)	2,270
34	Brooks Automation, Inc.	397
482	Cypress Semiconductor Corp. (a)	6,799
71	First Solar, Inc. (a)	4,239
75	Integrated Silicon Solution, Inc.	1,335
61	Lattice Semiconductor Corp. (a)	388
23	Nanometrics, Inc. (a)	379
81	OmniVision Technologies, Inc. (a)	2,133
55	Pericom Semiconductor Corp.	846
2	Photronics, Inc. (a)	16
82	Skyworks Solutions, Inc.	8,011
106	SunEdison, Inc. (a)	2,544
36	Synaptics, Inc. (a)	2,943
413	Ultra Clean Holdings, Inc. (a)	2,952

		36,670

	Software — 3.9%
9	Aspen Technology, Inc. (a)	331
363	AVG Technologies N.V., (Netherlands) (a)	7,863
24	Fair Isaac Corp.	2,094
8	Manhattan Associates, Inc. (a)	410
38	Model N, Inc. (a)	450
183	Pegasystems, Inc.	3,971
27	Progress Software Corp. (a)	742
44	PTC, Inc. (a)	1,595
97	Qlik Technologies, Inc. (a)	3,020
26	Qualys, Inc. (a)	1,204
8	Rovi Corp. (a)	144
247	Take-Two Interactive Software, Inc. (a)	6,295
312	TeleCommunication Systems, Inc., Class A (a)	1,196
52	Varonis Systems, Inc. (a)	1,332
46	Zendesk, Inc. (a)	1,041

		31,688

	Technology Hardware, Storage & Peripherals — 0.4%
63	Avid Technology, Inc. (a)	933
67	Super Micro Computer, Inc. (a)	2,228

		3,161

	Total Information Technology	137,278

Materials — 3.6%
	Chemicals — 1.7%
69	A Schulman, Inc.	3,316
49	Axiall Corp.	2,314
57	FutureFuel Corp.	587
6	Innospec, Inc.	264
38	Koppers Holdings, Inc.	756
100	Kronos Worldwide, Inc.	1,263
62	Minerals Technologies, Inc.	4,540
71	OMNOVA Solutions, Inc. (a)	601

		13,641

	Containers & Packaging — 1.0%
237	Graphic Packaging Holding Co.	3,447
70	Rock-Tenn Co., Class A	4,522

		7,969

	Metals & Mining — 0.5%
151	Commercial Metals Co.	2,445
75	Worthington Industries, Inc.	1,990

		4,435

	Paper & Forest Products — 0.4%
66	Boise Cascade Co. (a)	2,469

JPMorgan Small Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Paper & Forest Products — continued
55	Resolute Forest Products, Inc., (Canada) (a)	950

		3,419

	Total Materials	29,464

Telecommunication Services — 1.1%
	Diversified Telecommunication Services — 1.0%
143	8x8, Inc. (a)	1,202
36	IDT Corp., Class B	641
321	Inteliquent, Inc.	5,048
148	magicJack VocalTec Ltd., (Israel) (a)	1,014

		7,905

	Wireless Telecommunication Services — 0.1%
85	RingCentral, Inc., Class A (a)	1,295

	Total Telecommunication Services	9,200

Utilities — 3.4%
	Electric Utilities — 1.3%
7	El Paso Electric Co.	274
20	Empire District Electric Co. (The)	501
33	IDACORP, Inc.	2,043
17	MGE Energy, Inc.	758
159	Portland General Electric Co.	5,890
16	Spark Energy, Inc., Class A	232
3	UIL Holdings Corp.	159
12	Westar Energy, Inc.	446

		10,303

	Gas Utilities — 0.8%
2	AGL Resources, Inc.	123
8	Chesapeake Utilities Corp.	418
19	Laclede Group, Inc. (The)	978
97	New Jersey Resources Corp.	3,007
9	Northwest Natural Gas Co.	417
16	Southwest Gas Corp.	931
10	WGL Holdings, Inc.	564

		6,438

	Independent Power & Renewable Electricity Producers — 1.2%
300	Dynegy, Inc. (a)	9,429
32	Vivint Solar, Inc. (a)	386

		9,815

	Water Utilities — 0.1%
22	American States Water Co.	878

	Total Utilities	27,434

	Total Common Stocks (Cost $567,982)	771,942

NUMBER OF WARRANTS	SECURITY DESCRIPTION	VALUE($)
Warrants — 0.0% (g)
Financials — 0.0% (g)
	Consumer Finance — 0.0% (g)
2	Imperial Holdings, Inc., expiring 10/01/19 (Strike Price $10.75) (a) (i) (Cost $–)	—

SHARES
Short-Term Investment — 4.1%
	Investment Company — 4.1%
32,996	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.040% (b) (l) (Cost $32,996)	32,996

	Total Investments — 99.6% (Cost $600,978)	804,938
	Other Assets in Excess of Liabilities — 0.4% (c)	3,256

	NET ASSETS — 100.0%	$808,194

Percentages indicated are based on net assets.

JPMorgan Small Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

(Amounts in thousands, except number of Futures contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT MARCH 31, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
280	E-mini Russell 2000	06/19/15	$34,969	$817

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	—	Included in this amount is cash segregated as collateral for futures contracts.
(g)	—	Amount rounds to less than 0.1%.
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	—	The rate shown is the current yield as of March 31, 2015.

As of March 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$234,241
Aggregate gross unrealized depreciation	(30,281)

Net unrealized appreciation/depreciation	$203,960

Federal income tax cost of investments	$600,978

JPMorgan Small Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

A. Valuation — The valuation of the investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Funds’ investments. Investments for which market quotations are not readily available are fair valued by approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies, including J.P. Morgan Funds (the “Underlying Funds”), are valued at each investment company’s NAV as of the report date.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

JPMorgan Small Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following tables represent each valuation input as presented on the Schedules of Portfolio Investments (amount in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Consumer Discretionary	$97,621	$—	$—		$97,621
Consumer Staples	27,531	—	—		27,531
Energy	29,585	—	—		29,585
Financials	182,997	—	—		182,997
Health Care	114,215	—	168		114,383
Industrials	116,449	—	—		116,449
Information Technology	137,278	—	—		137,278
Materials	29,464	—	—		29,464
Telecommunication Services	9,200	—	—		9,200
Utilities	27,434	—	—		27,434

Total Common Stocks	771,774	—	168		771,942

Warrant
Financials	—	—	—	(a)	–	(a)
Short-Term Investment
Investment Company	32,996	—	—		32,996

Total Investments in Securities	$804,770	$—	$168		$804,938

Appreciation in Other Financial Instruments
Futures Contracts	$817	$—	$—		$817

(a)	Value is zero.

There were no transfers between Levels 1 and 2 during the period ended March 31, 2015.

JPMorgan Small Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 96.3%
Consumer Discretionary — 20.2%
	Auto Components — 1.7%
1,451	Dana Holding Corp.	30,706
441	Drew Industries, Inc.	27,111

		57,817

	Distributors — 1.8%
859	Pool Corp.	59,897

	Diversified Consumer Services — 1.8%
677	Ascent Capital Group, Inc., Class A (a)	26,948
1,005	ServiceMaster Global Holdings, Inc. (a)	33,926

		60,874

	Hotels, Restaurants & Leisure — 3.5%
1,134	Brinker International, Inc.	69,806
725	Monarch Casino & Resort, Inc. (a)	13,868
512	Papa John’s International, Inc.	31,651
124	Zoe’s Kitchen, Inc. (a)	4,124

		119,449

	Household Durables — 2.8%
1,767	Jarden Corp. (a)	93,448

	Leisure Products — 1.5%
546	Brunswick Corp.	28,071
1,018	Malibu Boats, Inc., Class A (a)	23,771

		51,842

	Media — 3.5%
1,103	Cinemark Holdings, Inc.	49,718
1,023	E.W. Scripps Co. (The), Class A (a)	29,088
526	Morningstar, Inc.	39,403

		118,209

	Specialty Retail — 1.8%
1,627	American Eagle Outfitters, Inc.	27,785
1,904	Chico’s FAS, Inc.	33,676

		61,461

	Textiles, Apparel & Luxury Goods — 1.8%
3,004	Crocs, Inc. (a)	35,472
774	Iconix Brand Group, Inc. (a)	26,076

		61,548

	Total Consumer Discretionary	684,545

Consumer Staples — 3.0%
	Food Products — 1.2%
390	J&J Snack Foods Corp.	41,566

	Household Products — 1.8%
677	Spectrum Brands Holdings, Inc.	60,656

	Total Consumer Staples	102,222

Energy — 3.4%
	Energy Equipment & Services — 1.8%
287	Dril-Quip, Inc. (a)	19,599
1,495	Patterson-UTI Energy, Inc.	28,063
616	Tidewater, Inc.	11,782

		59,444

	Oil, Gas & Consumable Fuels — 1.6%
259	Cimarex Energy Co.	29,831
1,170	Laredo Petroleum, Inc. (a)	15,251
645	Oasis Petroleum, Inc. (a)	9,166

		54,248

	Total Energy	113,692

Financials — 21.1%
	Banks — 9.3%
2,899	Associated Banc-Corp.	53,927
1,247	BankUnited, Inc.	40,818
1,513	First Financial Bancorp	26,948
1,535	First Horizon National Corp. (m)	21,933
522	First Republic Bank	29,797
836	Glacier Bancorp, Inc.	21,028
1,240	Great Western Bancorp, Inc.	27,303
384	IBERIABANK Corp.	24,226
2,058	Umpqua Holdings Corp.	35,349
1,133	Western Alliance Bancorp (a)	33,595

		314,924

	Capital Markets — 4.3%
698	Eaton Vance Corp.	29,084
586	Greenhill & Co., Inc.	23,226
1,233	HFF, Inc., Class A	46,290
1,336	Janus Capital Group, Inc.	22,974
850	Moelis & Co., Class A	25,591

		147,165

	Insurance — 1.5%
1,120	ProAssurance Corp.	51,405

	Real Estate Investment Trusts (REITs) — 5.0%
540	EastGroup Properties, Inc. (m)	32,488
481	Mid-America Apartment Communities, Inc. (m)	37,131
1,163	National Retail Properties, Inc. (m)	47,641
1,724	RLJ Lodging Trust (m)	53,975

		171,235

	Real Estate Management & Development — 1.0%
109	Marcus & Millichap, Inc. (a)	4,096

JPMorgan Small Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Real Estate Management & Development — continued
616	Realogy Holdings Corp. (a)	27,993

		32,089

	Total Financials	716,818

Health Care — 10.4%
	Health Care Equipment & Supplies — 3.3%
379	IDEXX Laboratories, Inc. (a)	58,472
908	West Pharmaceutical Services, Inc.	54,659

		113,131

	Health Care Providers & Services — 5.3%
767	Centene Corp. (a)	54,211
904	Hanger, Inc. (a)	20,508
273	HealthEquity, Inc. (a)	6,818
980	HealthSouth Corp.	43,455
406	Magellan Health, Inc. (a)	28,782
296	WellCare Health Plans, Inc. (a)	27,115

		180,889

	Health Care Technology — 0.3%
254	Omnicell, Inc. (a)	8,930

	Pharmaceuticals — 1.5%
1,586	Catalent, Inc. (a)	49,409

	Total Health Care	352,359

Industrials — 17.9%
	Air Freight & Logistics — 0.6%
392	Forward Air Corp.	21,281

	Building Products — 0.2%
662	Ply Gem Holdings, Inc. (a)	8,601

	Commercial Services & Supplies — 5.5%
1,168	Herman Miller, Inc.	32,430
1,087	KAR Auction Services, Inc.	41,248
303	US Ecology, Inc.	15,162
2,061	Waste Connections, Inc.	99,219

		188,059

	Construction & Engineering — 0.7%
1,058	Comfort Systems USA, Inc.	22,251

	Electrical Equipment — 2.0%
945	Generac Holdings, Inc. (a)	46,033
274	Regal-Beloit Corp.	21,879

		67,912

	Machinery — 7.1%
1,099	Allison Transmission Holdings, Inc.	35,117
1,009	Altra Industrial Motion Corp.	27,889
1,119	Douglas Dynamics, Inc.	25,549
633	RBC Bearings, Inc.	48,449
1,349	Rexnord Corp. (a)	36,015
949	Toro Co. (The)	66,521

		239,540

	Road & Rail — 1.0%
1,046	Knight Transportation, Inc.	33,730

	Trading Companies & Distributors — 0.8%
214	Watsco, Inc.	26,936

	Total Industrials	608,310

Information Technology — 11.9%
	Electronic Equipment, Instruments & Components — 1.6%
281	Anixter International, Inc. (a)	21,412
449	FEI Co.	34,293

		55,705

	Internet Software & Services — 1.9%
770	GrubHub, Inc. (a)	34,931
1,324	Q2 Holdings, Inc. (a)	27,981

		62,912

	IT Services — 1.1%
1,087	CoreLogic, Inc. (a)	38,352

	Semiconductors & Semiconductor Equipment — 0.3%
207	Freescale Semiconductor Ltd. (a)	8,424

	Software — 7.0%
789	Advent Software, Inc.	34,798
215	FactSet Research Systems, Inc.	34,235
370	Guidewire Software, Inc. (a)	19,483
524	Imperva, Inc. (a)	22,361
1,589	Monotype Imaging Holdings, Inc.	51,871
248	NetSuite, Inc. (a)	23,030
2,228	Rovi Corp. (a)	40,566
211	Splunk, Inc. (a)	12,503

		238,847

	Total Information Technology	404,240

Materials — 5.5%
	Containers & Packaging — 5.5%
948	AptarGroup, Inc.	60,232
1,216	Crown Holdings, Inc. (a) (m)	65,696
1,041	Silgan Holdings, Inc.	60,486

	Total Materials	186,414

JPMorgan Small Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
Utilities — 2.9%
	Electric Utilities — 1.6%
1,449	Portland General Electric Co.	53,743

	Multi-Utilities — 1.3%
847	NorthWestern Corp.	45,573

	Total Utilities	99,316

	Total Common Stocks (Cost $2,030,820)	3,267,916

Short-Term Investment — 3.6%
	Investment Company — 3.6%
123,236	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.040% (b) (l) (m) (Cost $123,236)	123,236

	Total Investments — 99.9% (Cost $2,154,056)	3,391,152
	Other Assets in Excess of Liabilities — 0.1%	3,938

	NET ASSETS — 100.0%	$3,395,090

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of March 31, 2015.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of March 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,343,308
Aggregate gross unrealized depreciation	(106,212)

Net unrealized appreciation/depreciation	$1,237,096

Federal income tax cost of investments	$2,154,056

JPMorgan Small Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$3,391,152	$—	$—	$3,391,152

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOIs. Please refer to the SOIs for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2015.

JPMorgan SmartAllocation Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Exchange Traded Funds — 47.5%
	International Equity — 14.8%
167,399	iShares MSCI EAFE ETF	10,741,994
99,651	iShares MSCI Emerging Markets ETF	3,998,995

	Total International Equity	14,740,989

	U.S. Equity — 32.7%
20,551	iShares Russell 2000 ETF	2,555,517
20,857	iShares Russell Mid-Cap ETF	3,610,764
139,692	Vanguard S&P 500 ETF	26,429,726

	Total U.S. Equity	32,596,007

	Total Exchange Traded Funds (Cost $44,634,300)	47,336,996

Investment Companies — 52.8% (b)
	Alternative Assets — 5.9%
408,558	JPMorgan Realty Income Fund, Class R5 Shares	5,964,949

	International Equity — 17.4%
249,903	JPMorgan Emerging Economies Fund, Class R5 Shares	3,131,284
139,098	JPMorgan Emerging Markets Equity Fund, Class R6 Shares	3,188,124
230,846	JPMorgan International Equity Fund, Class R6 Shares	3,638,138
244,993	JPMorgan International Opportunities Fund, Class R6 Shares	3,608,746
187,466	JPMorgan Intrepid International Fund, Institutional Class Shares (m)	3,781,195

	Total International Equity	17,347,487

	Money Market — 0.5%
463,984	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.040% (l) (m)	463,984

	U.S. Equity — 29.0%
397,761	JPMorgan Growth Advantage Fund, Class R6 Shares (a)	6,236,898
149,047	JPMorgan Intrepid America Fund, Class R5 Shares	5,717,442
32,297	JPMorgan Mid Cap Equity Fund, Class R6 Shares	1,520,205
551,355	JPMorgan U.S. Equity Fund, Class R6 Shares	8,160,050
88,416	JPMorgan U.S. Small Company Fund, Class R6 Shares	1,522,516
190,794	JPMorgan Value Advantage Fund, Institutional Class Shares (m)	5,775,340

	Total U.S. Equity	28,932,451

	Total Investment Companies (Cost $50,088,173)	52,708,871

	Total Investments — 100.3% (Cost $94,722,473)	100,045,867
	Liabilities in Excess of Other Assets — (0.3)%	(269,795)

	NET ASSETS — 100.0%	$99,776,072

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

EAFE	—	Europe, Australasia, and Far East
ETF	—	Exchange Traded Fund
MSCI	—	Morgan Stanley Capital International

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of March 31, 2015.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

JPMorgan SmartAllocation Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

As of March 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,345,089
Aggregate gross unrealized depreciation	(21,695)

Net unrealized appreciation/depreciation	$5,323,394

Federal income tax cost of investments	$94,722,473

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedules of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$100,045,867	$—	$—	$100,045,867

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2015.

JPMorgan SmartRetirement 2015 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Exchange Traded Fund — 0.5%
	International Equity — 0.5%
268,106	SPDR S&P Global Natural Resources ETF (Cost $13,746,209)	11,509,791

Investment Companies — 98.5% (b)
	Alternative Assets — 2.9%
495,539	JPMorgan Commodities Strategy Fund, Class R6 Shares (a)	5,118,913
4,761,666	JPMorgan Realty Income Fund, Class R5 Shares	69,520,318

	Total Alternative Assets	74,639,231

	Fixed Income — 52.4%
63,289,461	JPMorgan Core Bond Fund, Class R6 Shares	752,511,688
16,355,573	JPMorgan Corporate Bond Fund, Class R6 Shares	166,990,398
6,341,269	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	52,252,059
1,440,686	JPMorgan Emerging Markets Local Currency Debt Fund, Class R6 Shares	12,044,134
5,468,582	JPMorgan Floating Rate Income Fund, Class R6 Shares	53,646,794
17,356,463	JPMorgan High Yield Fund, Class R6 Shares	133,124,069
11,057,027	JPMorgan Inflation Managed Bond Fund, Class R6 Shares	114,329,659
5,245,223	JPMorgan Real Return Fund, Institutional Class Shares	52,399,775

	Total Fixed Income	1,337,298,576

	International Equity — 8.7%
801,596	JPMorgan Emerging Economies Fund, Class R5 Shares	10,043,999
851,764	JPMorgan Emerging Markets Equity Fund, Class R6 Shares	19,522,440
4,458,094	JPMorgan International Equity Fund, Class R6 Shares	70,259,557
3,696,262	JPMorgan International Opportunities Fund, Class R6 Shares	54,445,941
3,364,590	JPMorgan Intrepid International Fund, Institutional Class Shares	67,863,783

	Total International Equity	222,135,720

	Money Market — 7.7%
196,002,971	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.040% (l) (m)	196,002,971

	U.S. Equity — 26.8%
13,434,970	JPMorgan Disciplined Equity Fund, Class R6 Shares	322,439,283
5,477,700	JPMorgan Growth Advantage Fund, Class R6 Shares	85,890,340
1,895,944	JPMorgan Intrepid America Fund, Class R5 Shares	72,728,405
849,867	JPMorgan Mid Cap Equity Fund, Class R6 Shares	40,003,225
221,352	JPMorgan Small Cap Equity Fund, Class R5 Shares	11,224,755
876,803	JPMorgan Small Cap Growth Fund, Class R6 Shares	13,555,367
451,858	JPMorgan Small Cap Value Fund, Class R6 Shares	12,927,652
2,806,171	JPMorgan U.S. Equity Fund, Class R6 Shares	41,531,337
2,787,695	JPMorgan Value Advantage Fund, Institutional Class Shares	84,383,539

	Total U.S. Equity	684,683,903

	Total Investment Companies (Cost $2,286,360,090)	2,514,760,401

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 0.4%
9,945,000	U.S. Treasury Note, 0.375%, 01/31/16 (k) (Cost $9,961,456)	9,957,431

	Total Investments — 99.4% (Cost $2,310,067,755)	2,536,227,623
	Other Assets in Excess of Liabilities — 0.6%	15,904,646

	NET ASSETS — 100.0%	$2,552,132,269

Percentages indicated are based on net assets.

JPMorgan SmartRetirement 2015 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT MARCH 31, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
244	TOPIX Index	06/11/15	$31,401,509	$486,538
359	10 Year Australian Government Bond	06/15/15	36,277,625	566,399
55	SPI 200 Index	06/18/15	6,164,224	45,676
911	Dow Jones Euro STOXX 50 Index	06/19/15	35,567,560	82,598
362	U.S. Long Bond	06/19/15	59,322,750	616,412

	Short Futures Outstanding
(171)	S&P/Toronto 60 Index	06/18/15	(23,365,252)	(159,219)
(48)	E-mini S&P 500	06/19/15	(4,945,920)	44,121
(99)	FTSE 100 Index	06/19/15	(9,879,044)	(3,455)
(470)	2 Year U.S. Treasury Note	06/30/15	(103,003,437)	(250,651)
(632)	5 Year U.S. Treasury Note	06/30/15	(75,973,313)	(129,702)

				$1,298,717

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ETF	—	Exchange Traded Fund
SPDR	—	Standard & Poor’s Depositary Receipts

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of March 31, 2015.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

As of March 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$236,037,099
Aggregate gross unrealized depreciation	(9,877,231)
Net unrealized appreciation/depreciation	$226,159,868

Federal income tax cost of investments	$2,310,067,755

JPMorgan SmartRetirement 2015 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments. The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$2,526,270,192	$9,957,431	$—	$2,536,227,623
Appreciation in Other Financial Instruments
Futures Contracts	$1,841,744	$—	$—	$1,841,744
Depreciation in Other Financial Instruments
Futures Contracts	$(543,027)	$—	$—	$(543,027)

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually on the SOI. Level 2 consists of U.S. Treasury Note that is held for futures collateral. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2015.

JPMorgan SmartRetirement 2020 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Exchange Traded Fund — 0.1%
	International Equity — 0.1%
79,697	SPDR S&P Global Natural Resources ETF (Cost $4,224,563)	3,421,392

Investment Companies — 99.1% (b)
	Alternative Assets — 4.1%
516,425	JPMorgan Commodities Strategy Fund, Class R6 Shares (a)	5,334,672
15,449,404	JPMorgan Realty Income Fund, Class R5 Shares	225,561,304

	Total Alternative Assets	230,895,976

	Fixed Income — 45.8%
139,800,450	JPMorgan Core Bond Fund, Class R6 Shares	1,662,227,351
35,622,050	JPMorgan Corporate Bond Fund, Class R6 Shares	363,701,133
13,063,898	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	107,646,523
2,316,973	JPMorgan Emerging Markets Local Currency Debt Fund, Class R6 Shares	19,369,893
4,351,041	JPMorgan Floating Rate Income Fund, Class R6 Shares	42,683,711
32,632,161	JPMorgan High Yield Fund, Class R6 Shares	250,288,676
8,119,634	JPMorgan Inflation Managed Bond Fund, Class R6 Shares	83,957,014
5,284,877	JPMorgan Real Return Fund, Institutional Class Shares	52,795,925

	Total Fixed Income	2,582,670,226

	International Equity — 13.9%
5,548,078	JPMorgan Emerging Economies Fund, Class R5 Shares	69,517,415
3,786,066	JPMorgan Emerging Markets Equity Fund, Class R6 Shares	86,776,632
13,789,429	JPMorgan International Equity Fund, Class R6 Shares	217,321,405
12,555,929	JPMorgan International Opportunities Fund, Class R6 Shares	184,948,832
11,096,412	JPMorgan Intrepid International Fund, Institutional Class Shares (m)	223,814,631

	Total International Equity	782,378,915

	Money Market — 1.9%
107,341,582	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.040% (l) (m)	107,341,582

	U.S. Equity — 33.4%
25,082,051	JPMorgan Disciplined Equity Fund, Class R6 Shares (m)	601,969,220
17,553,893	JPMorgan Growth Advantage Fund, Class R6 Shares	275,245,045
7,039,364	JPMorgan Intrepid America Fund, Class R5 Shares	270,030,016
2,835,296	JPMorgan Mid Cap Equity Fund, Class R6 Shares	133,457,406
719,574	JPMorgan Small Cap Equity Fund, Class R5 Shares	36,489,599
2,649,635	JPMorgan Small Cap Growth Fund, Class R6 Shares	40,963,360
1,172,502	JPMorgan Small Cap Value Fund, Class R6 Shares	33,545,291
15,305,341	JPMorgan U.S. Equity Fund, Class R6 Shares	226,519,043
8,705,716	JPMorgan Value Advantage Fund, Institutional Class Shares	263,522,017

	Total U.S. Equity	1,881,740,997

	Total Investment Companies (Cost $5,019,214,265)	5,585,027,696

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 0.5%
26,290,000	U.S. Treasury Note, 0.375%, 01/31/16 (k) (m) (Cost $26,332,071)	26,322,863

	Total Investments — 99.7% (Cost $5,049,770,899)	5,614,771,951
	Other Assets in Excess of Liabilities — 0.3%	19,511,533

	NET ASSETS — 100.0%	$5,634,283,484

Percentages indicated are based on net assets.

JPMorgan SmartRetirement 2020 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT MARCH 31, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
550	TOPIX Index	06/11/15	$70,782,090	$969,356
803	10 Year Australian Government Bond	06/15/15	81,144,660	1,266,976
123	SPI 200 Index	06/18/15	13,785,446	102,198
2,035	Dow Jones Euro STOXX 50 Index	06/19/15	79,451,135	184,492
21	E-mini Russell 2000	06/19/15	2,622,690	81,119
1,032	E-mini S&P 500	06/19/15	106,337,280	1,486,586
821	U.S. Long Bond	06/19/15	134,541,375	1,388,547

	Short Futures Outstanding
(383)	S&P/Toronto 60 Index	06/18/15	(52,332,699)	(356,691)
(249)	FTSE 100 Index	06/19/15	(24,847,291)	(8,556)
(1,008)	2 Year U.S. Treasury Note	06/30/15	(220,909,500)	(537,566)
(1,458)	5 Year U.S. Treasury Note	06/30/15	(175,267,547)	(777,202)

				$3,799,259

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ETF	—	Exchange Traded Fund
SPDR	—	Standard & Poor’s Depositary Receipts

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of March 31, 2015.
(m)	—	All or a portion of this security may be reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

As of March 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$575,947,581
Aggregate gross unrealized depreciation	(10,946,529)

Net unrealized appreciation/depreciation	$565,001,052

Federal income tax cost of investments	$5,049,770,899

JPMorgan SmartRetirement 2020 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$5,588,449,088	$26,322,863	$—	$5,614,771,951
Appreciation in Other Financial Instruments
Futures Contracts	$5,479,274	$—	$—	$5,479,274
Depreciation in Other Financial Instruments
Futures Contracts	$(1,680,015)	$—	$—	$(1,680,015)

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually on the SOI. Level 2 consists of U.S. Treasury Note that is held for futures collateral. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2015.

JPMorgan SmartRetirement 2025 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Investment Companies — 99.0% (b)
	Alternative Assets — 4.6%
14,869,635	JPMorgan Realty Income Fund, Class R5 Shares	217,096,671

	Fixed Income — 35.9%
98,241,095	JPMorgan Core Bond Fund, Class R6 Shares	1,168,086,620
25,466,897	JPMorgan Corporate Bond Fund, Class R6 Shares	260,017,021
9,633,637	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	79,381,170
1,742,090	JPMorgan Emerging Markets Local Currency Debt Fund, Class R6 Shares	14,563,876
24,262,640	JPMorgan High Yield Fund, Class R6 Shares	186,094,451

	Total Fixed Income	1,708,143,138

	International Equity — 15.9%
4,127,337	JPMorgan Emerging Economies Fund, Class R5 Shares	51,715,527
3,643,595	JPMorgan Emerging Markets Equity Fund, Class R6 Shares	83,511,198
14,098,783	JPMorgan International Equity Fund, Class R6 Shares	222,196,824
12,147,031	JPMorgan International Opportunities Fund, Class R6 Shares	178,925,771
10,785,992	JPMorgan Intrepid International Fund, Institutional Class Shares (m)	217,553,467

	Total International Equity	753,902,787

	Money Market — 1.7%
80,515,271	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.040% (l) (m)	80,515,271

	U.S. Equity — 40.9%
28,082,910	JPMorgan Disciplined Equity Fund, Class R6 Shares (m)	673,989,844
17,947,222	JPMorgan Growth Advantage Fund, Class R6 Shares	281,412,440
6,466,716	JPMorgan Intrepid America Fund, Class R5 Shares	248,063,244
2,927,777	JPMorgan Mid Cap Equity Fund, Class R6 Shares	137,810,444
651,517	JPMorgan Small Cap Equity Fund, Class R5 Shares	33,038,434
2,707,721	JPMorgan Small Cap Growth Fund, Class R6 Shares	41,861,374
1,089,820	JPMorgan Small Cap Value Fund, Class R6 Shares	31,179,756
15,506,902	JPMorgan U.S. Equity Fund, Class R6 Shares	229,502,147
8,841,519	JPMorgan Value Advantage Fund, Institutional Class Shares	267,632,768

	Total U.S. Equity	1,944,490,451

	Total Investment Companies (Cost $4,290,248,348)	4,704,148,318

U.S. Treasury Obligation — 0.7%
31,535,000	U.S. Treasury Note, 0.375%, 01/31/16 (k) (m) (Cost $31,584,821)	31,574,419

	Total Investments — 99.7% (Cost $4,321,833,169)	4,735,722,737
	Other Assets in Excess of Liabilities — 0.3%	14,297,933

	NET ASSETS — 100.0%	$4,750,020,670

Percentages indicated are based on net assets.

JPMorgan SmartRetirement 2025 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT MARCH 31, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
679	TOPIX Index	06/11/15	$87,383,708	$1,053,855
1,012	10 Year Australian Government Bond	06/15/15	102,264,502	1,596,629
158	SPI 200 Index	06/18/15	17,708,133	131,257
2,565	Dow Jones Euro STOXX 50 Index	06/19/15	100,143,568	232,559
21	E-mini Russell 2000	06/19/15	2,622,690	81,119
880	E-mini S&P 500	06/19/15	90,675,200	1,267,631
1,025	U.S. Long Bond	06/19/15	167,971,875	1,712,694

	Short Futures Outstanding
(483)	S&P/Toronto 60 Index	06/18/15	(65,996,589)	(449,282)
(288)	FTSE 100 Index	06/19/15	(28,739,035)	(10,062)
(1,472)	2 Year U.S. Treasury Note	06/30/15	(322,598,000)	(696,862)
(1,720)	5 Year U.S. Treasury Note	06/30/15	(206,762,812)	(1,942,346)

				$2,977,192

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for future contracts.
(l)	—	The rate shown is the current yield as of March 31, 2015.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

As of March 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$420,696,035
Aggregate gross unrealized depreciation	(6,806,467)

Net unrealized appreciation/depreciation	$413,889,568

Federal income tax cost of investments	$4,321,833,169

JPMorgan SmartRetirement 2025 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$4,704,148,318	$31,574,419	$—	$4,735,722,737
Appreciation in Other Financial Instruments
Futures Contracts	$6,075,744	$—	$—	$6,075,744
Depreciation in Other Financial Instruments
Futures Contracts	$(3,098,552)	$—	$—	$(3,098,552)

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually on the SOI. Level 2 consists of U.S. Treasury Note that is held for futures collateral. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2015.

JPMorgan SmartRetirement 2030 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Investment Companies — 98.9% (b)
	Alternative Assets — 5.1%
19,361,879	JPMorgan Realty Income Fund, Class R5 Shares	282,683,435

	Fixed Income — 26.5%
82,183,420	JPMorgan Core Bond Fund, Class R6 Shares	977,160,860
21,148,962	JPMorgan Corporate Bond Fund, Class R6 Shares	215,930,906
9,855,676	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	81,210,769
1,943,255	JPMorgan Emerging Markets Local Currency Debt Fund, Class R6 Shares	16,245,616
23,441,996	JPMorgan High Yield Fund, Class R6 Shares	179,800,109

	Total Fixed Income	1,470,348,260

	International Equity — 17.7%
4,695,596	JPMorgan Emerging Economies Fund, Class R5 Shares	58,835,823
4,260,954	JPMorgan Emerging Markets Equity Fund, Class R6 Shares	97,661,065
18,411,406	JPMorgan International Equity Fund, Class R6 Shares	290,163,757
17,246,188	JPMorgan International Opportunities Fund, Class R6 Shares	254,036,354
14,156,186	JPMorgan Intrepid International Fund, Institutional Class Shares (m)	285,530,270

	Total International Equity	986,227,269

	Money Market — 1.7%
97,012,042	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.040% (l) (m)	97,012,042

	U.S. Equity — 47.9%
38,733,250	JPMorgan Disciplined Equity Fund, Class R6 Shares (m)	929,598,003
23,518,295	JPMorgan Growth Advantage Fund, Class R6 Shares	368,766,858
8,947,636	JPMorgan Intrepid America Fund, Class R5 Shares	343,231,315
4,167,467	JPMorgan Mid Cap Equity Fund, Class R6 Shares	196,162,654
810,748	JPMorgan Small Cap Equity Fund, Class R5 Shares	41,113,019
3,192,898	JPMorgan Small Cap Growth Fund, Class R6 Shares	49,362,205
1,582,885	JPMorgan Small Cap Value Fund, Class R6 Shares	45,286,338
22,948,656	JPMorgan U.S. Equity Fund, Class R6 Shares	339,640,102
11,556,398	JPMorgan Value Advantage Fund, Institutional Class Shares	349,812,164

	Total U.S. Equity	2,662,972,658

	Total Investment Companies (Cost $4,846,504,687)	5,499,243,664

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 0.9%
49,680,000	U.S. Treasury Note, 0.375%, 01/31/16 (k) (m) (Cost $49,761,238)	49,742,100

	Total Investments — 99.8% (Cost $4,896,265,925)	5,548,985,764
	Other Assets in Excess of Liabilities — 0.2%	12,725,081

	NET ASSETS — 100.0%	$5,561,710,845

Percentages indicated are based on net assets.

JPMorgan SmartRetirement 2030 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT MARCH 31, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
1,052	TOPIX Index	06/11/15	$135,386,834	$1,856,845
1,594	10 Year Australian Government Bond	06/15/15	161,076,696	2,514,884
244	SPI 200 Index	06/18/15	27,346,738	202,703
4,039	Dow Jones Euro STOXX 50 Index	06/19/15	157,691,958	366,272
118	E-mini Russell 2000	06/19/15	14,737,020	231,683
1,069	E-mini S&P 500	06/19/15	110,149,760	1,216,431
1,602	U.S. Long Bond	06/19/15	262,527,750	2,606,496

	Short Futures Outstanding
(760)	S&P/Toronto 60 Index	06/18/15	(103,845,565)	(701,332)
(455)	FTSE 100 Index	06/19/15	(45,403,684)	(15,704)
(2,197)	2 Year U.S. Treasury Note	06/30/15	(481,486,281)	(1,105,519)
(2,782)	5 Year U.S. Treasury Note	06/30/15	(334,426,828)	(3,044,006)

				$4,128,753

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of March 31, 2015.
(m)	—	All or a portion of this security may be reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

As of March 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$655,925,702
Aggregate gross unrealized depreciation	(3,205,863)

Net unrealized appreciation/depreciation	$652,719,839

Federal income tax cost of investments	$4,896,265,925

JPMorgan SmartRetirement 2030 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

The various inputs that are used in determining the valuation of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$5,499,243,664	$49,742,100	$—	$5,548,985,764
Appreciation in Other Financial Instruments
Futures Contracts	$8,995,314	$—	$—	$8,995,314
Depreciation in Other Financial Instruments
Futures Contracts	$(4,866,561)	$—	$—	$(4,866,561)

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually on the SOIs. Level 2 consists of U.S. Treasury Note that is held for futures collateral. Please refer to the SOIs for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2015.

JPMorgan SmartRetirement 2035 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Investment Companies — 98.9% (b)
	Alternative Assets — 5.5%
13,719,601	JPMorgan Realty Income Fund, Class R5 Shares	200,306,172

	Fixed Income — 19.5%
37,324,369	JPMorgan Core Bond Fund, Class R6 Shares	443,786,749
9,592,892	JPMorgan Corporate Bond Fund, Class R6 Shares	97,943,430
5,598,293	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	46,129,932
1,063,789	JPMorgan Emerging Markets Local Currency Debt Fund, Class R6 Shares	8,893,279
14,159,482	JPMorgan High Yield Fund, Class R6 Shares	108,603,225

	Total Fixed Income	705,356,615

	International Equity — 20.2%
3,905,733	JPMorgan Emerging Economies Fund, Class R5 Shares	48,938,841
3,449,301	JPMorgan Emerging Markets Equity Fund, Class R6 Shares	79,057,983
13,048,634	JPMorgan International Equity Fund, Class R6 Shares	205,646,478
12,516,321	JPMorgan International Opportunities Fund, Class R6 Shares	184,365,403
10,685,077	JPMorgan Intrepid International Fund, Institutional Class Shares (m)	215,518,003

	Total International Equity	733,526,708

	Money Market — 1.9%
68,672,114	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.040% (l) (m)	68,672,114

	U.S. Equity — 51.8%
26,731,161	JPMorgan Disciplined Equity Fund, Class R6 Shares (m)	641,547,861
16,685,493	JPMorgan Growth Advantage Fund, Class R6 Shares	261,628,523
6,531,184	JPMorgan Intrepid America Fund, Class R5 Shares	250,536,207
2,830,856	JPMorgan Mid Cap Equity Fund, Class R6 Shares	133,248,411
673,024	JPMorgan Small Cap Equity Fund, Class R5 Shares	34,129,048
2,220,538	JPMorgan Small Cap Growth Fund, Class R6 Shares	34,329,515
1,119,040	JPMorgan Small Cap Value Fund, Class R6 Shares	32,015,742
16,274,225	JPMorgan U.S. Equity Fund, Class R6 Shares	240,858,537
8,215,771	JPMorgan Value Advantage Fund, Institutional Class Shares	248,691,378

	Total U.S. Equity	1,876,985,222

	Total Investment Companies (Cost $3,236,633,669)	3,584,846,831

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 0.9%
32,300,000	U.S. Treasury Note, 0.375%, 01/31/16 (k) (m) (Cost $32,352,889)	32,340,375

	Total Investments — 99.8% (Cost $3,268,986,558)	3,617,187,206
	Other Assets in Excess of Liabilities — 0.2%	8,938,294

	NET ASSETS — 100.0%	$3,626,125,500

Percentages indicated are based on net assets.

JPMorgan SmartRetirement 2035 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT MARCH 31, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
683	TOPIX Index	06/11/15	$87,898,487	$1,101,831
1,035	10 Year Australian Government Bond	06/15/15	104,588,696	1,632,961
158	SPI 200 Index	06/18/15	17,708,133	130,761
2,623	Dow Jones Euro STOXX 50 Index	06/19/15	102,408,023	237,845
81	E-mini Russell 2000	06/19/15	10,116,090	130,016
702	E-mini S&P 500	06/19/15	72,334,080	1,011,224
1,038	U.S. Long Bond	06/19/15	170,102,250	1,684,049

	Short Futures Outstanding
(493)	S&P/Toronto 60 Index	06/18/15	(67,362,978)	(459,130)
(302)	FTSE 100 Index	06/19/15	(30,136,072)	(10,354)
(1,491)	2 Year U.S. Treasury Note	06/30/15	(326,761,969)	(730,869)
(1,729)	5 Year U.S. Treasury Note	06/30/15	(207,844,711)	(1,631,763)

				$3,096,571

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for future contracts.
(l)	—	The rate shown is the current yield as of March 31, 2015.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

As of March 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$352,324,228
Aggregate gross unrealized depreciation	(4,123,580)

Net unrealized appreciation/depreciation	$348,200,648

Federal income tax cost of investments	$3,268,986,558

JPMorgan SmartRetirement 2035 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$3,584,846,831	$32,340,375	$—	$3,617,187,206
Appreciation in Other Financial Instruments
Futures Contracts	$5,928,687	$—	$—	$5,928,687
Depreciation in Other Financial Instruments
Futures Contracts	$(2,832,116)	$—	$—	$(2,832,116)

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually on the SOI. Level 2 consists of U.S. Treasury Note that is held for futures collateral. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2015.

JPMorgan SmartRetirement 2040 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Investment Companies — 98.9% (b)
	Alternative Assets — 6.0%
16,137,437	JPMorgan Realty Income Fund, Class R5 Shares	235,606,585

	Fixed Income — 13.8%
26,201,453	JPMorgan Core Bond Fund, Class R6 Shares	311,535,274
7,018,354	JPMorgan Corporate Bond Fund, Class R6 Shares	71,657,397
5,293,438	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	43,617,930
1,141,325	JPMorgan Emerging Markets Local Currency Debt Fund, Class R6 Shares	9,541,475
14,441,254	JPMorgan High Yield Fund, Class R6 Shares	110,764,419

	Total Fixed Income	547,116,495

	International Equity — 22.2%
5,259,689	JPMorgan Emerging Economies Fund, Class R5 Shares	65,903,898
4,289,149	JPMorgan Emerging Markets Equity Fund, Class R6 Shares	98,307,287
16,188,415	JPMorgan International Equity Fund, Class R6 Shares	255,129,427
14,392,155	JPMorgan International Opportunities Fund, Class R6 Shares	211,996,448
12,095,383	JPMorgan Intrepid International Fund, Institutional Class Shares (m)	243,963,884

	Total International Equity	875,300,944

	Money Market — 1.7%
67,509,308	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.040% (l) (m)	67,509,308

	U.S. Equity — 55.2%
30,733,654	JPMorgan Disciplined Equity Fund, Class R6 Shares (m)	737,607,707
18,936,070	JPMorgan Growth Advantage Fund, Class R6 Shares	296,917,572
7,930,759	JPMorgan Intrepid America Fund, Class R5 Shares	304,223,900
3,213,398	JPMorgan Mid Cap Equity Fund, Class R6 Shares	151,254,646
835,159	JPMorgan Small Cap Equity Fund, Class R5 Shares	42,350,905
3,215,819	JPMorgan Small Cap Growth Fund, Class R6 Shares	49,716,562
1,329,659	JPMorgan Small Cap Value Fund, Class R6 Shares	38,041,533
19,491,159	JPMorgan U.S. Equity Fund, Class R6 Shares	288,469,152
9,036,630	JPMorgan Value Advantage Fund, Institutional Class Shares	273,538,803

	Total U.S. Equity	2,182,120,780

	Total Investment Companies (Cost $3,397,131,669)	3,907,654,112

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 0.9%
35,460,000	U.S. Treasury Note, 0.375%, 01/31/16 (k) (m) (Cost $35,516,850)	35,504,325

	Total Investments — 99.8% (Cost $3,432,648,519)	3,943,158,437
	Other Assets in Excess of Liabilities — 0.2%	9,244,354

	NET ASSETS — 100.0%	$3,952,402,791

Percentages indicated are based on net assets.

JPMorgan SmartRetirement 2040 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT MARCH 31, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
749	TOPIX Index	06/11/15	$96,392,337	$1,156,490
1,134	10 Year Australian Government Bond	06/15/15	114,592,832	1,789,205
174	SPI 200 Index	06/18/15	19,501,362	144,546
2,873	Dow Jones Euro STOXX 50 Index	06/19/15	112,168,605	260,489
74	E-mini Russell 2000	06/19/15	9,241,860	285,847
688	E-mini S&P 500	06/19/15	70,891,520	991,057
1,106	U.S. Long Bond	06/19/15	181,245,750	1,854,076

	Short Futures Outstanding
(541)	S&P/Toronto 60 Index	06/18/15	(73,921,645)	(503,575)
(326)	FTSE 100 Index	06/19/15	(32,530,991)	(11,193)
(1,553)	2 Year U.S. Treasury Note	06/30/15	(340,349,656)	(781,199)
(1,927)	5 Year U.S. Treasury Note	06/30/15	(231,646,477)	(2,125,351)

				$3,060,392

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of March 31, 2015.
(m)	—	All or a portion of this security may be reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

As of March 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$512,399,375
Aggregate gross unrealized depreciation	(1,889,457)

Net unrealized appreciation/depreciation	$510,509,918

Federal income tax cost of investments	$3,432,648,519

JPMorgan SmartRetirement 2040 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$3,907,654,112	$35,504,325	$—	$3,943,158,437
Appreciation in Other Financial Instruments
Futures Contracts	$6,481,710	$—	$—	$6,481,710
Depreciation in Other Financial Instruments
Futures Contracts	$(3,421,318)	$—	$—	$(3,421,318)

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually on the SOI. Level 2 consists of U.S. Treasury Note that is held for futures collateral. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2015.

JPMorgan SmartRetirement 2045 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Investment Companies — 99.0% (b)
	Alternative Assets — 5.9%
8,602,984	JPMorgan Realty Income Fund, Class R5 Shares	125,603,571

	Fixed Income — 13.8%
13,928,442	JPMorgan Core Bond Fund, Class R6 Shares	165,609,171
3,970,840	JPMorgan Corporate Bond Fund, Class R6 Shares	40,542,273
2,877,501	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	23,710,606
553,093	JPMorgan Emerging Markets Local Currency Debt Fund, Class R6 Shares	4,623,858
7,744,632	JPMorgan High Yield Fund, Class R6 Shares	59,401,328

	Total Fixed Income	293,887,236

	International Equity — 22.1%
2,815,519	JPMorgan Emerging Economies Fund, Class R5 Shares	35,278,457
2,258,725	JPMorgan Emerging Markets Equity Fund, Class R6 Shares	51,769,971
8,564,297	JPMorgan International Equity Fund, Class R6 Shares	134,973,322
8,054,099	JPMorgan International Opportunities Fund, Class R6 Shares	118,636,871
6,459,070	JPMorgan Intrepid International Fund, Institutional Class Shares (m)	130,279,441

	Total International Equity	470,938,062

	Money Market — 2.1%
43,673,217	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.040% (l) (m)	43,673,217

	U.S. Equity — 55.1%
16,396,736	JPMorgan Disciplined Equity Fund, Class R6 Shares (m)	393,521,661
10,519,255	JPMorgan Growth Advantage Fund, Class R6 Shares	164,941,915
4,178,147	JPMorgan Intrepid America Fund, Class R5 Shares	160,273,709
1,676,920	JPMorgan Mid Cap Equity Fund, Class R6 Shares	78,932,616
402,487	JPMorgan Small Cap Equity Fund, Class R5 Shares	20,410,112
1,331,797	JPMorgan Small Cap Growth Fund, Class R6 Shares	20,589,574
821,987	JPMorgan Small Cap Value Fund, Class R6 Shares	23,517,047
10,289,367	JPMorgan U.S. Equity Fund, Class R6 Shares	152,282,635
5,173,561	JPMorgan Value Advantage Fund, Institutional Class Shares	156,603,681

	Total U.S. Equity	1,171,072,950

	Total Investment Companies (Cost $1,920,338,478)	2,105,175,036

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 0.9%
18,905,000	U.S. Treasury Note, 0.375%, 01/31/16 (k) (m) (Cost $18,935,866)	18,928,631

	Total Investments — 99.9% (Cost $1,939,274,344)	2,124,103,667
	Other Assets in Excess of Liabilities — 0.1%	3,111,951

	NET ASSETS — 100.0%	$2,127,215,618

Percentages indicated are based on net assets.

JPMorgan SmartRetirement 2045 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT MARCH 31, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
399	TOPIX Index	06/11/15	$51,349,189	$679,823
606	10 Year Australian Government Bond	06/15/15	61,237,439	956,136
93	SPI 200 Index	06/18/15	10,423,142	77,311
1,535	Dow Jones Euro STOXX 50 Index	06/19/15	59,929,972	139,183
53	E-mini Russell 2000	06/19/15	6,619,170	119,670
418	E-mini S&P 500	06/19/15	43,070,720	602,125
603	U.S. Long Bond	06/19/15	98,816,625	977,022
	Short Futures Outstanding
(289)	S&P/Toronto 60 Index	06/18/15	(39,488,642)	(269,061)
(169)	FTSE 100 Index	06/19/15	(16,864,226)	(5,810)
(814)	2 Year U.S. Treasury Note	06/30/15	(178,393,187)	(401,077)
(1,030)	5 Year U.S. Treasury Note	06/30/15	(123,817,266)	(1,132,655)

				$1,742,667

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of March 31, 2015.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

As of March 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$187,759,310
Aggregate gross unrealized depreciation	(2,929,987)

Net unrealized appreciation/depreciation	$184,829,323

Federal income tax cost of investments	$1,939,274,344

JPMorgan SmartRetirement 2045 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$2,105,175,036	$18,928,631	$—	$2,124,103,667
Appreciation in Other Financial Instruments
Futures Contracts	$3,551,270	$—	$—	$3,551,270
Depreciation in Other Financial Instruments
Futures Contracts	$(1,808,603)	$—	$—	$(1,808,603)

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually on the SOI. Level 2 consists of U.S. Treasury Note that is held for futures collateral. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2015.

JPMorgan SmartRetirement 2050 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Investment Companies — 98.8% (b)
	Alternative Assets — 6.0%
6,818,406	JPMorgan Realty Income Fund, Class R5 Shares	99,548,731

	Fixed Income — 13.4%
10,869,912	JPMorgan Core Bond Fund, Class R6 Shares	129,243,256
2,659,786	JPMorgan Corporate Bond Fund, Class R6 Shares	27,156,417
2,242,061	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	18,474,582
438,701	JPMorgan Emerging Markets Local Currency Debt Fund, Class R6 Shares	3,667,545
6,068,548	JPMorgan High Yield Fund, Class R6 Shares	46,545,760

	Total Fixed Income	225,087,560

	International Equity — 22.1%
2,217,315	JPMorgan Emerging Economies Fund, Class R5 Shares	27,782,953
1,809,229	JPMorgan Emerging Markets Equity Fund, Class R6 Shares	41,467,538
6,783,837	JPMorgan International Equity Fund, Class R6 Shares	106,913,271
6,305,220	JPMorgan International Opportunities Fund, Class R6 Shares	92,875,887
5,090,703	JPMorgan Intrepid International Fund, Institutional Class Shares (m)	102,679,474

	Total International Equity	371,719,123

	Money Market — 2.2%
37,683,036	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.040% (l) (m)	37,683,036

	U.S. Equity — 55.1%
12,999,013	JPMorgan Disciplined Equity Fund, Class R6 Shares (m)	311,976,323
8,391,918	JPMorgan Growth Advantage Fund, Class R6 Shares	131,585,273
3,184,327	JPMorgan Intrepid America Fund, Class R5 Shares	122,150,787
1,336,245	JPMorgan Mid Cap Equity Fund, Class R6 Shares	62,897,049
304,721	JPMorgan Small Cap Equity Fund, Class R5 Shares	15,452,417
1,176,798	JPMorgan Small Cap Growth Fund, Class R6 Shares	18,193,293
651,303	JPMorgan Small Cap Value Fund, Class R6 Shares	18,633,778
8,088,253	JPMorgan U.S. Equity Fund, Class R6 Shares	119,706,147
4,141,967	JPMorgan Value Advantage Fund, Institutional Class Shares	125,377,348

	Total U.S. Equity	925,972,415

	Total Investment Companies (Cost $1,503,103,059)	1,660,010,865

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 0.9%
14,945,000	U.S. Treasury Note, 0.375%, 01/31/16 (k) (m) (Cost $14,969,291)	14,963,681

	Total Investments — 99.7% (Cost $1,518,072,350)	1,674,974,546
	Other Assets in Excess of Liabilities — 0.3%	5,756,192

	NET ASSETS — 100.0%	$1,680,730,738

Percentages indicated are based on net assets.

JPMorgan SmartRetirement 2050 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT MARCH 31, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
317	TOPIX Index	06/11/15	$40,796,223	$468,581
477	10 Year Australian Government Bond	06/15/15	48,201,747	752,547
73	SPI 200 Index	06/18/15	8,181,606	60,619
1,210	Dow Jones Euro STOXX 50 Index	06/19/15	47,241,215	109,730
36	E-mini Russell 2000	06/19/15	4,496,040	107,216
327	E-mini S&P 500	06/19/15	33,694,080	372,605
475	U.S. Long Bond	06/19/15	77,840,625	771,983

	Short Futures Outstanding
(228)	S&P/Toronto 60 Index	06/18/15	(31,153,669)	(212,287)
(134)	FTSE 100 Index	06/19/15	(13,371,635)	(4,640)
(563)	2 Year U.S. Treasury Note	06/30/15	(123,384,969)	(300,248)
(811)	5 Year U.S. Treasury Note	06/30/15	(97,491,070)	(904,969)

				$1,221,137

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of March 31, 2015.
(m)	—	All or a portion of this security may be reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

As of March 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$158,990,553
Aggregate gross unrealized depreciation	(2,088,357)

Net unrealized appreciation/depreciation	$156,902,196

Federal income tax cost of investments	$1,518,072,350

JPMorgan SmartRetirement 2050 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments. The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,660,010,865	$14,963,681	$—	$1,674,974,546
Appreciation in Other Financial Instruments
Futures Contracts	$2,643,281	$—	$—	$2,643,281
Depreciation in Other Financial Instruments
Futures Contracts	$(1,422,144)	$—	$—	$(1,422,144)

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually on the SOI. Level 2 consists of U.S. Treasury Note that is held for futures collateral. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2015.

JPMorgan SmartRetirement 2055 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Investment Companies — 98.5% (b)
	Alternative Assets — 6.0%
1,123,539	JPMorgan Realty Income Fund, Class R5 Shares	16,403,666

	Fixed Income — 13.7%
1,751,478	JPMorgan Core Bond Fund, Class R6 Shares	20,825,076
491,920	JPMorgan Corporate Bond Fund, Class R6 Shares	5,022,504
367,700	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	3,029,846
87,982	JPMorgan Emerging Markets Local Currency Debt Fund, Class R6 Shares	735,530
999,201	JPMorgan High Yield Fund, Class R6 Shares	7,663,868

	Total Fixed Income	37,276,824

	International Equity — 22.1%
325,908	JPMorgan Emerging Economies Fund, Class R5 Shares	4,083,622
313,800	JPMorgan Emerging Markets Equity Fund, Class R6 Shares	7,192,305
1,071,142	JPMorgan International Equity Fund, Class R6 Shares	16,881,206
1,027,996	JPMorgan International Opportunities Fund, Class R6 Shares	15,142,384
850,675	JPMorgan Intrepid International Fund, Institutional Class Shares (m)	17,158,112

	Total International Equity	60,457,629

	Money Market — 1.7%
4,778,158	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.040% (l) (m)	4,778,158

	U.S. Equity — 55.0%
2,104,397	JPMorgan Disciplined Equity Fund, Class R6 Shares (m)	50,505,531
1,344,044	JPMorgan Growth Advantage Fund, Class R6 Shares	21,074,611
538,610	JPMorgan Intrepid America Fund, Class R5 Shares	20,661,077
218,990	JPMorgan Mid Cap Equity Fund, Class R6 Shares	10,307,847
55,020	JPMorgan Small Cap Equity Fund, Class R5 Shares	2,790,081
201,610	JPMorgan Small Cap Growth Fund, Class R6 Shares	3,116,891
93,745	JPMorgan Small Cap Value Fund, Class R6 Shares	2,682,054
1,300,480	JPMorgan U.S. Equity Fund, Class R6 Shares	19,247,111
664,976	JPMorgan Value Advantage Fund, Institutional Class Shares	20,128,834

	Total U.S. Equity	150,514,037

	Total Investment Companies (Cost $258,543,066)	269,430,314

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 1.0%
2,660,000	U.S. Treasury Note, 0.375%, 01/31/16 (k) (m) (Cost $2,664,176)	2,663,325

	Total Investments — 99.5% (Cost $261,207,242)	272,093,639
	Other Assets in Excess of Liabilities — 0.5%	1,465,973

	NET ASSETS — 100.0%	$273,559,612

Percentages indicated are based on net assets.

JPMorgan SmartRetirement 2055 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT MARCH 31, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
52	TOPIX Index	06/11/15	$6,692,125	$80,427
77	10 Year Australian Government Bond	06/15/15	7,780,995	121,459
12	SPI 200 Index	06/18/15	1,344,921	10,019
195	Dow Jones Euro STOXX 50 Index	06/19/15	7,613,254	17,680
5	E-mini Russell 2000	06/19/15	624,450	19,314
56	E-mini S&P 500	06/19/15	5,770,240	64,598
78	U.S. Long Bond	06/19/15	12,782,250	135,580

	Short Futures Outstanding
(37)	S&P/Toronto 60 Index	06/18/15	(5,055,639)	(34,552)
(21)	FTSE 100 Index	06/19/15	(2,095,555)	(730)
(104)	2 Year U.S. Treasury Note	06/30/15	(22,792,250)	(70,869)
(136)	5 Year U.S. Treasury Note	06/30/15	(16,348,688)	(156,246)

				$186,680

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of March 31, 2015.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

As of March 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$11,439,004
Aggregate gross unrealized depreciation	(552,607)

Net unrealized appreciation/depreciation	$10,886,397

Federal income tax cost of investments	$261,207,242

JPMorgan SmartRetirement 2055 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments. The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$269,430,314	$2,663,325	$—	$272,093,639
Appreciation in Other Financial Instruments
Futures Contracts	$449,077	$—	$—	$449,077
Depreciation in Other Financial Instruments
Futures Contracts	$(262,397)	$—	$—	$(262,397)

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually on the SOI. Level 2 consists of U.S. Treasury Note that is held for futures collateral. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2015.

JPMorgan SmartRetirement Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Exchange Traded Fund — 0.9%
	International Equity — 0.9%
415,898	SPDR S&P Global Natural Resources ETF (Cost $21,423,002)	17,854,501

Investment Companies — 97.7% (b)
	Alternative Assets — 2.7%
475,304	JPMorgan Commodities Strategy Fund, Class R6 Shares (a)	4,909,891
3,306,366	JPMorgan Realty Income Fund, Class R5 Shares	48,272,948

	Total Alternative Assets	53,182,839

	Fixed Income — 53.4%
48,764,343	JPMorgan Core Bond Fund, Class R6 Shares	579,808,037
12,592,157	JPMorgan Corporate Bond Fund, Class R6 Shares	128,565,924
4,986,776	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	41,091,038
1,289,616	JPMorgan Emerging Markets Local Currency Debt Fund, Class R6 Shares	10,781,194
5,219,744	JPMorgan Floating Rate Income Fund, Class R6 Shares	51,205,693
13,343,102	JPMorgan High Yield Fund, Class R6 Shares	102,341,591
9,684,702	JPMorgan Inflation Managed Bond Fund, Class R6 Shares	100,139,818
4,805,214	JPMorgan Real Return Fund, Institutional Class Shares	48,004,089

	Total Fixed Income	1,061,937,384

	International Equity — 7.3%
403,717	JPMorgan Emerging Economies Fund, Class R5 Shares	5,058,575
264,436	JPMorgan Emerging Markets Equity Fund, Class R6 Shares	6,060,869
2,855,735	JPMorgan International Equity Fund, Class R6 Shares	45,006,389
2,912,687	JPMorgan International Opportunities Fund, Class R6 Shares	42,903,885
2,316,816	JPMorgan Intrepid International Fund, Institutional Class Shares	46,730,184

	Total International Equity	145,759,902

	Money Market — 9.5%
188,804,779	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.040% (l) (m)	188,804,779

	U.S. Equity — 24.8%
10,369,432	JPMorgan Disciplined Equity Fund, Class R6 Shares	248,866,363
4,143,256	JPMorgan Growth Advantage Fund, Class R6 Shares	64,966,249
1,172,165	JPMorgan Intrepid America Fund, Class R5 Shares	44,964,242
669,556	JPMorgan Mid Cap Equity Fund, Class R6 Shares	31,516,019
154,962	JPMorgan Small Cap Equity Fund, Class R5 Shares	7,858,100
375,380	JPMorgan Small Cap Growth Fund, Class R6 Shares	5,803,376
297,803	JPMorgan Small Cap Value Fund, Class R6 Shares	8,520,146
1,859,898	JPMorgan U.S. Equity Fund, Class R6 Shares	27,526,483
1,798,125	JPMorgan Value Advantage Fund, Institutional Class Shares	54,429,243

	Total U.S. Equity	494,450,221

	Total Investment Companies (Cost $1,768,248,929)	1,944,135,125

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 0.4%
8,050,000	U.S. Treasury Note, 0.375%, 01/31/16 (k) (Cost $8,063,023)	8,060,062

	Total Investments — 99.0% (Cost $1,797,734,954)	1,970,049,688
	Other Assets in Excess of Liabilities — 1.0%	19,365,634

	NET ASSETS — 100.0%	$1,989,415,322

Percentages indicated are based on net assets.

JPMorgan SmartRetirement Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT MARCH 31, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
194	TOPIX Index	06/11/15	$24,966,774	$335,540
285	10 Year Australian Government Bond	06/15/15	28,799,786	449,663
43	SPI 200 Index	06/18/15	4,819,302	35,732
721	Dow Jones Euro STOXX 50 Index	06/19/15	28,149,518	65,374
7	E-mini Russell 2000	06/19/15	874,230	27,040
280	U.S. Long Bond	06/19/15	45,885,000	474,717

	Short Futures Outstanding
(136)	S&P/Toronto 60 Index	06/18/15	(18,582,891)	(125,926)
(70)	E-mini S&P 500	06/19/15	(7,212,800)	65,222
(88)	FTSE 100 Index	06/19/15	(8,781,372)	(2,976)
(377)	2 Year U.S. Treasury Note	06/30/15	(82,621,906)	(201,054)
(484)	5 Year U.S. Treasury Note	06/30/15	(58,182,094)	(245,509)

				$877,823

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ETF	—	Exchange Traded Fund
SPDR	—	Standard & Poor’s Depositary Receipts

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of March 31, 2015.
(m)	—	All or a portion of this security may be reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

As of March 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$181,237,159
Aggregate gross unrealized depreciation	(8,922,425)

Net unrealized appreciation/depreciation	$172,314,734

Federal income tax cost of investments	$1,797,734,954

JPMorgan SmartRetirement Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,961,989,626	$8,060,062	$—	$1,970,049,688
Appreciation in Other Financial Instruments
Futures Contracts	$1,453,288	$—	$—	$1,453,288
Depreciation in Other Financial Instruments
Futures Contracts	$(575,465)	$—	$—	$(575,465)

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually on the SOIs. Level 2 consists of U.S. Treasury Note that is held for futures collateral. Please refer to the SOIs for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2015.

JPMorgan SmartRetirement Blend 2015 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Exchange Traded Funds — 55.5%
	Fixed Income — 20.4%
11,239	iShares Barclays TIPS Bond ETF	1,276,638
97,423	iShares Core U.S. Aggregate Bond ETF	10,855,845

	Total Fixed Income	12,132,483

	International Equity — 8.3%
70,515	iShares MSCI EAFE ETF	4,524,948
5,733	iShares MSCI Emerging Markets ETF	230,065
3,986	SPDR S&P Global Natural Resources ETF	171,119

	Total International Equity	4,926,132

	U.S. Equity — 26.8%
8,372	iShares Russell 2000 ETF	1,041,058
9,349	iShares Russell Mid-Cap ETF	1,618,499
70,051	Vanguard S&P 500 ETF	13,253,649

	Total U.S. Equity	15,913,206

	Total Exchange Traded Funds (Cost $29,926,665)	32,971,821

Investment Companies — 43.6% (b)
	Alternative Assets — 3.1%
11,733	JPMorgan Commodities Strategy Fund, Class R6 Shares (a)	121,203
117,341	JPMorgan Realty Income Fund, Class R5 Shares	1,713,172

	Total Alternative Assets	1,834,375

	Fixed Income — 32.2%
730,791	JPMorgan Core Bond Fund, Class R6 Shares (m)	8,689,108
189,275	JPMorgan Corporate Bond Fund, Class R6 Shares	1,932,494
150,063	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	1,236,522
37,468	JPMorgan Emerging Markets Local Currency Debt Fund, Class R6 Shares	313,229
136,043	JPMorgan Floating Rate Income Fund, Class R6 Shares	1,334,580
384,157	JPMorgan High Yield Fund, Class R6 Shares	2,946,487
261,428	JPMorgan Inflation Managed Bond Fund, Class R6 Shares	2,703,166

	Total Fixed Income	19,155,586

	International Equity — 1.0%
21,726	JPMorgan Emerging Economies Fund, Class R5 Shares	272,228
13,700	JPMorgan Emerging Markets Equity Fund, Class R6 Shares	314,003

	Total International Equity	586,231

	Money Market — 7.3%
4,361,337	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.040% (l) (m)	4,361,337

	Total Investment Companies (Cost $25,801,752)	25,937,529

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 0.0% (g)
25,000	U.S. Treasury Note, 0.375%, 01/31/16 (m) (Cost $25,028)	25,031

	Total Investments — 99.1% (Cost $55,753,445)	58,934,381
	Other Assets in Excess of Liabilities — 0.9%	521,059

	NET ASSETS — 100.0%	$59,455,440

Percentages indicated are based on net assets.

JPMorgan SmartRetirement Blend 2015 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

EAFE	—	Europe, Australasia, and Far East
ETF	—	Exchange Traded Fund
MSCI	—	Morgan Stanley Capital International
SPDR	—	Standard & Poor’s Depositary Receipts
TIPS	—	Treasury Inflation Protected Security

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.1%.
(l)	—	The rate shown is the current yield as of March 31, 2015.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

As of March 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,501,175
Aggregate gross unrealized depreciation	(320,239)

Net unrealized appreciation/depreciation	$3,180,936

Federal income tax cost of investments	$55,753,445

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	58,909,350	25,031	—	58,934,381

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually on the SOI. Level 2 consists of a U.S. Treasury Note. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2015.

JPMorgan SmartRetirement Blend 2020 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Exchange Traded Funds — 64.6%
	Fixed Income — 18.9%
9,175	iShares Barclays TIPS Bond ETF	1,042,188
235,816	iShares Core U.S. Aggregate Bond ETF	26,276,977

	Total Fixed Income	27,319,165

	International Equity — 12.2%
249,693	iShares MSCI EAFE ETF	16,022,800
39,125	iShares MSCI Emerging Markets ETF	1,570,086
601	SPDR S&P Global Natural Resources ETF	25,801

	Total International Equity	17,618,687

	U.S. Equity — 33.5%
27,419	iShares Russell 2000 ETF	3,409,553
31,652	iShares Russell Mid-Cap ETF	5,479,594
209,775	Vanguard S&P 500 ETF	39,689,430

	Total U.S. Equity	48,578,577

	Total Exchange Traded Funds (Cost $85,814,292)	93,516,429

Investment Companies — 34.7% (b)
	Alternative Assets — 4.3%
11,517	JPMorgan Commodities Strategy Fund, Class R6 Shares (a)	118,971
415,684	JPMorgan Realty Income Fund, Class R5 Shares	6,068,991

	Total Alternative Assets	6,187,962

	Fixed Income — 27.0%
1,816,751	JPMorgan Core Bond Fund, Class R6 Shares	21,601,170
464,733	JPMorgan Corporate Bond Fund, Class R6 Shares	4,744,923
320,291	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	2,639,199
77,496	JPMorgan Emerging Markets Local Currency Debt Fund, Class R6 Shares	647,869
117,266	JPMorgan Floating Rate Income Fund, Class R6 Shares	1,150,384
801,633	JPMorgan High Yield Fund, Class R6 Shares	6,148,522
212,249	JPMorgan Inflation Managed Bond Fund, Class R6 Shares	2,194,655

	Total Fixed Income	39,126,722

	International Equity — 1.8%
88,969	JPMorgan Emerging Economies Fund, Class R5 Shares	1,114,778
62,614	JPMorgan Emerging Markets Equity Fund, Class R6 Shares	1,435,116

	Total International Equity	2,549,894

	Money Market — 1.6%
2,369,255	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.040% (l) (m)	2,369,255

	Total Investment Companies (Cost $49,622,906)	50,233,833

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 0.1%
175,000	U.S. Treasury Note, 0.375%, 01/31/16 (k) (Cost $175,198)	175,219

	Total Investments — 99.4% (Cost $135,612,396)	143,925,481
	Other Assets in Excess of Liabilities — 0.6%	826,887

	NET ASSETS — 100.0%	$144,752,368

Percentages indicated are based on net assets.

JPMorgan SmartRetirement Blend 2020 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT MARCH 31, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
24	E-mini S&P 500	06/19/15	$2,472,960	$26,537
	Short Futures Outstanding
(2)	5 Year U.S. Treasury Note	06/30/15	(240,422)	(51)

				$26,486

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

EAFE	—	Europe, Australasia, and Far East
ETF	—	Exchange Traded Fund
MSCI	—	Morgan Stanley Capital International
SPDR	—	Standard & Poor’s Depositary Receipts
TIPS	—	Treasury Inflation Protected Security

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of March 31, 2015.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

As of March 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$8,837,142
Aggregate gross unrealized depreciation	(524,057)

Net unrealized appreciation/depreciation	$8,313,085

Federal income tax cost of investments	$135,612,396

JPMorgan SmartRetirement Blend 2020 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments. The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$143,750,262	$175,219	$—	$143,925,481
Appreciation in Other Financial Instruments
Futures Contracts	$26,537	$—	$—	$26,537
Depreciation in Other Financial Instruments
Futures Contracts	$(51)	$—	$—	$(51)

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually on the SOI. Level 2 consists of a U.S. Treasury Note that is held for futures collateral. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2015.

JPMorgan SmartRetirement Blend 2025 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Exchange Traded Funds — 69.8%
	Fixed Income — 15.1%
162,513	iShares Core U.S. Aggregate Bond ETF	18,108,824

	International Equity — 14.7%
247,756	iShares MSCI EAFE ETF	15,898,502
43,597	iShares MSCI Emerging Markets ETF	1,749,548

	Total International Equity	17,648,050

	U.S. Equity — 40.0%
28,622	iShares Russell 2000 ETF	3,559,146
29,847	iShares Russell Mid-Cap ETF	5,167,112
208,499	Vanguard S&P 500 ETF	39,448,011

	Total U.S. Equity	48,174,269

	Total Exchange Traded Funds (Cost $77,233,098)	83,931,143

Investment Companies — 29.1% (b)
	Alternative Assets — 4.8%
390,675	JPMorgan Realty Income Fund, Class R5 Shares	5,703,860

	Fixed Income — 21.0%
1,260,453	JPMorgan Core Bond Fund, Class R6 Shares	14,986,785
309,898	JPMorgan Corporate Bond Fund, Class R6 Shares	3,164,055
241,756	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	1,992,071
41,883	JPMorgan Emerging Markets Local Currency Debt Fund, Class R6 Shares	350,139
619,637	JPMorgan High Yield Fund, Class R6 Shares	4,752,619

	Total Fixed Income	25,245,669

	International Equity — 2.3%
100,889	JPMorgan Emerging Economies Fund, Class R5 Shares	1,264,144
67,514	JPMorgan Emerging Markets Equity Fund, Class R6 Shares	1,547,430

	Total International Equity	2,811,574

	Money Market — 1.0%
1,215,335	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.040% (l) (m)	1,215,335

	Total Investment Companies (Cost $34,485,186)	34,976,438

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 0.1%
125,000	U.S. Treasury Note, 0.375%, 01/31/16 (k) (Cost $125,142)	125,156

	Total Investments — 99.0% (Cost $111,843,426)	119,032,737
	Other Assets in Excess of Liabilities — 1.0%	1,231,774

	NET ASSETS — 100.0%	$120,264,511

Percentages indicated are based on net assets.

JPMorgan SmartRetirement Blend 2025 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT MARCH 31, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
2	E-mini Russell 2000	06/19/15	$249,780	$(2,404)
11	E-mini S&P 500	06/19/15	1,133,440	15,846
	Short Futures Outstanding
(4)	5 Year U.S. Treasury Note	06/30/15	(480,844)	(539)

				$12,903

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

EAFE	—	Europe, Australasia, and Far East
ETF	—	Exchange Traded Fund
MSCI	—	Morgan Stanley Capital International

(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of March 31, 2015.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

As of March 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,598,473
Aggregate gross unrealized depreciation	(409,162)
Net unrealized appreciation/depreciation	$7,189,311

Federal income tax cost of investments	$111,843,426

JPMorgan SmartRetirement Blend 2025 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$118,907,581	$125,156	$—	$119,032,737
Appreciation in Other Financial Instruments
Futures Contracts	$15,846	$—	$—	$15,846
Depreciation in Other Financial Instruments
Futures Contracts	$(2,943)	$—	$—	$(2,943)

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually on the SOI. Level 2 consists of a U.S. Treasury Note that is held for futures collateral. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2015.

JPMorgan SmartRetirement Blend 2030 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Exchange Traded Funds — 73.5%
	Fixed Income — 10.8%
129,691	iShares Core U.S. Aggregate Bond ETF	14,451,468

	International Equity — 16.9%
308,814	iShares MSCI EAFE ETF	19,816,595
69,533	iShares MSCI Emerging Markets ETF	2,790,359

	Total International Equity	22,606,954

	U.S. Equity — 45.8%
34,860	iShares Russell 2000 ETF	4,334,841
39,270	iShares Russell Mid-Cap ETF	6,798,423
264,292	Vanguard S&P 500 ETF	50,004,046

	Total U.S. Equity	61,137,310

	Total Exchange Traded Funds (Cost $89,947,205)	98,195,732

Investment Companies — 25.4% (b)
	Alternative Assets — 5.2%
471,230	JPMorgan Realty Income Fund, Class R5 Shares	6,879,964

	Fixed Income — 15.6%
971,362	JPMorgan Core Bond Fund, Class R6 Shares	11,549,496
243,569	JPMorgan Corporate Bond Fund, Class R6 Shares	2,486,842
240,788	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	1,984,093
47,223	JPMorgan Emerging Markets Local Currency Debt Fund, Class R6 Shares	394,787
567,590	JPMorgan High Yield Fund, Class R6 Shares	4,353,413

	Total Fixed Income	20,768,631

	International Equity — 2.7%
130,380	JPMorgan Emerging Economies Fund, Class R5 Shares	1,633,668
85,037	JPMorgan Emerging Markets Equity Fund, Class R6 Shares	1,949,056

	Total International Equity	3,582,724

	Money Market — 1.9%
2,597,721	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.040% (l)	2,597,721

	Total Investment Companies (Cost $33,148,974)	33,829,040

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 0.1%
140,000	U.S. Treasury Note, 0.375%, 01/31/16 (k) (Cost $140,180)	140,175

	Total Investments — 99.0% (Cost $123,236,359)	132,164,947
	Other Assets in Excess of Liabilities — 1.0%	1,385,669

	NET ASSETS — 100.0%	$133,550,616

Percentages indicated are based on net assets.

JPMorgan SmartRetirement Blend 2030 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT MARCH 31, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
4	E-mini Russell 2000	06/19/15	$499,560	$(4,808)
16	E-mini S&P 500	06/19/15	1,648,640	23,048

				$18,240

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

EAFE	—	Europe, Australasia, and Far East
ETF	—	Exchange Traded Fund
MSCI	—	Morgan Stanley Capital International

(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of March 31, 2015.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

As of March 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$9,282,077
Aggregate gross unrealized depreciation	(353,489)
Net unrealized appreciation/depreciation	$8,928,588

Federal income tax cost of investments	$123,236,359

JPMorgan SmartRetirement Blend 2030 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$132,024,772	$140,175	$—	$132,164,947
Appreciation in Other Financial Instruments
Futures Contracts	$23,048	$—	$—	$23,048
Depreciation in Other Financial Instruments
Futures Contracts	$(4,808)	$—	$—	$(4,808)

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually on the SOI. Level 2 consists of a U.S. Treasury Note that is held for futures collateral. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2015.

JPMorgan SmartRetirement Blend 2035 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Exchange Traded Funds — 75.9%
	Fixed Income — 7.4%
58,623	iShares Core U.S. Aggregate Bond ETF	6,532,361

	International Equity — 18.9%
227,405	iShares MSCI EAFE ETF	14,592,579
54,381	iShares MSCI Emerging Markets ETF	2,182,310

	Total International Equity	16,774,889

	U.S. Equity — 49.6%
26,003	iShares Russell 2000 ETF	3,233,473
27,635	iShares Russell Mid-Cap ETF	4,784,171
189,540	Vanguard S&P 500 ETF	35,860,968

	Total U.S. Equity	43,878,612

	Total Exchange Traded Funds (Cost $62,057,564)	67,185,862

Investment Companies — 22.5% (b)
	Alternative Assets — 5.7%
343,333	JPMorgan Realty Income Fund, Class R5 Shares	5,012,660

	Fixed Income — 11.8%
439,013	JPMorgan Core Bond Fund, Class R6 Shares	5,219,862
115,299	JPMorgan Corporate Bond Fund, Class R6 Shares	1,177,203
131,454	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	1,083,178
24,245	JPMorgan Emerging Markets Local Currency Debt Fund, Class R6 Shares	202,685
363,133	JPMorgan High Yield Fund, Class R6 Shares	2,785,226

	Total Fixed Income	10,468,154

	International Equity — 2.9%
90,497	JPMorgan Emerging Economies Fund, Class R5 Shares	1,133,923
64,294	JPMorgan Emerging Markets Equity Fund, Class R6 Shares	1,473,624

	Total International Equity	2,607,547

	Money Market — 2.1%
1,850,334	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.040% (l) (m)	1,850,334

	Total Investment Companies (Cost $19,498,114)	19,938,695

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 0.1%
80,000	U.S. Treasury Notes, 0.375%, 01/31/16 (k) (Cost $80,105)	80,100

	Total Investments — 98.5% (Cost $81,635,783)	87,204,657
	Other Assets in Excess of Liabilities — 1.5%	1,283,123

	NET ASSETS — 100.0%	$88,487,780

Percentages indicated are based on net assets.

JPMorgan SmartRetirement Blend 2035 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT MARCH 31, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
3	E-mini Russell 2000	06/19/15	$374,670	$(3,616)
11	E-mini S&P 500	06/19/15	1,133,440	10,665
1	5 Year U.S. Treasury Note	06/30/15	120,211	647

				$7,696

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

EAFE	—	Europe, Australasia, and Far East
ETF	—	Exchange Traded Fund
MSCI	—	Morgan Stanley Capital International

(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of March 31, 2015.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

As of March 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,769,716
Aggregate gross unrealized depreciation	(200,842)

Net unrealized appreciation/depreciation	$5,568,874

Federal income tax cost of investments	$81,635,783

JPMorgan SmartRetirement Blend 2035 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$87,124,557	$80,100	$—	$87,204,657
Appreciation in Other Financial Instruments
Futures Contracts	$11,312	$—	$—	$11,312
Depreciation in Other Financial Instruments
Futures Contracts	$(3,616)	$—	$—	$(3,616)

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually on the SOI. Level 2 consists of a U.S. Treasury Note that is held for futures collateral. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2015.

JPMorgan SmartRetirement Blend 2040 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Exchange Traded Funds — 79.0%
	Fixed Income — 4.8%
35,146	iShares Core U.S. Aggregate Bond ETF	3,916,319

	International Equity — 21.0%
232,842	iShares MSCI EAFE ETF	14,941,471
56,425	iShares MSCI Emerging Markets ETF	2,264,335

	Total International Equity	17,205,806

	U.S. Equity — 53.2%
26,143	iShares Russell 2000 ETF	3,250,882
27,837	iShares Russell Mid-Cap ETF	4,819,141
188,319	Vanguard S&P 500 ETF	35,629,955

	Total U.S. Equity	43,699,978

	Total Exchange Traded Funds (Cost $59,425,073)	64,822,103

Investment Companies — 21.1% (b)
	Alternative Assets — 6.0%
336,317	JPMorgan Realty Income Fund, Class R5 Shares	4,910,233

	Fixed Income — 9.1%
275,345	JPMorgan Core Bond Fund, Class R6 Shares	3,273,853
80,619	JPMorgan Corporate Bond Fund, Class R6 Shares	823,120
111,429	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	918,173
23,317	JPMorgan Emerging Markets Local Currency Debt Fund, Class R6 Shares	194,933
300,419	JPMorgan High Yield Fund, Class R6 Shares	2,304,213

	Total Fixed Income	7,514,292

	International Equity — 3.4%
96,828	JPMorgan Emerging Economies Fund, Class R5 Shares	1,213,250
67,873	JPMorgan Emerging Markets Equity Fund, Class R6 Shares	1,555,648

	Total International Equity	2,768,898

	Money Market — 2.6%
2,134,743	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.040% (l)	2,134,743

	Total Investment Companies (Cost $16,878,287)	17,328,166

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 0.1%
100,000	U.S. Treasury Note, 0.375%, 01/31/16 (k) (Cost $100,129)	100,125

	Total Investments — 100.2% (Cost $76,403,489)	82,250,394
	Liabilities in Excess of Other Assets — (0.2)%	(190,050)

	NET ASSETS — 100.0%	$82,060,344

Percentages indicated are based on net assets.

JPMorgan SmartRetirement Blend 2040 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT MARCH 31, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
1	E-mini Russell 2000	06/19/15	$124,890	$(1,532)
10	E-mini S&P 500	06/19/15	1,030,400	14,405
	Short Futures Outstanding
(1)	5 Year U.S. Treasury Note	06/30/15	(120,211)	(25)

				$12,848

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

EAFE	—	Europe, Australasia, and Far East
ETF	—	Exchange Traded Fund
MSCI	—	Morgan Stanley Capital International

(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of March 31, 2015.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

As of March 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,025,284
Aggregate gross unrealized depreciation	(178,379)

Net unrealized appreciation/depreciation	$5,846,905

Federal income tax cost of investments	$76,403,489

JPMorgan SmartRetirement Blend 2040 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$82,150,269	$100,125	$—	$82,250,394
Appreciation in Other Financial Instruments
Futures Contracts	$14,405	$—	$—	$14,405
Depreciation in Other Financial Instruments
Futures Contracts	$(1,557)	$—	$—	$(1,557)

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually on the SOI. Level 2 consists of a U.S. Treasury Note that is held for futures collateral. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2015.

JPMorgan SmartRetirement Blend 2045 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Exchange Traded Funds — 79.0%
	Fixed Income — 4.8%
18,349	iShares Core U.S. Aggregate Bond ETF	2,044,629

	International Equity — 21.0%
121,318	iShares MSCI EAFE ETF	7,784,976
30,757	iShares MSCI Emerging Markets ETF	1,234,279

	Total International Equity	9,019,255

	U.S. Equity — 53.2%
13,534	iShares Russell 2000 ETF	1,682,953
14,318	iShares Russell Mid-Cap ETF	2,478,732
98,866	Vanguard S&P 500 ETF	18,705,447

	Total U.S. Equity	22,867,132

	Total Exchange Traded Funds (Cost $31,454,169)	33,931,016

Investment Companies — 20.0% (b)
	Alternative Assets — 6.0%
177,197	JPMorgan Realty Income Fund, Class R5 Shares	2,587,081

	Fixed Income — 9.0%
141,859	JPMorgan Core Bond Fund, Class R6 Shares	1,686,704
34,871	JPMorgan Corporate Bond Fund, Class R6 Shares	356,028
57,815	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	476,394
10,473	JPMorgan Emerging Markets Local Currency Debt Fund, Class R6 Shares	87,551
162,167	JPMorgan High Yield Fund, Class R6 Shares	1,243,819

	Total Fixed Income	3,850,496

	International Equity — 3.3%
47,087	JPMorgan Emerging Economies Fund, Class R5 Shares	590,005
35,173	JPMorgan Emerging Markets Equity Fund, Class R6 Shares	806,164

	Total International Equity	1,396,169

	Money Market — 1.7%
733,094	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.040% (l)	733,094

	Total Investment Companies (Cost $8,354,741)	8,566,840

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 0.1%
50,000	U.S. Treasury Note, 0.375%, 01/31/16 (k) (Cost $50,066)	50,062

	Total Investments — 99.1% (Cost $39,858,976)	42,547,918
	Other Assets in Excess of Liabilities — 0.9%	394,279

	NET ASSETS — 100.0%	$42,942,197

Percentages indicated are based on net assets.

JPMorgan SmartRetirement Blend 2045 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT MARCH 31, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
1	E-mini Russell 2000	06/19/15	$124,890	$(1,202)
5	E-mini S&P 500	06/19/15	515,200	7,202

				$6,000

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

EAFE	—	Europe, Australasia, and Far East
ETF	—	Exchange Traded Fund
MSCI	—	Morgan Stanley Capital International

(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of March 31, 2015.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

As of March 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,797,490
Aggregate gross unrealized depreciation	(108,548)

Net unrealized appreciation/depreciation	$2,688,942

Federal income tax cost of investments	$39,858,976

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan SmartRetirement Blend 2045 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$42,497,856	$50,062	$—	$42,547,918
Appreciation in Other Financial Instruments
Futures Contracts	$7,202	$—	$—	$7,202
Depreciation in Other Financial Instruments
Futures Contracts	$(1,202)	$—	$—	$(1,202)

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually on the SOI. Level 2 consists of a U.S. Treasury Note that is held for futures collateral. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2015.

JPMorgan SmartRetirement Blend 2050 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Exchange Traded Funds — 77.7%
	Fixed Income — 4.7%
12,628	iShares Core U.S. Aggregate Bond ETF	1,407,138

	International Equity — 20.5%
83,244	iShares MSCI EAFE ETF	5,341,767
18,698	iShares MSCI Emerging Markets ETF	750,351

	Total International Equity	6,092,118

	U.S. Equity — 52.5%
9,989	iShares Russell 2000 ETF	1,242,132
10,047	iShares Russell Mid-Cap ETF	1,739,337
66,454	Vanguard S&P 500 ETF	12,573,097

	Total U.S. Equity	15,554,566

	Total Exchange Traded Funds (Cost $21,163,843)	23,053,822

Investment Companies — 20.6% (b)
	Alternative Assets — 5.9%
120,455	JPMorgan Realty Income Fund, Class R5 Shares	1,758,638

	Fixed Income — 9.4%
102,509	JPMorgan Core Bond Fund, Class R6 Shares	1,218,835
31,861	JPMorgan Corporate Bond Fund, Class R6 Shares	325,303
38,418	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	316,561
7,310	JPMorgan Emerging Markets Local Currency Debt Fund, Class R6 Shares	61,111
110,432	JPMorgan High Yield Fund, Class R6 Shares	847,013

	Total Fixed Income	2,768,823

	International Equity — 3.6%
37,223	JPMorgan Emerging Economies Fund, Class R5 Shares	466,402
25,698	JPMorgan Emerging Markets Equity Fund, Class R6 Shares	589,003

	Total International Equity	1,055,405

	Money Market — 1.7%
513,166	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.040% (l) (m)	513,166

	Total Investment Companies (Cost $5,951,178)	6,096,032

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 0.1%
40,000	U.S. Treasury Note, 0.375%, 01/31/16 (k) (Cost $40,053)	40,050

	Total Investments — 98.4% (Cost $27,155,074)	29,189,904
	Other Assets in Excess of Liabilities — 1.6%	460,356

	NET ASSETS — 100.0%	$29,650,260

Percentages indicated are based on net assets.

JPMorgan SmartRetirement Blend 2050 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT MARCH 31, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
6	E-mini S&P 500	06/19/15	$618,240	$6,628
	Short Futures Outstanding
(1)	5 Year U.S. Treasury Note	06/30/15	(120,211)	(940)

				$5,688

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

EAFE	—	Europe, Australasia, and Far East
ETF	—	Exchange Traded Fund
MSCI	—	Morgan Stanley Capital International

(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of March 31, 2015.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

As of March 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,107,133
Aggregate gross unrealized depreciation	(72,303)

Net unrealized appreciation/depreciation	$2,034,830

Federal income tax cost of investments	$27,155,074

JPMorgan SmartRetirement Blend 2050 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$29,149,854	$40,050	$—	$29,189,904
Appreciation in Other Financial Instruments
Futures Contracts	$6,628	$—	$—	$6,628
Depreciation in Other Financial Instruments
Futures Contracts	$(940)	$—	$—	$(940)

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually on the SOI. Level 2 consists of a U.S. Treasury Note that is held for futures collateral. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2015.

JPMorgan SmartRetirement Blend 2055 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Exchange Traded Funds — 80.3%
	Fixed Income — 4.8%
4,176	iShares Core U.S. Aggregate Bond ETF	465,332

	International Equity — 20.9%
27,690	iShares MSCI EAFE ETF	1,776,867
6,402	iShares MSCI Emerging Markets ETF	256,912

	Total International Equity	2,033,779

	U.S. Equity — 54.6%
3,287	iShares Russell 2000 ETF	408,739
3,392	iShares Russell Mid-Cap ETF	587,223
22,846	Vanguard S&P 500 ETF	4,322,463

	Total U.S. Equity	5,318,425

	Total Exchange Traded Funds (Cost $7,172,125)	7,817,536

Investment Companies — 20.1% (b)
	Alternative Assets — 6.2%
41,304	JPMorgan Realty Income Fund, Class R5 Shares	603,037

	Fixed Income — 9.1%
31,642	JPMorgan Core Bond Fund, Class R6 Shares	376,226
8,629	JPMorgan Corporate Bond Fund, Class R6 Shares	88,107
13,028	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	107,347
3,805	JPMorgan Emerging Markets Local Currency Debt Fund, Class R6 Shares	31,814
36,423	JPMorgan High Yield Fund, Class R6 Shares	279,364

	Total Fixed Income	882,858

	International Equity — 3.5%
12,289	JPMorgan Emerging Economies Fund, Class R5 Shares	153,987
8,349	JPMorgan Emerging Markets Equity Fund, Class R6 Shares	191,365

	Total International Equity	345,352

	Money Market — 1.3%
128,739	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.040% (l)	128,739

	Total Investment Companies (Cost $1,915,141)	1,959,986

U.S. Treasury Obligation — 0.2%
20,000	U.S. Treasury Note, 0.375%, 01/31/16 (k) (Cost $20,027)	20,025

	Total Investments — 100.6% (Cost $9,107,293)	9,797,547
	Liabilities in Excess of Other Assets — (0.6)%	(57,270)

	NET ASSETS — 100.0%	$9,740,277

Percentages indicated are based on net assets.

JPMorgan SmartRetirement Blend 2055 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT MARCH 31, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
1	E-mini S&P 500	06/19/15	$103,040	$1,440

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

EAFE	—	Europe, Australasia, and Far East
ETF	—	Exchange Traded Fund
MSCI	—	Morgan Stanley Capital International

(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of March 31, 2015.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

As of March 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$718,702
Aggregate gross unrealized depreciation	(28,448)

Net unrealized appreciation/depreciation	$690,254

Federal income tax cost of investments	$9,107,293

JPMorgan SmartRetirement Blend 2055 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$9,777,522	$20,025	$—	$9,797,547
Appreciation in Other Financial Instruments
Futures Contracts	$1,440	$—	$—	$1,440

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually on the SOI. Level 2 consists of a U.S. Treasury Note that is held for futures collateral. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2015.

JPMorgan SmartRetirement Blend Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Exchange Traded Funds — 49.3%
	Fixed Income — 18.7%
9,261	iShares Barclays TIPS Bond ETF	1,051,957
69,591	iShares Core U.S. Aggregate Bond ETF	7,754,525

	Total Fixed Income	8,806,482

	International Equity — 7.2%
47,268	iShares MSCI EAFE ETF	3,033,188
2,941	iShares MSCI Emerging Markets ETF	118,022
5,293	SPDR S&P Global Natural Resources ETF	227,228

	Total International Equity	3,378,438

	U.S. Equity — 23.4%
6,338	iShares Russell 2000 ETF	788,131
6,060	iShares Russell Mid-Cap ETF	1,049,107
48,501	Vanguard S&P 500 ETF	9,176,389

	Total U.S. Equity	11,013,627

	Total Exchange Traded Funds (Cost $21,470,364)	23,198,547

Investment Companies — 44.7% (b)
	Alternative Assets — 2.4%
9,619	JPMorgan Commodities Strategy Fund, Class R6 Shares (a)	99,360
71,427	JPMorgan Realty Income Fund, Class R5 Shares	1,042,835

	Total Alternative Assets	1,142,195

	Fixed Income — 31.5%
560,924	JPMorgan Core Bond Fund, Class R6 Shares	6,669,387
140,324	JPMorgan Corporate Bond Fund, Class R6 Shares	1,432,712
112,734	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	928,930
28,976	JPMorgan Emerging Markets Local Currency Debt Fund, Class R6 Shares	242,238
105,871	JPMorgan Floating Rate Income Fund, Class R6 Shares	1,038,591
305,987	JPMorgan High Yield Fund, Class R6 Shares	2,346,922
207,434	JPMorgan Inflation Managed Bond Fund, Class R6 Shares	2,144,865

	Total Fixed Income	14,803,645

	International Equity — 0.6%
11,198	JPMorgan Emerging Economies Fund, Class R5 Shares	140,312
5,902	JPMorgan Emerging Markets Equity Fund, Class R6 Shares	135,265

	Total International Equity	275,577

	Money Market — 10.2%
4,809,001	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.040% (l) (m)	4,809,001

	Total Investment Companies (Cost $20,964,015)	21,030,418

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 0.0% (g)
25,000	U.S. Treasury Note, 0.375%, 01/31/16 (k) (Cost $25,028)	25,031
	Total Investments — 94.0% (Cost $42,459,407)	44,253,996
	Other Assets in Excess of Liabilities — 6.0%	2,812,507

	NET ASSETS — 100.0%	$47,066,503

Percentages indicated are based on net assets.

JPMorgan SmartRetirement Blend Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT MARCH 31, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
3	5 Year U.S. Treasury Note	06/30/15	$360,633	$1,252

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

EAFE	—	Europe, Australasia, and Far East
ETF	—	Exchange Traded Fund
MSCI	—	Morgan Stanley Capital International
SPDR	—	Standard & Poor’s Depositary Receipts
TIPS	—	Treasury Inflation Protected Security

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.1%.
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of March 31, 2015.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

As of March 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,055,165
Aggregate gross unrealized depreciation	(260,576)

Net unrealized appreciation/depreciation	$1,794,589

Federal income tax cost of investments	$42,459,407

JPMorgan SmartRetirement Blend Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$44,228,965	$25,031	$—	$44,253,996
Appreciation in Other Financial Instruments
Futures Contracts	$1,252	$—	$—	$1,252

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually on the SOI. Level 2 consists of a U.S. Treasury Note that is held for futures collateral. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2015.

JPMorgan U.S. Dynamic Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long Positions — 129.3% (j)
Common Stocks — 126.6%
Consumer Discretionary — 17.7%
	Auto Components — 0.7%
25	Delphi Automotive plc, (United Kingdom)	2,001

	Diversified Consumer Services — 0.9%
3	Graham Holdings Co., Class B	2,729

	Hotels, Restaurants & Leisure — 1.0%
82	Restaurant Brands International, Inc., (Canada)	3,144

	Household Durables — 1.7%
45	Jarden Corp. (a)	2,377
74	Toll Brothers, Inc. (a)	2,915

		5,292

	Internet & Catalog Retail — 1.6%
20	Expedia, Inc.	1,845
2	Priceline Group, Inc. (The) (a)	2,852

		4,697

	Media — 4.5%
83	Comcast Corp., Class A	4,673
26	DISH Network Corp., Class A (a)	1,815
51	Time Warner, Inc.	4,306
42	Viacom, Inc., Class B	2,836

		13,630

	Multiline Retail — 2.6%
4	Big Lots, Inc.	211
12	Dillard’s, Inc., Class A	1,652
36	Kohl’s Corp.	2,809
41	Target Corp.	3,332

		8,004

	Specialty Retail — 3.3%
86	Best Buy Co., Inc.	3,254
59	Home Depot, Inc. (The)	6,695

		9,949

	Textiles, Apparel & Luxury Goods — 1.4%
124	Hanesbrands, Inc.	4,139

	Total Consumer Discretionary	53,585

Consumer Staples — 12.7%
	Beverages — 2.9%
70	Coca-Cola Co. (The)	2,822
29	Molson Coors Brewing Co., Class B	2,133
40	PepsiCo, Inc.	3,835

		8,790

	Food & Staples Retailing — 3.6%
19	CVS Health Corp.	1,928
77	Kroger Co. (The)	5,878
37	Walgreens Boots Alliance, Inc.	3,166

		10,972

	Food Products — 3.3%
75	Archer-Daniels-Midland Co.	3,550
14	Bunge Ltd.	1,161
16	Ingredion, Inc.	1,238
33	Pilgrim’s Pride Corp.	743
86	Tyson Foods, Inc., Class A	3,298

		9,990

	Household Products — 2.7%
43	Energizer Holdings, Inc.	5,939
25	Procter & Gamble Co. (The)	2,065

		8,004

	Personal Products — 0.2%
15	Herbalife Ltd. (a)	641

	Total Consumer Staples	38,397

Energy — 8.6%
	Energy Equipment & Services — 3.3%
35	Baker Hughes, Inc.	2,251
64	Cameron International Corp. (a)	2,865
97	National Oilwell Varco, Inc.	4,824

		9,940

	Oil, Gas & Consumable Fuels — 5.3%
184	Denbury Resources, Inc.	1,342
48	Devon Energy Corp.	2,907
17	Marathon Petroleum Corp.	1,751
109	Oasis Petroleum, Inc. (a)	1,549
43	Occidental Petroleum Corp.	3,139
84	Valero Energy Corp.	5,369

		16,057

	Total Energy	25,997

Financials — 16.0%
	Banks — 8.5%
277	Bank of America Corp.	4,255
134	Citigroup, Inc.	6,892
265	KeyCorp	3,752
199	Wells Fargo & Co.	10,814

		25,713

	Capital Markets — 0.5%
11	Ameriprise Financial, Inc.	1,426

	Consumer Finance — 3.1%
54	Capital One Financial Corp.	4,241

JPMorgan U.S. Dynamic Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long Positions — continued
Common Stocks — continued
	Consumer Finance — continued
92	Discover Financial Services	5,165

		9,406

	Insurance — 3.3%
68	Allstate Corp. (The)	4,815
4	Everest Re Group Ltd., (Bermuda)	765
26	Lincoln National Corp.	1,494
19	Prudential Financial, Inc.	1,502
14	Travelers Cos., Inc. (The)	1,492

		10,068

	Real Estate Investment Trusts (REITs) — 0.6%
100	NorthStar Realty Finance Corp.	1,814

	Total Financials	48,427

Health Care — 22.5%
	Biotechnology — 5.6%
48	Amgen, Inc.	7,638
63	Gilead Sciences, Inc. (a)	6,171
27	Vertex Pharmaceuticals, Inc. (a)	3,189

		16,998

	Health Care Equipment & Supplies — 3.5%
25	Becton, Dickinson and Co.	3,590
53	Medtronic plc, (Ireland)	4,118
30	Stryker Corp.	2,721

		10,429

	Health Care Providers & Services — 8.6%
46	Anthem, Inc.	7,057
42	Cigna Corp.	5,385
19	Humana, Inc.	3,454
25	LifePoint Hospitals, Inc. (a)	1,799
21	McKesson Corp.	4,705
46	Omnicare, Inc.	3,529

		25,929

	Pharmaceuticals — 4.8%
44	Merck & Co., Inc.	2,506
35	Mylan N.V. (a)	2,101
284	Pfizer, Inc.	9,891

		14,498

	Total Health Care	67,854

Industrials — 13.1%
	Aerospace & Defense — 6.3%
20	Boeing Co. (The)	2,972
6	General Dynamics Corp.	828
6	Huntington Ingalls Industries, Inc.	771
16	L-3 Communications Holdings, Inc.	2,038
42	Northrop Grumman Corp.	6,760
51	Raytheon Co.	5,625

		18,994

	Air Freight & Logistics — 0.4%
7	FedEx Corp.	1,109

	Airlines — 2.4%
16	Alaska Air Group, Inc.	1,085
43	Delta Air Lines, Inc.	1,915
88	Southwest Airlines Co.	3,899
6	United Continental Holdings, Inc. (a)	390

		7,289

	Commercial Services & Supplies — 0.6%
79	Pitney Bowes, Inc.	1,849

	Construction & Engineering — 1.6%
155	AECOM (a)	4,774

	Industrial Conglomerates — 1.0%
37	Danaher Corp.	3,144

	Machinery — 0.8%
24	Illinois Tool Works, Inc.	2,341

	Total Industrials	39,500

Information Technology — 29.6%
	Communications Equipment — 3.0%
100	Brocade Communications Systems, Inc.	1,184
213	Cisco Systems, Inc.	5,852
27	QUALCOMM, Inc.	1,900

		8,936

	Internet Software & Services — 2.1%
2	Google, Inc., Class A (a)	970
17	VeriSign, Inc. (a)	1,105
99	Yahoo!, Inc. (a)	4,386

		6,461

	IT Services — 3.7%
2	Booz Allen Hamilton Holding Corp.	55
70	Computer Sciences Corp.	4,537
3	Global Payments, Inc.	257
74	Leidos Holdings, Inc.	3,084
21	MasterCard, Inc., Class A	1,840
22	Visa, Inc., Class A	1,439

		11,212

	Semiconductors & Semiconductor Equipment — 3.2%
36	Broadcom Corp., Class A	1,546
24	KLA-Tencor Corp.	1,422
62	Lam Research Corp.	4,333

JPMorgan U.S. Dynamic Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long Positions — continued
Common Stocks — continued
	Semiconductors & Semiconductor Equipment — continued
88	Micron Technology, Inc. (a)	2,374

		9,675

	Software — 8.3%
72	Activision Blizzard, Inc.	1,625
255	Microsoft Corp.	10,361
156	Oracle Corp.	6,710
125	Rovi Corp. (a)	2,283
173	Symantec Corp.	4,047

		25,026

	Technology Hardware, Storage & Peripherals — 9.3%
143	Apple, Inc.	17,781
202	Hewlett-Packard Co.	6,279
21	SanDisk Corp.	1,317
32	Western Digital Corp.	2,876

		28,253

	Total Information Technology	89,563

Materials — 2.6%
	Chemicals — 1.0%
14	PPG Industries, Inc.	3,088

	Containers & Packaging — 1.3%
86	Sealed Air Corp.	3,936

	Paper & Forest Products — 0.3%
17	International Paper Co.	921

	Total Materials	7,945

Telecommunication Services — 0.9%
	Diversified Telecommunication Services — 0.9%
43	AT&T, Inc.	1,415
24	Verizon Communications, Inc.	1,175

	Total Telecommunication Services	2,590

Utilities — 2.9%
	Electric Utilities — 1.3%
52	Entergy Corp.	4,061

	Gas Utilities — 1.6%
146	UGI Corp.	4,748

	Total Utilities	8,809

	Total Common Stocks (Cost $297,098)	382,667

Short-Term Investment — 2.7%
	Investment Company — 2.7%
8,288	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.040% (b) (l) (Cost $8,288)	8,288

	Total Investments — 129.3% (Cost $305,386)	390,955
	Liabilities in Excess of Other Assets — (29.3)% (c)	(88,648)

	NET ASSETS — 100.0%	$302,307

Short Positions — 29.4%
Common Stocks — 29.4%
Consumer Discretionary — 5.5%
	Hotels, Restaurants & Leisure — 1.9%
8	Marriott International, Inc., Class A	675
54	Norwegian Cruise Line Holdings Ltd. (a)	2,927
5	Panera Bread Co., Class A (a)	768
15	Starbucks Corp.	1,449

		5,819

	Household Durables — 0.4%
6	Mohawk Industries, Inc. (a)	1,152

	Internet & Catalog Retail — 0.2%
1	Netflix, Inc. (a)	542

	Leisure Products — 0.4%
50	Mattel, Inc.	1,149

	Media — 0.5%
8	Charter Communications, Inc., Class A (a)	1,603

	Specialty Retail — 1.5%
23	Cabela’s, Inc. (a)	1,299
18	CarMax, Inc. (a)	1,263
19	Restoration Hardware Holdings, Inc. (a)	1,924

		4,486

	Textiles, Apparel & Luxury Goods — 0.6%
52	Kate Spade & Co. (a)	1,729

	Total Consumer Discretionary	16,480

Consumer Staples — 2.5%
	Food & Staples Retailing — 0.6%
22	United Natural Foods, Inc. (a)	1,703

	Food Products — 1.1%
16	Hershey Co. (The)	1,604
24	McCormick & Co., Inc. (Non-Voting)	1,882

		3,486

JPMorgan U.S. Dynamic Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short Positions — continued
Common Stocks — continued
	Personal Products — 0.8%
29	Estee Lauder Cos., Inc. (The), Class A	2,437

	Total Consumer Staples	7,626

Energy — 0.7%
	Oil, Gas & Consumable Fuels — 0.7%
37	Cabot Oil & Gas Corp.	1,089
11	CONSOL Energy, Inc.	307
14	Range Resources Corp.	739

	Total Energy	2,135

Financials — 0.5%
	Banks — 0.5%
137	Investors Bancorp, Inc.	1,603

Health Care — 4.1%
	Biotechnology — 0.1%
7	Cepheid, Inc. (a)	410

	Health Care Equipment & Supplies — 0.2%
4	Cooper Cos., Inc. (The)	712

	Health Care Providers & Services — 2.2%
20	Acadia Healthcare Co., Inc. (a)	1,454
17	Brookdale Senior Living, Inc. (a)	634
56	Team Health Holdings, Inc. (a)	3,288
22	Tenet Healthcare Corp. (a)	1,099

		6,475

	Health Care Technology — 0.6%
153	Allscripts Healthcare Solutions, Inc. (a)	1,832

	Pharmaceuticals — 1.0%
16	Eli Lilly & Co.	1,192
39	Zoetis, Inc.	1,824

		3,016

	Total Health Care	12,445

Industrials — 5.0%
	Aerospace & Defense — 0.8%
47	Hexcel Corp.	2,396

	Commercial Services & Supplies — 2.0%
21	Republic Services, Inc.	864
36	Stericycle, Inc. (a)	5,098

		5,962

	Construction & Engineering — 0.5%
53	Quanta Services, Inc. (a)	1,509

	Road & Rail — 0.5%
14	Kansas City Southern	1,450

	Trading Companies & Distributors — 1.2%
45	Fastenal Co.	1,849
25	MRC Global, Inc. (a)	300
7	W.W. Grainger, Inc.	1,627

		3,776

	Total Industrials	15,093

Information Technology — 9.3%
	Communications Equipment — 1.4%
93	JDS Uniphase Corp. (a)	1,222
22	Motorola Solutions, Inc.	1,453
28	ViaSat, Inc. (a)	1,681

		4,356

	Electronic Equipment, Instruments & Components — 2.4%
33	Amphenol Corp., Class A	1,939
24	Ingram Micro, Inc., Class A (a)	590
5	IPG Photonics Corp. (a)	454
106	National Instruments Corp.	3,382
34	Trimble Navigation Ltd. (a)	862

		7,227

	Internet Software & Services — 0.7%
21	Rackspace Hosting, Inc. (a)	1,083
10	Zillow Group, Inc., Class A (a)	963

		2,046

	IT Services — 1.1%
65	Paychex, Inc.	3,220

	Semiconductors & Semiconductor Equipment — 0.9%
50	Applied Materials, Inc.	1,130
36	Linear Technology Corp.	1,662

		2,792

	Software — 2.4%
4	FireEye, Inc. (a)	149
7	NetSuite, Inc. (a)	677
30	Red Hat, Inc. (a)	2,265
38	salesforce.com, Inc. (a)	2,526
6	Ultimate Software Group, Inc. (The) (a)	1,020
176	Zynga, Inc., Class A (a)	502

		7,139

	Technology Hardware, Storage & Peripherals — 0.4%
16	NCR Corp. (a)	475
17	Stratasys Ltd. (a)	887

		1,362

	Total Information Technology	28,142

Utilities — 1.8%
	Electric Utilities — 0.9%
33	OGE Energy Corp.	1,034

JPMorgan U.S. Dynamic Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short Positions — continued
Common Stocks — continued
	Electric Utilities — continued
43	Southern Co. (The)	1,895

		2,929

	Multi-Utilities — 0.9%
15	Dominion Resources, Inc.	1,049
36	NiSource, Inc.	1,598

		2,647

	Total Utilities	5,576

	Total Securities Sold Short (Proceeds $80,885)	$89,100

Percentages indicated are based on net assets.

JPMorgan U.S. Dynamic Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

(Amounts in thousands, except number of Futures contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT MARCH 31, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
53	E-mini S&P 500	06/19/15	$5,461	$66

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	—	Included in this amount is cash segregated as collateral for future contracts.
(j)	—	All or a portion of these securities are segregated for short sales.
(l)	—	The rate shown is the current yield as of March 31, 2015.

As of March 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$91,399
Aggregate gross unrealized depreciation	(5,830)

Net unrealized appreciation/depreciation	$85,569

Federal income tax cost of investments	$305,386

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$390,955	$—	$—	$390,955
Total Liabilities for Securities Sold Short (a)	$(89,100)	$—	$—	$(89,100)
Appreciation in Other Financial Instruments
Futures Contracts	$66	$—	$—	$66

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2015.

JPMorgan U.S. Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 98.3%
Consumer Discretionary — 16.0%
	Auto Components — 0.6%
146	Delphi Automotive plc, (United Kingdom)	11,628
1,143	Johnson Controls, Inc.	57,628
102	Magna International, Inc., (Canada)	5,484

		74,740

	Automobiles — 1.7%
5,539	General Motors Co.	207,727

	Hotels, Restaurants & Leisure — 1.4%
290	Carnival Corp.	13,875
112	Dunkin’ Brands Group, Inc.	5,337
635	Royal Caribbean Cruises Ltd.	52,008
1,099	Starbucks Corp.	104,064
27	Yum! Brands, Inc.	2,088

		177,372

	Household Durables — 1.5%
36	D.R. Horton, Inc.	1,036
725	Harman International Industries, Inc.	96,835
30	Jarden Corp. (a)	1,565
1,927	PulteGroup, Inc.	42,828
1,142	Toll Brothers, Inc. (a)	44,946
29	Whirlpool Corp.	5,833

		193,043

	Internet & Catalog Retail — 0.8%
243	Amazon.com, Inc. (a)	90,578
10	Priceline Group, Inc. (The) (a)	11,928

		102,506

	Media — 5.4%
1,193	CBS Corp. (Non-Voting), Class B	72,337
425	Charter Communications, Inc., Class A (a)	82,024
1,760	Comcast Corp., Class A	99,405
968	DISH Network Corp., Class A (a)	67,794
75	Time Warner Cable, Inc.	11,310
2,076	Time Warner, Inc.	175,298
3,380	Twenty-First Century Fox, Inc., Class A	114,385
301	Twenty-First Century Fox, Inc., Class B	9,905
314	Walt Disney Co. (The)	32,892

		665,350

	Specialty Retail — 4.0%
80	AutoZone, Inc. (a)	54,256
1,289	Best Buy Co., Inc.	48,699
399	Home Depot, Inc. (The)	45,278
3,157	Lowe’s Cos., Inc.	234,819
286	Tiffany & Co.	25,208
1,202	TJX Cos., Inc. (The)	84,190

		492,450

	Textiles, Apparel & Luxury Goods — 0.6%
336	lululemon athletica, Inc., (Canada) (a)	21,486
206	PVH Corp.	21,968
205	Ralph Lauren Corp.	26,951
98	V.F. Corp.	7,379

		77,784

	Total Consumer Discretionary	1,990,972

Consumer Staples — 5.7%
	Beverages — 1.8%
1,624	Coca-Cola Co. (The)	65,834
544	Constellation Brands, Inc., Class A (a)	63,179
61	Molson Coors Brewing Co., Class B	4,573
914	PepsiCo, Inc.	87,382

		220,968

	Food & Staples Retailing — 1.2%
420	Costco Wholesale Corp.	63,592
831	CVS Health Corp.	85,728

		149,320

	Food Products — 0.9%
412	Hershey Co. (The)	41,553
6	Keurig Green Mountain, Inc.	658
1,861	Mondelez International, Inc., Class A	67,163

		109,374

	Household Products — 1.2%
247	Colgate-Palmolive Co.	17,095
1,697	Procter & Gamble Co. (The)	139,064

		156,159

	Personal Products — 0.1%
144	Estee Lauder Cos., Inc. (The), Class A	11,956

	Tobacco — 0.5%
877	Philip Morris International, Inc.	66,101

	Total Consumer Staples	713,878

Energy — 7.1%
	Energy Equipment & Services — 1.5%
856	Baker Hughes, Inc.	54,411
844	Halliburton Co.	37,051
1,076	Schlumberger Ltd.	89,819
614	Weatherford International plc, (Switzerland) (a)	7,548

		188,829

JPMorgan U.S. Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Oil, Gas & Consumable Fuels — 5.6%
767	Anadarko Petroleum Corp.	63,491
33	Cheniere Energy, Inc. (a)	2,579
695	Chevron Corp.	72,910
289	Concho Resources, Inc. (a)	33,511
611	EOG Resources, Inc.	55,984
425	EQT Corp.	35,195
1,003	Exxon Mobil Corp.	85,280
1,114	Marathon Oil Corp.	29,084
334	Marathon Petroleum Corp.	34,216
2,842	Occidental Petroleum Corp.	207,432
448	Phillips 66	35,179
182	Pioneer Natural Resources Co.	29,723
269	Southwestern Energy Co. (a)	6,236

		690,820

	Total Energy	879,649

Financials — 15.6%
	Banks — 6.0%
10,895	Bank of America Corp.	167,679
700	BB&T Corp.	27,307
2,865	Citigroup, Inc.	147,594
314	East West Bancorp, Inc.	12,719
100	First Republic Bank	5,697
650	KeyCorp	9,199
254	SunTrust Banks, Inc.	10,432
324	SVB Financial Group (a)	41,144
5,893	Wells Fargo & Co.	320,599

		742,370

	Capital Markets — 4.7%
40	Affiliated Managers Group, Inc. (a)	8,676
198	Ameriprise Financial, Inc.	25,891
177	BlackRock, Inc.	64,739
2,876	Charles Schwab Corp. (The)	87,558
434	Goldman Sachs Group, Inc. (The)	81,550
1,967	Invesco Ltd.	78,059
5,505	Morgan Stanley	196,484
481	State Street Corp.	35,390
142	TD Ameritrade Holding Corp.	5,277

		583,624

	Diversified Financial Services — 0.5%
235	Intercontinental Exchange, Inc.	54,725

	Insurance — 3.5%
1,543	ACE Ltd., (Switzerland)	172,028
1,416	American International Group, Inc.	77,582
464	Hartford Financial Services Group, Inc. (The)	19,420
22	Lincoln National Corp.	1,266
1,182	Marsh & McLennan Cos., Inc.	66,274
1,635	MetLife, Inc.	82,657
10	Prudential Financial, Inc.	781
529	XL Group plc, (Ireland)	19,461

		439,469

	Real Estate Investment Trusts (REITs) — 0.9%
346	American Tower Corp.	32,581
132	AvalonBay Communities, Inc.	22,971
41	Boston Properties, Inc.	5,805
1,011	Prologis, Inc.	44,049
48	Vornado Realty Trust	5,371

		110,777

	Total Financials	1,930,965

Health Care — 15.4%
	Biotechnology — 4.0%
228	Alexion Pharmaceuticals, Inc. (a)	39,548
443	Biogen, Inc. (a)	187,185
1,130	Celgene Corp. (a)	130,215
758	Gilead Sciences, Inc. (a)	74,343
1	Regeneron Pharmaceuticals, Inc. (a)	658
559	Vertex Pharmaceuticals, Inc. (a)	65,952

		497,901

	Health Care Equipment & Supplies — 1.5%
1,663	Abbott Laboratories	77,055
4,712	Boston Scientific Corp. (a)	83,639
235	Stryker Corp.	21,686

		182,380

	Health Care Providers & Services — 4.5%
602	Aetna, Inc.	64,137
69	Centene Corp. (a)	4,884
135	Cigna Corp.	17,468
676	Humana, Inc.	120,302
640	McKesson Corp.	144,691
1,764	UnitedHealth Group, Inc.	208,713

		560,195

	Pharmaceuticals — 5.4%
159	Actavis plc (a)	47,425
2,438	Bristol-Myers Squibb Co.	157,248
12	Endo International plc, (Ireland) (a)	1,092
2,006	Johnson & Johnson	201,818
1,764	Merck & Co., Inc.	101,371

JPMorgan U.S. Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Pharmaceuticals — continued
84	Perrigo Co. plc, (Ireland)	13,897
4,110	Pfizer, Inc.	142,972

		665,823

	Total Health Care	1,906,299

Industrials — 10.2%
	Aerospace & Defense — 3.7%
2,270	Honeywell International, Inc.	236,795
439	L-3 Communications Holdings, Inc.	55,239
1,494	United Technologies Corp.	175,107

		467,141

	Airlines — 1.3%
782	Delta Air Lines, Inc.	35,167
1,814	United Continental Holdings, Inc. (a)	122,002

		157,169

	Building Products — 0.8%
1,161	Fortune Brands Home & Security, Inc.	55,108
1,573	Masco Corp.	41,997

		97,105

	Construction & Engineering — 0.7%
1,288	Fluor Corp.	73,635
435	Jacobs Engineering Group, Inc. (a)	19,644

		93,279

	Electrical Equipment — 0.6%
944	Eaton Corp. plc	64,168
117	Sensata Technologies Holding N.V., (Netherlands) (a)	6,719

		70,887

	Machinery — 1.9%
191	Cummins, Inc.	26,518
409	Ingersoll-Rand plc	27,824
1,928	PACCAR, Inc.	121,711
368	Pall Corp.	36,916
220	SPX Corp.	18,664
30	WABCO Holdings, Inc. (a)	3,684

		235,317

	Road & Rail — 1.2%
113	Canadian Pacific Railway Ltd., (Canada)	20,582
236	CSX Corp.	7,806
1,075	Union Pacific Corp.	116,465

		144,853

	Total Industrials	1,265,751

Information Technology — 21.3%
	Communications Equipment — 0.2%
435	QUALCOMM, Inc.	30,188

	Electronic Equipment, Instruments & Components — 0.5%
101	Amphenol Corp., Class A	5,943
739	TE Connectivity Ltd., (Switzerland)	52,938

		58,881

	Internet Software & Services — 3.9%
2,070	Facebook, Inc., Class A (a)	170,202
217	Google, Inc., Class A (a)	120,191
360	Google, Inc., Class C (a)	197,301

		487,694

	IT Services — 3.8%
1,307	Accenture plc, (Ireland), Class A	122,480
177	Alliance Data Systems Corp. (a)	52,554
1,249	Cognizant Technology Solutions Corp., Class A (a)	77,946
824	Fidelity National Information Services, Inc.	56,061
24	International Business Machines Corp.	3,893
160	MasterCard, Inc., Class A	13,788
2,210	Visa, Inc., Class A	144,532

		471,254

	Semiconductors & Semiconductor Equipment — 4.7%
515	Applied Materials, Inc.	11,627
1,843	Avago Technologies Ltd., (Singapore)	234,058
1,493	Broadcom Corp., Class A	64,652
517	Freescale Semiconductor Ltd. (a)	21,078
1,510	KLA-Tencor Corp.	88,003
1,967	Lam Research Corp.	138,147
54	NXP Semiconductors N.V., (Netherlands) (a)	5,449
262	Texas Instruments, Inc.	14,996

		578,010

	Software — 4.0%
1,567	Adobe Systems, Inc. (a)	115,833
7,230	Microsoft Corp.	293,934
2,159	Oracle Corp.	93,179

		502,946

	Technology Hardware, Storage & Peripherals — 4.2%
4,157	Apple, Inc.	517,298

	Total Information Technology	2,646,271

Materials — 3.1%
	Chemicals — 1.9%
420	Axiall Corp.	19,731

JPMorgan U.S. Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Chemicals — continued
276	Dow Chemical Co. (The)	13,262
1,161	E.I. du Pont de Nemours & Co.	83,003
2,660	Mosaic Co. (The)	122,510

		238,506

	Construction Materials — 0.1%
45	Martin Marietta Materials, Inc.	6,272

	Containers & Packaging — 0.5%
1,029	Crown Holdings, Inc. (a)	55,571
124	Sealed Air Corp.	5,642

		61,213

	Metals & Mining — 0.6%
3,308	Alcoa, Inc.	42,737
1,418	United States Steel Corp.	34,593

		77,330

	Total Materials	383,321

	Telecommunication Services — 1.2%
	Diversified Telecommunication Services — 1.1%
2,647	Verizon Communications, Inc.	128,732

	Wireless Telecommunication Services — 0.1%
142	SBA Communications Corp., Class A (a)	16,621

	Total Telecommunication Services	145,353

Utilities — 2.7%
	Electric Utilities — 1.6%
832	Edison International	51,962
1,177	Exelon Corp.	39,568
774	NextEra Energy, Inc.	80,535
18	Pinnacle West Capital Corp.	1,116
680	Xcel Energy, Inc.	23,658

		196,839

	Multi-Utilities — 1.1%
1,020	CenterPoint Energy, Inc.	20,821
970	CMS Energy Corp.	33,876
870	NiSource, Inc.	38,399
891	PG&E Corp.	47,306

		140,402

	Total Utilities	337,241

	Total Common Stocks (Cost $8,753,954)	12,199,700

NUMBER OF WARRANTS	SECURITY DESCRIPTION	VALUE($)
Warrant — 0.0%(g)
Financials — 0.0%(g)
	Consumer Finance — 0.0% (g)
24	Imperial Holdings, Inc., expiring 10/01/19 (Strike Price $10.75) (a) (i) (Cost $–)	—

SHARES
Short-Term Investment — 1.5%
	Investment Company — 1.5%
182,652	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.040% (b) (l) (Cost $182,652)	182,652

	Total Investments — 99.8% (Cost $8,936,606)	12,382,352
	Other Assets in Excess of Liabilities — 0.2% (c)	30,836

	NET ASSETS — 100.0%	$12,413,188

Percentages indicated are based on net assets.

JPMorgan U.S. Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

(Amounts in thousands, except number of Futures contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT MARCH 31, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
957	E-mini S&P 500	06/19/15	$98,609	$631

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	—	Included in this amount is cash segregated as collateral for futures contracts.
(g)	—	Amount rounds to less than 0.1%.
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	—	The rate shown is the current yield as of March 31, 2015.

As of March 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,503,598
Aggregate gross unrealized depreciation	(57,852)

Net unrealized appreciation/depreciation	$3,445,746

Federal income tax cost of investments	$8,936,606

A. Valuation - The valuation of the investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Funds’ investments. Investments for which market quotations are not readily available are fair valued by approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

JPMorgan U.S. Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Investments in open-end investment companies, including J.P. Morgan Funds (the “Underlying Funds”), are valued at each investment company’s NAV as of the report date.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•	Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Consumer Discretionary	$1,990,972	$—	$—		$1,990,972
Consumer Staples	713,878	—	—		713,878
Energy	879,649	—	—		879,649
Financials	1,930,965	—	—		1,930,965
Health Care	1,906,299	—	—		1,906,299
Industrials	1,265,751	—	—		1,265,751
Information Technology	2,646,271	—	—		2,646,271
Materials	383,321	—	—		383,321
Telecommunication Services	145,353	—	—		145,353
Utilities	337,241	—	—		337,241

Total Common Stocks	12,199,700	—	—		12,199,700

Warrant
Financials	—	—	—	(a)	—	(a)
Short-Term Investment
Investment Company	182,652	—	—		182,652

Total Investments in Securities	$12,382,352	$—	$—	(a)	$12,382,352

Appreciation in Other Financial Instruments
Futures Contracts	$631	$—	$—		$631

(a)	Value is zero.

There were no transfers between Levels 1 and 2 during the period ended March 31, 2015.

JPMorgan U.S. Large Cap Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long Positions — 129.1% (j)
Common Stocks — 125.4%
	Consumer Discretionary — 22.5%
	Auto Components — 0.9%
396	Delphi Automotive plc, (United Kingdom)	31,591
1,212	Johnson Controls, Inc.	61,149
226	Magna International, Inc., (Canada)	12,107

		104,847

	Automobiles — 3.1%
9,704	General Motors Co.	363,893

	Hotels, Restaurants & Leisure — 2.1%
571	Carnival Corp.	27,305
492	Dunkin’ Brands Group, Inc.	23,378
961	Royal Caribbean Cruises Ltd.	78,635
892	Starbucks Corp.	84,485
337	Starwood Hotels & Resorts Worldwide, Inc.	28,181
60	Yum! Brands, Inc.	4,711

		246,695

	Household Durables — 2.2%
1,074	Harman International Industries, Inc.	143,556
48	Jarden Corp. (a)	2,561
2,227	PulteGroup, Inc.	49,496
1,746	Toll Brothers, Inc. (a)	68,668

		264,281

	Internet & Catalog Retail — 1.0%
251	Amazon.com, Inc. (a)	93,361
20	Priceline Group, Inc. (The) (a)	22,880

		116,241

	Media — 6.7%
1,977	CBS Corp. (Non-Voting), Class B	119,891
441	Charter Communications, Inc., Class A (a)	85,129
1,660	Comcast Corp., Class A	93,763
848	DISH Network Corp., Class A (a)	59,390
4,478	Sirius XM Holdings, Inc. (a)	17,105
2,986	Time Warner, Inc.	252,104
3,807	Twenty-First Century Fox, Inc., Class A	128,843
1,126	Twenty-First Century Fox, Inc., Class B	37,034

		793,259

	Multiline Retail — 0.3%
444	Dollar General Corp. (a)	33,494
108	Dollar Tree, Inc. (a)	8,781

		42,275

	Specialty Retail — 5.3%
151	AutoZone, Inc. (a)	102,673
1,731	Best Buy Co., Inc.	65,429
663	Home Depot, Inc. (The)	75,360
3,400	Lowe’s Cos., Inc.	252,944
225	Tiffany & Co.	19,759
1,532	TJX Cos., Inc. (The)	107,299

		623,464

	Textiles, Apparel & Luxury Goods — 0.9%
552	lululemon athletica, Inc., (Canada) (a)	35,359
301	PVH Corp.	32,106
272	Ralph Lauren Corp.	35,702

		103,167

	Total Consumer Discretionary	2,658,122

	Consumer Staples — 6.0%
	Beverages — 2.0%
1,782	Coca-Cola Co. (The)	72,255
665	Constellation Brands, Inc., Class A (a)	77,256
133	Molson Coors Brewing Co., Class B	9,925
763	PepsiCo, Inc.	72,972

		232,408

	Food & Staples Retailing — 1.1%
304	Costco Wholesale Corp.	46,084
782	CVS Health Corp.	80,758

		126,842

	Food Products — 1.2%
219	Campbell Soup Co.	10,194
571	Hershey Co. (The)	57,655
10	Keurig Green Mountain, Inc.	1,082
2,164	Mondelez International, Inc., Class A	78,111

		147,042

	Household Products — 1.2%
670	Colgate-Palmolive Co.	46,462
1,172	Procter & Gamble Co. (The)	96,008

		142,470

	Tobacco — 0.5%
871	Philip Morris International, Inc.	65,626

	Total Consumer Staples	714,388

	Energy — 8.3%
	Energy Equipment & Services — 2.1%
1,324	Baker Hughes, Inc.	84,192
104	Halliburton Co.	4,567
403	Nabors Industries Ltd., (Bermuda)	5,497
1,879	Schlumberger Ltd.	156,780
99	Weatherford International plc, (Switzerland) (a)	1,212

		252,248

JPMorgan U.S. Large Cap Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long Positions — continued
Common Stocks — continued
	Oil, Gas & Consumable Fuels — 6.2%
694	Anadarko Petroleum Corp.	57,499
83	Cheniere Energy, Inc. (a)	6,456
140	Chevron Corp.	14,705
262	Concho Resources, Inc. (a)	30,353
344	CONSOL Energy, Inc.	9,592
441	EOG Resources, Inc.	40,456
605	EQT Corp.	50,110
848	Exxon Mobil Corp.	72,116
140	Kinder Morgan, Inc.	5,881
42	Marathon Oil Corp.	1,104
301	Marathon Petroleum Corp.	30,856
4,336	Occidental Petroleum Corp.	316,553
504	Phillips 66	39,622
91	Pioneer Natural Resources Co.	14,891
812	Southwestern Energy Co. (a)	18,837
514	TransCanada Corp., (Canada)	21,964

		730,995

	Total Energy	983,243

	Financials — 21.4%
	Banks — 6.9%
12,484	Bank of America Corp.	192,134
520	BB&T Corp.	20,264
2,908	Citigroup, Inc.	149,827
68	East West Bancorp, Inc.	2,748
50	Fifth Third Bancorp	936
62	First Republic Bank	3,539
2,131	KeyCorp	30,172
198	M&T Bank Corp.	25,083
251	SVB Financial Group (a)	31,910
6,688	Wells Fargo & Co.	363,849

		820,462

	Capital Markets — 6.8%
78	Affiliated Managers Group, Inc. (a)	16,828
384	Ameriprise Financial, Inc.	50,246
339	BlackRock, Inc.	124,166
3,104	Charles Schwab Corp. (The)	94,488
657	Goldman Sachs Group, Inc. (The)	123,514
3,230	Invesco Ltd.	128,217
6,427	Morgan Stanley	229,392
323	State Street Corp.	23,745
276	TD Ameritrade Holding Corp.	10,289

		800,885

	Consumer Finance — 0.2%
927	Ally Financial, Inc. (a)	19,453

	Diversified Financial Services — 0.6%
329	Intercontinental Exchange, Inc.	76,645

	Insurance — 5.7%
2,958	ACE Ltd., (Switzerland)	329,804
141	Aflac, Inc.	8,997
1,260	American International Group, Inc.	69,018
123	Arthur J. Gallagher & Co.	5,753
98	Assurant, Inc.	6,037
34	Hartford Financial Services Group, Inc. (The)	1,439
2,573	Marsh & McLennan Cos., Inc.	144,343
1,132	MetLife, Inc.	57,228
16	Prudential Financial, Inc.	1,277
1,280	XL Group plc, (Ireland)	47,114

		671,010

	Real Estate Investment Trusts (REITs) — 1.2%
364	American Tower Corp.	34,313
10	AvalonBay Communities, Inc.	1,828
94	Boston Properties, Inc.	13,185
435	Brixmor Property Group, Inc.	11,544
406	Douglas Emmett, Inc.	12,096
57	Equity One, Inc.	1,515
108	General Growth Properties, Inc.	3,199
37	Liberty Property Trust	1,321
167	Mid-America Apartment Communities, Inc.	12,894
769	Prologis, Inc.	33,517
135	Spirit Realty Capital, Inc.	1,634
93	Vornado Realty Trust	10,423

		137,469

	Total Financials	2,525,924

	Health Care — 17.9%
	Biotechnology — 4.2%
147	Alexion Pharmaceuticals, Inc. (a)	25,536
508	Biogen, Inc. (a)	214,476
1,055	Celgene Corp. (a)	121,599
707	Gilead Sciences, Inc. (a)	69,419
27	Regeneron Pharmaceuticals, Inc. (a)	11,964
500	Vertex Pharmaceuticals, Inc. (a)	59,034

		502,028

	Health Care Equipment & Supplies — 1.9%
1,188	Abbott Laboratories	55,024
4,678	Boston Scientific Corp. (a)	83,042
876	Stryker Corp.	80,813

		218,879

JPMorgan U.S. Large Cap Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long Positions — continued
Common Stocks — continued
	Health Care Providers & Services — 5.6%
478	Aetna, Inc.	50,880
73	Cigna Corp.	9,440
868	Humana, Inc.	154,582
711	McKesson Corp.	160,754
2,400	UnitedHealth Group, Inc.	283,938

		659,594

	Health Care Technology — 0.1%
173	Cerner Corp. (a)	12,688

	Pharmaceuticals — 6.1%
319	Actavis plc (a)	94,843
2,021	Bristol-Myers Squibb Co.	130,329
20	Endo International plc, (Ireland) (a)	1,785
2,693	Johnson & Johnson	270,912
1,868	Merck & Co., Inc.	107,393
173	Perrigo Co. plc, (Ireland)	28,565
2,677	Pfizer, Inc.	93,134

		726,961

	Total Health Care	2,120,150

	Industrials — 13.4%
	Aerospace & Defense — 5.4%
3,307	Honeywell International, Inc.	345,003
563	L-3 Communications Holdings, Inc.	70,852
204	Northrop Grumman Corp.	32,839
1,684	United Technologies Corp.	197,398

		646,092

	Airlines — 2.2%
2,040	Delta Air Lines, Inc.	91,706
2,509	United Continental Holdings, Inc. (a)	168,731

		260,437

	Building Products — 1.2%
1,706	Fortune Brands Home & Security, Inc.	81,005
2,254	Masco Corp.	60,177

		141,182

	Construction & Engineering — 1.0%
1,417	Fluor Corp.	80,971
846	Jacobs Engineering Group, Inc. (a)	38,194

		119,165

	Electrical Equipment — 0.3%
476	Eaton Corp. plc	32,332
33	Emerson Electric Co.	1,883

		34,215

	Machinery — 2.1%
874	Ingersoll-Rand plc	59,532
2,204	PACCAR, Inc.	139,158
287	Pall Corp.	28,860
144	SPX Corp.	12,258
49	WABCO Holdings, Inc. (a)	6,036

		245,844

	Road & Rail — 1.2%
762	CSX Corp.	25,246
1,081	Union Pacific Corp.	117,108

		142,354

	Total Industrials	1,589,289

	Information Technology — 25.6%
	Communications Equipment — 0.3%
546	QUALCOMM, Inc.	37,869

	Electronic Equipment, Instruments & Components — 0.7%
1,188	TE Connectivity Ltd., (Switzerland)	85,119

	Internet Software & Services — 4.3%
1,972	Facebook, Inc., Class A (a)	162,145
269	Google, Inc., Class A (a)	149,404
356	Google, Inc., Class C (a)	195,162

		506,711

	IT Services — 4.3%
1,275	Accenture plc, (Ireland), Class A	119,418
289	Alliance Data Systems Corp. (a)	85,683
709	Cognizant Technology Solutions Corp., Class A (a)	44,244
1,492	Fidelity National Information Services, Inc.	101,523
317	MasterCard, Inc., Class A	27,393
1,925	Visa, Inc., Class A	125,942

		504,203

	Semiconductors & Semiconductor Equipment — 7.2%
1,226	Applied Materials, Inc.	27,663
2,440	Avago Technologies Ltd., (Singapore)	309,830
1,873	Broadcom Corp., Class A	81,083
788	Freescale Semiconductor Ltd. (a)	32,133
2,716	KLA-Tencor Corp.	158,327
2,914	Lam Research Corp.	204,691
24	Microchip Technology, Inc.	1,181
429	NXP Semiconductors N.V., (Netherlands) (a)	43,084

		857,992

	Software — 4.7%
1,519	Adobe Systems, Inc. (a)	112,283
7,307	Microsoft Corp.	297,085
3,234	Oracle Corp.	139,567

JPMorgan U.S. Large Cap Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long Positions — continued
Common Stocks — continued
	Software — continued
51	VMware, Inc., Class A (a)	4,165

		553,100

	Technology Hardware, Storage & Peripherals — 4.1%
3,812	Apple, Inc.	474,383
53	Hewlett-Packard Co.	1,636
168	SanDisk Corp.	10,714

		486,733

	Total Information Technology	3,031,727

	Materials — 4.8%
	Chemicals — 2.8%
8	Ashland, Inc.	1,073
939	Axiall Corp.	44,087
1,436	Dow Chemical Co. (The)	68,897
1,282	E.I. du Pont de Nemours & Co.	91,610
2,823	Mosaic Co. (The)	130,036

		335,703

	Construction Materials — 0.4%
345	Martin Marietta Materials, Inc.	48,271

	Containers & Packaging — 0.8%
1,256	Crown Holdings, Inc. (a)	67,865
552	Sealed Air Corp.	25,131

		92,996

	Metals & Mining — 0.8%
1,869	Alcoa, Inc.	24,153
2,610	United States Steel Corp.	63,681

		87,834

	Total Materials	564,804

	Telecommunication Services — 1.8%
	Diversified Telecommunication Services — 1.5%
3,685	Verizon Communications, Inc.	179,191

	Wireless Telecommunication Services — 0.3%
161	SBA Communications Corp., Class A (a)	18,892
446	T-Mobile US, Inc. (a)	14,141

		33,033

	Total Telecommunication Services	212,224

	Utilities — 3.7%
	Electric Utilities — 2.2%
1,203	Edison International	75,178
2,672	Exelon Corp.	89,789
735	NextEra Energy, Inc.	76,509
69	Pinnacle West Capital Corp.	4,413
361	Xcel Energy, Inc.	12,583

		258,472

	Gas Utilities — 0.1%
203	AGL Resources, Inc.	10,081
243	Questar Corp.	5,788

		15,869

	Multi-Utilities — 1.4%
632	CenterPoint Energy, Inc.	12,892
1,805	CMS Energy Corp.	63,005
791	NiSource, Inc.	34,934
967	PG&E Corp.	51,311

		162,142

	Total Utilities	436,483

	Total Common Stocks (Cost $10,816,633)	14,836,354

	Exchange Traded Funds — 0.6%
	U.S. Equity — 0.6%
331	iShares U.S. Real Estate ETF	26,215
476	Utilities Select Sector SPDR Fund	21,127
312	Vanguard REIT ETF	26,205

	Total Exchange Traded Funds (Cost $74,401)	73,547

Short-Term Investment — 3.1%
	Investment Company — 3.1%
366,206	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.040% (b) (l) (Cost $366,206)	366,206

	Total Investments — 129.1% (Cost $11,257,240)	15,276,107
	Liabilities in Excess of Other Assets — (29.1)% (c)	(3,437,935)

	NET ASSETS — 100.0%	$11,838,172

Short Positions — 29.3%
Common Stocks — 29.3%
	Consumer Discretionary — 4.1%
	Auto Components — 0.4%
225	Autoliv, Inc., (Sweden)	26,461
367	BorgWarner, Inc.	22,193

		48,654

	Automobiles — 0.4%
3,347	Ford Motor Co.	54,019

	Hotels, Restaurants & Leisure — 0.7%
418	Darden Restaurants, Inc.	28,973
434	Hilton Worldwide Holdings, Inc. (a)	12,863
461	Marriott International, Inc., Class A	37,067

		78,903

JPMorgan U.S. Large Cap Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short Positions — continued
Common Stocks — continued
	Internet & Catalog Retail — 0.2%
53	Netflix, Inc. (a)	22,135

	Leisure Products — 0.1%
138	Hasbro, Inc.	8,736

	Media — 1.1%
92	AMC Networks, Inc., Class A (a)	7,036
458	Omnicom Group, Inc.	35,745
756	Scripps Networks Interactive, Inc., Class A	51,817
441	Viacom, Inc., Class B	30,113
108	Walt Disney Co. (The)	11,318

		136,029

	Multiline Retail — 0.4%
260	Kohl’s Corp.	20,347
309	Target Corp.	25,339

		45,686

	Specialty Retail — 0.3%
232	Bed Bath & Beyond, Inc. (a)	17,814
257	CarMax, Inc. (a)	17,739

		35,553

	Textiles, Apparel & Luxury Goods — 0.5%
350	NIKE, Inc., Class B	35,127
286	Under Armour, Inc., Class A (a)	23,056

		58,183

	Total Consumer Discretionary	487,898

	Consumer Staples — 2.5%
	Beverages — 0.3%
83	Boston Beer Co., Inc. (The), Class A (a)	22,186
137	Brown-Forman Corp., Class B	12,334

		34,520

	Food & Staples Retailing — 1.2%
229	Kroger Co. (The)	17,564
1,398	Sysco Corp.	52,742
254	Wal-Mart Stores, Inc.	20,883
905	Whole Foods Market, Inc.	47,151

		138,340

	Food Products — 0.4%
223	General Mills, Inc.	12,636
243	Kellogg Co.	16,056
230	Mead Johnson Nutrition Co.	23,167

		51,859

	Household Products — 0.5%
755	Church & Dwight Co., Inc.	64,504

	Tobacco — 0.1%
181	Altria Group, Inc.	9,057

	Total Consumer Staples	298,280

	Energy — 1.8%
	Energy Equipment & Services — 0.5%
229	Cameron International Corp. (a)	10,321
190	Ensco plc, (United Kingdom), Class A	4,001
364	FMC Technologies, Inc. (a)	13,483
54	National Oilwell Varco, Inc.	2,689
337	Noble Corp. plc, (United Kingdom)	4,807
667	Tenaris S.A., (Luxembourg), ADR	18,676

		53,977

	Oil, Gas & Consumable Fuels — 1.3%
574	ConocoPhillips	35,720
150	Murphy Oil Corp.	7,009
759	ONEOK, Inc.	36,599
1,386	QEP Resources, Inc.	28,892
1,089	Spectra Energy Corp.	39,396
242	Williams Cos., Inc. (The)	12,265

		159,881

	Total Energy	213,858

	Financials — 4.8%
	Banks — 1.1%
585	Associated Banc-Corp.	10,874
433	BancorpSouth, Inc.	10,045
386	Comerica, Inc.	17,410
1,938	First Horizon National Corp.	27,693
134	PNC Financial Services Group, Inc. (The)	12,475
454	Synovus Financial Corp.	12,717
786	U.S. Bancorp	34,325

		125,539

	Capital Markets — 0.6%
448	Franklin Resources, Inc.	23,009
309	Northern Trust Corp.	21,520
351	T. Rowe Price Group, Inc.	28,403

		72,932

	Diversified Financial Services — 0.1%
356	NASDAQ OMX Group, Inc. (The)	18,130

	Insurance — 1.4%
498	Allstate Corp. (The)	35,449
116	Aon plc, (United Kingdom)	11,195
104	Chubb Corp. (The)	10,510
226	Principal Financial Group, Inc.	11,622
850	Progressive Corp. (The)	23,129
592	Torchmark Corp.	32,489

JPMorgan U.S. Large Cap Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short Positions — continued
Common Stocks — continued
	Insurance — continued
288	Travelers Cos., Inc. (The)	31,180
194	W.R. Berkley Corp.	9,811

		165,385

	Real Estate Investment Trusts (REITs) — 1.4%
1,503	Brandywine Realty Trust	24,016
143	Federal Realty Investment Trust	21,008
480	Health Care REIT, Inc.	37,126
192	Home Properties, Inc.	13,276
31	Realty Income Corp.	1,574
54	UDR, Inc.	1,844
907	Ventas, Inc.	66,245

		165,089

	Thrifts & Mortgage Finance — 0.2%
1,607	People’s United Financial, Inc.	24,429

	Total Financials	571,504

	Health Care — 2.2%
	Biotechnology — 0.4%
292	Amgen, Inc.	46,605

	Health Care Equipment & Supplies — 0.6%
548	Baxter International, Inc.	37,539
65	C.R. Bard, Inc.	10,879
219	Zimmer Holdings, Inc.	25,781

		74,199

	Health Care Providers & Services — 0.5%
201	Anthem, Inc.	30,978
26	Cardinal Health, Inc.	2,371
252	Express Scripts Holding Co. (a)	21,831

		55,180

	Health Care Technology — 0.1%
281	Medidata Solutions, Inc. (a)	13,791

	Pharmaceuticals — 0.6%
1,145	AbbVie, Inc.	67,054

	Total Health Care	256,829

	Industrials — 5.3%
	Aerospace & Defense — 1.9%
564	Boeing Co. (The)	84,625
347	Lockheed Martin Corp.	70,512
422	Raytheon Co.	46,084
502	Textron, Inc.	22,251

		223,472

	Air Freight & Logistics — 0.7%
825	C.H. Robinson Worldwide, Inc.	60,385
210	United Parcel Service, Inc., Class B	20,323

		80,708

	Airlines — 0.5%
1,273	Southwest Airlines Co.	56,404

	Commercial Services & Supplies — 0.4%
1,067	ADT Corp. (The)	44,293

	Electrical Equipment — 0.5%
532	Rockwell Automation, Inc.	61,746

	Industrial Conglomerates — 0.7%
379	3M Co.	62,554
1,121	General Electric Co.	27,812

		90,366

	Machinery — 0.4%
20	AGCO Corp.	962
233	Dover Corp.	16,105
400	Flowserve Corp.	22,568
110	Illinois Tool Works, Inc.	10,685
18	Pentair plc, (United Kingdom)	1,126

		51,446

	Road & Rail — 0.1%
98	Norfolk Southern Corp.	10,133

	Trading Companies & Distributors — 0.1%
180	Fastenal Co.	7,443
10	W.W. Grainger, Inc.	2,405

		9,848

	Total Industrials	628,416

	Information Technology — 3.7%
	Communications Equipment — 0.2%
835	Cisco Systems, Inc.	22,981

	IT Services — 0.7%
396	Fiserv, Inc. (a)	31,406
146	Global Payments, Inc.	13,407
629	Total System Services, Inc.	23,996
326	Vantiv, Inc., Class A (a)	12,288

		81,097

	Semiconductors & Semiconductor Equipment — 1.8%
347	Altera Corp.	14,892
841	Intel Corp.	26,304
725	Linear Technology Corp.	33,909
3,201	NVIDIA Corp.	66,980
3,134	Taiwan Semiconductor Manufacturing Co., Ltd., (Taiwan), ADR	73,590

		215,675

JPMorgan U.S. Large Cap Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short Positions — continued
Common Stocks — continued
	Software — 0.3%
62	Intuit, Inc.	5,997
46	Red Hat, Inc. (a)	3,465
422	salesforce.com, Inc. (a)	28,191

		37,653

	Technology Hardware, Storage & Peripherals — 0.7%
770	EMC Corp.	19,682
1,131	Seagate Technology plc	58,851

		78,533

	Total Information Technology	435,939

	Materials — 1.9%
	Chemicals — 1.4%
310	Cabot Corp.	13,960
296	Celanese Corp., Series A	16,527
521	Eastman Chemical Co.	36,112
156	Ecolab, Inc.	17,866
526	LyondellBasell Industries N.V., Class A	46,225
196	Monsanto Co.	22,058
575	OM Group, Inc.	17,256

		170,004

	Containers & Packaging — 0.1%
227	Bemis Co., Inc.	10,497
75	Packaging Corp. of America	5,864

		16,361

	Metals & Mining — 0.3%
57	Compass Minerals International, Inc.	5,282
1,630	Freeport-McMoRan, Inc.	30,889

		36,171

	Paper & Forest Products — 0.1%
133	Domtar Corp., (Canada)	6,156

	Total Materials	228,692

	Telecommunication Services — 1.0%
	Diversified Telecommunication Services — 1.0%
3,528	AT&T, Inc.	115,174

	Utilities — 2.0%
	Electric Utilities — 1.0%
20	Duke Energy Corp.	1,541
524	Entergy Corp.	40,580
307	Eversource Energy	15,489
1,408	Southern Co. (The)	62,352

		119,962

	Gas Utilities — 0.1%
110	National Fuel Gas Co.	6,648

	Multi-Utilities — 0.9%
262	Ameren Corp.	11,057
645	Consolidated Edison, Inc.	39,361
935	SCANA Corp.	51,407
22	Wisconsin Energy Corp.	1,076

		102,901

	Water Utilities — 0.0% (g)
46	Aqua America, Inc.	1,217

	Total Utilities	230,728

	Total Securities Sold Short (Proceeds $3,261,029)	$3,467,318

Percentages indicated are based on net assets.

JPMorgan U.S. Large Cap Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

(Amounts in thousands, except number of Futures contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT MARCH 31, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
2,586	E-mini S&P 500	06/19/15	$266,461	$2,106

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
ETF	—	Exchange Traded Fund
REIT	—	Real Estate Investment Trust
SPDR	—	Standard & Poor’s Depositary Receipts

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	—	Included in this amount is cash segregated as collateral for future contracts.
(g)	—	Amount rounds to less than 0.1%.
(j)	—	All or a portion of these securities are segregated for short sales.
(l)	—	The rate shown is the current yield as of March 31, 2015.

As of March 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,113,680
Aggregate gross unrealized depreciation	(94,813)

Net unrealized appreciation/depreciation	$4,018,867

Federal income tax cost of investments	$11,257,240

JPMorgan U.S. Large Cap Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$15,276,107	$—	$—	$15,276,107
Total Liabilities for Securities Sold Short (a)	$(3,467,318)	$—	$—	$(3,467,318)
Appreciation in Other Financial Instruments
Futures Contracts	$2,106	$—	$—	$2,106

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2015.

JPMorgan U.S. Research Equity Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Long Positions — 145.9% (j)
Common Stocks — 144.6%
Consumer Discretionary — 26.5%
		Auto Components — 1.2%
5		Magna International, Inc., (Canada)	293

		Automobiles — 1.2%
8		General Motors Co.	297

		Hotels, Restaurants & Leisure — 1.3%
1		Carnival Corp.	45
3		Royal Caribbean Cruises Ltd.	276

			321

		Household Durables — 0.4%
–	(h)	Harman International Industries, Inc.	25
–	(h)	NVR, Inc. (a)	49
2		PulteGroup, Inc.	35

			109

		Internet & Catalog Retail — 0.1%
–	(h)	Expedia, Inc.	40

		Media — 11.8%
4		CBS Corp. (Non-Voting), Class B	227
12		Comcast Corp., Class A	672
7		DISH Network Corp., Class A (a)	519
1		Time Warner Cable, Inc.	121
7		Time Warner, Inc.	615
24		Twenty-First Century Fox, Inc., Class A	800

			2,954

		Multiline Retail — 2.0%
1		Dollar General Corp. (a)	56
1		Kohl’s Corp.	83
6		Macy’s, Inc.	378

			517

		Specialty Retail — 6.2%
–	(h)	Advance Auto Parts, Inc.	64
7		AutoNation, Inc. (a)	463
–	(h)	AutoZone, Inc. (a)	232
2		Best Buy Co., Inc.	61
1		Home Depot, Inc. (The)	92
9		Lowe’s Cos., Inc.	635
–	(h)	Ross Stores, Inc.	15

			1,562

		Textiles, Apparel & Luxury Goods — 2.3%
2		Ralph Lauren Corp.	240
4		V.F. Corp.	327

			567

		Total Consumer Discretionary	6,660

Consumer Staples — 9.1%
		Beverages — 6.2%
1		Coca-Cola Enterprises, Inc.	57
4		Constellation Brands, Inc., Class A (a)	507
1		Dr. Pepper Snapple Group, Inc.	39
7		Molson Coors Brewing Co., Class B	530
4		PepsiCo, Inc.	417

			1,550

		Food & Staples Retailing — 0.1%
–	(h)	Costco Wholesale Corp.	17

		Food Products — 1.5%
2		Archer-Daniels-Midland Co.	103
–	(h)	Keurig Green Mountain, Inc.	42
6		Mondelez International, Inc., Class A	233

			378

		Household Products — 1.0%
–	(h)	Kimberly-Clark Corp.	25
3		Procter & Gamble Co. (The)	222

			247

		Tobacco — 0.3%
1		Philip Morris International, Inc.	89

		Total Consumer Staples	2,281

Energy — 8.2%
		Energy Equipment & Services — 5.1%
8		Baker Hughes, Inc.	480
1		Cameron International Corp. (a)	51
2		Ensco plc, (United Kingdom), Class A	38
6		Halliburton Co.	256
6		Nabors Industries Ltd., (Bermuda)	88
3		National Oilwell Varco, Inc.	173
3		Noble Corp. plc, (United Kingdom)	38
1		Schlumberger Ltd.	77
1		Transocean Ltd., (Switzerland)	21
4		Weatherford International plc, (Switzerland) (a)	54

			1,276

		Oil, Gas & Consumable Fuels — 3.1%
1		Chevron Corp.	106
1		CONSOL Energy, Inc.	26
–	(h)	EOG Resources, Inc.	29
1		EQT Corp.	104
2		Exxon Mobil Corp.	155
7		Marathon Oil Corp.	196
–	(h)	Marathon Petroleum Corp.	12
1		Occidental Petroleum Corp.	59
1		Phillips 66	64

JPMorgan U.S. Research Equity Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Long Positions — Continued
Common Stocks — Continued
		Oil, Gas & Consumable Fuels — Continued
–	(h)	Tesoro Corp.	44

			795

		Total Energy	2,071

Financials — 25.1%
		Banks — 5.7%
18		Bank of America Corp.	270
8		Citigroup, Inc.	392
2		Cullen/Frost Bankers, Inc.	113
–	(h)	Prosperity Bancshares, Inc.	13
12		Wells Fargo & Co.	641

			1,429

		Capital Markets — 7.3%
–	(h)	BlackRock, Inc.	62
3		Goldman Sachs Group, Inc. (The)	545
10		Invesco Ltd.	378
2		Legg Mason, Inc.	92
19		Morgan Stanley	680
1		State Street Corp.	46
–	(h)	T. Rowe Price Group, Inc.	24

			1,827

		Consumer Finance — 0.6%
–	(h)	Capital One Financial Corp.	27
4		Synchrony Financial (a)	134

			161

		Diversified Financial Services — 2.3%
2		Berkshire Hathaway, Inc., Class B (a)	296
1		Intercontinental Exchange, Inc.	249
1		Voya Financial, Inc.	33

			578

		Insurance — 4.9%
2		ACE Ltd., (Switzerland)	267
1		American International Group, Inc.	68
2		Everest Re Group Ltd., (Bermuda)	310
–	(h)	Lincoln National Corp.	19
2		MetLife, Inc.	106
1		Prudential Financial, Inc.	84
1		RenaissanceRe Holdings Ltd., (Bermuda)	101
7		XL Group plc, (Ireland)	275

			1,230

		Real Estate Investment Trusts (REITs) — 4.3%
–	(h)	American Tower Corp.	17
2		AvalonBay Communities, Inc.	342
1		Brixmor Property Group, Inc.	27
2		DDR Corp.	32
4		Highwoods Properties, Inc.	183
2		Host Hotels & Resorts, Inc.	32
1		LaSalle Hotel Properties	31
1		Mid-America Apartment Communities, Inc.	43
3		Prologis, Inc.	123
1		Regency Centers Corp.	81
–	(h)	Simon Property Group, Inc.	94
2		Weingarten Realty Investors	72

			1,077

		Total Financials	6,302

Health Care — 19.0%
		Biotechnology — 5.4%
1		Alexion Pharmaceuticals, Inc. (a)	218
1		Biogen, Inc. (a)	621
2		Celgene Corp. (a)	286
2		Gilead Sciences, Inc. (a)	230

			1,355

		Health Care Equipment & Supplies — 2.1%
1		Abbott Laboratories	51
28		Boston Scientific Corp. (a)	490

			541

		Health Care Providers & Services — 5.6%
5		Aetna, Inc.	537
2		Cigna Corp.	316
1		McKesson Corp.	278
2		UnitedHealth Group, Inc.	283

			1,414

		Health Care Technology — 0.2%
1		Cerner Corp. (a)	39

		Pharmaceuticals — 5.7%
–	(h)	Actavis plc (a)	51
5		Bristol-Myers Squibb Co.	293
8		Johnson & Johnson	843
2		Merck & Co., Inc.	88
4		Pfizer, Inc.	148

			1,423

		Total Health Care	4,772

Industrials — 17.2%
		Aerospace & Defense — 2.6%
–	(h)	Curtiss-Wright Corp.	6
1		General Dynamics Corp.	183
2		Honeywell International, Inc.	181
–	(h)	Huntington Ingalls Industries, Inc.	–	(h)
–	(h)	Northrop Grumman Corp.	56

JPMorgan U.S. Research Equity Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Long Positions — Continued
Common Stocks — Continued
		Aerospace & Defense — Continued
2		United Technologies Corp.	217

			643

		Airlines — 2.1%
2		Delta Air Lines, Inc.	90
7		United Continental Holdings, Inc. (a)	447

			537

		Construction & Engineering — 1.0%
4		Fluor Corp.	254

		Electrical Equipment — 0.3%
1		Emerson Electric Co.	75

		Machinery — 7.0%
3		Cummins, Inc.	438
7		PACCAR, Inc.	455
1		Pall Corp.	137
6		Parker-Hannifin Corp.	735

			1,765

		Road & Rail — 4.2%
5		CSX Corp.	181
–	(h)	Norfolk Southern Corp.	27
8		Union Pacific Corp.	834

			1,042

		Total Industrials	4,316

Information Technology — 27.2%
		Communications Equipment — 0.4%
1		QUALCOMM, Inc.	93

		Electronic Equipment, Instruments & Components — 0.1%
–	(h)	TE Connectivity Ltd., (Switzerland)	28

		Internet Software & Services — 3.5%
6		Facebook, Inc., Class A (a)	488
–	(h)	Google, Inc., Class A (a)	115
1		Google, Inc., Class C (a)	283

			886

		IT Services — 4.4%
3		Accenture plc, (Ireland), Class A	272
–	(h)	Alliance Data Systems Corp. (a)	41
9		Cognizant Technology Solutions Corp.,
		Class A (a)	538
8		Genpact Ltd., (Bermuda) (a)	186
1		Infosys Ltd., (India), ADR	37
–	(h)	International Business Machines Corp.	32

			1,106

		Semiconductors & Semiconductor Equipment — 8.6%
21		Applied Materials, Inc.	468
5		Avago Technologies Ltd., (Singapore)	675
7		Broadcom Corp., Class A	290
8		Lam Research Corp.	588
1		Skyworks Solutions, Inc.	138

			2,159

		Software — 3.4%
1		Adobe Systems, Inc. (a)	80
12		Microsoft Corp.	505
6		Oracle Corp.	269

			854

		Technology Hardware, Storage & Peripherals — 6.8%
11		Apple, Inc.	1,354
2		Hewlett-Packard Co.	73
3		Western Digital Corp.	280

			1,707

		Total Information Technology	6,833

Materials — 5.4%
		Chemicals — 2.6%
1		Axiall Corp.	25
2		E.I. du Pont de Nemours & Co.	124
11		Mosaic Co. (The)	495

			644

		Containers & Packaging — 2.0%
9		Crown Holdings, Inc. (a)	505

		Metals & Mining — 0.8%
13		Alcoa, Inc.	170
1		United States Steel Corp.	32

			202

		Total Materials	1,351

Telecommunication Services — 0.6%
		Diversified Telecommunication Services — 0.6%
3		Verizon Communications, Inc.	145

Utilities — 6.3%
		Electric Utilities — 1.8%
2		Edison International	103
2		Exelon Corp.	61
1		NextEra Energy, Inc.	132
3		Pinnacle West Capital Corp.	162

			458

		Gas Utilities — 1.3%
5		AGL Resources, Inc.	243
3		Questar Corp.	78

			321

JPMorgan U.S. Research Equity Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Long Positions — Continued
Common Stocks — Continued
		Multi-Utilities — 3.2%
5		CenterPoint Energy, Inc.	106
2		CMS Energy Corp.	72
1		NiSource, Inc.	54
7		PG&E Corp.	375
5		Public Service Enterprise Group, Inc.	209

			816

		Total Utilities	1,595

		Total Common Stocks (Cost $30,886)	36,326

Short-Term Investments — 1.3%
		Investment Company — 1.2%
289		JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.040% (b) (l)	289

PRINCIPAL AMOUNT($)
		U.S. Treasury Obligation — 0.1%
40		U.S. Treasury Bill, 0.072%, 05/28/15 (k) (n)	40

		Total Short-Term Investments (Cost $329)	329

		Total Investments — 145.9% (Cost $31,215)	36,655
		Liabilities in Excess of Other Assets — (45.9)%	(11,542)

		NET ASSETS — 100.0%	$25,113

SHARES
Short Positions — 43.7%
Common Stocks — 43.7%
		Consumer Discretionary — 5.5%
		Auto Components — 0.7%
1		Autoliv, Inc., (Sweden)	65
2		BorgWarner, Inc.	117

			182

		Hotels, Restaurants & Leisure — 1.6%
–	(h)	Chipotle Mexican Grill, Inc. (a)	39
2		Darden Restaurants, Inc.	163
2		Hilton Worldwide Holdings, Inc. (a)	74
1		McDonald’s Corp.	112

			388

		Household Durables — 0.5%
2		Lennar Corp., Class A	120

		Internet & Catalog Retail — 0.5%
–	(h)	Netflix, Inc. (a)	133

		Leisure Products — 0.2%
–	(h)	Hasbro, Inc.	22
2		Mattel, Inc.	36

			58

		Media — 0.8%
2		AMC Networks, Inc., Class A (a)	180
–	(h)	Omnicom Group, Inc.	26

			206

		Multiline Retail — 0.2%
1		Target Corp.	55

		Specialty Retail — 0.1%
–	(h)	Bed Bath & Beyond, Inc. (a)	25

		Textiles, Apparel & Luxury Goods — 0.9%
3		Under Armour, Inc., Class A (a)	215

		Total Consumer Discretionary	1,382

Consumer Staples — 5.5%
		Beverages — 0.3%
1		Brown-Forman Corp., Class B	90

		Food & Staples Retailing — 2.2%
–	(h)	CVS Health Corp.	28
3		Sysco Corp.	110
2		Walgreens Boots Alliance, Inc.	167
–	(h)	Wal-Mart Stores, Inc.	37
4		Whole Foods Market, Inc.	204

			546

		Food Products — 2.5%
3		ConAgra Foods, Inc.	91
3		General Mills, Inc.	163
3		Kellogg Co.	197
1		Kraft Foods Group, Inc.	87
1		Mead Johnson Nutrition Co.	83

			621

		Household Products — 0.5%
1		Church & Dwight Co., Inc.	111
–	(h)	Clorox Co. (The)	24

			135

		Total Consumer Staples	1,392

Energy — 3.0%
		Oil, Gas & Consumable Fuels — 3.0%
–	(h)	Anadarko Petroleum Corp.	38
2		Enbridge, Inc., (Canada)	92
1		Kinder Morgan, Inc.	48
2		ONEOK, Inc.	103
4		Peabody Energy Corp.	22
8		QEP Resources, Inc.	162

JPMorgan U.S. Research Equity Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Short Positions — Continued
Common Stocks — Continued
		Oil, Gas & Consumable Fuels — Continued
4		Spectra Energy Corp.	137
2		Williams Cos., Inc. (The)	94
5		WPX Energy, Inc. (a)	52

		Total Energy	748

Financials — 7.9%
		Banks — 2.7%
1		City National Corp.	70
1		Commerce Bancshares, Inc.	51
5		First Niagara Financial Group, Inc.	48
1		M&T Bank Corp.	117
–	(h)	Signature Bank (a)	25
2		SunTrust Banks, Inc.	85
1		Synovus Financial Corp.	40
4		U.S. Bancorp	156
3		Zions Bancorporation	85

			677

		Capital Markets — 0.5%
1		Bank of New York Mellon Corp. (The)	26
1		Northern Trust Corp.	101

			127

		Insurance — 1.6%
–	(h)	Allstate Corp. (The)	25
1		Arch Capital Group Ltd., (Bermuda) (a)	42
–	(h)	Principal Financial Group, Inc.	18
1		Progressive Corp. (The)	37
3		Torchmark Corp.	167
2		W.R. Berkley Corp.	90
1		Willis Group Holdings plc, (United Kingdom)	38

			417

		Real Estate Investment Trusts (REITs) — 3.1%
1		Equity Residential	85
1		Federal Realty Investment Trust	99
1		Health Care REIT, Inc.	101
2		Home Properties, Inc.	126
2		Hudson Pacific Properties, Inc.	69
2		Kimco Realty Corp.	58
4		Medical Properties Trust, Inc.	66
–	(h)	SL Green Realty Corp.	32
1		UDR, Inc.	28
1		Ventas, Inc.	105

			769

		Total Financials	1,990

Health Care — 3.2%
		Biotechnology — 0.1%
–	(h)	Amgen, Inc.	32

		Health Care Equipment & Supplies — 0.9%
2		Baxter International, Inc.	125
1		St. Jude Medical, Inc.	50
–	(h)	Varian Medical Systems, Inc. (a)	41

			216

		Health Care Providers & Services — 1.3%
1		Cardinal Health, Inc.	96
1		DaVita HealthCare Partners, Inc. (a)	46
2		Express Scripts Holding Co. (a)	133
1		Premier, Inc., Class A (a)	42

			317

		Health Care Technology — 0.9%
10		Allscripts Healthcare Solutions, Inc. (a)	121
1		athenahealth, Inc. (a)	106

			227

		Total Health Care	792

Industrials — 5.1%
		Aerospace & Defense — 0.5%
1		Boeing Co. (The)	121

		Air Freight & Logistics — 0.7%
2		United Parcel Service, Inc., Class B	178

		Building Products — 0.3%
2		Fortune Brands Home & Security, Inc.	80

		Commercial Services & Supplies — 0.8%
5		ADT Corp. (The)	204

		Electrical Equipment — 0.5%
1		Rockwell Automation, Inc.	132

		Machinery — 0.2%
1		Illinois Tool Works, Inc.	52

		Professional Services — 0.3%
1		Advisory Board Co. (The) (a)	62

		Road & Rail — 0.8%
1		Kansas City Southern	123
2		Werner Enterprises, Inc.	62

			185

		Trading Companies & Distributors — 1.0%
6		Fastenal Co.	257

		Total Industrials	1,271

JPMorgan U.S. Research Equity Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Short Positions — Continued
Common Stocks — Continued
Information Technology — 8.1%
		Communications Equipment — 0.1%
2		Juniper Networks, Inc.	40

		Internet Software & Services — 0.9%
–	(h)	LinkedIn Corp., Class A (a)	107
2		Twitter, Inc. (a)	121

			228

		IT Services — 1.4%
1		MasterCard, Inc., Class A	60
2		Total System Services, Inc.	79
3		Vantiv, Inc., Class A (a)	94
4		VeriFone Systems, Inc. (a)	122

			355

		Semiconductors & Semiconductor Equipment — 3.6%
48		Advanced Micro Devices, Inc. (a)	129
3		Altera Corp.	148
2		Analog Devices, Inc.	145
7		Atmel Corp.	54
1		Linear Technology Corp.	45
6		Maxim Integrated Products, Inc.	207
6		NVIDIA Corp.	127
1		Xilinx, Inc.	52

			907

		Software — 1.7%
2		salesforce.com, Inc. (a)	156
3		Splunk, Inc. (a)	153
1		Workday, Inc., Class A (a)	110

			419

		Technology Hardware, Storage & Peripherals — 0.4%
2		Seagate Technology plc	97

		Total Information Technology	2,046

Materials — 3.2%
		Chemicals — 2.4%
1		Air Products & Chemicals, Inc.	83
2		Celanese Corp., Series A	139
1		Eastman Chemical Co.	58
–	(h)	Ecolab, Inc.	47
–	(h)	Monsanto Co.	47
2		OM Group, Inc.	52
1		Potash Corp. of Saskatchewan, Inc., (Canada)	25
1		Praxair, Inc.	120
–	(h)	Valspar Corp. (The)	37

			608

		Construction Materials — 0.2%
–	(h)	Vulcan Materials Co.	36

		Containers & Packaging — 0.5%
1		Bemis Co., Inc.	41
1		MeadWestvaco Corp.	42
1		Packaging Corp. of America	48

			131

		Metals & Mining — 0.1%
1		Nucor Corp.	36

		Total Materials	811

Telecommunication Services — 0.9%
		Diversified Telecommunication Services — 0.3%
2		AT&T, Inc.	64

		Wireless Telecommunication Services — 0.6%
25		Sprint Corp. (a)	119
1		T-Mobile US, Inc. (a)	39

			158

		Total Telecommunication Services	222

Utilities — 1.3%
		Electric Utilities — 0.7%
1		FirstEnergy Corp.	38
3		Southern Co. (The)	146

			184

		Independent Power & Renewable Electricity Producers — 0.2%
2		NRG Energy, Inc.	41

		Multi-Utilities — 0.2%
–	(h)	Dominion Resources, Inc.	26
1		SCANA Corp.	36

			62

		Water Utilities — 0.2%
1		Aqua America, Inc.	38

		Total Utilities	325

		Total Securities Sold Short (Proceeds $10,435)	$10,979

Percentages indicated are based on net assets.

JPMorgan U.S. Research Equity Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

(Amounts in thousands, except number of Futures contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT MARCH 31, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
1	E-mini S&P 500	06/19/15	$103	$1

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(j)	—	All or a portion of these securities are segregated for short sales.
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures, centrally cleared swaps or with brokers as initial margin for future contracts or centrally cleared swaps.
(l)	—	The rate shown is the current yield as of March 31, 2015.
(n)	—	The rate shown is the effective yield at the date of purchase.

As of March 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,936
Aggregate gross unrealized depreciation	(496)

Net unrealized appreciation/depreciation	$5,440

Federal income tax cost of investments	$31,215

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan U.S. Research Equity Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$36,615	$40	$—	$36,655
Total Liabilities for Securities Sold Short (b)	$(10,979)	$—	$—	$(10,979)
Appreciation in Other Financial Instruments
Futures Contracts	$1	$—	$—	$1

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually on the SOI. Level 2 consists of a U.S. Treasury Bill that is held for futures collateral. Please refer to the SOI for industry specifics of portfolio holdings.
(b)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2015.

JPMorgan U.S. Small Company Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 96.0%
Consumer Discretionary — 13.0%
	Auto Components — 1.7%
396	Dana Holding Corp.	8,373
363	Stoneridge, Inc. (a)	4,103
89	Tower International, Inc. (a)	2,378

		14,854

	Distributors — 0.1%
121	VOXX International Corp. (a)	1,109

	Diversified Consumer Services — 1.9%
147	Houghton Mifflin Harcourt Co. (a)	3,447
372	Regis Corp. (a)	6,081
130	Strayer Education, Inc. (a)	6,943

		16,471

	Hotels, Restaurants & Leisure — 1.9%
6	Bob Evans Farms, Inc.	264
37	Dave & Buster’s Entertainment, Inc. (a)	1,118
6	DineEquity, Inc.	621
48	Interval Leisure Group, Inc.	1,253
12	Isle of Capri Casinos, Inc. (a)	174
22	Jack in the Box, Inc.	2,101
33	Red Robin Gourmet Burgers, Inc. (a)	2,888
44	Ruby Tuesday, Inc. (a)	266
245	Sonic Corp.	7,779

		16,464

	Household Durables — 0.5%
42	CSS Industries, Inc.	1,257
55	Leggett & Platt, Inc.	2,535

		3,792

	Leisure Products — 0.2%
98	Nautilus, Inc. (a)	1,500

	Media — 1.1%
336	Lee Enterprises, Inc. (a)	1,066
49	Nexstar Broadcasting Group, Inc., Class A	2,804
93	Radio One, Inc., Class D (a)	287
180	Sinclair Broadcast Group, Inc., Class A	5,666

		9,823

	Multiline Retail — 1.1%
59	Bon-Ton Stores, Inc. (The)	413
68	Dillard’s, Inc., Class A	9,283

		9,696

	Specialty Retail — 3.3%
17	ANN, Inc. (a)	710
209	Barnes & Noble, Inc. (a)	4,952
133	Children’s Place, Inc. (The)	8,531
22	Express, Inc. (a)	369
48	Guess?, Inc.	888
482	hhgregg, Inc. (a)	2,957
155	Outerwall, Inc.	10,275

		28,682

	Textiles, Apparel & Luxury Goods — 1.2%
254	Iconix Brand Group, Inc. (a)	8,566
51	Unifi, Inc. (a)	1,822

		10,388

	Total Consumer Discretionary	112,779

Consumer Staples — 2.9%
	Food & Staples Retailing — 1.0%
9	Ingles Markets, Inc., Class A	426
869	Rite Aid Corp. (a)	7,552
65	Smart & Final Stores, Inc. (a)	1,142

		9,120

	Food Products — 1.1%
48	B&G Foods, Inc.	1,407
107	Pilgrim’s Pride Corp.	2,415
78	Pinnacle Foods, Inc.	3,183
29	Sanderson Farms, Inc.	2,302
13	Seneca Foods Corp., Class A (a)	384

		9,691

	Personal Products — 0.6%
12	Herbalife Ltd. (a)	492
12	Inter Parfums, Inc.	375
9	Medifast, Inc. (a)	261
35	USANA Health Sciences, Inc. (a)	3,878

		5,006

	Tobacco — 0.2%
33	Universal Corp.	1,566

	Total Consumer Staples	25,383

Energy — 3.3%
	Energy Equipment & Services — 1.1%
225	Basic Energy Services, Inc. (a)	1,559
72	Exterran Holdings, Inc.	2,427
170	Pioneer Energy Services Corp. (a)	922
69	SEACOR Holdings, Inc. (a)	4,821

		9,729

	Oil, Gas & Consumable Fuels — 2.2%
12	Adams Resources & Energy, Inc.	773
54	Alon USA Energy, Inc.	896

JPMorgan U.S. Small Company Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Oil, Gas & Consumable Fuels — continued
684	Bill Barrett Corp. (a)	5,677
33	Cloud Peak Energy, Inc. (a)	194
50	Comstock Resources, Inc.	179
3	Isramco, Inc. (a)	380
39	Renewable Energy Group, Inc. (a)	358
130	REX American Resources Corp. (a)	7,887
48	Stone Energy Corp. (a)	697
245	VAALCO Energy, Inc. (a)	601
25	Western Refining, Inc.	1,240

		18,882

	Total Energy	28,611

Financials — 22.2%
	Banks — 7.0%
33	1st Source Corp.	1,067
62	BancFirst Corp.	3,769
140	BancorpSouth, Inc.	3,253
33	Banner Corp.	1,524
46	BBCN Bancorp, Inc.	667
144	Capital Bank Financial Corp., Class A (a)	3,987
55	Cathay General Bancorp	1,565
337	Central Pacific Financial Corp.	7,732
22	Chemical Financial Corp.	674
14	Citizens & Northern Corp.	291
35	City Holding Co.	1,641
37	CoBiz Financial, Inc.	460
237	CVB Financial Corp.	3,775
4	East West Bancorp, Inc.	151
378	First Commonwealth Financial Corp.	3,405
7	First Financial Bancorp	123
25	First Interstate BancSystem, Inc.	698
60	Flushing Financial Corp.	1,200
87	FNB Corp.	1,137
23	Guaranty Bancorp	395
22	MainSource Financial Group, Inc.	430
39	National Penn Bancshares, Inc.	420
152	OFG Bancorp, (Puerto Rico)	2,474
38	PacWest Bancorp	1,758
16	Sierra Bancorp	265
39	Simmons First National Corp., Class A	1,773
10	Southside Bancshares, Inc.	277
41	Southwest Bancorp, Inc.	722
74	Suffolk Bancorp	1,746
79	Susquehanna Bancshares, Inc.	1,087
141	TCF Financial Corp.	2,223
22	UMB Financial Corp.	1,137
217	Union Bankshares Corp.	4,822
13	Webster Financial Corp.	482
62	West Bancorporation, Inc.	1,229
17	Westamerica Bancorporation	743
133	Wilshire Bancorp, Inc.	1,323

		60,425

	Capital Markets — 1.5%
33	Arlington Asset Investment Corp., Class A	799
283	Cowen Group, Inc., Class A (a)	1,469
39	FBR & Co. (a)	901
20	Federated Investors, Inc., Class B	681
312	Investment Technology Group, Inc. (a)	9,454

		13,304

	Consumer Finance — 0.9%
6	Credit Acceptance Corp. (a)	1,170
59	Nelnet, Inc., Class A	2,801
56	World Acceptance Corp. (a)	4,106

		8,077

	Diversified Financial Services — 0.0% (g)
19	Marlin Business Services Corp.	385

	Insurance — 2.0%
10	Ambac Financial Group, Inc. (a)	247
156	American Equity Investment Life Holding Co.	4,544
16	Aspen Insurance Holdings Ltd., (Bermuda)	751
267	CNO Financial Group, Inc.	4,599
13	Global Indemnity plc, (Ireland) (a)	358
30	Navigators Group, Inc. (The) (a)	2,366
33	Primerica, Inc.	1,690
48	ProAssurance Corp.	2,195
1	RenaissanceRe Holdings Ltd., (Bermuda)	53
9	Stewart Information Services Corp.	354

		17,157

	Real Estate Investment Trusts (REITs) — 8.1%
61	American Assets Trust, Inc.	2,623
200	Anworth Mortgage Asset Corp.	1,016
6	Ashford Hospitality Prime, Inc.	107
26	Ashford Hospitality Trust, Inc.	249
13	Associated Estates Realty Corp.	318
33	BioMed Realty Trust, Inc.	752
481	Capstead Mortgage Corp.	5,665
66	CBL & Associates Properties, Inc.	1,315

JPMorgan U.S. Small Company Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Real Estate Investment Trusts (REITs) — continued
81	Chambers Street Properties	640
198	CoreSite Realty Corp.	9,634
17	Cousins Properties, Inc.	181
927	CYS Investments, Inc.	8,262
31	DCT Industrial Trust, Inc.	1,087
65	DiamondRock Hospitality Co.	913
36	EastGroup Properties, Inc.	2,183
39	EPR Properties	2,341
23	Equity LifeStyle Properties, Inc.	1,280
35	FelCor Lodging Trust, Inc.	400
24	First Industrial Realty Trust, Inc.	521
56	Franklin Street Properties Corp.	721
13	Gladstone Commercial Corp.	240
36	Home Properties, Inc.	2,515
66	Hospitality Properties Trust	2,191
104	LTC Properties, Inc.	4,789
25	National Retail Properties, Inc.	1,004
65	Pennsylvania Real Estate Investment Trust	1,508
35	Post Properties, Inc.	1,975
120	Potlatch Corp.	4,801
12	PS Business Parks, Inc.	963
32	RAIT Financial Trust	216
120	Ramco-Gershenson Properties Trust	2,230
32	Saul Centers, Inc.	1,813
309	Strategic Hotels & Resorts, Inc. (a)	3,841
22	Taubman Centers, Inc.	1,658

		69,952

	Real Estate Management & Development — 1.0%
84	Alexander & Baldwin, Inc.	3,619
286	Forestar Group, Inc. (a)	4,502
13	St. Joe Co. (The) (a)	239

		8,360

	Thrifts & Mortgage Finance — 1.7%
16	Astoria Financial Corp.	206
12	BankFinancial Corp.	156
44	Beneficial Bancorp, Inc. (a)	500
13	Capitol Federal Financial, Inc.	161
72	Charter Financial Corp.	825
144	MGIC Investment Corp. (a)	1,386
139	NMI Holdings, Inc., Class A (a)	1,037
584	Northfield Bancorp, Inc.	8,656
43	OceanFirst Financial Corp.	750
49	Walker & Dunlop, Inc. (a)	867

		14,544

	Total Financials	192,204

Health Care — 15.8%
	Biotechnology — 6.4%
123	ACADIA Pharmaceuticals, Inc. (a)	3,999
45	Adamas Pharmaceuticals, Inc. (a)	784
5	Agios Pharmaceuticals, Inc. (a)	424
46	Alnylam Pharmaceuticals, Inc. (a)	4,803
8	Applied Genetic Technologies Corp. (a)	166
30	Ardelyx, Inc. (a)	394
112	Arrowhead Research Corp. (a)	755
50	Atara Biotherapeutics, Inc. (a)	2,087
5	Auspex Pharmaceuticals, Inc. (a)	491
45	Avalanche Biotechnologies, Inc. (a)	1,811
79	Bellicum Pharmaceuticals, Inc. (a)	1,823
47	Calithera Biosciences, Inc. (a)	764
37	Cara Therapeutics, Inc. (a)	376
76	ChemoCentryx, Inc. (a)	577
39	Chimerix, Inc. (a)	1,485
68	Coherus Biosciences, Inc. (a)	2,064
22	Dicerna Pharmaceuticals, Inc. (a)	524
27	Eleven Biotherapeutics, Inc. (a)	242
31	FibroGen, Inc. (a)	966
74	Immune Design Corp. (a)	1,564
107	Infinity Pharmaceuticals, Inc. (a)	1,500
119	Invitae Corp. (a)	1,993
9	Karyopharm Therapeutics, Inc. (a)	272
11	Kite Pharma, Inc. (a)	606
48	MacroGenics, Inc. (a)	1,506
128	Merrimack Pharmaceuticals, Inc. (a)	1,518
67	Mirati Therapeutics, Inc. (a)	1,959
85	Neurocrine Biosciences, Inc. (a)	3,363
73	Prothena Corp. plc, (Ireland) (a)	2,765
48	PTC Therapeutics, Inc. (a)	2,921
5	Sage Therapeutics, Inc. (a)	246
33	Spark Therapeutics, Inc. (a)	2,557
24	Synageva BioPharma Corp. (a)	2,380
80	Tokai Pharmaceuticals, Inc. (a)	902
63	Trius Therapeutics, Inc. (a) (i)	–	(h)
10	Ultragenyx Pharmaceutical, Inc. (a)	621
56	Versartis, Inc. (a)	1,025
115	Xencor, Inc. (a)	1,760
309	XOMA Corp. (a)	1,125

JPMorgan U.S. Small Company Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Biotechnology — continued
11	Zafgen, Inc. (a)	432

		55,550

	Health Care Equipment & Supplies — 3.2%
228	Accuray, Inc. (a)	2,121
71	CONMED Corp.	3,565
42	Cynosure, Inc., Class A (a)	1,279
22	Inogen, Inc. (a)	688
68	NuVasive, Inc. (a)	3,127
1	Roka Bioscience, Inc. (a)	2
242	SurModics, Inc. (a)	6,299
143	Thoratec Corp. (a)	6,003
169	Wright Medical Group, Inc. (a)	4,366

		27,450

	Health Care Providers & Services — 2.5%
7	Alliance HealthCare Services, Inc. (a)	153
105	Centene Corp. (a)	7,387
512	Cross Country Healthcare, Inc. (a)	6,075
27	Genesis Healthcare, Inc. (a)	189
33	HealthSouth Corp.	1,473
46	Landauer, Inc.	1,599
31	Molina Healthcare, Inc. (a)	2,059
68	Surgical Care Affiliates, Inc. (a)	2,324
5	Trupanion, Inc. (a)	36

		21,295

	Health Care Technology — 1.4%
254	Castlight Health, Inc., Class B (a)	1,971
159	HMS Holdings Corp. (a)	2,450
48	Inovalon Holdings, Inc., Class A (a)	1,447
159	MedAssets, Inc. (a)	2,989
358	Merge Healthcare, Inc. (a)	1,601
109	Quality Systems, Inc.	1,742

		12,200

	Life Sciences Tools & Services — 0.4%
40	Affymetrix, Inc. (a)	506
45	PAREXEL International Corp. (a)	3,091

		3,597

	Pharmaceuticals — 1.9%
79	Amphastar Pharmaceuticals, Inc. (a)	1,179
64	BioDelivery Sciences International, Inc. (a)	676
15	Egalet Corp. (a)	190
46	Flex Pharma, Inc. (a)	910
18	Lannett Co., Inc. (a)	1,246
6	Mallinckrodt plc (a)	709
43	Pacira Pharmaceuticals, Inc. (a)	3,829
31	Phibro Animal Health Corp., Class A	1,091
87	Prestige Brands Holdings, Inc. (a)	3,714
25	Revance Therapeutics, Inc. (a)	510
107	Sagent Pharmaceuticals, Inc. (a)	2,485
10	ZS Pharma, Inc. (a)	417

		16,956

	Total Health Care	137,048

Industrials — 12.8%
	Aerospace & Defense — 1.8%
303	AAR Corp.	9,308
81	Engility Holdings, Inc.	2,433
169	TASER International, Inc. (a)	4,075

		15,816

	Air Freight & Logistics — 0.1%
16	Park-Ohio Holdings Corp.	837

	Airlines — 1.1%
143	Alaska Air Group, Inc.	9,484

	Building Products — 0.3%
130	Gibraltar Industries, Inc. (a)	2,132
13	Trex Co., Inc. (a)	709

		2,841

	Commercial Services & Supplies — 2.0%
314	ACCO Brands Corp. (a)	2,608
68	Deluxe Corp.	4,711
23	G&K Services, Inc., Class A	1,690
204	United Stationers, Inc.	8,349

		17,358

	Construction & Engineering — 1.4%
137	Argan, Inc.	4,959
142	EMCOR Group, Inc.	6,575

		11,534

	Electrical Equipment — 0.8%
116	Polypore International, Inc. (a)	6,832

	Machinery — 2.0%
29	Blount International, Inc.	372
208	Briggs & Stratton Corp.	4,270
269	Douglas Dynamics, Inc.	6,137
35	Hurco Cos., Inc.	1,143
15	Hyster-Yale Materials Handling, Inc.	1,063
78	Kadant, Inc.	4,104
6	Watts Water Technologies, Inc., Class A	319

		17,408

JPMorgan U.S. Small Company Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Marine — 1.0%
202	Matson, Inc.	8,529

	Professional Services — 1.0%
84	Barrett Business Services, Inc.	3,588
18	CRA International, Inc. (a)	560
58	VSE Corp.	4,708

		8,856

	Road & Rail — 1.0%
74	ArcBest Corp.	2,789
22	Celadon Group, Inc.	585
4	PAM Transportation Services, Inc. (a)	200
78	Swift Transportation Co. (a)	2,030
117	USA Truck, Inc. (a)	3,240

		8,844

	Trading Companies & Distributors — 0.3%
48	Applied Industrial Technologies, Inc.	2,167

	Total Industrials	110,506

Information Technology — 18.4%
	Communications Equipment — 3.4%
13	Arista Networks, Inc. (a)	917
92	Aruba Networks, Inc. (a)	2,260
569	Emulex Corp. (a)	4,537
634	Harmonic, Inc. (a)	4,697
170	InterDigital, Inc.	8,641
312	Polycom, Inc. (a)	4,180
130	Ubiquiti Networks, Inc.	3,842

		29,074

	Electronic Equipment, Instruments & Components — 1.3%
144	Benchmark Electronics, Inc. (a)	3,467
61	Coherent, Inc. (a)	3,937
22	Insight Enterprises, Inc. (a)	613
95	Sanmina Corp. (a)	2,303
62	Vishay Intertechnology, Inc.	854

		11,174

	Internet Software & Services — 2.0%
406	Bazaarvoice, Inc. (a)	2,293
222	Blucora, Inc. (a)	3,038
276	Demand Media, Inc. (a)	1,581
706	EarthLink Holdings Corp.	3,134
197	Intralinks Holdings, Inc. (a)	2,041
466	Marchex, Inc., Class B	1,901
117	Monster Worldwide, Inc. (a)	739
922	Unwired Planet, Inc. (a)	527
44	WebMD Health Corp. (a)	1,907

		17,161

	IT Services — 2.9%
22	EVERTEC, Inc., (Puerto Rico)	470
39	Heartland Payment Systems, Inc.	1,827
173	ManTech International Corp., Class A	5,882
74	MoneyGram International, Inc. (a)	635
226	NeuStar, Inc., Class A (a)	5,564
117	Science Applications International Corp.	5,993
139	Unisys Corp. (a)	3,219
35	Vantiv, Inc., Class A (a)	1,316

		24,906

	Semiconductors & Semiconductor Equipment — 4.1%
328	Brooks Automation, Inc.	3,812
58	DSP Group, Inc. (a)	691
477	Fairchild Semiconductor International, Inc. (a)	8,679
48	First Solar, Inc. (a)	2,858
205	Integrated Device Technology, Inc. (a)	4,106
35	OmniVision Technologies, Inc. (a)	920
2	Photronics, Inc. (a)	14
206	PMC-Sierra, Inc. (a)	1,915
121	Qorvo, Inc. (a)	9,670
403	Ultra Clean Holdings, Inc. (a)	2,880

		35,545

	Software — 4.7%
120	ACI Worldwide, Inc. (a)	2,597
298	Aspen Technology, Inc. (a)	11,462
388	AVG Technologies N.V., (Netherlands) (a)	8,409
113	EnerNOC, Inc. (a)	1,288
51	Fair Isaac Corp.	4,489
66	Manhattan Associates, Inc. (a)	3,361
14	Qualys, Inc. (a)	655
22	Rally Software Development Corp. (a)	347
291	Take-Two Interactive Software, Inc. (a)	7,405
71	TeleCommunication Systems, Inc., Class A (a)	274
27	Varonis Systems, Inc. (a)	690

		40,977

	Total Information Technology	158,837

Materials — 3.1%
	Chemicals — 1.0%
97	Minerals Technologies, Inc.	7,069

JPMorgan U.S. Small Company Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Chemicals — continued
68	OM Group, Inc.	2,042

		9,111

	Containers & Packaging — 1.0%
541	Graphic Packaging Holding Co.	7,872
69	Myers Industries, Inc.	1,211

		9,083

	Metals & Mining — 0.7%
12	Ampco-Pittsburgh Corp.	201
20	Commercial Metals Co.	325
81	SunCoke Energy, Inc.	1,213
147	Worthington Industries, Inc.	3,920

		5,659

	Paper & Forest Products — 0.4%
26	Domtar Corp., (Canada)	1,197
118	Resolute Forest Products, Inc., (Canada) (a)	2,042

		3,239

	Total Materials	27,092

Telecommunication Services — 0.9%
	Diversified Telecommunication Services — 0.9%
75	Consolidated Communications Holdings, Inc.	1,532
69	FairPoint Communications, Inc. (a)	1,216
269	magicJack VocalTec Ltd., (Israel) (a)	1,837
584	Vonage Holdings Corp. (a)	2,867

	Total Telecommunication Services	7,452

Utilities — 3.6%
	Electric Utilities — 1.0%
66	El Paso Electric Co.	2,566
49	PNM Resources, Inc.	1,431
131	Portland General Electric Co.	4,873

		8,870

	Gas Utilities — 1.0%
31	AGL Resources, Inc.	1,517
39	Laclede Group, Inc. (The)	1,998
63	New Jersey Resources Corp.	1,966
38	Piedmont Natural Gas Co., Inc.	1,384
33	Southwest Gas Corp.	1,931

		8,796

	Independent Power & Renewable Electricity Producers — 0.8%
441	Atlantic Power Corp.	1,240
85	Ormat Technologies, Inc.	3,213
166	Vivint Solar, Inc. (a)	2,014

		6,467

	Multi-Utilities — 0.8%
131	NorthWestern Corp.	7,068

	Total Utilities	31,201

	Total Common Stocks (Cost $710,997)	831,113

NUMBER OF WARRANTS
Warrants— 0.0% (g)
Financials — 0.0% (g)
	Consumer Finance — 0.0% (g)
– (h)	Imperial Holdings, Inc., expiring 10/01/19 (a) (i) (Cost $–)	—

SHARES
Short-Term Investment — 3.2%
	Investment Company — 3.2%
27,569	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.040% (b) (l) (Cost $27,569)	27,569

	Total Investments — 99.2% (Cost $738,566)	858,682
	Other Assets in Excess of Liabilities — 0.8% (c)	6,586

	NET ASSETS — 100.0%	$865,268

Percentages indicated are based on net assets.

JPMorgan U.S. Small Company Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT MARCH 31, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
233	E-mini Russell 2000	06/19/15	$29,099	$662

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	—	Included in this amount is cash segregated as collateral for futures contracts.
(g)	—	Amount rounds to less than 0.1%.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	—	The rate shown is the current yield as of March 31, 2015.

As of March 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$146,317
Aggregate gross unrealized depreciation	(26,201)

Net unrealized appreciation/depreciation	$120,116

Federal income tax cost of investments	$738,566

A. Valuation — The valuation of the investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Funds’ investments. Investments for which market quotations are not readily available are fair valued by approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date

Investments in open-end investment companies (the “Underlying Funds”) are valued at each investment company’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations.

JPMorgan U.S. Small Company Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Consumer Discretionary	$112,779	$—	$—		$112,779
Consumer Staples	25,383	—	—		25,383
Energy	28,611	—	—		28,611
Financials	192,204	—	—		192,204
Health Care	137,048	—	—	(a)	137,048
Industrials	110,506	—	—		110,506
Information Technology	158,837	—	—		158,837
Materials	27,092	—	—		27,092
Telecommunication Services	7,452	—	—		7,452
Utilities	31,201	—	—		31,201

Total Common Stocks	831,113	—	—	(a)	831,113

Warrant
Financials	—	—	—	(b)	—	(b)
Short-Term Investment
Investment Company	27,569	—	—		27,569

Total Investments in Securities	$858,682	$—	$—	(a)	$858,682

Appreciation in Other Financial Instruments
Futures Contracts	$662	$—	$—		$662

(a)	Amount rounds to less than $1,000.
(b)	Value is zero.

There were no transfers among any levels during the period ended March 31, 2015.

JPMorgan Value Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 91.6%
Consumer Discretionary — 14.8%
	Distributors — 0.7%
782	Genuine Parts Co.	72,865

	Hotels, Restaurants & Leisure — 0.7%
1,382	ClubCorp Holdings, Inc.	26,762
2,142	La Quinta Holdings, Inc. (a)	50,725

		77,487

	Internet & Catalog Retail — 1.0%
1,145	Expedia, Inc.	107,779

	Media — 5.2%
857	CBS Corp. (Non-Voting), Class B	51,960
327	Charter Communications, Inc., Class A (a)	63,050
2,371	DISH Network Corp., Class A (a)	166,085
1,539	Entercom Communications Corp., Class A (a)	18,699
1,275	Gannett Co., Inc.	47,292
158	Media General, Inc. (a)	2,608
666	Omnicom Group, Inc.	51,911
714	Time Warner, Inc.	60,273
2,107	Time, Inc.	47,288
1,529	Twenty-First Century Fox, Inc., Class B	50,270

		559,436

	Multiline Retail — 1.7%
2,291	Kohl’s Corp.	179,255

	Specialty Retail — 4.8%
152	AutoZone, Inc. (a)	103,497
1,158	Bed Bath & Beyond, Inc. (a)	88,905
3,052	Best Buy Co., Inc.	115,328
1,785	Gap, Inc. (The)	77,327
749	Home Depot, Inc. (The)	85,050
644	Tiffany & Co.	56,643

		526,750

	Textiles, Apparel & Luxury Goods — 0.7%
2,389	Hanesbrands, Inc.	80,049

	Total Consumer Discretionary	1,603,621

Consumer Staples — 4.8%
	Beverages — 0.8%
1,055	Dr. Pepper Snapple Group, Inc.	82,763

	Food & Staples Retailing — 1.6%
888	CVS Health Corp.	91,671
1,131	Kroger Co. (The)	86,702

		178,373

	Food Products — 1.2%
1,365	Post Holdings, Inc. (a)	63,951
761	TreeHouse Foods, Inc. (a)	64,665

		128,616

	Household Products — 1.2%
1,614	Procter & Gamble Co. (The)	132,276

	Total Consumer Staples	522,028

Energy — 7.7%
	Oil, Gas & Consumable Fuels — 7.7%
2,945	CONSOL Energy, Inc.	82,139
1,293	Devon Energy Corp.	77,981
3,018	Exxon Mobil Corp.	256,504
1,126	Kinder Morgan, Inc.	47,360
1,034	Marathon Oil Corp.	26,998
536	Marathon Petroleum Corp.	54,901
2,311	PBF Energy, Inc., Class A	78,381
1,587	Phillips 66	124,730
3,812	Southwestern Energy Co. (a)	88,410

	Total Energy	837,404

Financials — 31.6%
	Banks — 11.5%
10,127	Bank of America Corp.	155,853
2,427	Citigroup, Inc.	125,016
2,649	Citizens Financial Group, Inc.	63,908
3,959	Fifth Third Bancorp	74,620
1,107	First Republic Bank	63,220
429	M&T Bank Corp.	54,464
1,179	National Bank Holdings Corp., Class A	22,174
1,383	PNC Financial Services Group, Inc. (The)	128,988
2,416	SunTrust Banks, Inc.	99,274
2,628	U.S. Bancorp	114,756
6,399	Wells Fargo & Co.	348,089

		1,250,362

	Capital Markets — 3.1%
481	Ameriprise Financial, Inc.	62,960
1,756	Legg Mason, Inc.	96,904
774	Northern Trust Corp.	53,925
1,517	T. Rowe Price Group, Inc.	122,849

		336,638

	Consumer Finance — 2.6%
4,235	Ally Financial, Inc. (a)	88,842
2,414	Capital One Financial Corp.	190,271

		279,113

JPMorgan Value Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Insurance — 9.6%
109	Alleghany Corp. (a)	53,250
1,257	Allied World Assurance Co. Holdings AG, (Switzerland)	50,775
2,936	American International Group, Inc.	160,874
3,215	CNO Financial Group, Inc.	55,366
2,756	Hartford Financial Services Group, Inc. (The)	115,252
4,745	Loews Corp.	193,752
1,106	Marsh & McLennan Cos., Inc.	62,007
2,535	Old Republic International Corp.	37,874
1,283	Prudential Financial, Inc.	103,030
906	Travelers Cos., Inc. (The)	97,923
2,516	Unum Group	84,878
518	W.R. Berkley Corp.	26,184

		1,041,165

	Real Estate Investment Trusts (REITs) — 3.7%
2,571	American Homes 4 Rent, Class A	42,545
2,067	American Residential Properties, Inc. (a)	37,193
2,781	Brixmor Property Group, Inc.	73,844
602	EastGroup Properties, Inc. (m)	36,222
2,448	Excel Trust, Inc.	34,317
2,349	Kimco Realty Corp. (m)	63,060
1,969	Rayonier, Inc. (m)	53,096
2,018	Weyerhaeuser Co. (m)	66,890

		407,167

	Real Estate Management & Development — 0.6%
1,260	Brookfield Asset Management, Inc., (Canada), Class A	67,549

	Thrifts & Mortgage Finance — 0.5%
5,139	Hudson City Bancorp, Inc.	53,858

	Total Financials	3,435,852

Health Care — 8.8%
	Health Care Providers & Services — 2.9%
1,051	Aetna, Inc.	111,942
587	HCA Holdings, Inc. (a)	44,160
480	National HealthCare Corp.	30,553
1,046	UnitedHealth Group, Inc.	123,779

		310,434

	Pharmaceuticals — 5.9%
1,900	Johnson & Johnson	191,170
2,846	Merck & Co., Inc.	163,605
7,068	Pfizer, Inc.	245,885
211	Valeant Pharmaceuticals International, Inc. (a)	41,949

		642,609

	Total Health Care	953,043

Industrials — 8.6%
	Aerospace & Defense — 2.0%
946	Honeywell International, Inc.	98,646
1,024	United Technologies Corp.	119,989

		218,635

	Airlines — 1.7%
2,816	Delta Air Lines, Inc.	126,594
808	United Continental Holdings, Inc. (a)	54,304

		180,898

	Industrial Conglomerates — 0.9%
1,101	Carlisle Cos., Inc.	101,997

	Machinery — 2.0%
1,655	Dover Corp.	114,415
1,045	Illinois Tool Works, Inc.	101,482

		215,897

	Marine — 0.3%
436	Kirby Corp. (a)	32,699

	Professional Services — 0.8%
901	Equifax, Inc.	83,784

	Trading Companies & Distributors — 0.9%
419	W.W. Grainger, Inc.	98,852

	Total Industrials	932,762

Information Technology — 4.9%
	Communications Equipment — 1.7%
4,073	Cisco Systems, Inc.	112,107
1,039	QUALCOMM, Inc.	72,075

		184,182

	Electronic Equipment, Instruments & Components — 0.4%
776	Arrow Electronics, Inc. (a)	47,464

	Semiconductors & Semiconductor Equipment — 1.9%
1,078	Analog Devices, Inc.	67,914
577	KLA-Tencor Corp.	33,616
1,799	Texas Instruments, Inc.	102,893

		204,423

	Software — 0.4%
1,206	Microsoft Corp.	49,046

JPMorgan Value Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Technology Hardware, Storage & Peripherals — 0.5%
1,679	Hewlett-Packard Co.	52,314

	Total Information Technology	537,429

Materials — 3.7%
	Chemicals — 0.7%
1,654	Mosaic Co. (The)	76,174

	Construction Materials — 0.9%
743	Martin Marietta Materials, Inc.	103,824

	Containers & Packaging — 1.6%
1,178	Ball Corp.	83,193
1,347	Rock-Tenn Co., Class A	86,881

		170,074

	Paper & Forest Products — 0.5%
1,572	KapStone Paper & Packaging Corp.	51,631

	Total Materials	401,703

Telecommunication Services — 1.1%
	Diversified Telecommunication Services — 1.1%
2,494	Verizon Communications, Inc.	121,294

Utilities — 5.6%
	Electric Utilities — 4.7%
1,474	American Electric Power Co., Inc.	82,913
1,220	Duke Energy Corp.	93,679
1,236	Edison International	77,209
1,081	Eversource Energy	54,607
1,030	NextEra Energy, Inc.	107,151
2,710	Xcel Energy, Inc.	94,331

		509,890

	Multi-Utilities — 0.9%
861	Sempra Energy	93,822

	Total Utilities	603,712

	Total Common Stocks (Cost $8,149,880)	9,948,848

Short-Term Investment — 8.1%
	Investment Company — 8.1%
880,754	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.040% (b) (l) (m) (Cost $880,754)	880,754

	Total Investments — 99.7% (Cost $9,030,634)	10,829,602
	Other Assets in Excess of Liabilities — 0.3%	35,656

	NET ASSETS — 100.0%	$10,865,258

Percentages indicated are based on net assets.

JPMorgan Value Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of March 31, 2015.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of March 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,906,059
Aggregate gross unrealized depreciation	(107,091)

Net unrealized appreciation/depreciation	$1,798,968

Federal income tax cost of investments	$9,030,634

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amount in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$10,829,602	$ —	$ —	$10,829,602

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2015.

JPMorgan Hedged Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — 97.6%
Consumer Discretionary — 13.1%
		Auto Components — 0.2%
6		Johnson Controls, Inc. (m)	321

		Automobiles — 0.6%
30		General Motors Co.	1,110

		Hotels, Restaurants & Leisure — 1.0%
9		Royal Caribbean Cruises Ltd.	721
11		Starbucks Corp.	1,042

			1,763

		Household Durables — 0.7%
6		Harman International Industries, Inc.	751
–	(h)	NVR, Inc. (a)	9
20		PulteGroup, Inc.	452
2		Toll Brothers, Inc. (a)	92

			1,304

		Internet & Catalog Retail — 0.8%
3		Amazon.com, Inc. (a)	1,255
2		Expedia, Inc.	179

			1,434

		Media — 4.7%
10		CBS Corp. (Non-Voting), Class B (m)	615
3		Charter Communications, Inc., Class A (a)	665
35		Comcast Corp., Class A	1,983
2		DIRECTV (a)	139
7		DISH Network Corp., Class A (a)	476
22		Sirius XM Holdings, Inc. (a)	85
2		Time Warner Cable, Inc.	362
27		Time Warner, Inc.	2,247
54		Twenty-First Century Fox, Inc., Class A	1,824

			8,396

		Multiline Retail — 0.5%
5		Dollar General Corp. (a)	369
6		Target Corp. (m)	455

			824

		Specialty Retail — 3.7%
1		AutoZone, Inc. (a)	955
8		Best Buy Co., Inc.	316
19		Home Depot, Inc. (The)	2,128
25		Lowe’s Cos., Inc.	1,825
2		Tiffany & Co.	163
17		TJX Cos., Inc. (The)	1,205

			6,592

		Textiles, Apparel & Luxury Goods — 0.9%
4		lululemon athletica, Inc., (Canada) (a)	270
1		PVH Corp.	83
3		Ralph Lauren Corp.	394
13		V.F. Corp.	944

			1,691

		Total Consumer Discretionary	23,435

Consumer Staples — 9.1%
		Beverages — 2.7%
35		Coca-Cola Co. (The) (m)	1,425
5		Coca-Cola Enterprises, Inc.	235
10		Constellation Brands, Inc., Class A (a)	1,150
4		Dr. Pepper Snapple Group, Inc.	299
8		Molson Coors Brewing Co., Class B	578
13		PepsiCo, Inc.	1,208

			4,895

		Food & Staples Retailing — 1.7%
7		Costco Wholesale Corp.	1,136
11		CVS Health Corp. (m)	1,175
6		Kroger Co. (The) (m)	450
4		Wal-Mart Stores, Inc.	335

			3,096

		Food Products — 1.7%
16		Archer-Daniels-Midland Co. (m)	744
5		Hershey Co. (The) (m)	494
47		Mondelez International, Inc., Class A	1,693

			2,931

		Household Products — 1.8%
9		Kimberly-Clark Corp.	915
28		Procter & Gamble Co. (The)	2,273

			3,188

		Personal Products — 0.3%
5		Estee Lauder Cos., Inc. (The), Class A	448

		Tobacco — 0.9%
22		Philip Morris International, Inc.	1,675

		Total Consumer Staples	16,233

Energy — 7.2%
		Energy Equipment & Services — 1.4%
9		Baker Hughes, Inc.	563
–	(h)	Cameron International Corp. (a)	–	(h)
2		Ensco plc, (United Kingdom), Class A	44
16		Halliburton Co. (m)	703
–	(h)	National Oilwell Varco, Inc.	–	(h)
–	(h)	Rowan Cos. plc, Class A	–	(h)

JPMorgan Hedged Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Energy Equipment & Services — continued
14	Schlumberger Ltd.	1,206

		2,516

	Oil, Gas & Consumable Fuels — 5.8%
7	Anadarko Petroleum Corp.	559
2	Cheniere Energy, Inc. (a)	189
21	Chevron Corp.	2,232
1	Cimarex Energy Co.	88
3	Devon Energy Corp.	157
8	EOG Resources, Inc.	741
5	EQT Corp.	406
32	Exxon Mobil Corp. (m)	2,703
29	Marathon Oil Corp.	756
4	Marathon Petroleum Corp.	452
17	Occidental Petroleum Corp.	1,209
1	Phillips 66	100
2	Pioneer Natural Resources Co.	315
6	Valero Energy Corp.	396

		10,303

	Total Energy	12,819

Financials — 15.7%
	Banks — 5.6%
148	Bank of America Corp.	2,273
15	BB&T Corp.	592
47	Citigroup, Inc.	2,397
17	KeyCorp	243
2	PNC Financial Services Group, Inc. (The)	200
1	SVB Financial Group (a)	189
77	Wells Fargo & Co.	4,162

		10,056

	Capital Markets — 3.3%
1	BlackRock, Inc.	366
33	Charles Schwab Corp. (The)	1,009
3	Goldman Sachs Group, Inc. (The)	639
26	Invesco Ltd.	1,021
46	Morgan Stanley	1,632
16	State Street Corp.	1,179

		5,846

	Consumer Finance — 0.3%
7	Capital One Financial Corp.	520
2	Navient Corp.	46

		566

	Diversified Financial Services — 1.4%
13	Berkshire Hathaway, Inc., Class B (a)	1,830
3	Intercontinental Exchange, Inc.	605

		2,435

	Insurance — 2.7%
14	ACE Ltd., (Switzerland)	1,572
15	American International Group, Inc. (m)	846
3	Hartford Financial Services Group, Inc. (The)	109
5	Marsh & McLennan Cos., Inc. (m)	279
27	MetLife, Inc.	1,363
3	Prudential Financial, Inc.	203
15	XL Group plc, (Ireland)	560

		4,932

	Real Estate Investment Trusts (REITs) — 2.4%
5	American Tower Corp. (m)	499
4	AvalonBay Communities, Inc. (m)	697
2	Boston Properties, Inc. (m)	311
10	Brixmor Property Group, Inc. (m)	266
13	DiamondRock Hospitality Co. (m)	182
2	Douglas Emmett, Inc. (m)	55
4	Highwoods Properties, Inc. (m)	186
10	Host Hotels & Resorts, Inc. (m)	199
1	LaSalle Hotel Properties (m)	53
7	Liberty Property Trust (m)	242
2	Mid-America Apartment Communities, Inc. (m)	169
11	Prologis, Inc. (m)	488
1	Public Storage (m)	100
4	Simon Property Group, Inc. (m)	820
4	Strategic Hotels & Resorts, Inc. (m) (a)	53

		4,320

	Total Financials	28,155

Health Care — 14.9%
	Biotechnology — 3.2%
3	Alexion Pharmaceuticals, Inc. (a)	583
5	Biogen, Inc. (a)	2,107
15	Celgene Corp. (a)	1,702
9	Gilead Sciences, Inc. (a)	856
4	Vertex Pharmaceuticals, Inc. (a)	498

		5,746

	Health Care Equipment & Supplies — 2.5%
39	Abbott Laboratories (m)	1,810
4	Becton, Dickinson and Co. (m)	607
75	Boston Scientific Corp. (a)	1,329

JPMorgan Hedged Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
		Health Care Equipment & Supplies — continued
9		Stryker Corp.	801

			4,547

		Health Care Providers & Services — 3.2%
7		Aetna, Inc.	698
1		Cigna Corp. (m)	144
1		Express Scripts Holding Co. (a)	92
8		Humana, Inc. (m)	1,492
8		McKesson Corp.	1,894
12		UnitedHealth Group, Inc.	1,395

			5,715

		Health Care Technology — 0.1%
1		Cerner Corp. (a)	90

		Life Sciences Tools & Services — 0.2%
3		Thermo Fisher Scientific, Inc.	418

		Pharmaceuticals — 5.7%
3		Actavis plc (a)	1,041
33		Bristol-Myers Squibb Co.	2,104
29		Johnson & Johnson (m)	2,953
29		Merck & Co., Inc. (m)	1,642
2		Perrigo Co. plc, (Ireland)	386
60		Pfizer, Inc.	2,093

			10,219

		Total Health Care	26,735

Industrials — 10.4%
		Aerospace & Defense — 3.0%
20		Honeywell International, Inc. (m)	2,050
5		L-3 Communications Holdings, Inc.	586
23		United Technologies Corp.	2,651

			5,287

		Airlines — 0.8%
13		Delta Air Lines, Inc.	569
12		United Continental Holdings, Inc. (a)	803

			1,372

		Building Products — 0.3%
2		Fortune Brands Home & Security, Inc.	97
15		Masco Corp. (m)	390

			487

		Construction & Engineering — 0.6%
18		Fluor Corp. (m)	1,015

		Electrical Equipment — 0.8%
22		Eaton Corp. plc	1,482

		Industrial Conglomerates — 0.5%
39		General Electric Co. (m)	964

		Machinery — 2.2%
3		Caterpillar, Inc. (m)	234
6		Cummins, Inc.	890
3		Ingersoll-Rand plc	176
19		PACCAR, Inc.	1,209
3		Pall Corp.	345
7		Parker-Hannifin Corp.	853
–	(h)	Snap-on, Inc.	40
3		SPX Corp.	272

			4,019

		Road & Rail — 2.2%
3		Canadian Pacific Railway Ltd., (Canada)	492
30		CSX Corp. (m)	1,003
22		Union Pacific Corp.	2,386

			3,881

		Total Industrials	18,507

Information Technology — 19.5%
		Communications Equipment — 1.3%
47		Cisco Systems, Inc.	1,299
14		QUALCOMM, Inc.	997

			2,296

		Electronic Equipment, Instruments & Components — 0.7%
12		Corning, Inc.	278
13		TE Connectivity Ltd., (Switzerland)	906

			1,184

		Internet Software & Services — 3.5%
30		Facebook, Inc., Class A (a)	2,479
4		Google, Inc., Class A (a)	1,948
3		Google, Inc., Class C (a)	1,775

			6,202

		IT Services — 3.0%
19		Accenture plc, (Ireland), Class A	1,824
1		Alliance Data Systems Corp. (a)	381
16		Cognizant Technology Solutions Corp., Class A (a)	1,006
7		Fidelity National Information Services, Inc.	447
26		Visa, Inc., Class A	1,699
6		Xerox Corp.	73

			5,430

		Semiconductors & Semiconductor Equipment — 2.8%
11		Applied Materials, Inc.	256
12		Avago Technologies Ltd., (Singapore)	1,583

JPMorgan Hedged Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
		Semiconductors & Semiconductor Equipment — continued
26		Broadcom Corp., Class A	1,130
5		Freescale Semiconductor Ltd. (a)	200
5		KLA-Tencor Corp.	270
17		Lam Research Corp.	1,192
9		Micron Technology, Inc. (a)	233
1		NXP Semiconductors N.V., (Netherlands) (a)	87

			4,951

		Software — 3.8%
19		Adobe Systems, Inc. (a)	1,440
90		Microsoft Corp.	3,640
42		Oracle Corp.	1,810

			6,890

		Technology Hardware, Storage & Peripherals — 4.4%
58		Apple, Inc. (m)	7,170
26		Hewlett-Packard Co. (m)	806

			7,976

		Total Information Technology	34,929

Materials — 2.6%
		Chemicals — 1.5%
5		Axiall Corp.	243
3		Dow Chemical Co. (The) (m)	148
13		E.I. du Pont de Nemours & Co. (m)	918
2		Monsanto Co.	265
23		Mosaic Co. (The)	1,052

			2,626

		Construction Materials — 0.2%
2		Martin Marietta Materials, Inc. (m)	296

		Containers & Packaging — 0.3%
10		Crown Holdings, Inc. (a)	540
2		Sealed Air Corp.	70

			610

		Metals & Mining — 0.6%
62		Alcoa, Inc. (m)	796
15		United States Steel Corp.	357

			1,153

		Total Materials	4,685

Telecommunication Services — 1.4%
		Diversified Telecommunication Services — 1.4%
1		AT&T, Inc.	25
52		Verizon Communications, Inc. (m)	2,507

		Total Telecommunication Services	2,532

Utilities — 3.7%
		Electric Utilities — 2.1%
19		Edison International	1,197
23		Exelon Corp.	776
12		NextEra Energy, Inc.	1,226
1		Pinnacle West Capital Corp. (m)	81
11		Xcel Energy, Inc.	367

			3,647

		Gas Utilities — 0.3%
5		AGL Resources, Inc.	259
–	(h)	National Fuel Gas Co.	–	(h)
13		Questar Corp.	307

			566

		Multi-Utilities — 1.3%
16		CenterPoint Energy, Inc.	325
17		CMS Energy Corp. (m)	598
11		NiSource, Inc.	491
18		PG&E Corp.	951

			2,365

		Total Utilities	6,578

		Total Common Stocks (Cost $165,810)	174,608

NUMBER OF CONTRACTS
Options Purchased — 1.6%
		Put Option Purchased — 1.6%
1		S&P 500 Index, Expiring 06/30/15 at $1,960.000, European Style	2,934
		(Cost $3,023)

SHARES
Short-Term Investment — 1.9%
		Investment Company — 1.9%
3,431		JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.040% (b) (l) (m) (Cost $3,431)	3,431

		Total Investments — 101.1% (Cost $172,264)	180,973
		Liabilities in Excess of Other Assets — (1.1)% (c)	(2,034)

		NET ASSETS — 100.0%	$178,939

Percentages indicated are based on net assets.

JPMorgan Hedged Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

(Amounts in thousands, except number of Futures and Options contracts)

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT MARCH 31, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
34	E-mini S&P 500	06/19/15	$3,503	$11

OPTIONS WRITTEN

Call Options Written

DESCRIPTION	EXERCISE PRICE	EXPIRATION DATE	NUMBER OF CONTRACTS	VALUE
S&P 500 Index, European Style (Premiums received of $2,112.)	$2,130.000	06/30/15	863	$(2,175)

Put Options Written
DESCRIPTION	EXERCISE PRICE	EXPIRATION DATE	NUMBER OF CONTRACTS	VALUE
S&P 500 Index, European Style (Premiums received of $489.)	$1,665.000	06/30/15	863	$(462)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	—	Included in this amount is cash segregated as collateral for futures contracts.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(l)	—	The rate shown is the current yield as of March 31, 2015.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of March 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$12,201
Aggregate gross unrealized depreciation	(3,492)

Net unrealized appreciation/depreciation	$8,709

Federal income tax cost of investments	$172,264

JPMorgan Hedged Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$180,973	$—	$—	$180,973

Liabilities
Options Written
Call Options Written	$(2,175)	$—	$—	$(2,175)
Put Options Written	(462)	—	—	(462)

Total Liabilities	$(2,637)	$—	$—	$(2,637)

Appreciation in Other Financial Instruments
Futures Contracts	$11	$—	$—	$11

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2015.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust I

By:	/s/ Robert L. Young
Robert L. Young
President and Principal Executive Officer
May 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert L. Young
Robert L. Young
President and Principal Executive Officer
May 28, 2015

By:	/s/ Laura M. Del Prato
Laura M. Del Prato
Treasurer and Principal Financial Officer
May 28, 2015